Document and Entity Information	3 Months Ended
Mar. 31, 2013
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar 31, 2013
Trading Symbol	NSR
Entity Registrant Name	NEUSTAR INC
Entity Central Index Key	0001265888

CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Current assets:
Cash and cash equivalents	$ 376,675	$ 340,255	$ 122,237
Restricted cash	2,549	2,543	10,251
Short-term investments	1,564	3,666	10,545
Accounts receivable, net of allowance for doubtful accounts of $1,942 and $2,161, respectively	144,319	131,805	106,274
Unbilled receivables	6,612	6,372	5,551
Notes receivable	2,619	2,740	2,786
Prepaid expenses and other current assets	20,344	17,707	30,420
Deferred costs	7,291	7,379	8,174
Income taxes receivable		6,596	37,874
Deferred tax assets	8,497	6,693	7,728
Total current assets	570,470	525,756	341,840
Long-term investments			2,506
Property and equipment, net	113,723	118,513	100,102
Goodwill	572,178	572,178	572,178
Intangible assets, net	276,115	288,487	338,768
Notes receivable, long-term	406	1,008	3,748
Deferred costs, long-term	600	702	701
Other assets, long-term	26,979	20,080	22,767
Total assets	1,560,471	1,526,724	1,382,610
Current liabilities:
Accounts payable	2,926	9,269	7,385
Accrued expenses	59,767	85,424	79,334
Income taxes payable	6,167
Deferred revenue	48,387	49,070	41,080
Note payable	7,971	8,125	4,856
Capital lease obligations	1,105	1,686	3,065
Accrued restructuring reserve		372	4,361
Other liabilities	2,844	3,856
Other liabilities	2,844	3,484	5,317
Total current liabilities	129,167	157,430	145,398
Deferred revenue, long-term	10,061	9,922	10,363
Note payable, long-term	614,271	576,688	584,809
Capital lease obligations, long-term	422	817	1,918
Deferred tax liabilities, long-term	117,487	114,130	120,948
Other liabilities, long-term	21,592	21,129	16,540
Total liabilities	893,000	880,116	879,976
Commitments and contingencies
Stockholders' equity:
Preferred stock, $0.001 par value; 100,000,000 shares authorized; no shares issued and outstanding as of December 31, 2011 and 2012
Additional paid-in capital	550,709	532,743	436,598
Treasury stock, 16,807,932 and 19,787,089 shares at December 31, 2011 and 2012, respectively, at cost	(634,879)	(604,042)	(495,790)
Accumulated other comprehensive loss	(798)	(767)	(758)
Retained earnings	752,352	718,588	562,501
Total stockholders' equity	667,471	646,608	502,634
Total liabilities and stockholders' equity	1,560,471	1,526,724	1,382,610
Common Class A
Stockholders' equity:
Common stock	87	86	83
Common Class B
Stockholders' equity:
Common stock

CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Accounts receivable, allowance for doubtful accounts	$ 3,013	$ 2,161	$ 1,942
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	100,000,000	100,000,000	100,000,000
Preferred stock, shares issued
Preferred stock, shares outstanding
Treasury stock, shares	20,479,471	19,787,089	16,807,932
Common Class A
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	200,000,000	200,000,000	200,000,000
Common stock, shares issued	86,498,716	85,958,791	82,959,411
Common stock, shares outstanding	66,019,245	66,171,702	66,151,479
Common Class B
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	100,000,000	100,000,000	100,000,000
Common stock, shares issued	3,082	3,082	3,082
Common stock, shares outstanding	3,082	3,082	3,082

CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended									12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenue:
Carrier Services	$ 132,171				$ 124,373					$ 502,085	$ 447,894	$ 391,762
Enterprise Services	44,779				39,485					170,440	151,390	129,104
Information Services	39,466				35,724					158,863	21,171
Revenue	216,416	214,172	211,172	206,462	199,582	174,180	152,497	147,683	146,095	831,388	620,455	520,866
Operating expense:
Cost of revenue (excluding depreciation and amortization shown separately below)	49,297				44,898					185,965	137,992	111,282
Sales and marketing	42,260				38,353					163,729	109,855	86,363
Research and development	7,484				7,724					29,794	17,509	13,780
General and administrative	21,882				20,993					81,797	96,317	65,496
Depreciation and amortization	24,665				22,706					92,955	46,209	32,861
Restructuring charges	2				522					489	3,549	5,361
Total operating expense	145,590				135,196					554,729	411,431	315,143
Income from Operations	70,826	69,288	74,625	68,360	64,386	39,399	58,075	55,235	56,315	276,659	209,024	205,723
Other (expense) income:
Interest and other expense	(17,562)				(8,193)					(34,155)	(6,279)	(6,995)
Interest and other income	141				229					596	1,966	7,582
Income before income taxes	53,405				56,422					243,100	204,711	206,310
Provision for income taxes	19,641				22,460					87,013	81,137	82,282
Income from continuing operations	33,764	37,780	45,753	38,592	33,962	18,720	37,773	33,616	33,465	156,087	123,574	124,028
(Loss) income from discontinued operations, net of tax								(1,261)	38,510		37,249	(17,819)
Net income	$ 33,764	$ 37,780	$ 45,753	$ 38,592	$ 33,962	$ 18,720	$ 37,773	$ 32,355	$ 71,975	$ 156,087	$ 160,823	$ 106,209
Basic net income (loss) per common share:
Continuing operations		$ 0.57	$ 0.69	$ 0.58	$ 0.51	$ 0.26	$ 0.52	$ 0.46	$ 0.45	$ 2.34	$ 1.69	$ 1.66
Discontinued operations								$ (0.02)	$ 0.52		$ 0.51	$ (0.24)
Basic net income per common share	$ 0.51	$ 0.57	$ 0.69	$ 0.58	$ 0.51	$ 0.26	$ 0.52	$ 0.44	$ 0.97	$ 2.34	$ 2.2	$ 1.42
Net income per share:
Basic	$ 0.51	$ 0.57	$ 0.69	$ 0.58	$ 0.51	$ 0.26	$ 0.52	$ 0.44	$ 0.97	$ 2.34	$ 2.2	$ 1.42
Diluted	$ 0.5	$ 0.56	$ 0.68	$ 0.57	$ 0.5	$ 0.26	$ 0.51	$ 0.43	$ 0.96	$ 2.3	$ 2.16	$ 1.4
Diluted net income (loss) per common share:
Continuing operations		$ 0.56	$ 0.68	$ 0.57	$ 0.5	$ 0.26	$ 0.51	$ 0.45	$ 0.45	$ 2.3	$ 1.66	$ 1.63
Discontinued operations								$ (0.02)	$ 0.51		$ 0.5	$ (0.23)
Diluted net income per common share	$ 0.5	$ 0.56	$ 0.68	$ 0.57	$ 0.5	$ 0.26	$ 0.51	$ 0.43	$ 0.96	$ 2.3	$ 2.16	$ 1.4
Weighted average common shares outstanding:
Basic	66,184				67,205					66,737	72,974	74,555
Diluted	67,614				68,478					67,956	74,496	76,065

CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (USD $) In Thousands, unless otherwise specified	3 Months Ended									12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net income	$ 33,764	$ 37,780	$ 45,753	$ 38,592	$ 33,962	$ 18,720	$ 37,773	$ 32,355	$ 71,975	$ 156,087	$ 160,823	$ 106,209
Available for sale investments, net of tax:
Change in net unrealized gains, net of tax	(65)				20					192	(119)	277
Reclassification for gains included in net income, net of tax											(332)
Net change in unrealized gains on investments, net of tax	(65)				20					192	(451)	277
Foreign currency translation adjustment, net of tax:
Change in foreign currency translation adjustment, net of tax	34				(239)					(201)	305	42
Reclassification adjustment included in net income, net of tax											(468)
Foreign currency translation adjustment, net of tax	34				(239)					(201)	(163)	42
Other comprehensive income (loss), net of tax	(31)				(219)					(9)	(614)	319
Comprehensive income	$ 33,733				$ 33,743					$ 156,078	$ 160,209	$ 106,528

CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (Parenthetical) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Unrealized gain (loss) on investments, tax	$ (43)	$ 10	$ 86	$ (3)	$ 140
Reclassification adjustment for gain (loss) included in net income, tax	0	0	0	217	0
Foreign currency translation adjustment, tax	(11)	(69)	85	(261)	109
Reclassification adjustment for gain (loss) included in net income, tax	$ 0	$ 0	$ 0	$ 307	$ 0

CONSOLIDATED STATEMENT OF STOCKHOLDERS' EQUITY (USD $)	Total USD ($)	Class A Common Stock USD ($) USD ($)	Class B Common Stock	Additional Paid-in Capital USD ($)	Treasury Stock USD ($)	Accumulated Other Comprehensive Loss USD ($)	Retained Earnings USD ($)
Beginning Balance at Dec. 31, 2009	$ 504,437,000	$ 79,000		$ 338,109,000	$ (128,757,000)	$ (463,000)	$ 295,469,000
Beginning Balance (in shares) at Dec. 31, 2009		79,425,000	3,000
Common stock options exercised (in shares)	596,426	596,000
Common stock options exercised	7,766,000	1,000		7,765,000
Stock-based compensation expense	18,252,000			18,252,000
Restricted stock granted, net (in shares)		274,000
Common stock repurchase	(40,400,000)				(40,400,000)
Common stock received for tax withholding	(691,000)				(691,000)
Net excess tax benefit from stock option exercises	220,000			220,000
Net income	106,209,000						106,209,000
Other comprehensive income	319,000					319,000
Ending Balance at Dec. 31, 2010	596,112,000	80,000		364,346,000	(169,848,000)	(144,000)	401,678,000
Ending Balance (in shares) at Dec. 31, 2010		80,295,000	3,000
Common stock options exercised (in shares)	2,339,890	2,340,000
Common stock options exercised	39,278,000	3,000		39,275,000
Stock-based compensation expense	28,088,000			28,088,000
Equity awards assumed in TARGUSinfo acquisition	677,000			677,000
Restricted stock granted, net (in shares)		324,000
Common stock repurchase	(324,301,000)				(324,301,000)
Common stock received for tax withholding	(1,641,000)				(1,641,000)
Net excess tax benefit from stock option exercises	4,212,000			4,212,000
Net income	160,823,000						160,823,000
Other comprehensive income	(614,000)					(614,000)
Ending Balance at Dec. 31, 2011	502,634,000	83,000		436,598,000	(495,790,000)	(758,000)	562,501,000
Ending Balance (in shares) at Dec. 31, 2011		82,959,000	3,000
Common stock options exercised (in shares)	2,499,843	2,500,000
Common stock options exercised	59,056,000	3,000		59,053,000
Stock-based compensation expense	28,058,000			28,058,000
Restricted stock granted, net (in shares)		500,000
Common stock repurchase	(98,040,000)				(98,040,000)
Common stock received for tax withholding	(10,212,000)				(10,212,000)
Net excess tax benefit from stock option exercises	9,034,000			9,034,000
Net income	156,087,000						156,087,000
Other comprehensive income	(9,000)					(9,000)
Ending Balance at Dec. 31, 2012	$ 646,608,000	$ 86,000		$ 532,743,000	$ (604,042,000)	$ (767,000)	$ 718,588,000
Ending Balance (in shares) at Dec. 31, 2012		85,959,000	3,000

CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Operating activities:
Net income	$ 33,764	$ 33,962	$ 156,087	$ 160,823	$ 106,209
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	24,665	22,743	92,955	46,837	40,167
Stock-based compensation	8,957	3,901	28,058	28,088	18,252
Loss on debt modification and extinguishment	10,886
Amortization of deferred financing costs and original issue discount on debt	870	984	4,062	764	170
Excess tax benefits from stock option exercises	(3,213)	(6,533)	(9,041)	(4,541)	(1,613)
Deferred income taxes	1,149	2,666	(5,958)	15,025	(4,430)
Impairment of long-lived assets					8,495
Provision for doubtful accounts	1,575	702	4,086	2,596	2,600
Gains on available-for-sale investments and trading securities				(701)	(7,007)
Loss on auction rate securities rights					6,892
Amortization of bond premium	84	152	546	2,975	12
Loss on asset sale				1,933
Changes in operating assets and liabilities, net of acquisitions:
Accounts receivable	(14,399)	(19,180)	(30,874)	(3,624)	(17,515)
Unbilled receivables	(240)	2,574	(821)	2,111	(4,202)
Notes receivable	723	681	2,786	(4,944)	(1,590)
Prepaid expenses and other current assets	(2,359)	10,077	12,089	(8,329)	(640)
Deferred costs	190	(235)	794	(1,974)	1,746
Income taxes receivable	6,596	34,604	40,319	(18,795)
Other assets	86	257	(8)		(520)
Other liabilities	102	(4,867)	1,455	(3,180)	6,774
Accounts payable and accrued expenses	(26,428)	(30,886)	3,472	12,602	(12,615)
Income taxes payable	9,379			(1,590)	439
Accrued restructuring reserve			(3,989)	(657)	1,448
Deferred revenue	(544)	8,426	7,549	994	1,705
Net cash provided by operating activities	51,843	60,028	303,567	226,413	144,777
Investing activities:
Purchases of property and equipment	(13,417)	(9,647)	(53,094)	(45,785)	(38,077)
Sales and maturities of investments	2,020	1,403	10,316	116,128	37,725
Purchases of investments			(1,494)	(81,239)	(50,762)
Businesses acquired, net of cash acquired			706	(695,547)	(21,658)
Net cash (used in) provided by investing activities	(11,397)	(8,244)	(43,566)	(706,443)	(72,772)
Financing activities:
(Increase) decrease in restricted cash	(6)	(7)	7,708	(8,852)	(44)
Proceeds from note payable	624,244			591,000
Payments under notes payable obligations	(2,031)	(1,500)	(6,000)	(1,500)	(987)
Extinguishment of note payable	(592,500)
Principal repayments on capital lease obligations	(976)	(900)	(3,494)	(7,171)	(12,208)
Debt issuance costs	(11,410)			(20,418)
Proceeds from exercise of common stock options	6,256	32,084	59,056	39,278	7,766
Excess tax benefits from stock-based compensation	3,213	6,533	9,041	4,541	1,613
Repurchase of restricted stock awards	(6,392)	(8,913)	(10,212)	(1,641)	(691)
Repurchase of common stock	(24,445)	(23,837)	(98,040)	(324,301)	(40,400)
Net cash (used in) provided by financing activities	(4,047)	3,460	(41,941)	270,936	(44,951)
Effect of foreign exchange rates on cash and cash equivalents	21	(313)	(42)	(239)	(65)
Net increase (decrease) in cash and cash equivalents	36,420	54,931	218,018	(209,333)	26,989
Cash and cash equivalents at beginning of period	340,255	122,237	122,237	331,570	304,581
Cash and cash equivalents at end of period	376,675	177,168	340,255	122,237	331,570
Supplemental cash flow information:
Cash paid for interest			31,209	762	1,247
Cash paid for income taxes			50,229	40,715	72,726
Non-cash investing activities:
Property and equipment acquired under capital leases			1,057	1,141	1,414
Accounts payable incurred to purchase property and equipment			$ 5,759	$ 2,733	$ 1,104
Equity awards assumed in TARGUSinfo acquisition				677

DESCRIPTION OF BUSINESS AND ORGANIZATION	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
DESCRIPTION OF BUSINESS AND ORGANIZATION
1.	DESCRIPTION OF BUSINESS AND ORGANIZATION

NeuStar, Inc. (the Company or Neustar) is a trusted provider of real-time information and analysis using proprietary and hard to replicate data sets. The Company’s customers use its services for commercial insights that help them promote and protect their businesses. The Company combines proprietary, third party and customer data sets to develop unique algorithms, models, point solutions and complete work flow solutions. Among other things, chief marketing, security, information and operating officers use these real-time insights to identify who or what is at the other end of a transaction, the geographic-context of a transaction and the most appropriate response. The Company provides its services in a trusted and neutral manner. The Company’s customers access its databases through standard connections, which the Company believes is the most efficient and cost effective way to exchange operationally essential data in a secured environment that does not favor any particular customer or technology. Today the Company primarily serves customers in the Internet, communications, information services, financial services, retail, and media and advertising verticals.

The Company was founded to meet the technical and operational challenges of the communications industry when the U.S. government mandated local number portability in 1996. The Company provides the authoritative solution that the communications industry relies upon to meet this mandate. Since then, the Company has grown to offer a broad range of innovative services, including database services (telephone number databases, domain names, short-codes and fixed IP addresses), analytics platforms used for Internet security services, caller identification services, web performance monitoring services and real-time information and analytics services.

The Company provides the North American communications industry with real-time information that enables the dynamic routing of virtually all telephone calls and text messages among competing carriers in the United States and Canada. The Company’s internet and eCommerce customers use its broad array of domain name systems (DNS) solutions to resolve internet queries in a timely manner and to protect their businesses from malicious attacks. The Company also provides a broad suite of solutions that allows its customers to generate marketing leads, offer more relevant services and improve client conversion rates.

The Company categorizes its services into three reportable segments:

•

Carrier Services. The Company’s carrier services include numbering services, order management services and IP services. Through its set of unique databases and system infrastructure in geographically dispersed data centers, the Company manages the increasing complexity in the communications industry and ensures the seamless connection of its carrier customers’ numerous networks, while also enhancing the capabilities and performance of their infrastructure. The Company operates the authoritative databases that manage virtually all telephone area codes and numbers, and enables the dynamic routing of calls and text messages among numerous competing carriers in the United States and Canada. All carriers that offer telecommunications services to the public at large in the United States and Canada must access a copy of the Company’s unique database to properly route their customers’ calls and text messages. The Company also facilitates order management and work-flow processing among carriers, and allows operators to manage and optimize the addressing and routing of IP communications.

•

Enterprise Services. The Company’s enterprise services include Internet infrastructure services (IIS) and registry services. Through the Company’s global directory platform, the Company provides a suite of DNS services to its enterprise customers. The Company manages a collection of directories that maintain addresses in order to direct, prioritize and manage Internet traffic, and to find and resolve Internet queries and top-level domains. The Company is the authoritative provider of essential registry services and manages directories of similar resources, or addresses, that its customers use for reliable, fair and secure access and connectivity. In addition, enterprise customers rely on the Company’s services to monitor and load-test websites to help identify issues and optimize performance. The Company also provides fixed IP geolocation services that help enterprises identify the location of their online consumers for a variety of purposes, including fraud prevention and marketing. Additionally, the Company provides directory services for the 5- and 6-digit number strings used for all U.S. Common Short Codes, which is part of the short messaging service relied upon by the U.S. wireless industry. The Company also operates the user authentication and rights management system, which supports the UltraVioletTM digital content locker that consumers can use to access to their entertainment content.

•

Information Services. The Company’s information services include on-demand solutions that help carriers and enterprises identify, verify, evaluate and locate customers and prospective customers. The Company’s authoritative databases and solutions enable its clients to return the caller name associated with the calling phone number and to make informed decisions in real time about consumer-initiated interactions on the Internet, over the telephone and at the point of sale, by correlating consumer identifier information with attributes such as demographics, buying behavior surveys and location. This allows the Company’s customers to offer consumers more relevant services and products, and leads to higher client conversion rates. Using the Company’s proprietary databases, the Company’s online display advertising solution allows marketers to display, in real time, advertisements that will be most relevant to online consumers without the need for online behavioral tracking.

1.    DESCRIPTION OF BUSINESS AND ORGANIZATION

NeuStar, Inc. (the Company or Neustar) is a trusted provider of real-time information and analysis using proprietary and hard to replicate data sets. The Company’s customers use its services for commercial insights that help them promote and protect their businesses. The Company combines proprietary, third party and customer data sets to develop unique algorithms, models, point solutions and complete work flow solutions. Among other things, chief marketing, security, information and operating officers use these real-time insights to identify who or what is at the other end of a transaction, the geographic-context of a transaction and the most appropriate response. The Company provides its services in a trusted and neutral manner. The Company’s customers access its databases through standard connections, which the Company believes is the most efficient and cost effective way to exchange operationally essential data in a secured environment that does not favor any particular customer or technology. Today the Company primarily serves customers in the Internet, communications, information services, financial services, retail, and media and advertising verticals.

The Company was founded to meet the technical and operational challenges of the communications industry when the U.S. government mandated local number portability in 1996. The Company provides the authoritative solution that the communications industry relies upon to meet this mandate. Since then, the Company has grown to offer a broad range of innovative services, including database services (telephone number databases, domain names, short-codes and fixed IP addresses), analytics platforms used for Internet security services, caller identification services, web performance monitoring services and real-time information and analytics services.

The Company provides the North American communications industry with real-time information that enables the dynamic routing of virtually all telephone calls and text messages among competing carriers in the United States and Canada. The Company’s internet and eCommerce customers use its broad array of domain name systems (DNS) solutions to resolve internet queries in a timely manner and to protect their businesses from malicious attacks. The Company also provides a broad suite of solutions that allows its customers to generate marketing leads, offer more relevant services and improve client conversion rates.

The Company categorizes its services into three reportable segments:

•

Carrier Services.  The Company’s carrier services include numbering services, order management services and IP services. Through its set of unique databases and system infrastructure in geographically dispersed data centers, the Company manages the increasing complexity in the communications industry and ensures the seamless connection of its carrier customers’ numerous networks, while also enhancing the capabilities and performance of their infrastructure. The Company operates the authoritative databases that manage virtually all telephone area codes and numbers, and enables the dynamic routing of calls and text messages among numerous competing carriers in the United States and Canada. All carriers that offer telecommunications services to the public at large in the United States and Canada must access a copy of the Company’s unique database to properly route their customers’ calls and text messages. The Company also facilitates order management and work-flow processing among carriers, and allows operators to manage and optimize the addressing and routing of IP communications.

•

Enterprise Services.  The Company’s enterprise services include Internet infrastructure services (IIS) and registry services. Through the Company’s global directory platform, the Company provides a suite of DNS services to its enterprise customers. The Company manages a collection of directories that maintain addresses in order to direct, prioritize and manage Internet traffic, and to find and resolve Internet queries and top-level domains. The Company is the authoritative provider of essential registry services and manages directories of similar resources, or addresses, that its customers use for reliable, fair and secure access and connectivity. In addition, enterprise customers rely on the Company’s services to monitor and load-test websites to help identify issues and optimize performance. The Company also provides fixed IP geolocation services that help enterprises identify the location of their online consumers for a variety of purposes, including fraud prevention and marketing. Additionally, the Company provides directory services for the 5- and 6-digit number strings used for all U.S. Common Short Codes, which is part of the short messaging service relied upon by the U.S. wireless industry. The Company also operates the user authentication and rights management system, which supports the UltraVioletTM digital content locker that consumers can use to access to their entertainment content.

•

Information Services.  The Company’s information services include on-demand solutions that help carriers and enterprises identify, verify, evaluate and locate customers and prospective customers. The Company’s authoritative databases and solutions enable its clients to return the caller name associated with the calling phone number and to make informed decisions in real time about consumer-initiated interactions on the Internet, over the telephone and at the point of sale, by correlating consumer identifier information with attributes such as demographics, buying behavior surveys and location. This allows the Company’s customers to offer consumers more relevant services and products, and leads to higher client conversion rates. Using the Company’s proprietary databases, the Company’s online display advertising solution allows marketers to display, in real time, advertisements that will be most relevant to online consumers without the need for online behavioral tracking.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Unaudited Interim Financial Information

The accompanying unaudited consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles (GAAP) for interim financial information and the instructions to Form 10-Q and Article 10 of Regulation S-X. Accordingly, they do not include all of the information and notes required by U.S. GAAP for complete financial statements. In the opinion of management, all adjustments (consisting of normal recurring adjustments) considered necessary for a fair presentation have been included. The results of operations for the three months ended March 31, 2013 are not necessarily indicative of the results that may be expected for the full fiscal year. The consolidated balance sheet as of December 31, 2012 has been derived from the audited consolidated financial statements at that date, but does not include all of the information and notes required by U.S. generally accepted accounting principles for complete financial statements. These consolidated financial statements should be read in conjunction with the audited consolidated financial statements and notes included in the Company’s Annual Report on Form 10-K for the year ended December 31, 2012 (the 2012 Form 10-K) filed with the Securities and Exchange Commission.

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting periods. Significant estimates and assumptions are inherent in the analysis and the measurement of deferred tax assets; the identification and quantification of income tax liabilities due to uncertain tax positions; restructuring liabilities; valuation of investments; recoverability of intangible assets, other long-lived assets and goodwill; the determination of the allowance for doubtful accounts; and the classification of note payable. The Company bases its estimates on historical experience and assumptions that it believes are reasonable. Actual results could differ from those estimates.

Fair Value of Financial Instruments

The Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic Financial Instruments requires disclosures of fair value information about financial instruments, whether or not recognized in the balance sheet, for which it is practicable to estimate that value. Due to their short-term nature, the carrying amounts reported in the accompanying unaudited consolidated financial statements approximate the fair value for cash and cash equivalents, accounts receivable, accounts payable and accrued expenses. The Company determines the fair value of its investments using third-party pricing sources, which primarily use a consensus price or weighted average price for the fair value assessment. The consensus price is determined by using matrix prices from a variety of industry standard pricing services, data providers, large financial institutions and other third party sources and utilizing those matrix prices as inputs into a distribution-curve-based algorithm to determine the estimated market value. Matrix prices are based on quoted prices for securities with similar terms (i.e., coupon rate, maturity, credit rating) (see Note 4). The Company believes the carrying value of its notes receivable approximates fair value as the interest rate approximates a market rate. The Company believes the carrying value of its long-term debt approximates the fair value of the debt as the terms and interest rates approximate market rates (see Note 6).

The estimated fair values of the Company’s financial instruments are as follows (in thousands):

	December 31, 2012		March 31, 2013
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Cash and cash equivalents	$340,255	$340,255	$376,675	$376,675
Restricted cash (current assets)	2,543	2,543	2,549	2,549
Short-term investments	3,666	3,666	1,564	1,564
Notes receivable (including current portion)	3,748	3,748	3,025	3,025
Marketable securities (other assets, long-term)	4,458	4,458	4,621	4,621
Deferred compensation (other liabilities, long-term)	3,874	3,874	4,042	4,042
2011 Term Facility (including current portion, net of discount)	584,813	584,813	—	—
2013 Term Facility (including current portion, net of discount)	—	—	322,242	322,242
Senior Notes (including current portion)	—	—	300,000	300,000

Restricted Cash

As of December 31, 2012 and March 31, 2013, cash of $2.5 million and $2.5 million, respectively, was restricted for deposits on leased facilities.

Recent Accounting Pronouncements

In February 2013, the FASB issued ASU 2013-02, Comprehensive Income (Topic 220) — Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income. This update requires the presentation, either in a single note or parenthetically on the face of the financial statements, of the effect of significant amounts reclassified from each component of accumulated other comprehensive income based on its source and the income statement line items affected by the reclassification. This ASU is effective prospectively for the Company for annual and interim periods beginning January 1, 2013. The adoption of the amended accounting guidance in the first quarter of 2013 impacted the Company’s presentation of other comprehensive income and did not have an impact on the Company’s consolidated results of operations.

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation and Consolidation

The consolidated financial statements include the accounts of the Company and its wholly owned subsidiaries. All material intercompany transactions and accounts have been eliminated in consolidation. The Company consolidates investments where it has a controlling financial interest. The usual condition for controlling financial interest is ownership of a majority of the voting interest and, therefore, as a general rule, ownership, directly or indirectly, of more than 50% of the outstanding voting shares is a condition indicating consolidation. The Company does not have any variable interest entities or investments accounted for under the equity method of accounting.

Discontinued Operations

A business is classified as discontinued operations when (1) the operations and cash flows of the business can be clearly distinguished and have been or will be eliminated from the Company’s ongoing operations; (2) the business has either been disposed of or is classified as held for sale; and (3) the Company will not have any significant continuing involvement in the operations of the business after the disposal transaction. The results of discontinued operations (as well as the gain or loss on the disposal) are aggregated and separately presented in the Company’s consolidated statement of operations, net of income taxes.

Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles (U.S. GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting periods. Significant estimates and assumptions are inherent in the analysis and the measurement of deferred tax assets; the identification and quantification of income tax liabilities due to uncertain tax positions; restructuring liabilities; valuation of investments; recoverability of intangible assets, other long-lived assets and goodwill; the determination of the allowance for doubtful accounts; and the classification of note payable. The Company bases its estimates on historical experience and assumptions that it believes are reasonable. Actual results could differ from those estimates.

Fair Value of Financial Instruments

The Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic Financial Instruments requires disclosures of fair value information about financial instruments, whether or not recognized in the balance sheet, for which it is practicable to estimate that value. Due to their short-term nature, the carrying amounts reported in the accompanying consolidated financial statements approximate the fair value for cash and cash equivalents, accounts receivable, accounts payable and accrued expenses. The Company determines the fair value of its investments using third-party pricing sources, which primarily use a consensus price or weighted average price for the fair value assessment. The consensus price is determined by using matrix prices from a variety of industry standard pricing services, data providers, large financial institutions and other third party sources and utilizing those matrix prices as inputs into a distribution-curve-based algorithm to determine the estimated market value. Matrix prices are based on quoted prices for securities with similar terms (i.e., coupon rate, maturity, credit rating) (see Note 5). The Company believes the carrying value of its notes receivable approximates fair value as the interest rate approximates a market rate. The Company believes the carrying value of its long-term debt approximates the fair value of the debt as the terms and interest rates approximate market rates.

The estimated fair values of the Company’s financial instruments are as follows (in thousands):

	December 31,
	2011		2012
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Cash and cash equivalents	$122,237	$122,237	$340,255	$340,255
Restricted cash (current assets)	$10,251	$10,251	$2,543	$2,543
Short-term investments	$10,545	$10,545	$3,666	$3,666
Notes receivable (including current portion)	$6,534	$6,534	$3,748	$3,748
Marketable securities (other assets, long-term)	$4,008	$4,008	$4,458	$4,458
Long-term investments	$2,506	$2,506	$—	$—
Deferred compensation (other liabilities long-term)	$4,028	$4,028	$3,874	$3,874
Note payable (including current portion)	$589,665	$589,665	$584,813	$584,813

Cash and Cash Equivalents

The Company considers all highly liquid investments, which are investments that are readily convertible into cash and have original maturities of three months or less at the time of purchase, to be cash equivalents.

Restricted Cash

As of December 31, 2011 and 2012, restricted cash was $10.3 million and $2.5 million, respectively. As of December 31, 2011, cash of $9.2 million was restricted as collateral for the Company’s outstanding letters of credit. As of December 31, 2011 and December 31, 2012, cash of $1.1 million and $2.5 million, respectively, was restricted for deposits on leased facilities.

Concentrations of Credit Risk

Financial instruments that are potentially subject to a concentration of credit risk consist principally of cash, cash equivalents, investments, and accounts receivable. The Company’s cash management and investment policies are in place to restrict placement of these instruments with only financial institutions evaluated as highly creditworthy.

With respect to accounts receivable, the Company performs ongoing evaluations of its customers, generally granting uncollateralized credit terms to its customers, and maintains an allowance for doubtful accounts based on historical experience and management’s expectations of future losses. Customers under the Company’s contracts with North American Portability Management LLC (NAPM) are charged a Revenue Recovery Collection (RRC) fee (see “Accounts Receivable, Revenue Recovery Collections and Allowance for Doubtful Accounts” below).

Investments

The Company’s investments classified as available-for-sale are carried at estimated fair value with unrealized gains and losses reported as a separate component of accumulated other comprehensive loss. Realized gains and losses and declines in value judged to be other-than-temporary, if any, on available-for-sale securities are included in other (expense) income. The cost at time of sale of available-for-sale investments is based upon the specific identification method. Interest and dividends on these securities is included in interest and other income.

The Company periodically evaluates whether any declines in the fair value of its investments are other-than-temporary. This evaluation consists of a review of several factors, including but not limited to: the length of time and extent that a security has been in an unrealized loss position; the existence of an event that would impair the issuer’s future earnings potential; the near-term prospects for recovery of the market value of a security; the Company’s intent to sell an impaired security; and the probability that the Company will be required to sell the security before the market value recovers. If an investment which the Company does not intend to sell prior to recovery declines in value below its amortized cost basis and it is not more likely than not that the Company will be required to sell the related security before the recovery of its amortized cost basis, the Company recognizes the difference between the present value of the cash flows expected to be collected and the amortized cost basis, or credit loss, as an other-than-temporary charge in interest and other expense. The difference between the estimated fair value and the security’s amortized cost basis at the measurement date related to all other factors is reported as a separate component of accumulated other comprehensive loss.

The Company’s investments classified as trading are carried at estimated fair value with unrealized gains and losses reported in other (expense) income. During 2010, the Company classified its auction rate securities as trading pursuant to the Investments – Debt and Equity Securities Topic of the FASB ASC, with changes in the fair value of these securities recorded in earnings (see Note 4). Interest and dividends on these securities are included in interest and other income.

Accounts Receivable, Revenue Recovery Collections and Allowance for Doubtful Accounts

Accounts receivable are recorded at the invoiced amount and do not bear interest. In accordance with the Company’s contracts with NAPM, the Company bills a RRC fee to offset uncollectible receivables from any individual customer. The RRC fee is based on a percentage of monthly billings. During 2009, the RRC fee was 0.75%. On July 1, 2010, the RRC fee was reduced to 0.65% and remained at that level through December 31, 2012. The RRC fees are recorded as an accrued expense when collected. If the RRC fee is insufficient, the amounts can be recovered from the customers. Any accrued RRC fees in excess of uncollectible receivables are paid back to the customers annually on a pro rata basis. RRC fees of $2.4 million and $2.6 million are included in accrued expenses as of December 31, 2011 and 2012, respectively. All other receivables related to services not covered by the RRC fees are evaluated and, if deemed not collectible, are reserved. The Company recorded an allowance for doubtful accounts of $1.9 million and $2.2 million as of December 31, 2011 and 2012, respectively. Bad debt expense amounted to $2.6 million, $2.6 million and $4.1 million for the years ended December 31, 2010, 2011 and 2012, respectively.

Deferred Financing Costs

The Company amortizes deferred financing costs using the effective-interest method and records such amortization as interest expense. Amortization of debt discount and annual commitment fees for unused portions of available borrowings are also recorded as interest expense. Direct and incremental costs related to the issuance of debt are capitalized as deferred financing costs and are reported in other assets on the Company’s consolidated balance sheets.

Property and Equipment

Property and equipment, including leasehold improvements and assets acquired through capital leases, are recorded at cost, net of accumulated depreciation and amortization. Depreciation and amortization of property and equipment are determined using the straight-line method over the estimated useful lives of the assets, as follows:

Computer hardware	3 – 5 years
Equipment	5 years
Furniture and fixtures	5 – 7 years
Leasehold improvements	Lesser of related lease term or useful life

Amortization expense of assets acquired through capital leases is included in depreciation and amortization expense in the consolidated statements of operations. Replacements and major improvements are capitalized; maintenance and repairs are charged to expense as incurred. Impairments of long-lived assets are determined in accordance with the Property, Plant and Equipment Topic of the FASB ASC. In the fourth quarter of 2010, the Company recorded an impairment charge of $7.9 million related to property and equipment, including capitalized technology, used by its Converged Messaging asset group (see “Impairment of Long-Lived Assets” below).

The Company capitalizes software development and acquisition costs in accordance with the Intangibles — Goodwill and Other, Internal-Use Software Topic of the FASB ASC, which requires the capitalization of costs incurred in connection with developing or obtaining software for internal use. Costs incurred to develop the internal-use software are capitalized, while costs incurred for planning the project and for post-implementation training and maintenance are expensed as incurred. The capitalized costs of purchased technology and software development are amortized using the straight-line method over an estimated useful life of three to five years. During the years ended December 31, 2011 and 2012, the Company capitalized costs related to internal use software of $28.6 million and $30.3 million, respectively. Amortization expense related to internal use software for the years ended December 31, 2010, 2011 and 2012 was $15.2 million, $17.3 million and $24.1 million, respectively, and is included in depreciation and amortization expense in the consolidated statements of operations.

Goodwill

Goodwill represents the excess of the purchase price over the fair value of assets acquired, as well as other identifiable intangible assets. In accordance with the Intangibles — Goodwill and Other Topic of the FASB ASC, goodwill and indefinite-lived intangible assets are not amortized, but are reviewed for impairment at least annually and upon the occurrence of events or changes in circumstances that would reduce the fair value of such assets below their carrying amount. For purposes of the Company’s annual impairment test completed on October 1, 2010, the Company identified and assigned goodwill to three reporting units, Carrier Services, Internet Infrastructure Services and Registry Services. For purposes of the Company’s annual impairment test completed on October 1, 2011, the Company identified and assigned goodwill to two reporting units, Carrier Services and Enterprise Services. The Company’s third reporting unit, Information Services, was established as a result of the acquisition of Targus Information Corporation (TARGUSinfo) on November 8, 2011, and was not included in the Company’s annual impairment test completed on October 1, 2011. For purposes of the Company’s annual impairment test completed on October 1, 2012, the Company identified and assigned goodwill to three reporting units, Carrier Services, Enterprise Services and Information Services.

Goodwill is tested for impairment at the reporting unit level using a two-step approach. The first step is to compare the fair value of a reporting unit’s net assets, including assigned goodwill, to the book value of its net assets, including assigned goodwill. Fair value of the reporting unit is determined using both a discounted cash flow method and a market approach. To assist in the process of determining if a goodwill impairment exists, the Company performs internal valuation analyses and considers other market information that is publicly available, and the Company may obtain valuations from external advisors. If the fair value of the reporting unit is greater than its net book value, the assigned goodwill is not considered impaired. If the fair value is less than the reporting unit’s net book value, the Company performs a second step to measure the amount of the impairment, if any. The second step is to compare the book value of the reporting unit’s assigned goodwill to the implied fair value of the reporting unit’s goodwill, using a theoretical purchase price allocation. If the carrying value of goodwill exceeds the implied fair value, an impairment has occurred and the Company is required to record a write-down of the carrying value and charge the impairment as an operating expense in the period the determination is made. There were no goodwill impairment charges recognized during the years ended December 31, 2010, 2011 and 2012.

Segment Reporting

Operating segments are components of an enterprise about which discrete financial information is available that is evaluated regularly by the chief operating decision maker (CODM) in deciding how to allocate resources and in assessing performance. As of December 31, 2012, the Company’s CODM evaluates performance and allocates resources based on multiple factors, including segment contribution for the following service categories: Carrier Services, Enterprise Services and Information Services. The Company’s operating segments are the same as its reportable segments.

Identifiable Intangible Assets

Identifiable intangible assets are amortized over their respective estimated useful lives using a method of amortization that reflects the pattern in which the economic benefits of the intangible assets are consumed or otherwise used and are periodically reviewed for impairment. In the fourth quarter of 2010, the Company recorded an intangible asset impairment charge of $0.6 million related to its Converged Messaging asset group (see “Impairment of Long-Lived Assets” below). There were no intangible asset impairment charges recognized during the years ended December 31, 2011 and 2012.

The Company’s identifiable intangible assets are amortized as follows:

	Years	Method
Acquired technologies	3 – 5	Straight-line
Customer lists and relationships	3 – 10	Various
Trade names and trademarks	3	Straight-line

Amortization expense related to identifiable intangible assets is included in depreciation and amortization expense in the consolidated statements of operations.

Impairment of Long-Lived Assets

In accordance with Property, Plant and Equipment Topic of the FASB ASC, the Company reviews long-lived assets and certain identifiable intangible assets for impairment whenever events or changes in circumstances indicate the carrying amount of an asset may not be recoverable. The Company measures recoverability of assets to be held and used by comparing the carrying amount of the assets to future undiscounted net cash flows expected to be generated by the assets. Recoverability measurement and estimating undiscounted cash flows is performed at the lowest possible level for which there are identifiable cash flows. If the carrying amount of the assets exceeds the future undiscounted cash flows expected to be generated by those assets, such assets fail the recoverability test and an impairment charge would be recognized, measured as the amount by which the carrying amount of the assets exceeds the fair value. Assets to be disposed of are recorded at the lower of the carrying amount or fair value less costs to sell.

In the first quarter of 2010, the Company realigned its organizational structure, and its NGM business was included with other IP-related services in the Company’s Carrier Services operating segment. The services, technology and customer base of the NGM business was renamed Converged Messaging Services while the sales and marketing functions were transitioned to the broader Carrier Services operating segment. In the fourth quarter of 2010, the Company decided to exit the Converged Messaging Services business. The Company believes that its decision to exit this business was an indicator of impairment for long-lived assets in its Converged Messaging Services asset group. As a result, in the fourth quarter of 2010, the Company performed a recoverability test and determined that the future undiscounted cash flows of the asset group was less than the carrying value. The Company recorded an $8.5 million charge for impairment of long-lived assets, the largest component of which was capitalized technology. In determining fair value, the Company utilized estimates from external advisors and valuation models that involved assumptions about replacement cost, obsolescence factors, future cash flows, discount rates and, as appropriate, review of market comparables. During the second quarter of 2011, the Company ceased operations of its Converged Messaging Services business and all corresponding prior period results of this business presented in the Company’s consolidated statements of operations have been reclassified to reflect the operations of the Converged Messaging Services business as discontinued operations (see Note 3).

Revenue Recognition

The Company provides essential technology and directory services to customers pursuant to various private commercial and government contracts. The Company’s revenue recognition policies are in accordance with the Revenue Recognition Topic of the FASB ASC.

Significant Contracts

As part of its carrier services, the Company provides number portability administration center services (NPAC Services), which include wireline and wireless number portability, implementation of the allocation of pooled blocks of telephone numbers and network management services in the United States pursuant to seven contracts with NAPM, an industry group that represents all telecommunications service providers in the United States. The aggregate fees for transactions processed under these contracts are determined by an annual fixed-fee pricing model under which the annual fixed fee (Base Fee) was set at $362.1 million, $385.6 million and $410.7 million in 2010, 2011 and 2012, respectively, and is subject to an annual price escalator of 6.5% in subsequent years. These contracts also provide for fixed credits to customers of $25.0 million in 2010 and $5.0 million in 2011, which were applied to reduce the Base Fee for the applicable year. Customers under these contracts could have earned additional credits of up to $15.0 million annually in each of 2010 and 2011 if the customers reached specific levels of aggregate telephone number inventories and adopted and implemented certain IP fields and functionality. In the event that the volume of transactions in a given year is above or below the contractually established volume range for that year, the Base Fee may be adjusted up or down, respectively, with any such adjustment being applied against invoices in the following year. To the extent any available additional credits expire unused at the end of a year, they will be recognized in revenue at that time. The Company determines the fixed and determinable fee under these contracts on an annual basis at the beginning of each year and recognizes this fee in its Carrier Services operating segment on a straight-line basis over twelve months.

For 2010, the Company concluded that the fixed and determinable fee equaled $322.1 million, which represented the Base Fee of $362.1 million, reduced by the $25.0 million fixed credit and $15.0 million of additional credits. For 2011, the Company concluded that the fixed and determinable fee equaled $365.6 million, which represents the Base Fee of $385.6 million, reduced by the $5.0 million fixed credit and $15.0 million of additional credits. During 2010 and 2011, the Company determined that its carrier customers have earned all of the additional credits of $15.0 million attributable to the adoption and implementation of the requisite IP fields and functionality and the achievement of specific levels of aggregate telephone number inventories. For 2012, the Company concluded that the fixed and determinable fee equaled $410.7 million, which represents the Base Fee.

The total amount of revenue derived under the Company’s contracts with NAPM, comprised of NPAC Services, connection service fees related to the Company’s NPAC Services and system enhancements, was approximately $337.1 million, $374.4 million and $418.2 million for the years ended December 31, 2010, 2011 and 2012, respectively.

Fees under the Company’s contracts with NAPM are billed to telecommunications service providers based on their allocable share of the total transaction charges. This allocable share is based on each respective telecommunications service provider’s share of the aggregate end-user services revenues of all U.S. telecommunications service providers, as determined by the Federal Communications Commission. The Company also bills an RRC fee equal to a percentage of monthly billings to its customers, which is available to the Company if any customer under the contracts to provide NPAC services fails to pay its allocable share of total transactions charges.

Carrier Services

Under its seven contracts with NAPM, the Company provides NPAC Services. As discussed above under the heading “Revenue Recognition — Significant Contracts,” the Company determines the fixed and determinable fee on an annual basis and recognizes such fee on a straight-line basis over twelve months.

The Company provides NPAC Services in Canada under its long-term contract with the Canadian LNP Consortium Inc. The Company recognizes revenue on a per-transaction fee basis as the services are performed.

The Company generates revenue from its telephone number administration services under two government contracts: North American Numbering Plan Administrator (NANPA) and National Pooling Administrator (NPA). Under its NANPA contract, the Company earns a fixed annual fee and recognizes this fee as revenue on a straight-line basis as services are provided. Under its NPA contract, the Company earns a fixed fee associated with administration of the pooling system. The Company recognizes revenue for this contract on a straight-line basis over the term of the contract. In the event the Company estimates losses on these fixed price contracts, the Company recognizes these losses in the period in which a loss becomes apparent.

The Company generates revenue from connection fees and system enhancements provided under its contracts with NAPM. The Company recognizes connection fee revenue as the service is performed. System enhancements are provided under contracts in which the Company is reimbursed for costs incurred plus a fixed fee, and revenue is recognized based on costs incurred plus a pro rata amount of the fee.

The Company provides hosted Order Management Services, consisting of customer set-up and implementation followed by transaction processing, under contracts with terms ranging from one to three years. Customer set-up and implementation is not considered a separate deliverable; accordingly, the fees for these services are deferred and recognized as revenue on a straight-line basis over the term of the contract. Per-transaction fees are recognized as the transactions are processed.

The Company generates revenue from its licensed Order Management Services under contracts with terms ranging from three months to two years. The Company generates revenue under these contracts for software licenses, implementation and customization services and post-contract support services (PCS). Under these contracts, revenue is recognized when persuasive evidence of an arrangement exists, delivery has occurred, the fee is fixed or determinable, collectability is probable and, if applicable, when vendor-specific objective evidence (VSOE) of fair value exists to allocate the arrangement fee to the undelivered elements of a multiple element arrangement. Revenue is allocated to delivered elements of an arrangement using the residual method. Under the residual method, revenue is allocated to the undelivered elements using VSOE of fair value with the remaining contract fee allocated to the delivered elements and recognized as revenue when all other revenue recognition criteria have been met. For software contracts that include customization services that are essential to the functionality of the delivered software, the software license and implementation and customization revenue is recognized under the contract method of accounting using the percentage-of-completion method. The Company estimates the percentage-of-completion for each contract based on the ratio of direct labor hours incurred to total estimated direct labor hours required under such contract and recognizes an amount of revenue equal to the percentage-of-completion multiplied by the contract amount allocated to the software license and implementation and customization services fees. The contract amount allocated to these delivered elements is determined under the residual method approach. The Company determined the VSOE of PCS under the bell-shape curve approach and determined that a substantial majority of its actual PCS renewals are within a narrow range of the median pricing. For arrangements with bundled PCS where there is no stated contractual PCS rate or where the rate is less than the established range of VSOE, the Company utilizes the low end of the range for VSOE as the fair value of PCS. PCS revenue is recognized on a straight-line basis over the service term of the contract.

Enterprise Services

The Company generates revenue from the management of internal and external DNS services. The Company’s revenue from these services consists of customer set-up fees, monthly recurring fees and per-transaction fees for transactions in excess of pre-established monthly minimums under contracts with terms ranging from one to three years. Customer set-up fees are not considered a separate deliverable and are deferred and recognized on a straight-line basis over the term of the contract. Under the Company’s contracts to provide DNS services, customers have contractually established monthly transaction volumes for which they are charged a recurring monthly fee. Transactions processed in excess of the pre-established monthly volume are billed at a contractual per-transaction rate. Each month, the Company recognizes the recurring monthly fee and usage in excess of the established monthly volume on a per-transaction basis as services are provided.

The Company generates revenue related to its Internet domain name registry services under contracts with terms generally between one and ten years. The Company recognizes revenue on a straight-line basis over the term of the related customer contracts.

The Company generates revenue from its U.S. Common Short Code services under short-term contracts ranging from three to twelve months, and the Company recognizes revenue on a straight-line basis over the term of the related customer contracts.

Information Services

The Company generates revenue from a broad portfolio of real-time information and analytics services. The Company recognizes revenue when persuasive evidence of an agreement exists, the terms are fixed or determinable, services are performed, and collection is reasonably assured. Certain contracts provide for a guaranteed monthly minimum fee supplemented by fees for transactions above specified minimum amounts. The minimum fee is recognized monthly, and the transaction fees in excess of the monthly minimums are recognized as the services are performed. The Company also receives annual technology fees from certain customers in exchange for access to intellectual property, standard technical support, emergency 24-hour support, and system upgrades on a when-and-if-available basis. These services are not considered a separate deliverable. As a result, technology fees are deferred and recognized on a straight-line basis over the service period, which is usually twelve months.

Revenue derived from the online delivery of data for direct marketing purposes is recorded upon delivery of such data to the customer. Revenue associated with engagements requiring periodic updates of data over the course of the service period, where cash is received or collectible in advance, are recorded as deferred revenues, and recognized on a straight-line basis over the service period, which is usually twelve months.

Service Level Standards

Some of the Company’s private commercial contracts require the Company to meet service level standards and impose corresponding penalties on the Company if the Company fails to meet those standards. The Company records a provision for these performance-related penalties in the period in which it becomes aware that it has failed to meet required service levels, triggering the requirement to pay a penalty, which results in a corresponding reduction to revenue.

Cost of Revenue and Deferred Costs

Cost of revenue includes all direct materials costs, direct labor costs, and indirect costs related to the generation of revenue such as indirect labor, outsourced services, materials and supplies, payment processing fees, and general facilities cost. The Company’s primary cost of revenue is personnel costs associated with service implementation, product maintenance, customer deployment and customer care, including salaries, stock-based compensation and other personnel-related expense. In addition, cost of revenue includes costs relating to developing modifications and enhancements of the Company’s existing technology and services, as well as royalties paid related to U.S. Common Short Code services and registry gateway services. Cost of revenue also includes costs relating to the Company’s information technology and systems department, including network costs, data center maintenance, database management, data processing costs and general facilities costs.

Deferred costs represent direct labor related to professional services incurred for the setup and implementation of contracts. These costs are recognized in cost of revenue on a straight-line basis over the contract term. Deferred costs also include royalties paid related to the Company’s U.S. Common Short Code services, which are recognized in cost of revenue on a straight-line basis over the contract term. Deferred costs are classified as such on the consolidated balance sheets.

Research and Development

The Company expenses its research and development costs as they are incurred. Research and development expense consists primarily of personnel costs, including salaries, stock-based compensation and other personnel-related expense, consulting fees, and the costs of facilities, computer and support services used in service and technology development.

Advertising

The Company expenses advertising costs as they are incurred. Advertising expense was approximately $6.7 million, $6.6 million and $12.7 million for the years ended December 31, 2010, 2011 and 2012, respectively.

Stock-Based Compensation

The Company accounts for its stock-based compensation plans under the recognition and measurement provisions of the Compensation — Stock Compensation Topic of the FASB ASC. The Company estimates the value of stock-based awards on the date of grant using the Black-Scholes option-pricing model. For stock-based awards subject to graded vesting, the Company has utilized the “straight-line” method for allocating compensation cost by period.

The Company presents benefits of tax deductions in excess of the compensation cost recognized (excess tax benefits) as a financing cash inflow with a corresponding operating cash outflow. For the years ended December 31, 2010, 2011 and 2012, the Company included $1.6 million, $4.5 million and $9.0 million, respectively, of excess tax benefits as a financing cash inflow with a corresponding operating cash outflow.

Basic and Diluted Net Income per Common Share

In accordance with the Earnings Per Share Topic of the FASB ASC, unvested share-based payment awards that contain non-forfeitable rights to dividends or dividend equivalents (whether paid or unpaid) are participating securities that should be included in the computation of earnings per share under the two-class method. The Company’s restricted stock awards are considered to be participating securities because they contain non-forfeitable rights to cash dividends, if declared and paid. In lieu of presenting earnings per share pursuant to the two-class method, the Company has included shares of unvested restricted stock awards in the computation of basic net income per common share as the resulting earnings per share would be the same under both methods.

Basic net income per common share is computed by dividing net income by the weighted-average number of common shares and participating securities outstanding during the period. Unvested restricted stock units and performance vested restricted stock units (PVRSU) are excluded from the computation of basic net income per common share because the underlying shares have not yet been earned by the stockholder and are not participating securities. Shares underlying stock options are also excluded because they are not considered outstanding shares. Diluted net income per common share assumes dilution and is computed based on the weighted-average number of common shares outstanding after consideration of the dilutive effect of stock options, unvested restricted stock units and PVRSU. The effect of dilutive securities is computed using the treasury stock method and average market prices during the period. Dilutive securities with performance conditions are excluded from the computation until the performance conditions are met.

Income Taxes

The Company accounts for income taxes in accordance with the Income Taxes Topic of the FASB ASC. Deferred tax assets and liabilities are determined based on temporary differences between the financial reporting bases and the tax bases of assets and liabilities. Deferred tax assets are also recognized for tax net operating loss carryforwards. These deferred tax assets and liabilities are measured using the enacted tax rates and laws that will be in effect when such amounts are expected to be reversed or utilized. Valuation allowances are provided to reduce such deferred tax assets to amounts more likely than not to be ultimately realized.

The income tax provision includes U.S. federal, state, local and foreign income taxes and is based on pre-tax income or loss. In determining the annual effective income tax rate, the Company analyzes various factors, including the Company’s annual earnings and taxing jurisdictions in which the earnings will be generated, the impact of state and local income taxes and the ability of the Company to use tax credits and net operating loss carryforwards.

The Company assesses uncertain tax positions in accordance with income tax accounting standards. Under these standards, income tax benefits should be recognized when, based on the technical merits of a tax position, the Company believes that if a dispute arose with the taxing authority and were taken to a court of last resort, it is more likely than not (i.e., a probability of greater than 50 percent) that the tax position would be sustained as filed. If a position is determined to be more likely than not of being sustained, the reporting enterprise should recognize the largest amount of tax benefit that is greater than 50 percent likely of being realized upon ultimate settlement with the taxing authority. The Company’s practice is to recognize interest and penalties related to income tax matters in income tax expense.

American Taxpayer Relief Act of 2012

On January 2, 2013, President Barack Obama signed into law the “American Taxpayer Relief Act of 2012” (the Act). While Congress approved a retroactive extension of certain business tax provisions that expired at the end of 2011 and 2012, under U.S. GAAP, the financial accounting effects of the Act are to be reported in the first quarter of calendar year 2013, the quarter in which the legislation was signed into law by the President. The Company does not believe the Act will have a material effect on the Company’s financial position, results of operations or cash flows.

Foreign Currency

Assets and liabilities of consolidated foreign subsidiaries, whose functional currency is the local currency, are translated to U.S. dollars at fiscal year-end exchange rates. Revenue and expense items are translated to U.S. dollars at the average rates of exchange prevailing during the fiscal year. The adjustment resulting from translating the financial statements of such foreign subsidiaries to U.S. dollars is reflected as a foreign currency translation adjustment and reported as a component of accumulated other comprehensive loss.

Transactions denominated in currencies other than the functional currency are recorded based on exchange rates at the time such transactions arise. Subsequent changes in exchange rates result in transaction gains or losses, which are reflected within interest and other expense in the consolidated statements of operations.

Comprehensive Income

Comprehensive income is comprised of net earnings and other comprehensive income (loss), which includes certain changes in equity that are excluded from income. The Company includes unrealized holding gains and losses on available-for-sale securities, if any, and foreign currency translation adjustments in other comprehensive income (loss) in the consolidated statements of comprehensive income. Comprehensive income was approximately $106.5 million, $160.2 million and $156.1 million for the years ended December 31, 2010, 2011 and 2012, respectively.

Recent Accounting Pronouncements

In June 2011, the FASB issued Auditing Standard Update 2011-05, Presentation of Comprehensive Income (ASU 2011-05), to improve the comparability, consistency, and transparency of financial reporting and increase the prominence of items reported in other comprehensive income. The amendments to this standard require that all non-owner changes in stockholders’ equity be presented either in a single continuous statement of comprehensive income or in two separate but consecutive statements. In December 2011, the FASB issued Auditing Standard Update 2011-12, Comprehensive Income (Topic 220) — Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items out of Accumulated Other Comprehensive Income in ASU 2011-05, which defers the effective date of only those changes in ASU 2011-05 that relate to the presentation of reclassification adjustments. The adoption of the amended accounting guidance in the first quarter of 2012 impacted the Company’s presentation of other comprehensive income and did not have an impact on the Company’s consolidated results of operations.

In February 2013, the FASB issued ASU 2013-02, Comprehensive Income (Topic 220) — Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income. This update requires the presentation, either in a single note or parenthetically on the face of the financial statements, of the effect of significant amounts reclassified from each component of accumulated other comprehensive income based on its source and the income statement line items affected by the reclassification. This ASU is effective prospectively for the Company for annual and interim periods beginning January 1, 2013. The adoption of the amended accounting guidance in the first quarter of 2013 will impact the Company’s presentation of other comprehensive income and will not have an impact on the Company’s consolidated results of operations.

ACQUISITIONS AND DISCONTINUED OPERATIONS	12 Months Ended
Dec. 31, 2012
ACQUISITIONS AND DISCONTINUED OPERATIONS

3.    ACQUISITIONS AND DISCONTINUED OPERATIONS

The application of the acquisition method of accounting for business combinations requires management to make significant estimates and assumptions in the determination of the fair value of the assets acquired and liabilities assumed in order to properly allocate purchase price consideration. These assumptions and estimates include a market participant’s expected use of the asset and the appropriate discount rates from a market participant perspective. The Company’s estimates are based on historical experience and information obtained from the management of the acquired company and are determined with assistance from an independent third-party appraisal firm. The Company’s significant assumptions and estimates include the cash flows that an acquired asset is expected to generate in the future, the weighted-average cost of capital, long-term projected revenue and growth rates, and the estimated royalty rate in the application of the relief from royalty method.

BrowserMob LLC Acquisition

On July 7, 2010, the Company acquired BrowserMob LLC (BrowserMob) for cash consideration of $2.2 million. The acquisition of BrowserMob, a provider of on-demand load testing and website monitoring services, expanded the Company’s Internet Infrastructure Services. The transaction was accounted for under the acquisition method of accounting in accordance with the Business Combinations Topic of the FASB ASC and the results of operations of BrowserMob have been included within the Enterprise Services segment in the Company’s consolidated statement of operations since the date of acquisition. Of the total purchase price, the Company recorded $1.1 million of goodwill and $1.0 million of definite-lived intangible assets. Definite-lived intangible assets consist of customer relationships and acquired technology. The Company is amortizing customer relationships and acquired technology on a straight-line basis over an estimated useful life of 3 years and 5 years, respectively.

Quova, Inc. Acquisition

On October 27, 2010, the Company acquired Quova, Inc. (Quova) for cash consideration of $21.7 million, which price was subject to certain purchase price adjustments. Quova expanded the Company’s Internet Infrastructure Services by providing internet geography data services that enable online businesses to detect and prevent fraud, ensure regulatory compliance, manage digital content rights distribution and localize ads and web content. The transaction was accounted for under the acquisition method of accounting in accordance with the Business Combinations Topic of the FASB ASC and the results of operations of Quova have been included within the Enterprise Services segment in the Company’s consolidated statement of operations since the date of acquisition. Of the total purchase price, the Company recorded $5.1 million of goodwill and $15.0 million of definite-lived intangible assets. Definite-lived intangible assets consist of customer relationships, acquired technology and trade name and trademarks. The Company is amortizing customer relationships on a straight-line basis over an estimated useful life of 7 years. Acquired technology and trade names and trademarks are being amortized on a straight-line basis over an estimated useful life of 3 years.

Evolving System Inc. Number Solutions Acquisition

On July 1, 2011, the Company acquired the assets and certain liabilities of the Numbering Solutions business of Evolving Systems, Inc. for cash consideration of $39.0 million. The acquisition of Evolving Systems’ Numbering Solutions business expanded the Company’s Order Management Services portfolio and furthered the Company’s long-term initiative to simplify operators’ Operations Support Systems architectures by mitigating cost and complexity, while making the evolution to next-generation networks more efficient, manageable, and flexible to meet the increasingly complex needs of end-users.

The transaction was accounted for under the acquisition method of accounting in accordance with the Business Combinations Topic of the FASB ASC and the results of operations have been included within the Carrier Services segment in the Company’s consolidated statement of operations since the date of acquisition. Of the total purchase price, the Company recorded $20.3 million of goodwill, $21.7 million of definite-lived intangible assets, and $3.0 million of net liabilities. The definite-lived intangible assets consist of $18.9 million of customer relationships and $2.8 million of acquired technology. The Company is amortizing customer relationships and acquired technology on a straight-line basis over an estimated useful life of 10 years and 5 years, respectively. The total amount of goodwill that is expected to be deductible for tax purposes is $19.7 million. During 2011, the Company recorded $0.6 million of acquisition costs in general and administrative expense related to this transaction.

TARGUSinfo Acquisition

On November 8, 2011, the Company completed its acquisition of TARGUSinfo, a leading, independent provider of real-time, on-demand information and analytics services including Caller ID.

The acquisition of TARGUSinfo significantly extends the Company’s portfolio of services in the real-time information and analytics market and combines TARGUSinfo’s leadership in Caller ID and online information services, such as lead verification and scoring, with the Company’s strengths in network information services, including address inventory management and network security. These services are delivered through a secure, robust technology platform, and rely on unique, extensive and privacy-protected databases.

The transaction was accounted for under the acquisition method of accounting in accordance with the Business Combinations Topic of the FASB ASC and the results of operations of TARGUSinfo have been included within the Information Services segment in the Company’s consolidated statement of operations since the date of acquisition.

The total purchase price was approximately $657.3 million, consisting of cash consideration of $656.6 million and non-cash consideration of $0.7 million attributable to the assumption of TARGUSinfo options. Of the total cash consideration, approximately $43.5 million was deposited in an escrow account, of which $40.0 million was available to satisfy indemnification claims for breaches of the agreement and plan of merger. An additional $3.0 million and $0.5 million of the merger consideration payable to the stockholders of TARGUSinfo was deposited into separate escrow accounts and was available to fund purchase price adjustments required under the merger agreement and to reimburse certain costs and expenses of the stockholder representative, respectively. The purchase price escrow of $0.5 million will remain in escrow through the second quarter of 2013 to reimburse certain costs and expenses of the stockholder representative. During the year ended December 31, 2012, the purchase price escrow of $3.0 million was distributed to the former TARGUSinfo stockholders and such distribution did not result in an adjustment to the purchase price or goodwill. In addition, $15.8 million of the escrow for indemnification claims was distributed, of which $15.0 million was distributed to the former TARGUSinfo stockholders and $0.8 million was distributed to the Company to satisfy indemnification claims. The Company’s original purchase price was reduced by $0.7 million as a result of this distribution. As of December 31, 2012, the amounts remaining in escrow to satisfy pending tax indemnification claims was $24.2 million. The funds in the indemnity escrow account will remain in escrow until such pending tax indemnification claims are resolved. During the year ended December 31, 2011, the Company recorded $10.5 million of acquisition costs in general and administrative expense related to this acquisition.

Under the acquisition method of accounting, the total estimated purchase price was allocated to TARGUSinfo’s net tangible and intangible assets acquired and liabilities assumed based on their estimated fair values as of November 8, 2011. Of the total purchase price, the Company initially recorded acquisition date fair values of approximately $429.7 million of goodwill, $310.2 million of definite-lived intangible assets, and $81.9 million of net liabilities. During the year ended December 31, 2012, the Company adjusted its preliminary valuation of the acquired assets and liabilities assumed based upon new information pertaining to acquisition date fair values. The adjustments related to finalizing the assessment of federal research and development tax credits, deferred tax assets attributable to TARGUSinfo options, and the resolution of certain state and local tax liabilities, each pertaining to pre-acquisition tax periods. The consolidated balance sheet as of December 31, 2011 has been retrospectively adjusted to include the effect of the measurement period adjustments (see Note 6). The allocation of the purchase price is now final.

The following table summarizes the purchase price allocation based on the estimated fair value of the acquired assets and assumed liabilities as of the acquisition date and the effects of the measurement period adjustments recorded in 2012, as discussed above (in thousands):

Cash and cash equivalents	$1,601
Accounts receivable	23,844
Income tax receivable	14,537
Other assets	15,870
Accounts payable and accrued expenses	(9,689)
Deferred tax liability	(118,723)
Deferred revenue	(3,604)
Other liabilities	(3,987)

Net tangible liabilities assumed	(80,151)
Customer relationships	256,700
Acquired identified technology	46,500
Trade names and trademarks	7,000
Goodwill	427,227

Total purchase price allocation	$657,276

The Company utilized a third-party valuation in determining the fair value of the definite-lived intangible assets. The income approach, which includes the application of the relief from royalty valuation method or the discounted cash flow method, was the primary technique utilized in valuing the identifiable intangible assets. The relief from royalty valuation method estimates the benefit of ownership of the intangible asset as the “relief” from the royalty expense that would need to be incurred in absence of ownership. The discounted cash flow method estimates the present value of the intangible asset’s future economic benefit, utilizing the estimated available cash flow that the intangible asset is expected to generate in the future. The Company’s assumptions and estimates utilized in its valuations were based on historical experience, information obtained from management of TARGUSinfo, and were determined with assistance from a third-party appraisal firm.

The Company allocated $310.2 million of the total purchase price to definite-lived intangible assets acquired, consisting of $256.7 million of customer relationships, $46.5 million of acquired technology and $7.0 million of trade names and trademarks. Customer relationships represent agreements with existing customers. The Company utilized the discounted cash flow method to value the acquired customer relationships. Under this method, the Company’s significant assumptions and estimates included expected future cash flows and the weighted-average cost of capital. The value of customer relationships will be amortized on a straight-line basis over the estimated useful life of 8 years.

Acquired technology represents technology that had reached technological feasibility and for which development had been completed as of the date of the acquisition. Trade names and trademarks represent established TARGUSinfo trade names and trademarks acquired. The Company utilized the relief from royalty valuation method to value the acquired technology and trade names and trademarks. Under this method, the Company’s significant assumptions and estimates included an estimated market royalty rate, estimated remaining useful life of the intangible asset, estimated future revenue of the intangible asset, and an estimated rate of return utilized in the determination of a discounted present value. The value of developed technology and trade names and trademarks will be amortized on a straight-line basis over their estimated useful life of 5 years and 3 years, respectively.

Goodwill represents the excess of the TARGUSinfo purchase price over the fair value of the net tangible liabilities assumed. The TARGUSinfo acquisition significantly expanded the Company’s position in the information services market. This acquisition provides the Company with the opportunity to leverage its authoritative databases that are processing trillions of transactions in a new way and to provide new solutions to its customers based on real time analytics derived from the Company’s existing addressing capabilities. These new capabilities, among other factors were the reasons for the establishment of the purchase price, resulting in the recognition of a significant amount of goodwill. The goodwill balance of $427.2 million is not expected to be deductible for tax purposes.

In connection with this acquisition, the Company assumed unvested options with the estimated total fair value of $5.7 million. Of the total $5.7 million, approximately $5.0 million will be expensed for post-combination services and approximately $0.7 million has been included in the purchase price. The Company determined the estimated fair value of the assumed unvested options by utilizing the Hull-White lattice model and the following assumptions: an expected volatility range of 36.24% to 36.53%, a risk-free interest rate of 1.35% to 2.15%, a dividend yield of 0%, and Neustar’s last reported sale price of shares on the New York Stock Exchange on November 8, 2011 of $33.07 per share.

As a result of the acquisition of TARGUSinfo, the Company recorded a net deferred tax liability of approximately $116.2 million in its preliminary purchase price allocation primarily related to the difference in book and tax basis of identifiable intangibles. As of December 31, 2012, the net deferred tax liability was $96.2 million. The Company also initially recorded a $14.3 million income tax receivable assumed from TARGUSinfo as a result of the acquisition and accrued $1.2 million for potential sales tax and interest due on TARGUSinfo sales for prior years through 2010. As of December 31, 2012, the accrued potential sales tax and interest due on TARGUSinfo sales for prior years through 2010 was $1.0 million.

Pro Forma Financial Information for acquisition of TARGUSinfo

The following unaudited pro forma financial information summarizes the Company’s results of operations for the years ended December 31, 2010 and 2011 as if Neustar’s acquisition of TARGUSinfo had been completed as of the earliest period presented. These pro forma amounts (unaudited and in thousands) do not purport to be indicative of the results that would have actually been obtained if the acquisition occurred as of the beginning of the periods presented and should not be construed as representative of the future consolidated results of operations or financial condition of the combined entity. The pro forma financial information for all periods presented also includes the effect of the related financing, amortization expense from acquired intangible assets, adjustments to interest expense and related tax effects.

	Year Ended December 31,
	2010	2011
Pro forma revenue	$650,250	$743,324

Pro forma income from continuing operations	$201,965	$202,650

Pro forma net income from continuing operations	$101,203	$121,853

Discontinued Operations

During the second quarter of 2011, the Company ceased operations of its Converged Messaging Services business. The results of operations of the Converged Messaging Services business are reflected in the Company’s consolidated statements of operations as “(Loss) income from discontinued operations, net of tax”. All corresponding prior period operating results presented in the Company’s consolidated statements of operations and the accompanying notes have been reclassified to reflect the operations of the Converged Messaging Services business as discontinued operations.

Summaries of the results of discontinued operations for the years ended December 31, 2010 and 2011 are as follows (in thousands):

	Year Ended December 31,
	2010	2011
Revenue from discontinued operations	$5,946	$454

Loss from discontinued operations before tax	$(31,374)	$(8,174)
Benefit for income taxes	(13,555)	(45,423)

(Loss) income from discontinued operations, net of tax	$(17,819)	$37,249

The amounts presented as discontinued operations represent direct revenue and operating expense of the Converged Messaging Services business, which include the pre-tax loss on the sale of certain assets and liabilities of this business of $1.9 million and an income tax benefit of $42.7 million attributed to a deduction for the loss on worthless stock of a Converged Messaging Services business entity, recorded during the first quarter of 2011. The Company has determined direct costs consistent with the manner in which the Converged Messaging Services business was structured and managed during the respective periods. Indirect costs such as corporate overhead costs that are not directly attributable to the Converged Messaging business have not been allocated to the discontinued operations.

As of December 31, 2011, the assets and liabilities of the Converged Messaging Services business are included in their respective balance sheet categories in the Company’s consolidated balance sheets. As of December 31, 2011, these assets and liabilities were $1.3 million and $2.2 million, respectively. As of December 31, 2011, these assets primarily included cash to fund the residual liabilities of the Converged Messaging Services business. All significant revenue generating and cost producing activities of the discontinued operations have ceased as of June 30, 2011.

INVESTMENTS	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
INVESTMENTS
3.	INVESTMENTS

As of December 31, 2012 and March 31, 2013, the Company held approximately $3.7 million and $1.6 million, respectively, in pre-refunded municipal bonds, secured by an escrow fund of U.S. Treasury securities. These investments are accounted for as available-for-sale securities in the Company’s consolidated balance sheet pursuant to the Investments - Debt and Equity Securities Topic of the FASB ASC. During the three months ended March 31, 2012 and 2013, the Company sold approximately $1.4 million and $2.0 million, respectively, of available-for-sale securities. The Company recognized minimal gains for the three months ended March 31, 2012 and 2013, respectively. The Company did not record any impairment charges related to these investments during the three months ended March 31, 2012 and 2013. As of December 31, 2012 and March 31, 2013, unrealized gains and losses on the pre-refunded municipal bonds were insignificant. The following table summarizes the Company’s investment in these municipal bonds as of December 31, 2012 and March 31, 2013 (in thousands):

	December 31, 2012
	Amortized	Gross Unrealized		Estimated
	Cost	Gains	Losses	Fair Value
Due within one year	$3,666	$—	$—	$3,666

	March 31, 2013
	Amortized	Gross Unrealized		Estimated
	Cost	Gains	Losses	Fair Value
Due within one year	$1,563	$1	$—	$1,564

4.    INVESTMENTS

Auction Rate Securities and Rights

In November 2008, the Company accepted a settlement offer in the form of a rights offering (ARS Rights) by the investment firm that brokered the Company’s original purchases of auction rate securities (ARS). The ARS Rights provided the Company with rights to sell its ARS at par value to the investment firm during a two year period beginning June 30, 2010. Under the ARS Rights, the investments were completely liquidated on July 1, 2010.

The Company elected to measure the ARS Rights at their fair value pursuant to the Financial Instruments Topic of the FASB ASC and to classify the associated ARS as trading securities. During the year ended December 31, 2010, the Company recorded a loss of $6.9 million related to the change in estimated fair value of the ARS Rights.

Under the terms of the ARS Rights, if the investment firm was successful in selling any ARS prior to June 30, 2010, the investment firm was obligated to pay the Company par value for the ARS sold. During 2010, prior to the Company’s exercise of the ARS Rights on June 30, 2010, the investment firm sold ARS with an original par value of $16.5 million, and the Company received this amount in cash from the investment firm and recognized realized gains of $2.1 million.

During the year ended December 31, 2010, the Company recorded a gain of $4.9 million related to the change in estimated fair value of the ARS.

Pre-refunded Municipal Bonds

As of December 31, 2011 and 2012, the Company held approximately $13.1 million and $3.7 million, respectively, in pre-refunded municipal bonds, secured by an escrow fund of U.S. Treasury securities. These investments are accounted for as available-for-sale securities in the Company’s consolidated balance sheet pursuant to the Investments – Debt and Equity Securities Topic of the FASB ASC. During the years ended December 31, 2011 and 2012, the Company sold approximately $116.1 million and $10.3 million, respectively, of available-for-sale securities. During the year ended December 31, 2011, the Company recognized net gains of $0.2 million. During the year ended December 31, 2012, the Company recognized insignificant net losses. The Company did not record any impairment charges related to these investments during the years ended December 31, 2011 and 2012. As of December 31, 2012, both unrealized gains and losses on the pre-refunded municipal bonds were insignificant. The following table summarizes the Company’s investment in these municipal bonds as of December 31, 2011 and 2012 (in thousands):

	December 31, 2011
	Amortized Cost	Gross Unrealized		Estimated Fair Value
		Gains	Losses
Due within one year	$10,538	$10	$(3)	$10,545
Due after one year through three years	2,500	6	—	2,506

Total	$13,038	$16	$(3)	$13,051

	December 31, 2012
	Amortized Cost	Gross Unrealized		Estimated Fair Value
		Gains	Losses
Due within one year	$3,666	$—	$—	$3,666
Due after one year through two years	—	—	—	—

Total	$3,666	$—	$—	$3,666

FAIR VALUE MEASUREMENTS	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
FAIR VALUE MEASUREMENTS
4.	FAIR VALUE MEASUREMENTS

Fair value is the price that would be received in the sale of an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The Fair Value Measurements and Disclosure Topic of FASB ASC establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value and requires that assets and liabilities carried at fair value be classified and disclosed in one of the following three categories:

•	Level 1. Observable inputs, such as quoted prices in active markets;

•	Level 2. Inputs, other than quoted prices in active markets, that are observable either directly or indirectly; and

•	Level 3. Unobservable inputs for which there is little or no market data, which require the reporting entity to develop its own assumptions.

The Company evaluates assets and liabilities subject to fair value measurements on a recurring and non-recurring basis to determine the appropriate level at which to classify them for each reporting period. This determination requires the Company to make significant judgments.

The Company determines the fair value of its investments using third-party pricing sources, which primarily use a consensus price or weighted average price for the fair value assessment. The consensus price is determined by using matrix prices from a variety of industry standard pricing services, data providers, large financial institutions and other third party sources and utilizing those multiple prices as inputs into a distribution-curve-based algorithm to determine the estimated market value. Matrix prices are based on quoted prices for securities with similar terms (i.e., coupon rate, maturity, credit rating). The Company corroborates consensus prices provided by third party pricing sources using reported trade activity, benchmark yield curves, binding broker/dealer quotes or other relevant price information.

The following table sets forth, as of December 31, 2012 and March 31, 2013, the Company’s financial and non-financial assets and liabilities that are measured at fair value on a recurring basis, by level within the fair value hierarchy (in thousands):

	December 31, 2012
	Level 1	Level 2	Level 3	Total
Municipal bonds (maturities less than one year)	$—	$3,666	$—	$3,666
Marketable securities(1)	4,458	—	—	4,458

Total	$4,458	$3,666	$—	$8,124

	March 31, 2013
	Level 1	Level 2	Level 3	Total
Municipal bonds (maturities less than one year)	$—	$1,564	$—	$1,564
Marketable securities(1)	4,621	—	—	4,621

Total	$4,621	$1,564	$—	$6,185

(1)	The NeuStar, Inc. Deferred Compensation Plan (the Plan) provides directors and certain employees with the ability to defer a portion of their compensation. The assets of the Plan are invested in marketable securities held in a Rabbi Trust and reported at market value in other assets.

5.    FAIR VALUE MEASUREMENTS

Fair value is the price that would be received in the sale of an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The Fair Value Measurements and Disclosure Topic of FASB ASC establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value and requires that assets and liabilities carried at fair value be classified and disclosed in one of the following three categories:

•	Level 1. Observable inputs, such as quoted prices in active markets;

•	Level 2. Inputs, other than quoted prices in active markets, that are observable either directly or indirectly; and

•	Level 3. Unobservable inputs for which there is little or no market data, which require the reporting entity to develop its own assumptions.

The Company evaluates assets and liabilities subject to fair value measurements on a recurring and non-recurring basis to determine the appropriate level at which to classify them for each reporting period. This determination requires the Company to make significant judgments.

The Company determines the fair value of its investments using third–party pricing sources, which primarily use a consensus price or weighted average price for the fair value assessment. The consensus price is determined by using matrix prices from a variety of industry standard pricing services, data providers, large financial institutions and other third party sources and utilizing those multiple prices as inputs into a distribution–curve–based algorithm to determine the estimated market value. Matrix prices are based on quoted prices for securities with similar terms (i.e. coupon rate, maturity, credit rating). The Company corroborates consensus prices provided by third party pricing sources using reported trade activity, benchmark yield curves, binding broker/dealer quotes or other relevant price information.

The following table sets forth, as of December 31, 2011 and 2012, the Company’s financial and non-financial assets and liabilities that are measured at fair value on a recurring basis, by level within the fair value hierarchy (in thousands):

	December 31, 2011
	Level 1	Level 2	Level 3	Total
Municipal bonds (maturities less than one year)	$—	$10,545	$—	$10,545
Municipal bonds (maturities one to two years)	$—	$2,506	$—	$2,506
Marketable securities(1)	$4,008	$—	$—	$4,008

	December 31, 2012
	Level 1	Level 2	Level 3	Total
Municipal bonds (maturities less than one year)	$—	$3,666	$—	$3,666
Marketable securities(1)	$4,458	$—	$—	$4,458

(1)	The NeuStar, Inc. Deferred Compensation Plan (the Plan) provides directors and certain employees with the ability to defer a portion of their compensation. The assets of the Plan are invested in marketable securities held in a Rabbi Trust and reported at fair value in other assets. During the years ended December 31, 2010 and 2012, there were no sales of securities from the Rabbi Trust. During the year ended December 31, 2011, the Company recognized gains of $0.5 million attributed to the sale of securities from the Rabbi Trust.

GOODWILL AND INTANGIBLE ASSETS	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
GOODWILL AND INTANGIBLE ASSETS
5.	GOODWILL AND INTANGIBLE ASSETS

Goodwill

The Company’s goodwill by operating segment as of December 31, 2012 and March 31, 2013 is as follows (in thousands):

	December 31, 2012	March 31, 2013
Carrier Services:
Gross goodwill	$222,355	$222,355
Accumulated impairments	(93,602)	(93,602)

Net goodwill	128,753	128,753

Enterprise Services:
Gross goodwill	16,198	16,198
Accumulated impairments	—	—

Net goodwill	16,198	16,198

Information Services:
Gross goodwill	427,227	427,227
Accumulated impairments	—	—

Net goodwill	427,227	427,227

Total:
Gross goodwill	665,780	665,780
Accumulated impairments	(93,602)	(93,602)

Net goodwill	$572,178	$572,178

Intangible Assets

Intangible assets consist of the following (in thousands):

	December 31, 2012	March 31, 2013	Weighted- Average Amortization Period (in years)
Intangible assets:
Customer lists and relationships	$315,098	$315,098	7.9
Accumulated amortization	(69,526)	(78,690)

Customer lists and relationships, net	245,572	236,408

Acquired technology	58,859	58,859	4.8
Accumulated amortization	(20,387)	(22,976)

Acquired technology, net	38,472	35,883

Trade name	7,630	7,630	3.0
Accumulated amortization	(3,187)	(3,806)

Trade name, net	4,443	3,824

Intangible assets, net	$288,487	$276,115

Amortization expense related to intangible assets, which is included in depreciation and amortization expense, was approximately $12.6 million and $12.4 million for the three months ended March 31, 2012 and 2013, respectively. Amortization expense related to intangible assets for the years ended December 31, 2013, 2014, 2015, 2016, 2017 and thereafter is expected to be approximately $48.9 million, $47.9 million, $45.9 million, $44.1 million, $35.6 million and $66.1 million, respectively. Intangible assets as of March 31, 2013 will be fully amortized during the year ended December 31, 2021.

6.    GOODWILL AND INTANGIBLE ASSETS

Goodwill

The Company’s goodwill by operating segment as of December 31, 2011 and 2012 is as follows (in thousands):

	December 31, 2010	Acquisitions	Adjustments	December 31, 2011 (1)	Adjustments	December 31, 2012
Carrier Services
Gross goodwill	$202,055	$20,602	$(302)	$222,355	$—	$222,355
Accumulated impairments	(93,602)	—	—	(93,602)	—	(93,602)

Net goodwill	108,453	20,602	(302)	128,753	—	128,753

Enterprise Services
Gross goodwill	16,198	—	—	16,198	—	16,198
Accumulated impairments	—	—	—	—	—	—

Net goodwill	16,198	—	—	16,198	—	16,198

Information Services
Gross goodwill	—	429,700	—	429,700	(2,473)	427,227
Accumulated impairments	—	—	—	—	—	—

Net goodwill	—	429,700	—	429,700	(2,473)	427,227

Total
Gross goodwill	218,253	450,302	(302)	668,253	(2,473)	665,780
Accumulated impairments	(93,602)	—	—	(93,602)	—	(93,602)

Net goodwill	$124,651	$450,302	$(302)	$574,651	$(2,473)	$572,178

(1)	Balance as originally reported at December 31, 2011, prior to the reflection of measurement period adjustments.

During the third quarter of 2011, the Company completed its acquisition of assets and certain liabilities of the Numbering Solutions business of Evolving Systems, Inc. and recorded $20.3 million of goodwill, net of adjustments, (see Note 3). In addition, during the fourth quarter of 2011, the Company acquired TARGUSinfo and recorded $429.7 million of goodwill in the Company’s Information Services operating segment. During the year ended December 31, 2012, the Company adjusted its preliminary valuation of acquired assets and liabilities of TARGUSinfo and recorded adjustments of $2.5 million (see Note 3).

The Company’s 2011 and 2012 annual goodwill impairment analysis, which was performed for each of its reporting units as of October 1 in each respective year, did not result in an impairment charge.

The key assumptions used in the Company’s 2012 annual goodwill impairment test to determine the fair value of its reporting units included: (a) cash flow projections through 2017, which include growth and allocation assumptions for forecasted revenue and expenses; (b) cash flow projections beyond 2017 which use a long-term growth rate of 3.0%, (c) a discount rate of 12.5% to 14.5% to adjust the cash flow projections, which was based upon each respective reporting unit’s weighted-average cost of capital adjusted for the risks associated with the operations at the time of the assessment; (d) selection of comparable companies used in the market approach; and (e) assumptions in weighting the results of the discounted cash flow method and the market approach valuation techniques.

As of the date of the Company’s 2012 annual impairment test, the estimated fair values for each of the Company’s reporting units exceeded each of its reporting units’ carrying value. The Company believes that the assumptions and estimates used to determine the estimated fair values of each of its reporting units are reasonable; however, these estimates are inherently subjective, and there are a number of factors, including factors outside of the Company’s control that could cause actual results to differ from the Company’s estimates. Changes in estimates and assumptions could have a significant impact on whether or not an impairment charge is recognized and also the magnitude of any such charge.

Any changes to the Company’s key assumptions about its businesses and its prospects, or changes in market conditions, could cause the fair value of one of its reporting units to fall below its carrying value, resulting in a potential impairment charge. In addition, changes in the Company’s organizational structure or how the Company’s management allocates resources and assesses performance could result in a change of its operating segments or reporting units, requiring a reallocation and impairment analysis of goodwill. A goodwill impairment charge could have a material effect on the Company’s consolidated financial statements because of the significance of goodwill to its consolidated balance sheet. As of December 31, 2012, the Company had $128.8 million, $16.2 million, and $427.2 million, respectively, in goodwill for its Carrier Services, Enterprise Services, and Information Services operating segments.

Intangible Assets

In the first quarter of 2010, the Company realigned its organizational structure, and its NGM business was included with other IP-related services in the Company’s Carrier Services operating segment. In the fourth quarter of 2010, the Company decided to exit a portion of its IP Services business, specifically its Converged Messaging Services business. The Company believes that its decision to exit this business was an indicator of impairment for long-lived assets in its Converged Messaging Services asset group. As a result, in the fourth quarter of 2010, the Company performed a recoverability test and determined that the future undiscounted cash flows of the Converged Messaging Services asset group was less than the carrying value. The Company recorded an $8.5 million charge for impairment of long-lived assets, consisting of a $7.9 million charge to write down the carrying value of the Converged Messaging Services property and equipment (see Note 7) and a $0.6 million charge to write down the carrying value of the Converged Messaging Services intangible assets related to customer lists and relationships. The valuation technique utilized by the Company in its fair value estimates included the discounted cash flow method. During the second quarter of 2011, the Company ceased operations of its Converged Messaging Services business and all corresponding prior period results presented in the Company’s consolidated statements of operations have been reclassified to discontinued operations (see Note 3).

Intangible assets consist of the following (in thousands):

	December 31,		Weighted- Average Amortization Period (in years)
	2011	2012
Intangible assets:
Customer lists and relationships	$315,098	$315,098	7.9
Accumulated amortization	(32,615)	(69,526)

Customer lists and relationships, net	282,483	245,572

Acquired technology	58,859	58,859	4.8
Accumulated amortization	(9,493)	(20,387)

Acquired technology, net	49,366	38,472

Trade name	7,630	7,630	3.0
Accumulated amortization	(711)	(3,187)

Trade name, net	6,919	4,443

Intangible assets, net	$338,768	$288,487

In July 2011, the Company recorded $21.7 million of definite-lived intangible assets, consisting of $18.9 million of customer relationships and $2.8 million of acquired technology related to its acquisition of assets and certain liabilities of the Numbering Solutions business of Evolving Systems, Inc. (see Note 3).

In November 2011, the Company recorded $310.2 million of definite-lived intangible assets in connection with its acquisition of TARGUSinfo, consisting of $256.7 million related to customer relationships, $46.5 million related to acquired technology and $7.0 million related to trade names and trademarks (see Note 3).

Amortization expense related to intangible assets for the years ended December 31, 2010, 2011 and 2012 of approximately $4.8 million, $12.1 million and $50.3 million, respectively, is included in depreciation and amortization expense. Amortization expense related to intangible assets for the years ended December 31, 2013, 2014, 2015, 2016, 2017 and thereafter is expected to be approximately $48.9 million, $47.9 million, $45.9 million, $44.1 million, $35.6 million and $66.1 million, respectively. Intangible assets as of December 31, 2012 will be fully amortized during the year ended December 31, 2021.

PROPERTY AND EQUIPMENT	12 Months Ended
Dec. 31, 2012
PROPERTY AND EQUIPMENT

7.    PROPERTY AND EQUIPMENT

Property and equipment consists of the following (in thousands):

	December 31,
	2011	2012
Computer hardware	$91,918	$109,734
Equipment	2,688	2,703
Furniture and fixtures	6,764	9,134
Leasehold improvements	23,357	30,203
Construction in-progress	18,292	10,064
Capitalized software	101,973	139,697

	244,992	301,535
Accumulated depreciation and amortization	(144,890)	(183,022)

Property and equipment, net	$100,102	$118,513

The Company entered into capital lease obligations of $1.8 million and $1.0 million for the years ended December 31, 2011 and 2012, respectively, primarily for computer hardware. Amortization expense of assets recorded under capital leases is included in depreciation and amortization expense.

Depreciation and amortization expense related to property and equipment for the years ended December 31, 2010, 2011 and 2012 was $28.1 million, $34.1 million and $42.7 million, respectively.

In the fourth quarter of 2010, the Company recorded a $7.9 million impairment charge to write down the carrying value of property and equipment of the Converged Messaging Services asset group (see Note 6). The Converged Messaging property and equipment impairment charge of $7.9 million includes a $5.3 million impairment charge related to internally developed technology and a $1.3 million impairment charge related to capitalized software. The valuation techniques utilized by the Company in its fair value estimates included the replacement cost method.

ACCRUED EXPENSES	12 Months Ended
Dec. 31, 2012
ACCRUED EXPENSES

8.    ACCRUED EXPENSES

Accrued expenses consist of the following (in thousands):

	December 31,
	2011	2012
Accrued compensation	$52,028	$63,554
RRC reserve	2,441	2,621
Accrued interest	4,648	—
Other	20,217	19,249

Total	$79,334	$85,424

NOTE PAYABLE	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
NOTE PAYABLE
6.	NOTES PAYABLE

Notes payable consist of the following (in thousands):

	December 31, 2012	March 31, 2013
2011 Term Facility (net of discount)	$584,813	$—
2013 Term Facility (net of discount)	—	322,242
Senior Notes	—	300,000

Total	584,813	622,242
Less: current portion, net of discount	(8,125)	(7,971)

Long-term portion	$576,688	$614,271

Debt Refinancing

As of December 31, 2012, the Company’s outstanding borrowings, net of discount, under its credit facility was $584.8 million. This credit facility provided for: (1) a $600 million senior secured term loan facility (2011 Term Facility); (2) a $100 million senior secured revolving credit facility (2011 Revolving Facility and together with the 2011 Term Facility, the 2011 Credit Facilities). As of December 31, 2012, available borrowings under the 2011 Revolving Facility were $92.2 million.

On January 22, 2013, the Company entered into a credit facility that provided for a $325 million senior secured term loan facility (2013 Term Facility) and a $200 million senior secured revolving credit facility (2013 Revolving Facility, and together with the 2013 Term Facility, the 2013 Credit Facilities). In addition, the Company closed an offering of $300 million aggregate principal amount of senior notes (Senior Notes). The Company used the proceeds received from the 2013 Term Facility and Senior Notes to repay its outstanding principal borrowings of $592.5 million under the 2011 Term Facility. The Company used available borrowings under the 2013 Revolving Facility for outstanding letters of credit totaling $7.8 million that were previously secured by the 2011 Revolving Facility. The 2011 Credit Facilities were terminated in connection with this refinancing event.

Certain investors of the 2011 Credit Facilities reinvested in either or both of the 2013 Credit Facilities and Senior Notes and the change in the present value of future cash flows between the investments were less than 10%. Accordingly, the Company accounted for this refinancing event for these investors as a debt modification. Certain investors of the 2011 Credit Facilities either did not invest in the 2013 Credit Facilities or Senior Notes or the change in the present value of future cash flows between the investments was greater than 10%. Accordingly, the Company accounted for this refinancing event for these investors as a debt extinguishment. In applying debt modification accounting, during the three months ended March 31, 2013, the Company recorded $25.8 million in loan origination fees and deferred financing costs, of which $16.9 million related to investors that reinvested in either or both of the 2013 Credit Facilities and Senior Notes. This amount is being amortized into interest expense over the term of the 2013 Credit Facilities and Senior Notes using the effective interest method. In addition, related to this refinancing event, the Company recorded $10.9 million in interest and other expense, comprised of $9.4 million in loss on debt extinguishment and $1.5 million in debt modification expense.

2013 Credit Facilities

The 2013 Credit Facilities include: (1) the 2013 Term Facility; (2) the 2013 Revolving Facility, of which (a) $100 million is available for the issuance of letters of credit and (b) $25 million is available as a swingline subfacility; and (3) incremental term loan facilities in an amount such that after giving effect to the incurrence of any such incremental loans, either (a) the aggregate amount of incremental loans does not exceed $400 million or (b) the Consolidated Secured Leverage Ratio on a pro forma basis after giving effect to any such increase would not exceed 2.50 to 1.00. The 2013 Revolving Facility and 2013 Term Facility mature on January 22, 2018. As of March 31, 2013, the Company had not borrowed any amounts under the 2013 Revolving Facility and available borrowings were $192.2 million, exclusive of outstanding letters of credit totaling $7.8 million.

Principal payments under the 2013 Term Facility are as follows (in thousands):

2013	$8,125
2014	8,125
2015	8,125
2016	8,125
2017	8,125
Thereafter	284,375

Total principal payments	$325,000

Principal payments under the 2013 Term Facility of $2.0 million are due on the last day of the quarter beginning on March 31, 2013 and ending on December 31, 2017. The remaining 2013 Term Facility principal balance of $284.4 million is due in full on January 22, 2018, subject to early mandatory prepayments.

The loans outstanding under the 2013 Credit Facilities (Loans) bear interest, at the Company’s option, either: (1) at the base rate, which is defined as the highest of (a) the federal funds rate plus 0.50%, (b) the interest rate published by the Wall Street Journal from time to time as the “U.S. Prime Rate” and (c) the adjusted LIBOR rate for a one-month interest period beginning on such day plus 1.00%; or (2) at the LIBOR rate plus, in each case, an applicable margin. The applicable margin is (1) if the Consolidated Leverage Ratio is less than 2.00:1.00, 0.50% per annum for borrowings based on the base rate and 1.50% per annum for borrowings based on the LIBOR rate, or (2) if the Consolidated Leverage Ratio is 2.00:1.00 or greater, 0.75% per annum for borrowings based on the base rate and 1.75% per annum borrowings based on the LIBOR rate. The accrued interest under the 2013 Term Facility is payable quarterly beginning in March 31, 2013. As of March 31, 2013, accrued interest under the 2013 Credit Facilities was $0.2 million.

The Company may voluntarily prepay the Loans at any time in minimum amounts of $1 million or an integral multiple of $500,000 in excess thereof. The 2013 Credit Facilities provide for mandatory prepayments with the net cash proceeds of certain debt issuances, insurance receipts, and dispositions. The 2013 Term Facility also contains certain events of default, upon the occurrence of which, and so long as such event of default is continuing, the amounts outstanding may, at the option of the required Lenders, accrue interest at an increased rate and payments of such outstanding amounts could be accelerated, or other remedies undertaken pursuant to the 2013 Term Facility, by the required Lenders.

As of March 31, 2013, deferred financing costs and loan origination fees related to the 2013 Credit Facilities was $10.0 million. Total amortization expense of the deferred financing costs and loan origination fees was $0.4 million for the three months ended March 31, 2013 and was reported as interest expense in the consolidated statements of operations.

Senior Notes

On January 22, 2013, the Company closed an offering of $300 million aggregate principal amount of 4.50% senior notes due 2023 to qualified institutional buyers pursuant to Rule 144A, and outside of the United States pursuant to Regulation S, under the Securities Act of 1933, as amended, or the Securities Act. The Senior Notes were issued pursuant to an indenture, dated as of January 22, 2013, among the Company, certain of its domestic subsidiaries, or the Subsidiary Guarantors, and The Bank of New York Mellon Trust Company, N.A., as trustee, or the Indenture. The Senior Notes are the general unsecured senior obligations of the Company and are guaranteed on a senior unsecured basis by the Subsidiary Guarantors.

Interest is payable on the Senior Notes semi-annually in arrears at an annual rate of 4.50%, on January 15 and July 15 of each year, beginning on July 15, 2013. The Senior Notes will mature on January 15, 2023. Interest will accrue from January 22, 2013. As of March 31, 2013, accrued interest under the Senior Notes was $2.6 million.

At any time and from time to time prior to July 15, 2016, the Company may redeem up to a maximum of 35% of the original aggregate principal amount of the Senior Notes with the proceeds of certain equity offerings, at a redemption price equal to 104.50% of the principal amount thereof, plus accrued and unpaid interest thereon, if any, to the redemption date (subject to the right of holders of record on the relevant record date to receive interest due on the relevant interest payment date); provided that: (1) at least 65% of the original aggregate principal amount of the Senior Notes remains outstanding; and (2) the redemption occurs within 90 days of the completion of such equity offering upon not less than 30 nor more than 60 days prior notice.

Prior to January 15, 2018, the Company may redeem some or all of the Senior Notes by paying a “make-whole” premium based on U.S. Treasury rates. During the 12-month period commencing on January 15 of the relevant year listed below, the Company may redeem some or all of the Senior Notes at the prices listed below, plus accrued and unpaid interest, if any, to, but not including, the redemption date (subject to the right of holders of record on the relevant record date to receive interest due on the relevant interest payment date): 2018 at a redemption price of 102.25%; 2019 at a redemption price of 101.50%; 2020 at a redemption price of 100.75%; and 2021 and thereafter at a redemption price of 100.00%. If the Company experiences certain changes of control together with a ratings downgrade, it will be required to offer to purchase all of the Senior Notes then outstanding at a purchase price equal to 101.00% of the principal amount thereof, plus accrued and unpaid interest, if any, to the date of purchase. If the Company sells certain assets and does not repay certain debt or reinvest the proceeds of such sales within certain time periods, it will be required to offer to repurchase the Senior Notes with such proceeds at 100.00% of their principal amount, plus accrued and unpaid interest, if any, to the date of purchase.

The Senior Notes contain customary events of default, including among other things, payment default, failure to provide certain notices and certain provision related to bankruptcy events. The Senior Notes also contain customary negative covenants.

On January 22, 2013, the Company entered into a registration rights agreement relating to the Senior Notes that requires it and the Subsidiary Guarantors to, among other things: (1) file a registration statement with respect to a registered offer to exchange the Senior Notes for new notes guaranteed by the Company’s Subsidiary Guarantors, with terms substantially identical in all material respects to those of the Senior Notes (except that the new notes will not be subject to restrictions on transfer or to any increase in annual interest rate); (2) use the Company’s reasonable best efforts to cause the applicable registration statement to become effective under the Securities Act; and (3) promptly after the applicable registration statement is declared effective, initiate an exchange offer. In addition, under certain circumstances, the Company and the Subsidiary Guarantors may be required to file a shelf registration statement relating to resales of the Senior Notes.

If (1) the exchange offer is not completed within 300 days after the date of original issuance of the Senior Notes; (2) a shelf registration statement, if required, has not become effective within 300 days after the date of original issuance of the Senior Notes; (3) if the Company receives a request to file a shelf registration pursuant to the Registration Rights Agreement and such shelf registration statement has not become effective by the later of (a) 300 days after the date of original issuance of the Senior Notes and (b) 120 days after delivery of such shelf request or (4) any required registration statement is filed and declared effective but thereafter ceases to be effective in certain circumstances during the applicable period (each such event referred to in clauses (1) through (4) above, a “Registration Default”), then the Company will be obligated to pay additional interest to each holder of the Senior Notes that are subject to transfer restrictions, with respect to the first 90-day period immediately following the occurrence of a Registration Default, at a rate of 0.25% per annum on the principal amount of the Senior Notes that are subject to transfer restrictions held by such holder. The amount of additional interest will increase by an additional 0.25% per annum with respect to each subsequent 90-day period until the Registration Default ends, up to a maximum increase of 1.00% per annum on the principal amount of the Senior Notes that are subject to transfer restrictions.

As of March 31, 2013, deferred financing costs related to the Senior Notes was $15.2 million. Total amortization expense of the deferred financing costs was $0.2 million for the three months ended March 31, 2013 and is reported as interest expense in the consolidated statements of operations.

9.    NOTE PAYABLE

2011 Credit Facilities

On November 8, 2011, the Company entered into a credit facility that provided for: (1) a $600 million senior secured term loan facility (2011 Term Facility); (2) a $100 million senior secured revolving credit facility (2011 Revolving Facility and together with the 2011 Term Facility, the 2011 Credit Facilities), of which (a) $30 million was available for the issuance of letters of credit and (b) $25 million was available as a swingline subfacility; and (3) incremental term loan facilities in an aggregate amount of up to $400 million. The maturity date of the 2011 Revolving Facility was November 8, 2016, and the maturity date of the 2011 Term Facility was November 8, 2018. The entire $600 million 2011 Term Facility was borrowed on November 8, 2011, and used to fund a portion of the acquisition of TARGUSinfo and to pay costs, fees and expenses incurred in connection with the acquisition. As of December 31, 2012, available borrowings under the 2011 Revolving Facility were reduced by outstanding letters of credit totaling $7.8 million. On January 22, 2013, the Company refinanced this credit facility. See Subsequent Event – Debt Refinancing below.

The 2011 Credit Facilities contained customary representations and warranties, affirmative and negative covenants, and events of default. If an event of default occurred and so long as such event of default was continuing, the amounts outstanding could accrue interest at an increased rate and payments of such outstanding amounts could be accelerated, or other remedies undertaken pursuant to the 2011 Credit Facilities. The Company’s quarterly financial covenants included a maximum consolidated fixed charge coverage ratio and a minimum consolidated leverage ratio. As of December 31, 2011, the Company was in compliance with these covenants. As of December 31, 2012, the Company was not required to comply with these covenants. See Subsequent Event — Debt Refinancing below.

The Company’s obligations pursuant to the 2011 Credit Facilities were guaranteed by certain of the Company’s domestic subsidiaries, or the guarantors, and secured, with certain exceptions, by: (1) (a) a first priority security interest in all equity interests of the Company’s direct and indirect domestic subsidiaries; (b) 65% of the outstanding voting equity interests and 100% of the non-voting equity interests of NeuStar NGM Services Limited, an indirect subsidiary of the Company, and first-tier foreign subsidiaries that are controlled foreign corporations; and (c) 65% of the outstanding voting equity interests of any domestic subsidiary of the Company, the sole assets of which consist of stock of controlled foreign corporations; (2) all present and future tangible and intangible assets of the Company and the guarantors; and (3) all proceeds and products of the property and assets described in (1) and (2) above.

Principal payments under the 2011 Term Facility of $1.5 million were due on the last day of the quarter starting on December 31, 2011 and ending on September 30, 2018. The remaining 2011 Term Facility principal balance of $558.0 million was due in full on November 8, 2018, subject to early mandatory prepayments as further discussed below. The loans outstanding under the credit facility bore interest, at the Company’s option, either: (1) at the base rate, which was defined as the highest of (a) the federal funds rate plus 0.50%, (b) the interest rate published by the Wall Street Journal as the “U.S. Prime Rate” and (c) the adjusted LIBOR rate for a one-month interest period beginning on such day plus 1.00%; provided that the base rate for loans under the 2011 Term Facility was deemed to be not less than 2.25% per annum or (2) at the LIBOR rate plus, in each case, an applicable margin. The applicable margin was (1) in respect of the 2011 Term Facility, 2.75% per annum for borrowings based on the base rate and 3.75% per annum for borrowings based on the LIBOR rate, and (2) in respect of the 2011 Revolving Facility, 2.50% per annum for borrowings based on the base rate and 3.50% per annum borrowings based on the LIBOR rate. The accrued interest under the 2011 Term Facility was payable quarterly beginning on February 8, 2012. As of both December 31, 2011 and 2012, the interest rate on the 2011 Term Facility was 5% per year. The accrued interest under the 2011 Revolving Facility was due on the last day of the quarter starting on December 31, 2011.

The Company paid $10.0 million of loan origination fees related to its 2011 Credit Facilities and recorded $19.4 million in deferred financing costs. Total amortization expense of the loan origination fees and deferred financing costs was approximately $0.6 million and $4.1 million for the years ended December 31, 2011 and 2012, respectively, and is reported as interest expense in the consolidated statements of operations. As of December 31, 2011 and 2012, the balance of unamortized loan origination fees and deferred financing costs was $28.8 million and $24.8 million, respectively.

The Company could voluntarily prepay the loans at any time. The 2011 Term Facility had a 1% prepayment fee in the event it was refinanced within the first year of issuance. The 2011 Credit Facilities provided for mandatory prepayments with the net cash proceeds of certain debt issuances, equity issuances, insurance receipts, dispositions and excess cash flows. Mandatory prepayments attributable to excess cash flows were based on the Company’s leverage ratio and were determined at the end of each fiscal year, beginning with the year ended December 31, 2012. A leverage ratio of 1.5x or higher would have triggered mandatory prepayments of 25% or 50% of excess cash flow.

As of December 31, 2011 and 2012, the Company’s principal borrowings under the 2011 Term Facility were $598.5 million and $592.5 million, respectively. Accrued interest under the 2011 Credit Facilities was $4.5 million as of December 31, 2011. As of December 31, 2012, there was no interest payable under the 2011 Credit Facilities. As of December 31, 2011 and 2012, the Company’s available borrowings under the 2011 Revolving Facility were $100 million and $92.2 million, respectively. On January 22, 2013, the Company refinanced this 2011 Term Facility. See Subsequent Event — Debt Refinancing below.

Subsequent Event — Debt Refinancing

On January 22, 2013, the Company entered into a credit facility that provided for a $325 million senior secured term loan facility (2013 Term Facility) and a $200 million senior secured revolving credit facility (2013 Revolving Facility, and together with the 2013 Term Facility, the 2013 Credit Facilities). In addition, the Company closed an offering of $300 million aggregate principal amount of senior notes (Notes). The Company used the proceeds received from the 2013 Term Facility and Notes to repay its outstanding principal borrowings of $592.5 million under the 2011 Term Facility. The 2011 Credit Facilities were terminated in connection with this refinancing event.

Notes

On January 22, 2013, the Company closed an offering of $300 million aggregate principal amount of 4.50% senior notes due 2023 to qualified institutional buyers pursuant to Rule 144A, and outside of the United States pursuant to Regulation S, under the Securities Act of 1933, as amended, or the Securities Act. The Notes were issued pursuant to an indenture, dated as of January 22, 2013, among the Company, certain of its domestic subsidiaries, or the Subsidiary Guarantors, and The Bank of New York Mellon Trust Company, N.A., as trustee, or the Indenture. The Notes are the general unsecured senior obligations of the Company and are guaranteed on a senior unsecured basis by the Subsidiary Guarantors.

Interest is payable on the Notes semi-annually in arrears at an annual rate of 4.50%, on January 15 and July 15 of each year, beginning on July 15, 2013. The Notes will mature on January 15, 2023. Interest will accrue from January 22, 2013.

At any time and from time to time prior to July 15, 2016, the Company may redeem up to a maximum of 35% of the original aggregate principal amount of the Notes with the proceeds of certain equity offerings, at a redemption price equal to 104.50% of the principal amount thereof, plus accrued and unpaid interest thereon, if any, to the redemption date (subject to the right of holders of record on the relevant record date to receive interest due on the relevant interest payment date); provided that: (1) at least 65% of the original aggregate principal amount of the Notes remains outstanding; and (2) the redemption occurs within 90 days of the completion of such equity offering upon not less than 30 nor more than 60 days prior notice.

Prior to January 15, 2018, the Company may redeem some or all of the Notes by paying a “make-whole” premium based on U.S. Treasury rates. During the 12-month period commencing on January 15 of the relevant year listed below, the Company may redeem some or all of the Notes at the prices listed below, plus accrued and unpaid interest, if any, to, but not including, the redemption date (subject to the right of holders of record on the relevant record date to receive interest due on the relevant interest payment date): 2018 at a redemption price of 102.25%; 2019 at a redemption price of 101.50%; 2020 at a redemption price of 100.75%; and 2021 and thereafter at a redemption price of 100.00%. If the Company experiences certain changes of control together with a ratings downgrade, it will be required to offer to purchase all of the Notes then outstanding at a purchase price equal to 101.00% of the principal amount thereof, plus accrued and unpaid interest, if any, to, the date of purchase. If the Company sells certain assets and does not repay certain debt or reinvest the proceeds of such sales within certain time periods, it will be required to offer to repurchase the Notes with such proceeds at 100.00% of their principal amount, plus accrued and unpaid interest, if any, to the date of purchase.

The Notes contain customary events of default, including among other things, payment default, failure to provide certain notices and certain provision related to bankruptcy events. The Notes also contain customary negative covenants.

On January 22, 2013, the Company entered into a registration rights agreement relating to the Notes that requires it and the Subsidiary Guarantors to, among other things: (1) file a registration statement with respect to a registered offer to exchange the Notes for new notes guaranteed by the Company’s Subsidiary Guarantors, with terms substantially identical in all material respects to those of the Notes (except that the new notes will not be subject to restrictions on transfer or to any increase in annual interest rate); (2) use the Company’s reasonable best efforts to cause the applicable registration statement to become effective under the Securities Act; and (3) promptly after the applicable registration statement is declared effective, initiate an exchange offer. In addition, under certain circumstances, the Company and the Subsidiary Guarantors may be required to file a shelf registration statement relating to resales of the Notes.

If (1) the exchange offer is not completed within 300 days after the date of original issuance of the Notes; (2) a shelf registration statement, if required, has not become effective within 300 days after the date of original issuance of the Notes; (3) if the Company receives a request to file a shelf registration pursuant to the Registration Rights Agreement and such shelf registration statement has not become effective by the later of (a) 300 days after the date of original issuance of the Notes and (b) 120 days after delivery of such shelf request or (4) any required registration statement is filed and declared effective but thereafter ceases to be effective in certain circumstances during the applicable period (each such event referred to in clauses (1) through (4) above, a “Registration Default”), then the Company will be obligated to pay additional interest to each holder of the Notes that are subject to transfer restrictions, with respect to the first 90-day period immediately following the occurrence of a Registration Default, at a rate of 0.25% per annum on the principal amount of the Notes that are subject to transfer restrictions held by such holder. The amount of additional interest will increase by an additional 0.25% per annum with respect to each subsequent 90-day period until the Registration Default ends, up to a maximum increase of 1.00% per annum on the principal amount of the Notes that are subject to transfer restrictions.

2013 Credit Facilities

The 2013 Credit Facilities include: (1) the 2013 Term Facility; (2) the 2013 Revolving Facility, of which (a) $100 million is available for the issuance of letters of credit and (b) $25 million is available as a swingline subfacility; and (3) incremental term loan facilities in an amount such that after giving effect to the incurrence of any such incremental loans, either (a) the aggregate amount of incremental loans does not exceed $400 million or (b) the Consolidated Secured Leverage Ratio on a pro forma basis after giving effect to any such increase would not exceed 2.50 to 1.00. The 2013 Revolving Facility and 2013 Term Facility mature on January 22, 2018. The entire $325 million available under the 2013 Term Facility was borrowed on January 22, 2013, and used to refinance a portion of the Company’s 2011 Credit Facilities. As of January 22, 2013, the Company had not borrowed any amounts under the 2013 Revolving Facility and available borrowings were $192.2 million, exclusive of outstanding letters of credit totaling $7.8 million.

Principal payments under the 2013 Term Facility are as follows (in thousands):

2013	$8,125
2014	8,125
2015	8,125
2016	8,125
2017	8,125
Thereafter	284,375

Total principal payments	$325,000

Principal payments under the 2013 Term Facility are due on the last day of the quarter starting on March 31, 2013 and ending on December 31, 2017. The remaining 2013 Term Facility principal balance of $284.4 million is due in full on January 22, 2018, subject to early mandatory prepayments.

The loans outstanding under the 2013 Credit Facilities (Loans) will bear interest, at the Company’s option, either: (1) at the base rate, which is defined as the highest of (a) the federal funds rate plus 0.50%, (b) the interest rate published by the Wall Street Journal from time to time as the “U.S. Prime Rate” and (c) the adjusted LIBOR rate for a one-month interest period beginning on such day plus 1.00%; or (2) at the LIBOR rate plus, in each case, an applicable margin. The applicable margin is (1) if the Consolidated Leverage Ratio is less than 2.00:1.00, 0.50% per annum for borrowings based on the base rate and 1.50% per annum for borrowings based on the LIBOR rate, or (2) if the Consolidated Leverage Ratio is 2.00:1.00 or greater, 0.75% per annum for borrowings based on the base rate and 1.75% per annum borrowings based on the LIBOR rate. The accrued interest under the 2013 Term Facility is payable quarterly beginning in March 31, 2013.

The Company may voluntarily prepay the Loans at any time in minimum amounts of $1 million or an integral multiple of $500,000 in excess thereof. The 2013 Credit Facilities provide for mandatory prepayments with the net cash proceeds of certain debt issuances, insurance receipts, and dispositions. The 2013 Term Facility also contains certain events of default, upon the occurrence of which, and so long as such event of default is continuing, the amounts outstanding may, at the option of the required Lenders, accrue interest at an increased rate and payments of such outstanding amounts could be accelerated, or other remedies undertaken pursuant to the 2013 Term Facility, by the required Lenders.

COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2012
COMMITMENTS AND CONTINGENCIES

10.    COMMITMENTS AND CONTINGENCIES

Capital Leases

The following is a schedule of future minimum lease payments due under capital lease obligations as of December 31, 2012 (in thousands):

2013	$1,794
2014	755
2015	90

Total minimum lease payments	2,639
Less: amounts representing interest	(136)

Present value of minimum lease payments	2,503
Less: current portion	(1,686)

Capital lease obligation, long-term	$817

The following assets are capitalized under capital leases at the end of each period presented (in thousands):

	December 31,
	2011	2012
Equipment and hardware	$34,630	$35,322
Furniture and fixtures	334	334

Subtotal	34,964	35,656
Less: accumulated amortization	(31,308)	(33,708)

Net assets under capital leases	$3,656	$1,948

Operating Leases

The Company leases office space under noncancelable operating lease agreements. The leases terminate at various dates through 2021 and generally provide for scheduled rent increases.

On January 20, 2010, the Company entered into a lease agreement with a third party relating to its corporate headquarters in Sterling, Virginia. The lease provides for approximately 91,754 square feet of office space. The initial term of the lease commenced on October 1, 2010 and terminates January 31, 2021. The Company has two five-year options to renew the lease, and the rent for the applicable renewal term will be determined if and when the Company exercises its applicable option to renew the lease. The Company recognizes rent incentives and leasehold improvements funded by landlord incentives on a straight-line basis, as a reduction of rent expense, over the initial term of the lease.

Future minimum lease payments under noncancelable operating leases as of December 31, 2012, are as follows (in thousands):

2013	$13,074
2014	12,014
2015	11,220
2016	9,926
2017	9,441
Thereafter	27,945

$83,620

Rent expense was $6.5 million, $9.6 million and $12.8 million for the years ended December 31, 2010, 2011 and 2012, respectively.

Contingencies

Currently, and from time to time, the Company is involved in litigation incidental to the conduct of its business. The Company is not a party to any lawsuit or proceeding that, in the opinion of management, is reasonably likely to have a material adverse effect on its financial position, results of operations or cash flows.

RESTRUCTURING CHARGES	12 Months Ended
Dec. 31, 2012
RESTRUCTURING CHARGES

11.    RESTRUCTURING CHARGES

The Company recorded restructuring charges in continuing operations of $5.4 million, $3.5 million and $0.5 million during the years ended December 31, 2010, 2011 and 2012, respectively. The Company’s restructuring charges included in continuing operations during the year ended December 31, 2010 included charges incurred in connection with its 2009 restructuring plan to relocate certain operations and support functions to Louisville, Kentucky and charges incurred under the Company’s 2010 management transition restructuring plan. During the years ended December 31, 2011 and 2012, restructuring charges in continuing operations included charges incurred in connection with the Company’s 2010 management transition restructuring plan as well as the restructuring plan initiated in 2011 to reduce the Company’s domestic workforce.

The Company recorded restructuring charges in discontinued operations of $2.0 million and $1.6 million during the years ended December 31, 2010 and 2011, respectively. There were no restructuring charges recorded in discontinued operations during the year ended December 31, 2012. The Company’s restructuring charges for discontinued operations consisted of charges incurred under its Converged Messaging Services restructuring plan initiated in the fourth quarter of 2008 and completed in the second quarter of 2011.

Restructuring Plans

2011 Restructuring Plan

In the fourth quarter of 2011, the Company initiated a domestic work-force reduction impacting each of its operating segments and recorded severance and severance-related charges of $3.1 million. During the year ended December 31, 2012, the Company incurred additional severance and severance-related charges of approximately $0.5 million under this plan. The Company expects to pay approximately $0.2 million in remaining severance and severance-related payments through the second quarter of 2013.

2010 Management Transition

In the fourth quarter of 2010, the Company initiated a work-force reduction impacting its Carrier Services and Enterprise Services operating segments and recorded severance and severance-related charges of $3.8 million. During 2011, the Company recorded additional severance and severance-related charges of $0.4 million in connection with this restructuring initiative. The Company does not anticipate it will incur additional expenses under this plan and expects to pay $15,000 in the first quarter of 2013.

Converged Messaging Services, Discontinued Operations

Beginning in the fourth quarter of 2008, management committed to and implemented a restructuring plan for the Company’s Converged Messaging Services business, previously known as the Company’s Next Generation Messaging business, to more appropriately allocate resources to the Company’s key mobile instant messaging initiatives. The restructuring plan involved a reduction in headcount and closure of specific leased facilities in some of the Company’s international locations. In the third quarter of 2009 and the fourth quarter of 2010, the Company extended the restructuring plan to include further headcount reductions and closure of certain additional facilities. During 2011, the Company sold certain assets and liabilities of Neustar NGM Services, Inc. and its subsidiaries used in the Converged Messaging Services business, and completed the wind-down of the residual operations of its Converged Messaging Services business. Restructuring charges for all periods presented have been reclassified into “(Loss) income on discontinued operations, net of tax” in the Company’s consolidated statements of operations.

Total net restructuring charges recorded under this plan since the fourth quarter of 2008 include approximately $8.4 million of severance and severance-related costs and $1.8 million of lease and facility exit costs. Amounts related to lease terminations due to the closure of excess facilities will be paid over the remainder of the respective lease terms, the longest of which extends through 2013.

Summary of Accrued Restructuring Plans

The additions and adjustments to the accrued restructuring liability related to the Company’s restructuring plans as described above for the year ended December 31, 2012 are as follows (in thousands):

	December 31, 2011	Additional Costs	Cash Payments	Adjustments	December 31, 2012
Converged Messaging Services:
Lease and facilities exit costs	$609	$—	$(484)	$—	$125
2011 Restructuring Plan:
Severance and related costs	2,833	615	(3,105)	(111)	232
2010 Management Transition:
Severance and related costs	919	—	(889)	(15)	15

Total restructuring plans	$4,361	$615	$(4,478)	$(126)	$372

OTHER (EXPENSE) INCOME	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
OTHER (EXPENSE) INCOME
10.	OTHER (EXPENSE) INCOME

Other (expense) income consists of the following (in thousands):

	Three Months Ended March 31,
	2012	2013
Interest and other expense:
Interest expense	$8,613	$6,565
Loss on debt modification and extinguishment	—	10,886
Gain on asset disposals	(130)	(65)
Foreign currency transaction (gain) loss	(290)	176

Total	$8,193	$17,562

Interest and other income:
Interest income	$229	$141

Total	$229	$141

12.    OTHER (EXPENSE) INCOME

Other (expense) income consists of the following (in thousands):

	Year Ended December 31,
	2010	2011	2012
Interest and other expense:
Interest expense	$388	$4,831	$34,200
(Gain) loss on asset disposals	(112)	996	22
Loss on ARS Rights	6,892	—	—
Foreign currency transaction (gain) loss	(173)	452	(67)

Total	$6,995	$6,279	$34,155

Interest and other income:
Interest income	$575	$1,265	$596
ARS trading gains	7,007	—	—
Available-for-sale realized gains	—	701	—

Total	$7,582	$1,966	$596

During 2010 and 2011, the Company recorded a reduction of $1.2 million and $0.7 million, respectively, in interest expense related to decreases in an accrued sales tax liability.

In 2011, the Company paid $10.0 million of loan origination fees related to its 2011 Credit Facilities and recorded $19.4 million in deferred financing costs. Total amortization expense of the loan origination fees and deferred financing costs was approximately $0.6 million and $4.1 million for the years ended December 31, 2011 and 2012, respectively, and is reported as interest expense in the consolidated statements of operations. As of December 31, 2011 and 2012, the balance of unamortized loan origination fees and deferred financing costs was $28.8 million and $24.8 million, respectively.

INCOME TAXES	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
INCOME TAXES
11.	INCOME TAXES

The Company’s effective tax rate decreased to 36.8% for the three months ended March 31, 2013 from 39.8% for three months ended March 31, 2012 primarily due to the Company’s federal research tax credit and domestic production activities deduction.

On January 2, 2013, the American Taxpayer Relief Act of 2012 (the Act) was enacted into law, which included an extension of the federal research tax credit and other tax credits through December 31, 2013. While Congress approved a retroactive extension of certain business tax provisions that expired at the end of 2011 and 2012, under U.S. GAAP, the financial accounting effects of the Act are to be reported in the first quarter of calendar year 2013, the quarter in which the legislation was enacted. As a result, during the first quarter of 2013, the Company recorded a discrete tax benefit of $0.8 million for its 2012 federal research tax credit.

As of December 31, 2012 and March 31, 2013, the Company had unrecognized tax benefits of $4.4 million and $5.0 million, respectively, of which $4.1 million and $4.6 million, respectively, would affect the Company’s effective tax rate if recognized.

The Company recognizes interest and penalties related to uncertain tax positions in income tax expense. During the three months ended March 31, 2012 and 2013, the Company recognized potential interest and penalties of $51,000 and $19,000, respectively. As of December 31, 2012 and March 31, 2013, the Company had established reserves of approximately $194,000 and $213,000, respectively, for accrued potential interest and penalties related to uncertain tax positions. To the extent interest and penalties are not assessed with respect to uncertain tax positions, amounts accrued will be reduced and reflected as a reduction of the overall income tax provision.

The Company files income tax returns in the United States Federal jurisdiction and in many state and foreign jurisdictions. The tax years 2007 through 2011 remain open to examination by the major taxing jurisdictions to which the Company is subject. The IRS has initiated an examination of the Company’s 2009 federal income tax return. While the ultimate outcome of the audit is uncertain, management does not currently believe that the outcome will have a material adverse effect on the Company’s financial position, results of operations or cash flows.

The Company anticipates that total unrecognized tax benefits will decrease by approximately $121,000 over the next 12 months due to the expiration of certain statutes of limitations and settlement of tax audits.

13.    INCOME TAXES

The provision for income taxes, continuing operations, consists of the following components (in thousands):

	Year Ended December 31,
	2010	2011	2012
Current:
Federal	$70,210	$54,615	$76,563
State	14,708	12,076	16,408

Total current	84,918	66,691	92,971

Deferred:
Federal	(1,133)	12,113	(4,733)
State	(1,503)	2,333	(1,225)

Total deferred	(2,636)	14,446	(5,958)

Total provision for income taxes, continuing operations	$82,282	$81,137	$87,013

A reconciliation of the statutory United States income tax rate to the effective income tax rate for continuing operations follows:

	Year Ended December 31,
	2010	2011	2012
Statutory federal tax rate	35.0%	35.0%	35.0%
State taxes (net of federal benefit)	4.3	4.5	4.3
Domestic production activities deduction	—	—	(3.4)
Other	0.8	0.1	(0.1)
Change in valuation allowance	(0.2)	—	—

Effective tax rate, continuing operations	39.9%	39.6%	35.8%

The Company’s annual effective tax rate for its continuing operations decreased to 35.8% for the year ended December 31, 2012 from 39.6% for the year ended December 31, 2011. This decrease includes $6.8 million of discrete items recorded during 2012 primarily due to the Company’s domestic production activities deduction and utilization of foreign tax credits against federal income taxes. During 2012, the Company completed an analysis of its domestic production activities deduction which resulted in a net tax benefit of $6.1 million for years 2008 through 2011, and a tax benefit of $2.6 million for 2012 reflected in the annual effective tax rate for 2012. The decrease in the Company’s effective tax rate from continuing operations was partially offset by a change in estimate attributed to a worthless stock loss deduction of NGM Services. Decreases in the Company’s effective tax rate were also partially offset by benefits recorded in 2011 related to the realizability of net operating losses associated with the acquisition of Quova, Inc. and federal research tax credits. The Company’s annual effective tax rate decreased to 39.6% for the year ended December 31, 2011 from 39.9% for the year ended December 31, 2010 primarily due to benefits for federal research tax credits and a change in estimate of the realizability of acquired Quova, Inc. net operating losses partially offset by settlement of the Company’s Internal Revenue Service (IRS) Examination and TARGUSinfo acquisition-related costs and stock repurchase costs, which are nondeductible for tax purposes.

On February 7, 2011, the Company sold certain business assets and liabilities of NGM Services and its subsidiaries, a portion of the Converged Messaging Services business. The Company treated the common stock of NGM Services as worthless for U.S. income tax purposes in its 2011 U.S. federal and state income tax returns. The Company recorded an income tax benefit of $42.7 million for the three months ended March 31, 2011 within discontinued operations, which primarily represents the book and tax basis differences associated with its investment in NGM Services.

The Company realized certain tax benefits related to nonqualified and incentive stock option exercises in the amounts of $1.6 million, $4.5 million and $9.0 million for the years ended December 31, 2010, 2011 and 2012, respectively. Deferred income taxes reflect the net tax effects of temporary differences between the carrying amount of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Company’s net deferred income taxes are as follows (in thousands):

	December 31,
	2011	2012
Deferred tax assets:
Domestic NOL carryforwards	$11,088	$9,538
Foreign NOL carryforwards	43,748	1,785
Restructuring accrual	1,374	20
Deferred revenue	4,234	4,078
Accrued compensation	5,437	6,344
Stock-based compensation expense	21,832	17,795
Realized losses on investments	1,189	1,181
Deferred rent	4,638	5,375
Other	3,410	2,295

Total deferred tax assets	96,950	48,411
Valuation allowance	(45,971)	(3,965)

Total deferred tax assets, net	50,979	44,446

Deferred tax liabilities:
Unbilled receivables	(2,184)	(2,507)
Depreciation and amortization	(39,859)	(46,141)
Identifiable intangible assets	(118,246)	(99,598)
Deferred costs	(3,493)	(3,213)
Other	(417)	(424)

Total deferred tax liabilities	(164,199)	(151,883)

Net deferred tax liabilities	$(113,220)	$(107,437)

As of December 31, 2012, the Company had U.S. net operating loss carryforwards for federal tax purposes of approximately $20.2 million which expire, if unused, in various years from 2020 to 2030. During 2012, the Company completed its evaluation of limitations that apply to its U.K. net operating losses as a result of the sale of certain assets and liabilities of NGM Services and its subsidiaries. As of December 31, 2012, the Company had $5.5 million of net operating losses that are ultimately available for carryforward indefinitely under U.K. tax law and the Company has a full valuation allowance against its deferred tax asset associated with its U.K. net operating loss carryforwards. As of December 31, 2012, the Company had other foreign net operating loss carryforwards of approximately $2.9 million, of which $2.3 million can be carried forward indefinitely under current local tax laws and $0.6 million which expire, if unused, in years beginning 2016.

As of December 31, 2012, the amount of earnings from foreign subsidiaries that the Company considers indefinitely reinvested and for which deferred taxes have not been provided was approximately $2.9 million. It is not practicable to determine the income tax liability that would be payable if such earnings were not indefinitely reinvested.

As of December 31, 2011 and 2012, the Company had unrecognized tax benefits of $1.6 million and $4.4 million, respectively, of which $1.6 million and $4.1 million, respectively, would affect the Company’s effective tax rate if recognized. The net increase in the liability for unrecognized income tax benefits is as follows (in thousands):

Balance at January 1, 2010	$1,072
Increase related to current year tax positions	95
Increase related to prior year tax positions	—
Reductions due to lapse in statutes of limitations	(8)

Balance at December 31, 2010	1,159
Increase related to current year tax positions	195
Increase related to prior year tax positions	715
Positions assumed in TARGUSinfo acquisition	259
Reductions due to lapse in statutes of limitations	(618)
Settlements	(144)

Balance at December 31, 2011	1,566
Increase related to current year tax positions	802
Increase related to prior year tax positions	2,739
Positions assumed in TARGUSinfo acquisition	147
Reductions due to lapse in statutes of limitations	(545)
Settlements	(306)

Balance at December 31, 2012	$4,403

The Company recognizes interest and penalties related to uncertain tax positions in income tax expense. During the years ended December 31, 2010, 2011 and 2012, the Company recognized potential interest and penalties of $26,000, $118,000 and $138,000 respectively including interest related to uncertain tax positions of acquired companies. As of December 31, 2011 and 2012, the Company had established reserves of approximately $153,000 and $194,000 for accrued potential interest and penalties related to uncertain tax positions, respectively. To the extent interest and penalties are not assessed with respect to uncertain tax positions, amounts accrued will be reduced and reflected as a reduction of the overall income tax provision. During the year ended December 31, 2012, accrued interest and penalties decreased by $97,000 due to settlements and expiration of certain statutes of limitations.

The Company files income tax returns in the United States Federal jurisdiction and in many state and foreign jurisdictions. The tax years 2007 through 2011 remain open to examination by the major taxing jurisdictions to which the Company is subject. The IRS has initiated an examination of the Company’s 2009 federal income tax return. While the ultimate outcome of the audit is uncertain, management does not currently believe that the outcome will have a material adverse effect on the Company’s financial position, results of operations or cash flows.

The Company anticipates that total unrecognized tax benefits will decrease by approximately $121,000 over the next 12 months due to the expiration of certain statutes of limitations.

STOCKHOLDERS' EQUITY	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
STOCKHOLDERS' EQUITY
7.	STOCKHOLDERS’ EQUITY

Stock-Based Compensation

The Company maintains six compensation plans: the NeuStar, Inc. 1999 Equity Incentive Plan (1999 Plan); the NeuStar, Inc. 2005 Stock Incentive Plan (2005 Plan); the Amended and Restated NeuStar, Inc. 2009 Stock Incentive Plan (2009 Plan); the Targus Information Corporation Amended and Restated 2004 Stock Incentive Plan (TARGUSinfo Plan); the AMACAI Information Corporation 2004 Stock Incentive Plan (AMACAI Plan) (collectively, the Plans), and the Neustar, Inc. Employee Stock Purchase Plan (ESPP). The Company may grant to its directors, employees and consultants awards under the 2009 Plan in the form of incentive stock options, nonqualified stock options, stock appreciation rights, shares of restricted stock, restricted stock units, performance vested restricted stock units (PVRSUs) and other stock-based awards. The aggregate number of shares of Class A common stock with respect to which all awards may be granted under the 2009 Plan is 11,911,646, plus the number of shares underlying awards granted under the 1999 Plan, the 2005 Plan, the TARGUSinfo Plan, and the AMACAI Plan that remain undelivered following any expiration, cancellation or forfeiture of such awards. As of March 31, 2013, a total of 5,286,480 shares were available for grant or award under the 2009 Plan.

On June 20, 2012, at the Company’s annual shareholder meeting, stockholders approved the ESPP. As of March 31, 2013, a total of 600,000 shares were available under the ESPP. The first six-month offering period under the ESPP will begin on May 1, 2013.

Stock-based compensation expense recognized for the three months ended March 31, 2012 and 2013 was $3.9 million and $9.0 million, respectively. As of March 31, 2013, total unrecognized compensation expense related to non-vested stock options, non-vested restricted stock awards, non-vested restricted stock units and non-vested PVRSUs granted prior to that date was estimated at $69.6 million, which the Company expects to recognize over a weighted average period of approximately 1.71 years. Total unrecognized compensation expense as of March 31, 2013 is estimated based on outstanding non-vested stock options, non-vested restricted stock awards, non-vested restricted stock units and non-vested PVRSUs. Stock-based compensation expense may increase or decrease in future periods for subsequent grants or forfeitures, and changes in the estimated fair value of non-vested awards granted to consultants.

Stock Options

The Company utilizes the Black-Scholes option pricing model to estimate the fair value of stock options granted. No options were granted during the three months ended March 31, 2012 and 2013.

The following table summarizes the Company’s stock option activity:

	Shares	Weighted- Average Exercise Price	Aggregate Intrinsic Value (in millions)	Weighted- Average Remaining Contractual Life (in years)
Outstanding at December 31, 2012	3,296,040	$24.81
Options granted	—	—
Options exercised	(251,988)	24.28
Options forfeited	(147,508)	28.35

Outstanding at March 31, 2013	2,896,544	$24.68	$63.3	6.82

Exercisable at March 31, 2013	1,497,514	$23.65	$34.3	6.19

The aggregate intrinsic value of options exercised for the three months ended March 31, 2012 and 2013 was $14.8 million and $5.3 million, respectively.

Restricted Stock Awards

The following table summarizes the Company’s non-vested restricted stock activity for the three months ended March 31, 2013:

	Shares	Weighted- Average Grant Date Fair Value	Aggregate Intrinsic Value (in millions)
Outstanding at December 31, 2012	305,390	$24.20
Restricted stock granted	—	—
Restricted stock vested	(82,812)	24.88
Restricted stock forfeited	(8,292)	25.21

Outstanding at March 31, 2013	214,286	$23.90	$10.0

The total aggregate intrinsic value of restricted stock vested during the three months ended March 31, 2013 was $3.7 million. During the three months ended March 31, 2013, the Company repurchased 30,824 shares of common stock for an aggregate purchase price of $1.4 million pursuant to the participants’ rights under the Company’s stock incentive plans to elect to use common stock to satisfy their tax withholding obligations.

Performance Vested Restricted Stock Units

2012 Long-Term Incentive Program

During the three months ended March 31, 2013, the Company awarded 99,210 PVRSUs, of which 49,605 PVRSUs were granted with an aggregate fair value of $2.2 million. In addition, during the three months ended March 31, 2013, the Company established the performance goals for the period beginning on January 1, 2013 and ending on December 31, 2013. The establishment of the 2013 performance goals resulted in the grant of 606,456 PVRSUs with an aggregate fair value of $26.7 million, originally awarded during the year ended December 31, 2012.

For executive management, the awarded PVRSUs are subject to five one-year performance periods, the first of which began on January 1, 2012 and ended December 31, 2012 and the last of which begins on January 1, 2016 and ends on December 31, 2016. Each executive is eligible to earn up to 150% of one-fifth of the award with respect to each annual performance period subject to the achievement of the respective performance goals for each one-year performance period. For non-executive management, the PVRSUs awarded are subject to three one-year performance periods, the first of which began on January 1, 2012 and ended December 31, 2012 and the last of which begins on January 1, 2014 and ends on December 31, 2014. Each non-executive is eligible to earn up to 150% of one-third of the award with respect to each annual performance period subject to the achievement of the respective performance goals for each one-year performance period. For both executive and non-executive management, the performance goals for each of the 2012 and 2013 performance periods were and will be based on: (i) Non-NPAC Revenue, (ii) Total Revenue, and (iii) Adjusted Net Income. The performance goals for the future one-year performance periods will consist of financial measures, weights and payouts to be established no later than 90 days after the beginning of each such period.

Subject to each participant’s continued service and to certain other terms and conditions, the portion of the award, if any, earned (a) by executive management with respect to the first three performance periods will vest on January 1, 2015 and the portion of the award, if any, earned with respect to the final two performance periods will vest on January 1, 2016 and January 1, 2017, respectively; and (b) by non-executive management with respect to all three performance periods will vest 75% of the earned amount on the first business day of 2015, and the remaining 25% of the earned amount on the first business day of 2016. Compensation expense related to these awards is recognized over the requisite service period based on the Company’s estimate of the achievement of the performance target and vesting period.

2013 Long-Term Incentive Program

During the three months ended March 31, 2013, the Company awarded 117,020 PVRSUs, of which 39,007 PVRSUs were granted with an aggregate fair value of $1.7 million.

The awarded PVRSUs are subject to three one-year performance periods, the first of which begins on January 1, 2013 and ends on December 31, 2013 and the last of which begins on January 1, 2015 and ends on December 31, 2015. Each participant is eligible to earn up to 150% of one-third of the award with respect to each annual performance period subject to the achievement of the respective performance goals for each one-year performance period. The performance goal for the performance period from January 1, 2013 through December 31, 2013 will be based on: (i) Non-NPAC Revenue, (ii) Total Revenue, and (iii) Adjusted Net Income. The performance goals for the future one-year performance periods will consist of financial measures, weights and payouts to be established no later than 90 days after the beginning of each such period.

Subject to each participant’s continued service and to certain other terms and conditions, the portion of the award, if any, earned will vest on March 1 in the year following the respective annual performance period. Compensation expense related to these awards is recognized over the requisite service period based on the Company’s estimate of the achievement of the performance target and vesting period.

Non-Vested PVRSU Activity

The fair value of a PVRSU is measured by reference to the closing market price of the Company’s common stock on the date of the grant. Compensation expense is recognized on a straight-line basis over the requisite service period based on the number of PVRSUs expected to vest. As of March 31, 2013, the level of achievement of the performance target awards for PVRSUs granted during 2011, 2012 and 2013 was 134%, 129.5% and 100%, respectively.

The following table summarizes the Company’s non-vested PVRSU activity for the three months ended March 31, 2013:

	Shares	Weighted- Average Grant Date Fair Value	Aggregate Intrinsic Value (in millions)
Non-vested December 31, 2012	971,023	$31.72
Granted	695,068	44.08
Incremental achieved (1)	170,225	36.32
Vested	(159,346)	22.85
Forfeited	(23,239)	33.99

Non-vested March 31, 2013	1,653,731	$38.21	$76.9

(1)	Incremental achieved represents the additional awards above the target grant resulting from the achievement of performance goals above the performance targets established at grant date.

The total aggregate intrinsic value of PVRSUs vested during the three months ended March 31, 2013 was approximately $6.7 million. The Company repurchased 60,075 shares of common stock for an aggregate purchase price of $2.5 million pursuant to the participants’ rights under the Plans to elect to use common stock to satisfy their tax withholding obligations.

Restricted Stock Units

The following table summarizes the Company’s restricted stock units activity for the three months ended March 31, 2013:

	Shares	Weighted- Average Grant Date Fair Value	Aggregate Intrinsic Value (in millions)
Outstanding at December 31, 2012	922,550	$33.20
Granted	27,710	44.37
Vested	(140,621)	36.37
Forfeited	(6,491)	37.07

Outstanding at March 31, 2013	803,148	$33.00	$37.4

During the three months ended March 31, 2013, the Company granted 27,710 restricted stock units to certain employees with an aggregate fair value of $1.2 million. Restricted stock units granted to executive management will vest annually in five equal installments beginning on January 1, 2013. Restricted stock units granted to non-executive management will vest annually in four equal installments beginning on the first business day in 2013.

The restricted stock units previously issued to non-management directors of the Company’s Board of Directors will fully vest on the earlier of the first anniversary of the date of grant or the day preceding the date in the following calendar year on which the Company’s annual meeting of stockholders is held. Upon vesting of restricted stock units granted prior to 2011, each director’s restricted stock units will automatically be converted into deferred stock units, and will be delivered to the director in shares of the Company’s stock six months following the director’s termination of board service. Upon vesting of restricted stock units that were granted in 2011 and subsequent periods, each director’s restricted stock units will automatically be converted into deferred stock units and will be delivered to the director in shares of the Company’s stock six months following the director’s termination of board service unless a director elected near-term delivery, in which case the vested restricted stock units will be delivered on August 15 in the year following the initial grant.

Share Repurchase Program

Under the 2010 share repurchase program, during the three months ended March 31, 2013, the Company repurchased 0.6 million shares of its Class A common stock at an average price of $44.38 per share for a total purchase price of $24.4 million. As of March 31, 2013, a total of 7.7 million shares at an average price of $30.67 per share had been repurchased under the 2010 share repurchase program for an aggregate purchase price of $237.2 million. All repurchased shares are accounted for as treasury shares.

On May 2, 2013, the Company announced that its Board of Directors authorized a $250 million share repurchase program, commencing in the second quarter of 2013 and continuing to December 31, 2013. This program replaces the 2010 share repurchase program.

14.    STOCKHOLDERS’ EQUITY

Preferred Stock

The Company is authorized to issue up to 100,000,000 shares of preferred stock, $0.001 par value per share, in one or more series, to establish from time to time the number of shares to be included in each series, and to fix the rights, preferences, privileges, qualifications, limitations and restrictions of the shares of each wholly unissued series. As of December 31, 2011 and 2012, there are no preferred stock shares issued or outstanding.

Common Stock

The Company is authorized to issue up to 200,000,000 shares of Class A common stock, $0.001 par value per share and 100,000,000 shares of Class B common stock, $0.001 par value per share. Each holder of Class A and Class B common stock is entitled to one vote for each share of common stock held on all matters submitted to a vote of stockholders. Subject to preferences that may apply to shares of preferred stock outstanding at the time, the holders of Class A and Class B common stock are entitled to receive dividends out of assets legally available at the time and in the amounts as the Company’s Board of Directors may from time to time determine.

Stock-Based Compensation

The Company has five stock incentive plans: the NeuStar, Inc. 1999 Equity Incentive Plan (1999 Plan); the NeuStar, Inc. 2005 Stock Incentive Plan (2005 Plan); the NeuStar, Inc. 2009 Stock Incentive Plan (2009 Plan); the Targus Information Corporation Amended and Restated 2004 Stock Incentive Plan (TARGUSinfo Plan); and the AMACAI Information Corporation 2004 Stock Incentive Plan (AMACAI Plan) (collectively, the Plans). The Company may grant to its directors, employees and consultants awards under the 2009 Plan in the form of incentive stock options, nonqualified stock options, stock appreciation rights, shares of restricted stock, restricted stock units, PVRSUs and other stock-based awards. The aggregate number of shares of Class A common stock with respect to which all awards may be granted under the 2009 Plan is 11,911,646, plus the number of shares underlying awards granted under the 1999 Plan, the 2005 Plan, the TARGUSinfo Plan, and the AMACAI Plan that remain undelivered following any expiration, cancellation or forfeiture of such awards. As of December 31, 2012, 2,408,663 shares were available for grant or award under the 2009 Plan. An additional 3,000,000 shares, approved by the Company’s stockholders at the June 20, 2012 annual meeting of stockholders, will become available for grant once registered on a Form S-8 filed with the SEC.

On June 20, 2012, at the Company’s annual shareholder meeting, stockholders approved the NeuStar, Inc. Employee Stock Purchase Plan (ESPP). The Company anticipates the ESPP will be made available to its employees in the second quarter of 2013, following the registration of the 600,000 shares available under the ESPP on a Registration Statement on Form S-8 filed with the SEC.

The term of any stock option granted under the Plans may not exceed ten years. The exercise price per share for options granted under the Plans may not be less than 100% of the fair market value of the common stock on the option grant date. The Board of Directors or Compensation Committee of the Board of Directors determines the vesting schedule of the options, with a maximum vesting period of ten years. Options issued generally vest with respect to 25% of the shares underlying the option on the first anniversary of the grant date and 2.083% of the shares on the last day of each succeeding calendar month thereafter. The options expire seven to ten years from the date of issuance and are forfeitable upon termination of an option holder’s service.

The Company has granted and may in the future grant restricted stock to directors, employees and consultants. The Board of Directors or Compensation Committee of the Board of Directors determines the vesting schedule of the restricted stock, with a maximum vesting period of ten years. Restricted stock issued generally vests in equal annual installments over a four-year term.

Stock-based compensation expense recognized for the years ended December 31, 2010, 2011 and 2012 was $17.0 million, $27.5 million and $28.1 million, respectively. As of December 31, 2012, total unrecognized compensation expense related to non-vested stock options, non-vested restricted stock awards, non-vested restricted stock units and non-vested PVRSUs granted prior to that date was estimated at $53.0 million, which the Company expects to recognize over a weighted average period of approximately 1.76 years. Total unrecognized compensation expense as of December 31, 2012 is estimated based on outstanding non-vested stock options, non-vested restricted stock awards, non-vested restricted stock units and non-vested PVRSUs. Stock-based compensation expense may increase or decrease in future periods for subsequent grants or forfeitures, and changes in the estimated fair value of non-vested awards granted to consultants.

Stock Options

The Company utilizes the Black-Scholes option pricing model to estimate the fair value of stock options granted. The weighted-average grant date fair value of options granted during the years ended December 31, 2010 and 2011 was $8.12 and $8.83, respectively. No options were granted during the year ended December 31, 2012. The following are the weighted-average assumptions used in valuing the stock options granted during the years ended December 31, 2010 and 2011, and a discussion of the Company’s assumptions.

	Year Ended December 31,
	2010	2011
Dividend yield	—%	—%
Expected volatility	39.13%	37.16%
Risk-free interest rate	2.07%	1.56%
Expected life of options (in years)	4.42	4.41

Dividend yield — The Company has never declared or paid dividends on its common stock and does not anticipate paying dividends in the foreseeable future.

Expected volatility — Volatility is a measure of the amount by which a financial variable such as a share price has fluctuated (historical volatility) or is expected to fluctuate (expected volatility) during a period. The Company considered the historical volatility of its stock price over a term similar to the expected life of the grant in determining its expected volatility.

Risk-free interest rate — The risk-free interest rate is based on U.S. Treasury bonds issued with similar life terms to the expected life of the grant.

Expected life of the options — The expected life is the period of time that options granted are expected to remain outstanding. The Company determined the expected life of stock options based on the weighted average of (a) the time-to-settlement from grant of historically settled options and (b) a hypothetical holding period for the outstanding vested options as of the date of fair value estimation. The hypothetical holding period is the amount of time the Company assumes a vested option will be held before the option is exercised. To determine the hypothetical holding period, the Company assumes that a vested option will be exercised at the midpoint of the time between the date of fair value estimation and the remaining contractual life of the unexercised vested option.

The following table summarizes the Company’s stock option activity:

	Shares	Weighted- Average Exercise Price	Aggregate Intrinsic Value (in millions)	Weighted Average Remaining Contractual Life (in years)
Outstanding at December 31, 2009	5,951,258	$19.37
Options granted	1,951,205	23.16
Options exercised	(596,426)	13.02
Options forfeited	(590,478)	23.41

Outstanding at December 31, 2010	6,715,559	20.68
Options granted	2,425,873	26.93
Options exercised	(2,339,890)	16.79
Options forfeited	(637,286)	24.17
Increase due to acquisition	369,570	22.29

Outstanding at December 31, 2011	6,533,826	24.15
Options granted	—	—
Options exercised	(2,499,843)	23.68
Options forfeited	(737,943)	22.76

Outstanding at December 31, 2012	3,296,040	$24.81	$56.4	6.86

Exercisable at December 31, 2012	1,573,865	$24.26	$27.8	6.17

Exercisable at December 31, 2011	2,651,973	$23.63	$28.0	2.98

Exercisable at December 31, 2010	3,620,689	$19.95	$29.1	3.25

The aggregate intrinsic value of options exercised for the years ended December 31, 2010, 2011 and 2012 was $7.1 million, $29.2 million and $31.4 million, respectively.

The following table summarizes information regarding options outstanding at December 31, 2012:

	Options Outstanding		Weighted- Average Remaining Contractual Life (in years)	Options Exercisable
Range of Exercise Price	Number of Options Outstanding	Weighted- Average Exercise Price		Number of Options Exercisable	Weighted- Average Exercise Price
$0.00 – $4.64	17,687	$4.64	0.82	17,687	$4.64
$4.65 – $6.43	28,563	6.32	1.28	28,563	6.32
$6.44 – $10.29	7,140	9.12	4.60	3,600	8.47
$10.30 – $15.39	234,115	15.31	5.92	201,346	15.38
$15.40 – $22.82	912,039	21.71	7.13	363,197	22.39
$22.83 – $27.85	1,596,497	26.36	7.44	699,793	26.36
$27.86 – $31.36	174,684	30.18	4.15	119,865	30.19
$31.37 – $34.84	325,315	32.92	6.26	139,814	32.90

	3,296,040	$24.81	6.86	1,573,865	$24.26

Restricted Stock

The following table summarizes the Company’s non-vested restricted stock activity:

	Shares	Weighted- Average Grant Date Fair Value	Aggregate Intrinsic Value (in millions)
Outstanding at December 31, 2009	353,157	$22.64
Restricted stock granted	330,890	23.18
Restricted stock vested	(85,619)	24.76
Restricted stock forfeited	(63,838)	22.60

Outstanding at December 31, 2010	534,590	22.82
Restricted stock granted	402,670	27.04
Restricted stock vested	(185,433)	26.20
Restricted stock forfeited	(106,832)	24.80

Outstanding at December 31, 2011	644,995	24.16
Restricted stock granted	—	—
Restricted stock vested	(230,435)	23.98
Restricted stock forfeited	(109,170)	24.44

Outstanding at December 31, 2012	305,390	$24.20	$12.8

The total aggregate intrinsic value of restricted stock vested during the years ended December 31, 2010, 2011 and 2012 was approximately $2.0 million, $5.3 million and $8.4 million, respectively. During the years ended December 31, 2010, 2011 and 2012, the Company repurchased 26,720, 62,583 and 82,910 shares of common stock, respectively, for an aggregate purchase price of $0.6 million, $1.6 million and $3.0 million, respectively, pursuant to the participants’ rights under the Company’s stock incentive plans to elect to use common stock to satisfy their tax withholding obligations.

Performance Vested Restricted Stock Units

During the years ended 2010 and 2011, the Company granted 266,580 and 234,112 and PVRSUs, respectively, to certain employees with an aggregate fair value of $6.1 million, and $6.2 million, respectively. The vesting of these stock awards is contingent upon the Company achieving specified financial targets at the end of the specified performance period and an employee’s continued employment through the vesting period. The level of achievement of the performance conditions affects the number of shares that will ultimately be issued. The range of possible stock-based award vesting is between 0% and 150% of the initial target. Compensation expense related to these awards is recognized over the requisite service period based on the Company’s estimate of the achievement of the performance target and vesting period. As of December 31, 2011, the level of achievement of the performance target awards for PVRSUs granted during 2010 and 2011 was 116% and 134%, respectively.

During the year ended December 31, 2012, the Company awarded 2,284,570 PVRSUs, of which 602,175 PVRSUs were granted with an aggregate fair value of $21.9 million. For executive management, the awarded PVRSUs are subject to five one-year performance periods, the first of which begins on January 1, 2012 and ends December 31, 2012 and the last of which begins on January 1, 2016 and ends on December 31, 2016. Each executive is eligible to earn up to 150% of one-fifth of the award with respect to each annual performance period subject to the achievement of the respective performance goals for each one-year performance period. For non-executive management, the PVRSUs awarded are subject to three one-year performance periods, the first of which begins on January 1, 2012 and ends December 31, 2012 and the last of which begins on January 1, 2014 and ends on December 31, 2014. Each non-executive is eligible to earn up to 150% of one-third of the award with respect to each annual performance period subject to the achievement of the respective performance goals for each one-year performance period. For both executive and non-executive management, the performance goal for the performance period from January 1, 2012 through December 31, 2012 will be based on: (i) Non-NPAC Revenue, (ii) Total Revenue, and (iii) Adjusted Net Income. The performance goals for the future one-year performance periods will consist of financial measures, weights and payouts to be established no later than 90 days after the beginning of each such period.

Subject to each participant’s continued service and to certain other terms and conditions, the portion of the award, if any, earned (a) by executive management with respect to the first three performance periods will vest on January 1, 2015 and the portion of the award, if any, earned with respect to the final two performance periods will vest on January 1, 2016 and January 1, 2017, respectively; and (b) by non-executive management with respect to all three performance periods will vest 75% of the earned amount on the first business day of 2015, and the remaining 25% of the earned amount on the first business day of 2016. Compensation expense related to these awards is recognized over the requisite service period based on the Company’s estimate of the achievement of the performance target and vesting period. As of December 31, 2012, the level of achievement of the performance target awards for PVRSUs granted during 2012 was 129%.

During 2012, the Company revised its estimate of achievement of the performance target related to the PVRSUs granted during 2012 from 100% of target to 130% of target and further revised its estimate of achievement in the fourth quarter of 2012 to 129% of target. These changes in estimates did not have a material impact on the Company’s income from continuing operations and the earnings per diluted share from continuing operations, respectively, for the year ended December 31, 2012.

The fair value of a PVRSU is measured by reference to the closing market price of the Company’s common stock on the date of the grant. Compensation expense is recognized on a straight-line basis over the requisite service period based on the number of PVRSUs expected to vest.

The following table summarizes the Company’s non-vested PVRSU activity:

	Shares	Weighted- Average Grant Date Fair Value	Aggregate Intrinsic Value (in millions)
Non-vested December 31, 2009	839,786	$21.17
Granted	266,580	22.84
Vested	(6,000)	29.32
Forfeited	(259,443)	28.01

Non-vested December 31, 2010	840,923	19.53
Granted	234,112	26.45
Vested	—	—
Forfeited	(240,660)	24.74

Non-vested December 31, 2011	834,375	19.97
Granted	602,175	36.34
Vested	(582,281)	15.58
Forfeited	(95,149)	27.88

Non-vested December 31, 2012	759,120	$35.34	$31.8

The total aggregate intrinsic value of PVRSUs vested during the years ended December 31, 2010 and 2012 was approximately $0.2 million and $19.9 million, respectively. During the years ended December 31, 2010 and 2012, the Company repurchased 2,129 and 210,664 shares of common stock, respectively, for an aggregate purchase price of $0.1 million and $7.2 million, respectively, pursuant to the participants’ rights under the Plans to elect to use common stock to satisfy their tax withholding obligations. No PVRSUs vested in the year ended December 31, 2011.

Restricted Stock Units

The following table summarizes the Company’s restricted stock units activity:

	Shares	Weighted- Average Grant Date Fair Value	Aggregate Intrinsic Value (in millions)
Outstanding at December 31, 2009	163,111	$25.13
Granted	68,754	21.31
Vested	—	—
Forfeited	—	—

Outstanding at December 31, 2010	231,865	23.99
Granted	46,933	26.64
Vested	(29,110)	24.39
Forfeited	(750)	25.84

Outstanding at December 31, 2011	248,938	24.44
Granted	731,878	36.12
Vested	(26,426)	26.46
Forfeited	(31,840)	37.27

Outstanding at December 31, 2012	922,550	$33.20	$38.7

During the year ended December 31, 2012, the Company granted 731,878 restricted stock units to certain employees with an aggregate fair value of $26.4 million. Restricted stock units granted to executive management will vest annually in five equal installments beginning on January 1, 2013. Restricted stock units granted to non-executive management will vest annually in four equal installments beginning on the first business day in 2013.

The restricted stock units previously issued to non-management directors of the Company’s Board of Directors will fully vest on the earlier of the first anniversary of the date of grant or the day preceding the date in the following calendar year on which the Company’s annual meeting of stockholders is held. Upon vesting of restricted stock units granted prior to 2011, each director’s restricted stock units will automatically be converted into deferred stock units, and will be delivered to the director in shares of the Company’s stock six months following the director’s termination of board service. Upon vesting of restricted stock units that were granted in 2011 and subsequent periods, each director’s restricted stock units will automatically be converted into deferred stock units and will be delivered to the director in shares of the Company’s stock six months following the director’s termination of board service unless a director elected near-term delivery, in which case the vested restricted stock units will be delivered on August 15 in the year following the initial grant.

Share Repurchase Programs

Modified Dutch Auction Tender Offer

On November 3, 2011, the Company announced the commencement of a modified Dutch auction tender offer to purchase up to $250 million of its Class A common stock. A modified Dutch auction tender offer allows stockholders to indicate how many shares and at what price they wish to tender their shares within a specified share price range. Based on the number of shares tendered and the prices specified by the tendering stockholders, the Company determined the lowest price per share within the range that allowed it to purchase $250 million in value of its Class A common shares. The tender offer expired on December 2, 2011. A total of 7,246,376 shares of the Company’s Class A common stock were repurchased at a price of $34.50 per share, for an aggregate cost of approximately $250 million, excluding fees and expenses relating to the tender offer. All repurchased shares were accounted for as treasury shares. During the fourth quarter of 2011, the Company recorded expense of $2.4 million in its consolidated statements of operations attributed to this share repurchase plan.

2010 Share Repurchase Plan

The Company announced on July 28, 2010 that its Board of Directors had authorized a three-year program under which the Company may acquire up to $300 million of its outstanding Class A common shares. Share repurchases under this program may be made through a Rule 10b5-1 plan, open market purchases, privately negotiated transactions or otherwise as market conditions warrant, at prices the Company deems appropriate, and subject to applicable legal requirements and other factors. This Rule 10b5-1 plan was terminated on November 3, 2011 upon the commencement of the Company’s modified Dutch auction tender offer. On March 14, 2012, the Company announced the resumption of its three-year share repurchase program. During the years ended December 31, 2010, 2011 and 2012, the Company repurchased 1.7 million shares, 2.8 million shares and 2.7 million shares, respectively, at an average price of $24.21, $26.22 and $36.56 respectively, for an aggregate purchase price of approximately $40.4 million, $74.3 million and $98.0 million, respectively. All repurchased shares were accounted for as treasury shares. The 2010 share repurchase program will expire in July 2013.

BASIC AND DILUTED NET INCOME PER COMMON SHARE	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
BASIC AND DILUTED NET INCOME PER COMMON SHARE
8.	BASIC AND DILUTED NET INCOME PER COMMON SHARE

The following table provides a reconciliation of the numerators and denominators used in computing basic and diluted net income per common share (in thousands, except per share data):

	Three Months Ended
	March 31,
	2012	2013
Computation of basic net income per common share:
Net income	$33,962	$33,764

Weighted average common shares and participating securities outstanding – basic	67,205	66,184

Basic net income per common share	$0.51	$0.51

Computation of diluted net income per common share:
Weighted average common shares and participating securities outstanding – basic	67,205	66,184
Effect of dilutive securities:
Stock-based awards	1,273	1,430

Weighted average common shares outstanding – diluted	68,478	67,614

Diluted net income per common share	$0.50	$0.50

Diluted net income per common share reflects the potential dilution of common stock equivalents such as options and warrants, to the extent the impact is dilutive. Stock-based awards to purchase an aggregate of 485,906 and 808 shares were excluded from the calculation of the denominator for diluted net income per common share for the three months ended March 31, 2012 and 2013, respectively, due to their anti-dilutive effects.

15.    BASIC AND DILUTED NET INCOME PER COMMON SHARE

The following table provides a reconciliation of the numerators and denominators used in computing basic and diluted net income per common share (in thousands, except per share data):

	Year Ended December 31,
	2010	2011	2012
Computation of basic net income (loss) per common share:
Income from continuing operations	$124,028	$123,574	$156,087
(Loss) income from discontinued operations, net of tax	(17,819)	37,249	—

Net income	$106,209	$160,823	$156,087

Weighted average common shares and participating securities outstanding — basic	74,555	72,974	66,737

Basic net income (loss) per common share from:
Continuing operations	$1.66	$1.69	$2.34
Discontinued operations	(0.24)	0.51	—

Basic net income per common share	$1.42	$2.20	$2.34

Computation of diluted net income (loss) per common share:
Weighted average common shares and participating securities outstanding — basic	74,555	72,974	66,737
Effect of dilutive securities:
Stock-based awards	1,510	1,522	1,219

Weighted average common shares outstanding — diluted	76,065	74,496	67,956

Diluted net income (loss) per common share from:
Continuing operations	$1.63	$1.66	$2.30
Discontinued operations	(0.23)	0.50	—

Diluted net income per common share	$1.40	$2.16	$2.30

Diluted net income per common share reflects the potential dilution of common stock equivalents such as options and warrants, to the extent the impact is dilutive. The Company used income from continuing operations as the control number in determining whether potential common shares were dilutive or anti-dilutive. The same number of potential common shares used in computing the diluted per-share amount from continuing operations was also used in computing the diluted per-share amounts from discontinued operations even if those amounts were anti-dilutive.

Common stock options to purchase an aggregate of 4,155,395, 4,124,861 and 486,150 shares were excluded from the calculation of the denominator for diluted net income per common share due to their anti-dilutive effect for the years ended December 31, 2010, 2011, and 2012, respectively.

ACCUMULATED OTHER COMPREHENSIVE INCOME	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
ACCUMULATED OTHER COMPREHENSIVE INCOME
9.	ACCUMULATED OTHER COMPREHENSIVE INCOME

The following table provides a reconciliation of the changes in accumulated other comprehensive income, net of tax, by component (in thousands):

	Unrealized Gains and Losses on Investments	Foreign Currency Translation Adjustment	Total
Balance at December 31, 2012	$142	$(909)	$(767)
Other comprehensive income (loss) before reclassifications	(65)	34	(31)
Amounts reclassified from accumulated other comprehensive income (loss)	—	—	—

Net current-period other comprehensive income	(65)	34	(31)

Balance at March 31, 2013	$77	$(875)	$(798)

16.    ACCUMULATED OTHER COMPREHENSIVE INCOME

The following table provides a reconciliation of the changes in accumulated other comprehensive income, net of tax, by component (in thousands):

	Gains and Losses on Investments	Currency Translation Adjustment	Total
Balance at December 31, 2009	$124	$(587)	$(463)
Other comprehensive income (loss)	277	42	319

Balance at December 31, 2010	401	(545)	(144)
Other comprehensive income (loss)	(451)	(163)	(614)

Balance at December 31, 2011	(50)	(708)	(758)
Other comprehensive income (loss)	192	(201)	(9)

Balance at December 31, 2012	$142	$(909)	$(767)

SEGMENT INFORMATION	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
SEGMENT INFORMATION
12.	SEGMENT INFORMATION

The Company has three operating segments, reflective of the manner in which the chief operating decision maker (CODM) allocates resources and assesses performance: Carrier Services, Enterprise Services, and Information Services. The Company’s operating segments are the same as its reportable segments.

The Company’s Carrier Services operating segment provides services that ensure the seamless connection of its carrier customers’ numerous networks, while also enhancing the capabilities and performance of their customer’s infrastructure. The Company enables its carrier customers to use, exchange and share critical resources, such as telephone numbers, to facilitate order management and work flow processing among carriers, and allows operators to manage and optimize the addressing and routing of IP communications.

The Company’s Enterprise Services operating segment provides services to its enterprise customers to meet their respective directory-related needs, as well as Internet infrastructure services. The Company is the authoritative provider of essential registry services and manages directories of similar resources, or addresses, that its customers use for reliable, fair and secure access and connectivity. The Company provides a suite of DNS services to its enterprise customers built on a global directory platform. The Company manages a collection of directories that maintain addresses in order to direct, prioritize and manage Internet traffic, and to find and resolve Internet queries and top-level domains. The Company’s services monitor and load-test websites to help identify issues and optimize performance. In addition, the Company provides fixed IP geolocation services that help enterprises identify the location of their consumers used in a variety of purposes, including fraud prevention and marketing. Additionally, the Company provides directory services for the 5- and 6-digit number strings used for all U.S. Common Short Codes, which is part of the short messaging service relied upon by the U.S. wireless industry.

The Company’s Information Services segment provides a broad portfolio of real-time information and analytics services that enable clients to identify, verify and score their customers and prospective customers, or prospects, to deliver customized responses to a large number of consumer-initiated queries. As an example, the Company provides marketers with the ability to tailor offers made to consumers over the telephone or on the Internet in real time. The Company is one of the largest non-carrier providers of Caller ID services, and provides a comprehensive market analytics platform that enables clients to segment and score customers and prospects for real-time interactive marketing initiatives. Additionally, the Company’s business listings identity management service provides local businesses and local search platforms with a single, trusted source of verified business listings for local searches. The Company’s online audience solution enables online advertisers to display relevant advertisements to specific audiences, increasing the effectiveness of online advertising and delivering a more useful online experience for consumers using a database and targeting system that protect a consumer’s privacy.

The Company reports segment information based on the “management” approach which relies on the internal performance measures used by the CODM to assess the performance of each operating segment in a given period. In connection with that assessment, the CODM reviews revenues and segment contribution, which excludes certain unallocated costs within the following expense classifications: cost of revenue, sales and marketing, research and development and general and administrative. Depreciation and amortization and restructuring charges are also excluded from segment contribution.

Information for the three months ended March 31, 2012 and 2013 regarding the Company’s reportable segments was as follows (in thousands):

	Three Months Ended
	March 31,
	2012	2013
Revenue:
Carrier Services	$124,373	$132,171
Enterprise Services	39,485	44,779
Information Services	35,724	39,466

Total revenue	$199,582	$216,416

Segment contribution:
Carrier Services	$108,446	$114,394
Enterprise Services	16,731	20,903
Information Services	18,014	17,768

Total segment contribution	143,191	153,065

Indirect operating expenses:
Cost of revenue (excluding depreciation and amortization shown separately below)	24,269	25,161
Sales and marketing	5,730	6,835
Research and development	4,860	4,284
General and administrative	20,718	21,292
Depreciation and amortization	22,706	24,665
Restructuring charges	522	2

Income from operations	$64,386	$70,826

Assets are not tracked by segment and the CODM does not evaluate segment performance based on asset utilization.

Enterprise-Wide Disclosures

Geographic area revenues and service offering revenues from external customers for the three months ended March 31, 2012 and 2013, and geographic area long-lived assets as of December 31, 2012 and March 31, 2013 are as follows (in thousands):

	Three Months Ended
	March 31,
	2012	2013
Revenues by geographical areas:
North America	$189,348	$205,062
Europe and Middle East	6,293	7,182
Other regions	3,941	4,172

Total revenues	$199,582	$216,416

Revenues by service offerings:
Carrier Services:
Numbering Services	$110,489	$118,140
Order Management Services	10,910	9,802
IP Services	2,974	4,229

Total Carrier Services	124,373	132,171
Enterprise Services:
Internet Infrastructure Services	21,723	23,797
Registry Services	17,762	20,982

Total Enterprise Services	39,485	44,779
Information Services:
Identification Services	22,719	22,696
Verification & Analytics Services	8,236	11,361
Local Search & Licensed Data Services	4,769	5,409

Total Information Services	35,724	39,466

Total revenues	$199,582	$216,416

	December 31, 2012	March 31, 2013
Long-lived assets, net
North America	$406,973	$389,813
Central America	16	13
Europe and Middle East	10	11
Other regions	1	1

Total long-lived assets, net	$407,000	$389,838

17.    SEGMENT INFORMATION

The Company has three operating segments, reflective of the manner in which the CODM allocates resources and assesses performance: Carrier Services, Enterprise Services, and Information Services. On November 8, 2011, the Company completed its acquisition of TARGUSinfo and introduced its new Information Services operating segment. The Company’s operating segments are the same as its reportable segments.

During the second quarter of 2011, the Company ceased operations of its Converged Messaging Services business and the results of operations of this business have been reclassified as discontinued operations in the Company’s consolidated statements of operations for each of the periods presented (see Note 3).

The Company’s Carrier Services operating segment provides services that ensure the seamless connection of its carrier customers’ numerous networks, while also enhancing the capabilities and performance of their customer’s infrastructure. The Company enables its carrier customers to use, exchange and share critical resources, such as telephone numbers, to facilitate order management and work flow processing among carriers, and allows operators to manage and optimize the addressing and routing of IP communications.

The Company’s Enterprise Services operating segment provides services to its enterprise customers to meet their respective directory-related needs, as well as Internet infrastructure services. The Company is the authoritative provider of essential registry services and manages directories of similar resources, or addresses, that its customers use for reliable, fair and secure access and connectivity. The Company provides a suite of DNS services to its enterprise customers built on a global directory platform. The Company manages a collection of directories that maintain addresses in order to direct, prioritize and manage Internet traffic, and to find and resolve Internet queries and top-level domains. The Company’s services monitor and load-test websites to help identify issues and optimize performance. In addition, the Company provides fixed IP geolocation services that help enterprises identify the location of their consumers used in a variety of purposes, including fraud prevention and marketing. Additionally, the Company provides directory services for the 5- and 6-digit number strings used for all U.S. Common Short Codes, which is part of the short messaging service relied upon by the U.S. wireless industry.

The Company’s Information Services segment provides a broad portfolio of real-time information and analytics services that enable clients to identify, verify and score their customers and prospective customers, or prospects, to deliver customized responses to a large number of consumer-initiated queries. As an example, the Company provides marketers with the ability to tailor offers made to consumers over the telephone or on the Internet in real time. The Company is one of the largest non-carrier providers of Caller ID services, and provides a comprehensive market analytics platform that enables clients to segment and score customers and prospects for real-time interactive marketing initiatives. Additionally, the Company’s business listings identity management service provides local businesses and local search platforms with a single, trusted source of verified business listings for local searches. The Company’s online audience solution enables online advertisers to display relevant advertisements to specific audiences, increasing the effectiveness of online advertising and delivering a more useful online experience for consumers using a database and targeting system that protect a consumer’s privacy.

The Company reports segment information based on the “management” approach which relies on the internal performance measures used by the CODM to assess the performance of each operating segment in a given period. In connection with that assessment, the CODM reviews revenues and segment contribution, which excludes certain unallocated costs within the following expense classifications: cost of revenue, sales and marketing, research and development and general and administrative. Depreciation and amortization and restructuring charges are also excluded from segment contribution.

The Company’s historical Carrier Services segment disclosures have been recast for comparative purpose to exclude the discontinued operations of its Converged Messaging Services business. Information for the years ended December 31, 2010, 2011, and 2012 regarding the Company’s reportable segments from continuing operations was as follows (in thousands):

	Year Ended December 31,
	2010	2011	2012
Revenue:
Carrier Services	$391,762	$447,894	$502,085
Enterprise Services	129,104	151,390	170,440
Information Services	—	21,171	158,863

Total revenue	$520,866	$620,455	$831,388

Segment contribution:
Carrier Services	$352,317	$391,000	$438,213
Enterprise Services	59,284	65,080	73,466
Information Services	—	12,583	77,291

Total segment contribution	411,601	468,663	588,970

Indirect operating expenses:
Cost of revenue (excluding depreciation and amortization shown separately below)	75,690	83,990	98,777
Sales and marketing	16,345	17,340	23,632
Research and development	11,871	16,234	16,644
General and administrative	63,750	92,317	79,814
Depreciation and amortization	32,861	46,209	92,955
Restructuring charges	5,361	3,549	489

Consolidated income from operations	$205,723	$209,024	$276,659

Assets are not tracked by segment and the CODM does not evaluate segment performance based on asset utilization.

Enterprise-Wide Disclosures

Geographic area revenues and service offering revenues from external customers for the years ended December 31, 2010, 2011 and 2012, and geographic area long-lived assets as of December 31, 2011 and 2012 are as follows (in thousands):

	Year Ended December 31,
	2010	2011	2012
Revenues by geographical areas:
North America	$489,770	$581,914	$787,520
Europe and Middle East	17,057	24,443	27,518
Other regions	14,039	14,098	16,350

Total revenues	$520,866	$620,455	$831,388

Revenues by service offerings:
Carrier Services:
Numbering Services	$361,813	$397,973	$444,615
Order Management Services	19,815	35,804	41,552
IP Services	10,134	14,117	15,918

Total Carrier Services	391,762	447,894	502,085

Enterprise Services:
Internet Infrastructure Services	69,113	82,987	90,771
Registry Services	59,991	68,403	79,669

Total Enterprise Services	129,104	151,390	170,440

Information Services:
Identification Services	—	13,873	93,202
Verification & Analytics Services	—	4,465	45,457
Local Search & Licensed Data Services	—	2,833	20,204

Total Information Services	—	21,171	158,863

Total revenues	$520,866	$620,455	$831,388

		December 31,
		2011	2012
Long-lived assets, net
North America		$438,799	$406,973
Central America		45	16
Europe and Middle East		25	10
Other regions		1	1

Total long-lived assets, net		$438,870	$407,000

EMPLOYEE BENEFIT PLANS	12 Months Ended
Dec. 31, 2012
EMPLOYEE BENEFIT PLANS

18.    EMPLOYEE BENEFIT PLANS

The Company has a 401(k) Profit-Sharing Plan for the benefit of all employees who meet certain eligibility requirements. This plan covers substantially all of the Company’s full-time employees. The Company makes matching and other discretionary contributions under this plan, as determined by the Board of Directors. The Company recognized contribution expense totaling $4.2 million, $5.0 million and $6.8 million for the years ended December 31, 2010, 2011 and 2012 respectively.

In June 2008, the Company established the NeuStar, Inc. Deferred Compensation Plan. The Deferred Compensation Plan allows directors and key employees to defer a portion of their salary and up to 100% of their bonus, commissions, incentive awards, directors’ fees, and certain equity-based cash compensation, as applicable. The assets of the Deferred Compensation Plan are held in a Rabbi Trust, and are therefore available to satisfy the claims of creditors in the event of bankruptcy or insolvency of the Company. The assets of the Rabbi Trust are invested in marketable securities and reported at fair value. Changes in the fair value of the securities are reflected in accumulated other comprehensive loss. The assets of the Rabbi Trust are recorded within other assets on the consolidated balance sheets. As of December 31, 2011 and 2012, the assets held in the Rabbi Trust were approximately $4.0 million and $4.5 million, respectively. As of December 31, 2011 and 2012, the Company’s unrealized gain was approximately $16,000 and $234,000, respectively, attributable to the securities held in the Rabbi Trust.

The Deferred Compensation Plan participants make investment allocation decisions on amounts deferred under the Deferred Compensation Plan solely for the purpose of adjusting the value of a participant’s account balance. The participant does not have a real or beneficial ownership interest in any securities held in the Rabbi Trust. Obligations to pay benefits under the Deferred Compensation Plan are reported at fair value as deferred compensation in other long-term liabilities. As of December 31, 2011 and 2012, the deferred compensation obligation related to the Deferred Compensation Plan was approximately $4.0 million and $3.9 million, respectively. Changes in the fair value of the deferred compensation obligation are reflected in deferred compensation expense. The Company recognized losses of $0.3 million, $0.4 million and $0.4 million in compensation expense for changes in the fair value of the deferred compensation obligation during the years ended December 31, 2010, 2011 and 2012, respectively.

QUARTERLY FINANCIAL INFORMATION (UNAUDITED)	12 Months Ended
Dec. 31, 2012
QUARTERLY FINANCIAL INFORMATION (UNAUDITED)

19. QUARTERLY FINANCIAL INFORMATION (UNAUDITED)

The following is unaudited quarterly financial information for the two year period ended December 31, 2012. In management’s opinion, the unaudited financial information has been prepared on the same basis as the audited information and includes all adjustments (consisting only of normal recurring adjustments) necessary for fair presentation of the quarterly financial information presented.

	Quarter Ended
	Mar. 31, 2011	Jun. 30, 2011	Sep. 30, 2011	Dec. 31, 2011
	(in thousands, except per share data)
Summary consolidated statement of operations:
Total revenue	$146,095	$147,683	$152,497	$174,180
Income from operations	56,315	55,235	58,075	39,399
Income from continuing operations	33,465	33,616	37,773	18,720
Income (loss) from discontinued operations	38,510	(1,261)	—	—
Net income	71,975	32,355	37,773	18,720
Basic net income (loss) per common share from:
Continuing operations	$0.45	$0.46	$0.52	$0.26
Discontinued operations	0.52	(0.02)	—	—

Basic net income per common share	$0.97	$0.44	$0.52	$0.26

Diluted net income (loss) per common share from:
Continuing operations	$0.45	$0.45	$0.51	$0.26
Discontinued operations	0.51	(0.02)	—	—

Diluted net income per common share	$0.96	$0.43	$0.51	$0.26

	Quarter Ended
	Mar. 31, 2012	Jun. 30, 2012	Sep. 30, 2012	Dec. 31, 2012
	(in thousands, except per share data)
Summary consolidated statement of operations:
Total revenue	$199,582	$206,462	$211,172	$214,172
Income from operations	64,386	68,360	74,625	69,288
Income from continuing operations	33,962	38,592	45,753	37,780
Income (loss) from discontinued operations	—	—	—	—
Net income	33,962	38,592	45,753	37,780
Basic net income per common share from:
Continuing operations	$0.51	$0.58	$0.69	$0.57
Discontinued operations	—	—	—	—

Basic net income per common share	$0.51	$0.58	$0.69	$0.57

Diluted net income per common share from:
Continuing operations	$0.50	$0.57	$0.68	$0.56
Discontinued operations	—	—	—	—

Diluted net income per common share	$0.50	$0.57	$0.68	$0.56

SUPPLEMENTAL GUARANTOR INFORMATION	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
SUPPLEMENTAL GUARANTOR INFORMATION

13.     SUPPLEMENTAL GUARANTOR INFORMATION

The following schedules present condensed consolidating financial information of the Company as of December 31, 2012 and March 31, 2013 and for the three months ended March 31, 2012 and 2013 for (a) Neustar, Inc., the parent company; (b) certain wholly-owned domestic subsidiaries (collectively, the Subsidiary Guarantors); and (c) certain wholly-owned domestic and foreign subsidiaries of the Company (collectively, the Non-Guarantor Subsidiaries). Investments in subsidiaries are accounted for using the equity method; accordingly, entries necessary to consolidate the parent company and all of the guarantor and non-guarantor subsidiaries are reflected in the eliminations column. Intercompany amounts that will not be settled between entities are treated as contributions or distributions for purposes of these consolidated financial statements. The guarantees, as outlined in Note 6, are full and unconditional and joint and several.

CONDENSED CONSOLIDATED BALANCE SHEET

DECEMBER 31, 2012

(in thousands)

	NeuStar,Inc.	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated

ASSETS
Current assets:
Cash and cash equivalents	$330,849	$5,372	$4,034	$—	$340,255
Restricted cash	1,481	845	217	—	2,543
Short-term investments	3,666	—	—	—	3,666
Accounts receivable, net	75,849	54,599	1,357	—	131,805
Unbilled receivables	1,221	5,030	121	—	6,372
Notes receivable	2,740	—	—	—	2,740
Prepaid expenses and other current assets	14,306	3,057	344	—	17,707
Deferred costs	6,989	296	94	—	7,379
Income taxes receivable	7,043	—	—	(447)	6,596
Deferred tax assets	3,278	4,020	—	(605)	6,693
Intercompany receivable	16,856	—	—	(16,856)	—

Total current assets	464,278	73,219	6,167	(17,908)	525,756

Property and equipment, net	92,183	26,303	27	—	118,513
Goodwill	80,911	467,538	23,729	—	572,178
Intangible assets, net	18,025	270,462	—	—	288,487
Notes receivable, long-term	1,008	—	—	—	1,008
Deferred costs, long-term	390	312	—	—	702
Net investments in subsidiaries	703,394	—	—	(703,394)	—
Deferred tax assets, long-term	—	—	710	(710)	—
Other assets, long-term	19,834	236	10	—	20,080

Total assets	$1,380,023	$838,070	$30,643	$(722,012)	$1,526,724

LIABILITIES AND STOCKHOLDERS’ EQUITY
Current liabilities:
Accounts payable	$6,117	$2,819	$333	$—	$9,269
Accrued expenses	65,956	17,382	2,086	—	85,424
Income taxes payable	—	—	447	(447)	—
Deferred revenue	29,031	18,473	1,566	—	49,070
Notes payable	8,125	—	—	—	8,125
Capital lease obligations	1,686	—	—	—	1,686
Deferred tax liabilities	—	—	605	(605)	—
Other liabilities	2,288	1,432	136		3,856
Intercompany payable	—	115	16,741	(16,856)	—

Total current liabilities	113,203	40,221	21,914	(17,908)	157,430

Deferred revenue, long-term	9,234	688	—	—	9,922
Notes payable, long-term	576,688	—	—	—	576,688
Capital lease obligations, long-term	817	—	—	—	817
Deferred tax liabilities, long-term	17,448	97,392	—	(710)	114,130
Other liabilities, long-term	14,772	6,357	—	—	21,129

Total liabilities	732,162	144,658	21,914	(18,618)	880,116
Total stockholders’ equity	647,861	693,412	8,729	(703,394)	646,608

Total liabilities and stockholders’ equity	$1,380,023	$838,070	$30,643	$(722,012)	$1,526,724

CONDENSED CONSOLIDATED BALANCE SHEET

MARCH 31, 2013

(in thousands)

	NeuStar, Inc.	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated

ASSETS
Current assets:
Cash and cash equivalents	$372,074	$817	$3,784	$—	$376,675
Restricted cash	1,481	845	223	—	2,549
Short-term investments	1,564	—	—	—	1,564
Accounts receivable, net	89,160	53,274	1,885	—	144,319
Unbilled receivables	1,200	5,240	172	—	6,612
Notes receivable	2,619	—	—	—	2,619
Prepaid expenses and other current assets	15,528	4,362	454	—	20,344
Deferred costs	6,916	280	95	—	7,291
Deferred tax assets	4,945	3,716	—	(164)	8,497
Intercompany receivable	12,714	—	—	(12,714)	—

Total current assets	508,201	68,534	6,613	(12,878)	570,470

Property and equipment, net	90,071	23,627	25	—	113,723
Goodwill	80,911	467,539	23,728	—	572,178
Intangible assets, net	17,413	258,702	—	—	276,115
Notes receivable, long-term	406	—	—	—	406
Deferred costs, long-term	340	260	—	—	600
Net investments in subsidiaries	704,039	—	—	(704,039)	—
Deferred tax assets, long-term	—	—	2,115	(2,115)	—
Other assets, long-term	26,813	158	8	—	26,979

Total assets	$1,428,194	$818,820	$32,489	$(719,032)	$1,560,471

LIABILITIES AND STOCKHOLDERS’ EQUITY
Current liabilities:
Accounts payable	$1,998	$554	$374	$—	$2,926
Accrued expenses	46,635	11,825	1,307	—	59,767
Income taxes payable	5,026	630	511	—	6,167
Deferred revenue	28,925	18,201	1,261	—	48,387
Notes payable	7,971	—	—	—	7,971
Capital lease obligations	1,105	—	—	—	1,105
Deferred tax liabilities	—	—	164	(164)	—
Other liabilities	1,555	1,245	44	—	2,844
Intercompany payable	—	—	12,714	(12,714)	—

Total current liabilities	93,215	32,455	16,375	(12,878)	129,167

Deferred revenue, long-term	9,291	770	—	—	10,061
Notes payable, long-term	614,271	—	—	—	614,271
Capital lease obligations, long-term	422	—	—	—	422
Deferred tax liabilities, long-term	27,067	92,535	—	(2,115)	117,487
Other liabilities, long-term	15,326	6,266	—	—	21,592

Total liabilities	759,592	132,026	16,375	(14,993)	893,000
Total stockholders’ equity	668,602	686,794	16,114	(704,039)	667,471

Total liabilities and stockholders’ equity	$1,428,194	$818,820	$32,489	$(719,032)	$1,560,471

CONDENSED CONSOLIDATED STATEMENT OF OPERATIONS

THREE MONTHS ENDED MARCH 31, 2012

(in thousands)

	NeuStar, Inc.	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Revenue:	$140,800	$56,815	$2,721	$(754)	$199,582

Operating expense:
Cost of revenue (excluding depreciation and amortization shown separately below)	35,679	7,356	2,342	(479)	44,898
Sales and marketing	17,470	19,855	1,179	(151)	38,353
Research and development	4,383	3,162	179	—	7,724
General and administrative	17,540	3,909	(332)	(124)	20,993
Depreciation and amortization	8,231	14,460	15	—	22,706
Restructuring charges (recoveries)	656	—	(134)	—	522

	83,959	48,742	3,249	(754)	135,196

Income (loss) from operations	56,841	8,073	(528)	—	64,386
Other (expense) income:
Interest and other expense	(8,447)	30	224	—	(8,193)
Interest and other income	264	16	(51)	—	229

Income (loss) before income taxes and equity income (loss) in consolidated subsidiaries	48,658	8,119	(355)	—	56,422
Provision for income taxes	19,313	2,790	357	—	22,460

Income (loss) before equity income (loss) in consolidated subsidiaries	29,345	5,329	(712)	—	33,962
Equity income (loss) in consolidated subsidiaries	4,617	(304)	—	(4,313)	—

Net income (loss)	$33,962	$5,025	$(712)	$(4,313)	$33,962

Comprehensive income (loss)	$33,947	$5,025	$(916)	$(4,313)	$33,743

CONDENSED CONSOLIDATED STATEMENT OF OPERATIONS

THREE MONTHS ENDED MARCH 31, 2013

(in thousands)

	NeuStar, Inc.	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated

Revenue:	$152,164	$62,136	$3,069	$(953)	$216,416

Operating expense:
Cost of revenue (excluding depreciation and amortization shown separately below)	40,421	9,214	428	(766)	49,297
Sales and marketing	18,032	23,042	1,212	(26)	42,260
Research and development	4,026	3,458	—	—	7,484
General and administrative	19,556	1,946	541	(161)	21,882
Depreciation and amortization	9,882	14,776	7	—	24,665
Restructuring charges	2	—	—	—	2

	91,919	52,436	2,188	(953)	145,590

Income from operations	60,245	9,700	881	—	70,826
Other (expense) income:
Interest and other expense	(17,558)	5	(9)	—	(17,562)
Interest and other income	136	1	4	—	141

Income before income taxes and equity income in consolidated subsidiaries	42,823	9,706	876	—	53,405
Provision for income taxes	14,938	4,538	165	—	19,641

Income before equity income in consolidated subsidiaries	27,885	5,168	711	—	33,764
Equity income in consolidated subsidiaries	5,878	312	—	(6,190)	—

Net income	$33,763	$5,480	$711	$(6,190)	$33,764

Comprehensive income	$33,694	$5,480	$749	$(6,190)	$33,733

CONDENSED CONSOLIDATED STATEMENT OF CASH FLOWS

THREE MONTHS ENDED MARCH 31, 2012

(in thousands)

	NeuStar, Inc.	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated

Net cash provided by operating activities	$71,423	$6,860	$2,531	$(20,786)	$60,028
Investing activities:
Purchases of property and equipment	(7,794)	(1,853)	—	—	(9,647)
Sales and maturities of investments	1,403	—	—	—	1,403

Net cash used in investing activities	(6,391)	(1,853)	—	—	(8,244)
Financing activities:
Increase of restricted cash	—	—	(7)	—	(7)
Payments under notes payable obligations	(1,500)	—	—	—	(1,500)
Principal repayments on capital lease obligations	(900)	—	—	—	(900)
Proceeds from exercise of common stock options	32,084	—	—	—	32,084
Excess tax benefits from stock-based compensation	6,539	—	(6)	—	6,533
Repurchase of restricted stock awards	(8,913)	—	—	—	(8,913)
Repurchase of common stock	(23,837)	—	—	—	(23,837)
Distribution to parent	—	(18,348)	(2,438)	20,786	—

Net cash provided by (used in) financing activities	3,473	(18,348)	(2,451)	20,786	3,460
Effect of foreign exchange rates on cash and cash equivalents	(110)	—	(203)	—	(313)

Net increase (decrease) in cash and cash equivalents	68,395	(13,341)	(123)	—	54,931
Cash and cash equivalents at beginning of period	103,029	17,136	2,072	—	122,237

Cash and cash equivalents at end of period	$171,424	$3,795	$1,949	$—	$177,168

CONDENSED CONSOLIDATED STATEMENT OF CASH FLOWS

THREE MONTHS ENDED MARCH 31, 2013

(in thousands)

	NeuStar, Inc.	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated

Net cash provided by (used in) operating activities	$58,356	$4,287	$(2,041)	$(8,759)	$51,843
Investing activities:
Purchases of property and equipment	(13,072)	(341)	(4)	—	(13,417)
Sales and maturities of investments	2,020	—	—	—	2,020
Investment in subsidiary	(1,902)	—	—	1,902	—

Net cash used in investing activities	(12,954)	(341)	(4)	1,902	(11,397)
Financing activities:
Increase of restricted cash	—	—	(6)	—	(6)
Proceeds from notes payable, net of discount	624,244	—	—	—	624,244
Extinguishment of note payable	(592,500)	—	—	—	(592,500)
Debt issuance costs	(11,410)	—	—	—	(11,410)
Payments under notes payable obligations	(2,031)	—	—	—	(2,031)
Principal repayments on capital lease obligations	(976)	—	—	—	(976)
Proceeds from exercise of common stock options	6,256	—	—	—	6,256
Excess tax benefits from stock-based compensation	3,094	73	46	—	3,213
Repurchase of restricted stock awards	(6,392)	—	—	—	(6,392)
Repurchase of common stock	(24,445)	—	—	—	(24,445)
Distribution to parent	—	(8,574)	(185)	8,759	—
Investment by parent	—	—	1,902	(1,902)	—

Net cash (used in) provided by financing activities	(4,160)	(8,501)	1,757	6,857	(4,047)
Effect of foreign exchange rates on cash and cash equivalents	(17)	—	38	—	21

Net increase (decrease) in cash and cash equivalents	41,225	(4,555)	(250)	—	36,420
Cash and cash equivalents at beginning of period	330,849	5,372	4,034	—	340,255

Cash and cash equivalents at end of period	$372,074	$817	$3,784	$—	$376,675

20.    SUPPLEMENTAL GUARANTOR INFORMATION

The following schedules present condensed consolidating financial information of the Company as of December 31, 2011 and 2012 and for the years ended December 31, 2010, 2011, and 2012 for (a) Neustar, Inc., the parent company; (b) certain wholly-owned domestic subsidiaries (collectively, the Subsidiary Guarantors); and (c) certain wholly-owned domestic and foreign subsidiaries of the Company (collectively, the Non-Guarantor Subsidiaries). Investments in subsidiaries are accounted for using the equity method; accordingly, entries necessary to consolidate the parent company and all of the guarantor and non-guarantor subsidiaries are reflected in the eliminations column.Intercompany amounts that will not be settled between entities are treated as contributions or distributions for purposes of these consolidated financial statements. The guarantees, as outlined in Note 9, are full and unconditional and joint and several.

CONDENSED CONSOLIDATED BALANCE SHEET

DECEMBER 31, 2011

(in thousands)

	NeuStar, Inc.	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated

ASSETS
Current assets:
Cash and cash equivalents	$103,029	$17,136	$2,072	$—	$122,237
Restricted cash	9,198	843	210	—	10,251
Short-term investments	10,545	—	—	—	10,545
Accounts receivable, net	69,468	35,809	997	—	106,274
Unbilled receivables	1,227	4,323	1	—	5,551
Notes receivable	2,786	—	—	—	2,786
Prepaid expenses and other current assets	23,653	6,135	632	—	30,420
Deferred costs	7,446	413	315	—	8,174
Income taxes receivable	23,336	14,538	—	—	37,874
Deferred tax assets	3,372	4,596	—	(240)	7,728
Intercompany receivable	22,171	—	—	(22,171)	—

Total current assets	276,231	83,793	4,227	(22,411)	341,840

Long-term investments	2,506	—	—	—	2,506
Property and equipment, net	74,098	25,934	70	—	100,102
Goodwill	81,173	467,276	23,729	—	572,178
Intangible assets, net	21,013	317,755	—	—	338,768
Notes receivable, long-term	3,748	—	—	—	3,748
Deferred costs, long-term	594	107	—	—	701
Net investments in subsidiaries	752,473	—	—	(752,473)	—
Deferred tax assets, long-term	—	—	373	(373)	—
Other assets, long-term	22,324	393	50	—	22,767

Total assets	$1,234,160	$895,258	$28,449	$(775,257)	$1,382,610

LIABILITIES AND STOCKHOLDERS’ EQUITY
Current liabilities:
Accounts payable	$4,442	$2,517	$426	$—	$7,385
Accrued expenses	66,695	10,922	1,717	—	79,334
Deferred revenue	28,943	10,612	1,525	—	41,080
Notes payable	4,856	—	—	—	4,856
Capital lease obligations	3,065	—	—	—	3,065
Accrued restructuring reserve	3,488	264	609	—	4,361
Deferred tax liabilities	—	—	240	(240)	—
Other liabilities	4,556	750	11	—	5,317
Intercompany payable	—	7,001	15,170	(22,171)	—

Total current liabilities	116,045	32,066	19,698	(22,411)	145,398

Deferred revenue, long-term	9,416	947	—	—	10,363
Notes payable, long-term	584,809	—	—	—	584,809
Capital lease obligations, long-term	1,918	—	—	—	1,918
Deferred tax liabilities, long-term	7,301	114,020	—	(373)	120,948
Other liabilities, long-term	11,644	4,896	—	—	16,540

Total liabilities	731,133	151,929	19,698	(22,784)	879,976
Total stockholders’ equity	503,027	743,329	8,751	(752,473)	502,634

Total liabilities and stockholders’ equity	$1,234,160	$895,258	$28,449	$(775,257)	$1,382,610

CONDENSED CONSOLIDATED BALANCE SHEET

DECEMBER 31, 2012

(in thousands)

	NeuStar, Inc.	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated

ASSETS
Current assets:
Cash and cash equivalents	$330,849	$5,372	$4,034	$—	$340,255
Restricted cash	1,481	845	217	—	2,543
Short-term investments	3,666	—	—	—	3,666
Accounts receivable, net	75,849	54,599	1,357	—	131,805
Unbilled receivables	1,221	5,030	121	—	6,372
Notes receivable	2,740	—	—	—	2,740
Prepaid expenses and other current assets	14,306	3,057	344	—	17,707
Deferred costs	6,989	296	94	—	7,379
Income taxes receivable	7,043	—	—	(447)	6,596
Deferred tax assets	3,278	4,020	—	(605)	6,693
Intercompany receivable	16,856	—	—	(16,856)	—

Total current assets	464,278	73,219	6,167	(17,908)	525,756

Property and equipment, net	92,183	26,303	27	—	118,513
Goodwill	80,911	467,538	23,729	—	572,178
Intangible assets, net	18,025	270,462	—	—	288,487
Notes receivable, long-term	1,008	—	—	—	1,008
Deferred costs, long-term	390	312	—	—	702
Net investments in subsidiaries	703,394	—	—	(703,394)	—
Deferred tax assets, long-term	—	—	710	(710)	—
Other assets, long-term	19,834	236	10	—	20,080

Total assets	$1,380,023	$838,070	$30,643	$(722,012)	$1,526,724

LIABILITIES AND STOCKHOLDERS’ EQUITY
Current liabilities:
Accounts payable	$6,117	$2,819	$333	$—	$9,269
Accrued expenses	65,956	17,382	2,086	—	85,424
Income taxes payable	—	—	447	(447)	—
Deferred revenue	29,031	18,473	1,566	—	49,070
Notes payable	8,125	—	—	—	8,125
Capital lease obligations	1,686	—	—	—	1,686
Accrued restructuring reserve	247	—	125		372
Deferred tax liabilities	—	—	605	(605)	—
Other liabilities	2,041	1,432	11		3,484
Intercompany payable	—	115	16,741	(16,856)	—

Total current liabilities	113,203	40,221	21,914	(17,908)	157,430

Deferred revenue, long-term	9,234	688	—	—	9,922
Notes payable, long-term	576,688	—	—	—	576,688
Capital lease obligations, long-term	817	—	—	—	817
Deferred tax liabilities, long-term	17,448	97,392	—	(710)	114,130
Other liabilities, long-term	14,772	6,357	—	—	21,129

Total liabilities	732,162	144,658	21,914	(18,618)	880,116
Total stockholders’ equity	647,861	693,412	8,729	(703,394)	646,608

Total liabilities and stockholders’ equity	$1,380,023	$838,070	$30,643	$(722,012)	$1,526,724

CONDENSED CONSOLIDATED STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2010

(in thousands)

	NeuStar, Inc.	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated

Revenue	$445,431	$68,164	$7,477	$(206)	$520,866

Operating expense:
Cost of revenue (excluding depreciation and amortization shown separately below)	96,315	10,310	4,749	(92)	111,282
Sales and marketing	53,365	31,674	1,361	(37)	86,363
Research and development	6,884	5,842	1,131	(77)	13,780
General and administrative	62,747	2,276	473	—	65,496
Depreciation and amortization	25,556	5,594	1,711	—	32,861
Restructuring charges	5,336	25	—	—	5,361

	250,203	55,721	9,425	(206)	315,143

Income (loss) from operations	195,228	12,443	(1,948)	—	205,723
Other (expense) income:
Interest and other expense	(7,039)	(48)	92	—	(6,995)
Interest and other income	7,578	4	—	—	7,582

Income (loss) from continuing operations before income taxes and equity loss in consolidated subsidiaries	195,767	12,399	(1,856)	—	206,310
Provision for (benefit from) income taxes, continuing operations	78,746	4,127	(591)	—	82,282

Income (loss) from continuing operations before equity loss in consolidated subsidiaries	117,021	8,272	(1,265)	—	124,028
Equity loss in consolidated subsidiaries	(10,814)	(2,519)	—	13,333	—
Loss from discontinued operations, net of tax	—	—	(17,819)	—	(17,819)

Net income (loss)	$106,207	$5,753	$(19,084)	$13,333	$106,209

Comprehensive income (loss)	$106,575	$5,753	$(19,133)	$13,333	$106,528

CONDENSED CONSOLIDATED STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2011

(in thousands)

	NeuStar, Inc.	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated

Revenue	$510,669	$102,958	$10,039	$(3,211)	$620,455

Operating expense:
Cost of revenue (excluding depreciation and amortization shown separately below)	115,456	16,351	7,817	(1,632)	137,992
Sales and marketing	63,825	40,570	6,109	(649)	109,855
Research and development	9,636	6,085	2,659	(871)	17,509
General and administrative	90,216	4,273	1,887	(59)	96,317
Depreciation and amortization	28,598	16,994	617	—	46,209
Restructuring charges (recoveries)	3,374	248	(73)	—	3,549

	311,105	84,521	19,016	(3,211)	411,431

Income (loss) from operations	199,564	18,437	(8,977)	—	209,024
Other (expense) income:
Interest and other expense	(6,073)	(99)	(107)	—	(6,279)
Interest and other income	2,161	190	(385)	—	1,966

Income (loss) from continuing operations before income taxes and equity loss in consolidated subsidiaries	195,652	18,528	(9,469)	—	204,711
Provision for (benefit from) income taxes, continuing operations	78,777	4,186	(1,826)	—	81,137

Income (loss) from continuing operations before equity loss in consolidated subsidiaries	116,875	14,342	(7,643)	—	123,574
Equity loss in consolidated subsidiaries	(1,074)	(3,213)	—	4,287	—
Income (loss) from discontinued operations, net of tax	45,019	—	(7,770)	—	37,249

Net income (loss)	$160,820	$11,129	$(15,413)	$4,287	$160,823

Comprehensive income (loss)	$160,292	$11,129	$(15,499)	$4,287	$160,209

CONDENSED CONSOLIDATED STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2012

(in thousands)

	NeuStar, Inc.	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated

Revenue	$576,683	$246,640	$10,295	$(2,230)	$831,388

Operating expense:
Cost of revenue (excluding depreciation and amortization shown separately below)	147,921	31,374	8,241	(1,571)	185,965
Sales and marketing	72,708	86,739	4,593	(311)	163,729
Research and development	16,045	13,516	233	—	29,794
General and administrative	69,805	11,988	352	(348)	81,797
Depreciation and amortization	34,467	58,445	43	—	92,955
Restructuring charges (recoveries)	624	—	(135)	—	489

	341,570	202,062	13,327	(2,230)	554,729

Income (loss) from operations	235,113	44,578	(3,032)	—	276,659
Other (expense) income:
Interest and other expense	(34,308)	226	(73)	—	(34,155)
Interest and other income	666	54	(124)	—	596

Income (loss) before income taxes and equity income (loss) in consolidated subsidiaries	201,471	44,858	(3,229)	—	243,100
Provision for income taxes	69,701	15,695	1,617	—	87,013

Income (loss) before equity income (loss) in consolidated subsidiaries	131,770	29,163	(4,846)	—	156,087
Equity income (loss) in consolidated subsidiaries	24,317	(2,787)	—	(21,530)	—

Net income (loss)	$156,087	$26,376	$(4,846)	$(21,530)	$156,087

Comprehensive income (loss)	$156,869	$26,224	$(5,485)	$(21,530)	$156,078

CONDENSED CONSOLIDATED STATEMENT OF CASH FLOWS

YEAR ENDED DECEMBER 31, 2010

(in thousands)

	NeuStar, Inc.	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated

Net cash provided by (used in) operating activities	$153,972	$9,307	$(7,031)	$(11,471)	$144,777
Investing activities:
Purchases of property and equipment	(28,176)	(8,371)	(1,530)	—	(38,077)
Sales and maturities of investments	37,725	—	—	—	37,725
Purchases of investments	(50,762)	—	—	—	(50,762)
Businesses acquired, net of cash acquired	(21,658)	—	—	—	(21,658)

Net cash used in investing activities	(62,871)	(8,371)	(1,530)	—	(72,772)
Financing activities:
Increase in restricted cash	—	—	(44)	—	(44)
Principal repayments on notes payable	(987)	—	—	—	(987)
Principal repayments on capital lease obligations	(12,208)	—	—	—	(12,208)
Proceeds from exercise of common stock options	7,766	—	—	—	7,766
Excess tax benefits from stock-based compensation	1,615	—	(2)	—	1,613
Repurchase of restricted stock awards	(691)	—	—	—	(691)
Repurchase of common stock	(40,400)	—	—	—	(40,400)
Distribution to parent	—	—	(11,471)	11,471	—
Intercompany note	(20,021)	—	20,021	—	—

Net cash (used in) provided by financing activities	(64,926)	—	8,504	11,471	(44,951)
Effect of foreign exchange rates on cash and cash equivalents	(16)	—	(49)	—	(65)

Net increase (decrease) in cash and cash equivalents	26,159	936	(106)	—	26,989
Cash and cash equivalents at beginning of year	302,452	—	2,129	—	304,581

Cash and cash equivalents at end of year	$328,611	$936	$2,023	$—	$331,570

CONDENSED CONSOLIDATED STATEMENT OF CASH FLOWS

YEAR ENDED DECEMBER 31, 2011

(in thousands)

	NeuStar, Inc.	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated

Net cash provided by (used in) operating activities	$212,190	$32,789	$(13,226)	$(5,340)	$226,413
Investing activities:
Purchases of property and equipment, net	(33,986)	(12,763)	964	—	(45,785)
Sales and maturities of investments	116,128	—	—	—	116,128
Purchases of investments	(81,239)	—	—	—	(81,239)
Businesses acquired, net of cash acquired	(695,547)	—	—	—	(695,547)
Investment in subsidiary	(13,633)	—	—	13,633	—

Net cash (used in) provided by investing activities	(708,277)	(12,763)	964	13,633	(706,443)
Financing activities:
(Increase) decrease in restricted cash	(9,199)	—	347	—	(8,852)
Proceeds from note payable	591,000	—	—	—	591,000
Principal repayments on notes payable	(1,500)	—	—	—	(1,500)
Principal repayments on capital lease obligations	(7,171)	—	—	—	(7,171)
Debt issuance costs	(20,418)	—	—	—	(20,418)
Proceeds from exercise of common stock options	39,278	—	—	—	39,278
Excess tax benefits from stock-based compensation	4,536	(9)	14	—	4,541
Repurchase of restricted stock awards	(1,641)	—	—	—	(1,641)
Repurchase of common stock	(324,301)	—	—	—	(324,301)
Distribution to parent	—	(3,817)	(1,523)	5,340	—
Investment by parent	—	—	13,633	(13,633)	—

Net cash provided by financing activities	270,584	(3,826)	12,471	(8,293)	270,936
Effect of foreign exchange rates on cash and cash equivalents	(79)	—	(160)	—	(239)

Net (decrease) increase in cash and cash equivalents	(225,582)	16,200	49	—	(209,333)
Cash and cash equivalents at beginning of year	328,611	936	2,023	—	331,570

Cash and cash equivalents at end of year	$103,029	$17,136	$2,072	$—	$122,237

CONDENSED CONSOLIDATED STATEMENT OF CASH FLOWS

YEAR ENDED DECEMBER 31, 2012

(in thousands)

	NeuStar, Inc.	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated

Net cash provided by (used in) operating activities	$306,957	$95,202	$(2,637)	$(95,955)	$303,567
Investing activities:
Purchases of property and equipment	(41,574)	(11,520)	—	—	(53,094)
Sales and maturities of investments	10,316	—	—	—	10,316
Purchases of investments	(1,494)	—	—	—	(1,494)
Escrow recoveries from business acquired	706	—	—	—	706
Investment in subsidiary	(5,859)	—	—	5,859	—

Net cash used in investing activities	(37,905)	(11,520)	—	5,859	(43,566)
Financing activities:
Decrease (increase) in restricted cash	7,715	—	(7)	—	7,708
Principal repayments on notes payable	(6,000)	—	—	—	(6,000)
Principal repayments on capital lease obligations	(3,494)	—	—	—	(3,494)
Proceeds from exercise of common stock options	59,056	—	—	—	59,056
Excess tax benefits from stock-based compensation	8,994	1	46	—	9,041
Repurchase of restricted stock awards	(10,212)	—	—	—	(10,212)
Repurchase of common stock	(98,040)	—	—	—	(98,040)
Distribution to parent	—	(95,295)	(660)	95,955	—
Investment by parent	—	—	5,859	(5,859)	—

Net cash (used in) provided by financing activities	(41,981)	(95,294)	5,238	90,096	(41,941)
Effect of foreign exchange rates on cash and cash equivalents	749	(152)	(639)	—	(42)

Net increase (decrease) in cash and cash equivalents	227,820	(11,764)	1,962	—	218,018
Cash and cash equivalents at beginning of year	103,029	17,136	2,072	—	122,237

Cash and cash equivalents at end of year	$330,849	$5,372	$4,034	$—	$340,255

SCHEDULE II - VALUATION AND QUALIFYING ACCOUNTS	12 Months Ended
Dec. 31, 2012
SCHEDULE II - VALUATION AND QUALIFYING ACCOUNTS

NEUSTAR, INC.

SCHEDULE II — VALUATION AND QUALIFYING ACCOUNTS

	As of December 31,
	2010	2011	2012
	(in thousands)
Allowance for Doubtful Accounts
Beginning Balance	$1,425	$1,435	$1,942
Additions	2,600	2,596	4,086
Reductions(1)	(2,590)	(2,089)	(3,867)

Ending Balance	$1,435	$1,942	$2,161

Deferred Tax Asset Valuation Allowance
Beginning Balance	$2,610	$2,340	$45,971
Additions (2)	266	44,002	52
Reductions (3)	(536)	(371)	(42,058)

Ending Balance	$2,340	$45,971	$3,965

(1)	Includes the reinstatement and subsequent collections of account receivable that were previously written-off.
(2)	Includes $43.2 million related to net operating loss carryforwards related to the United Kingdom (U.K). As of December 31, 2011, certain losses generated by NGM Services are no longer prevented from use in another jurisdiction under U.S. tax law and are recorded as U.K. net operating loss carryforwards. Upon recognition of the deferred tax asset associated with its U.K. net operating loss carryforwards, the Company recorded a full valuation allowance against the asset. See Note 13 of our Consolidated Financial Statements in Item 8 of Part II of this report.
(3)	During 2012, the Company completed its evaluation of limitations that apply to its U.K. net operating losses as a result of the sale of certain assets and liabilities of NGM Services and its subsidiaries. As of December 31, 2012, the Company had $5.5 million of net operating losses that are ultimately available for carryforward indefinitely under U.K. tax law. The Company reduced the deferred tax asset and valuation allowance associated with the U.K. net operating loss carryforwards accordingly.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Basis of Presentation and Consolidation

Basis of Presentation and Consolidation

The consolidated financial statements include the accounts of the Company and its wholly owned subsidiaries. All material intercompany transactions and accounts have been eliminated in consolidation. The Company consolidates investments where it has a controlling financial interest. The usual condition for controlling financial interest is ownership of a majority of the voting interest and, therefore, as a general rule, ownership, directly or indirectly, of more than 50% of the outstanding voting shares is a condition indicating consolidation. The Company does not have any variable interest entities or investments accounted for under the equity method of accounting.

Discontinued Operations

Discontinued Operations

A business is classified as discontinued operations when (1) the operations and cash flows of the business can be clearly distinguished and have been or will be eliminated from the Company’s ongoing operations; (2) the business has either been disposed of or is classified as held for sale; and (3) the Company will not have any significant continuing involvement in the operations of the business after the disposal transaction. The results of discontinued operations (as well as the gain or loss on the disposal) are aggregated and separately presented in the Company’s consolidated statement of operations, net of income taxes.

Use of Estimates

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting periods. Significant estimates and assumptions are inherent in the analysis and the measurement of deferred tax assets; the identification and quantification of income tax liabilities due to uncertain tax positions; restructuring liabilities; valuation of investments; recoverability of intangible assets, other long-lived assets and goodwill; the determination of the allowance for doubtful accounts; and the classification of note payable. The Company bases its estimates on historical experience and assumptions that it believes are reasonable. Actual results could differ from those estimates.

Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles (U.S. GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting periods. Significant estimates and assumptions are inherent in the analysis and the measurement of deferred tax assets; the identification and quantification of income tax liabilities due to uncertain tax positions; restructuring liabilities; valuation of investments; recoverability of intangible assets, other long-lived assets and goodwill; the determination of the allowance for doubtful accounts; and the classification of note payable. The Company bases its estimates on historical experience and assumptions that it believes are reasonable. Actual results could differ from those estimates.

Fair Value of Financial Instruments

Fair Value of Financial Instruments

The Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic Financial Instruments requires disclosures of fair value information about financial instruments, whether or not recognized in the balance sheet, for which it is practicable to estimate that value. Due to their short-term nature, the carrying amounts reported in the accompanying unaudited consolidated financial statements approximate the fair value for cash and cash equivalents, accounts receivable, accounts payable and accrued expenses. The Company determines the fair value of its investments using third-party pricing sources, which primarily use a consensus price or weighted average price for the fair value assessment. The consensus price is determined by using matrix prices from a variety of industry standard pricing services, data providers, large financial institutions and other third party sources and utilizing those matrix prices as inputs into a distribution-curve-based algorithm to determine the estimated market value. Matrix prices are based on quoted prices for securities with similar terms (i.e., coupon rate, maturity, credit rating) (see Note 4). The Company believes the carrying value of its notes receivable approximates fair value as the interest rate approximates a market rate. The Company believes the carrying value of its long-term debt approximates the fair value of the debt as the terms and interest rates approximate market rates (see Note 6).

The estimated fair values of the Company’s financial instruments are as follows (in thousands):

	December 31, 2012		March 31, 2013
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Cash and cash equivalents	$340,255	$340,255	$376,675	$376,675
Restricted cash (current assets)	2,543	2,543	2,549	2,549
Short-term investments	3,666	3,666	1,564	1,564
Notes receivable (including current portion)	3,748	3,748	3,025	3,025
Marketable securities (other assets, long-term)	4,458	4,458	4,621	4,621
Deferred compensation (other liabilities, long-term)	3,874	3,874	4,042	4,042
2011 Term Facility (including current portion, net of discount)	584,813	584,813	—	—
2013 Term Facility (including current portion, net of discount)	—	—	322,242	322,242
Senior Notes (including current portion)	—	—	300,000	300,000

Fair Value of Financial Instruments

The Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic Financial Instruments requires disclosures of fair value information about financial instruments, whether or not recognized in the balance sheet, for which it is practicable to estimate that value. Due to their short-term nature, the carrying amounts reported in the accompanying consolidated financial statements approximate the fair value for cash and cash equivalents, accounts receivable, accounts payable and accrued expenses. The Company determines the fair value of its investments using third-party pricing sources, which primarily use a consensus price or weighted average price for the fair value assessment. The consensus price is determined by using matrix prices from a variety of industry standard pricing services, data providers, large financial institutions and other third party sources and utilizing those matrix prices as inputs into a distribution-curve-based algorithm to determine the estimated market value. Matrix prices are based on quoted prices for securities with similar terms (i.e., coupon rate, maturity, credit rating) (see Note 5). The Company believes the carrying value of its notes receivable approximates fair value as the interest rate approximates a market rate. The Company believes the carrying value of its long-term debt approximates the fair value of the debt as the terms and interest rates approximate market rates.

The estimated fair values of the Company’s financial instruments are as follows (in thousands):

	December 31,
	2011		2012
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Cash and cash equivalents	$122,237	$122,237	$340,255	$340,255
Restricted cash (current assets)	$10,251	$10,251	$2,543	$2,543
Short-term investments	$10,545	$10,545	$3,666	$3,666
Notes receivable (including current portion)	$6,534	$6,534	$3,748	$3,748
Marketable securities (other assets, long-term)	$4,008	$4,008	$4,458	$4,458
Long-term investments	$2,506	$2,506	$—	$—
Deferred compensation (other liabilities long-term)	$4,028	$4,028	$3,874	$3,874
Note payable (including current portion)	$589,665	$589,665	$584,813	$584,813

Cash and Cash Equivalents

Cash and Cash Equivalents

The Company considers all highly liquid investments, which are investments that are readily convertible into cash and have original maturities of three months or less at the time of purchase, to be cash equivalents.

Restricted Cash	Restricted Cash As of December 31, 2012 and March 31, 2013, cash of $2.5 million and $2.5 million, respectively, was restricted for deposits on leased facilities.

Restricted Cash

As of December 31, 2011 and 2012, restricted cash was $10.3 million and $2.5 million, respectively. As of December 31, 2011, cash of $9.2 million was restricted as collateral for the Company’s outstanding letters of credit. As of December 31, 2011 and December 31, 2012, cash of $1.1 million and $2.5 million, respectively, was restricted for deposits on leased facilities.

Concentrations of Credit Risk

Concentrations of Credit Risk

Financial instruments that are potentially subject to a concentration of credit risk consist principally of cash, cash equivalents, investments, and accounts receivable. The Company’s cash management and investment policies are in place to restrict placement of these instruments with only financial institutions evaluated as highly creditworthy.

With respect to accounts receivable, the Company performs ongoing evaluations of its customers, generally granting uncollateralized credit terms to its customers, and maintains an allowance for doubtful accounts based on historical experience and management’s expectations of future losses. Customers under the Company’s contracts with North American Portability Management LLC (NAPM) are charged a Revenue Recovery Collection (RRC) fee (see “Accounts Receivable, Revenue Recovery Collections and Allowance for Doubtful Accounts” below).

Investments

Investments

The Company’s investments classified as available-for-sale are carried at estimated fair value with unrealized gains and losses reported as a separate component of accumulated other comprehensive loss. Realized gains and losses and declines in value judged to be other-than-temporary, if any, on available-for-sale securities are included in other (expense) income. The cost at time of sale of available-for-sale investments is based upon the specific identification method. Interest and dividends on these securities is included in interest and other income.

The Company periodically evaluates whether any declines in the fair value of its investments are other-than-temporary. This evaluation consists of a review of several factors, including but not limited to: the length of time and extent that a security has been in an unrealized loss position; the existence of an event that would impair the issuer’s future earnings potential; the near-term prospects for recovery of the market value of a security; the Company’s intent to sell an impaired security; and the probability that the Company will be required to sell the security before the market value recovers. If an investment which the Company does not intend to sell prior to recovery declines in value below its amortized cost basis and it is not more likely than not that the Company will be required to sell the related security before the recovery of its amortized cost basis, the Company recognizes the difference between the present value of the cash flows expected to be collected and the amortized cost basis, or credit loss, as an other-than-temporary charge in interest and other expense. The difference between the estimated fair value and the security’s amortized cost basis at the measurement date related to all other factors is reported as a separate component of accumulated other comprehensive loss.

The Company’s investments classified as trading are carried at estimated fair value with unrealized gains and losses reported in other (expense) income. During 2010, the Company classified its auction rate securities as trading pursuant to the Investments – Debt and Equity Securities Topic of the FASB ASC, with changes in the fair value of these securities recorded in earnings (see Note 4). Interest and dividends on these securities are included in interest and other income.

Accounts Receivable, Revenue Recovery Collections and Allowance for Doubtful Accounts

Accounts Receivable, Revenue Recovery Collections and Allowance for Doubtful Accounts

Accounts receivable are recorded at the invoiced amount and do not bear interest. In accordance with the Company’s contracts with NAPM, the Company bills a RRC fee to offset uncollectible receivables from any individual customer. The RRC fee is based on a percentage of monthly billings. During 2009, the RRC fee was 0.75%. On July 1, 2010, the RRC fee was reduced to 0.65% and remained at that level through December 31, 2012. The RRC fees are recorded as an accrued expense when collected. If the RRC fee is insufficient, the amounts can be recovered from the customers. Any accrued RRC fees in excess of uncollectible receivables are paid back to the customers annually on a pro rata basis. RRC fees of $2.4 million and $2.6 million are included in accrued expenses as of December 31, 2011 and 2012, respectively. All other receivables related to services not covered by the RRC fees are evaluated and, if deemed not collectible, are reserved. The Company recorded an allowance for doubtful accounts of $1.9 million and $2.2 million as of December 31, 2011 and 2012, respectively. Bad debt expense amounted to $2.6 million, $2.6 million and $4.1 million for the years ended December 31, 2010, 2011 and 2012, respectively.

Deferred Financing Costs

Deferred Financing Costs

The Company amortizes deferred financing costs using the effective-interest method and records such amortization as interest expense. Amortization of debt discount and annual commitment fees for unused portions of available borrowings are also recorded as interest expense. Direct and incremental costs related to the issuance of debt are capitalized as deferred financing costs and are reported in other assets on the Company’s consolidated balance sheets.

Property and Equipment

Property and Equipment

Property and equipment, including leasehold improvements and assets acquired through capital leases, are recorded at cost, net of accumulated depreciation and amortization. Depreciation and amortization of property and equipment are determined using the straight-line method over the estimated useful lives of the assets, as follows:

Computer hardware	3 – 5 years
Equipment	5 years
Furniture and fixtures	5 – 7 years
Leasehold improvements	Lesser of related lease term or useful life

Amortization expense of assets acquired through capital leases is included in depreciation and amortization expense in the consolidated statements of operations. Replacements and major improvements are capitalized; maintenance and repairs are charged to expense as incurred. Impairments of long-lived assets are determined in accordance with the Property, Plant and Equipment Topic of the FASB ASC. In the fourth quarter of 2010, the Company recorded an impairment charge of $7.9 million related to property and equipment, including capitalized technology, used by its Converged Messaging asset group (see “Impairment of Long-Lived Assets” below).

The Company capitalizes software development and acquisition costs in accordance with the Intangibles — Goodwill and Other, Internal-Use Software Topic of the FASB ASC, which requires the capitalization of costs incurred in connection with developing or obtaining software for internal use. Costs incurred to develop the internal-use software are capitalized, while costs incurred for planning the project and for post-implementation training and maintenance are expensed as incurred. The capitalized costs of purchased technology and software development are amortized using the straight-line method over an estimated useful life of three to five years. During the years ended December 31, 2011 and 2012, the Company capitalized costs related to internal use software of $28.6 million and $30.3 million, respectively. Amortization expense related to internal use software for the years ended December 31, 2010, 2011 and 2012 was $15.2 million, $17.3 million and $24.1 million, respectively, and is included in depreciation and amortization expense in the consolidated statements of operations.

Goodwill and Identifiable Intangible Assets

Goodwill

Goodwill represents the excess of the purchase price over the fair value of assets acquired, as well as other identifiable intangible assets. In accordance with the Intangibles — Goodwill and Other Topic of the FASB ASC, goodwill and indefinite-lived intangible assets are not amortized, but are reviewed for impairment at least annually and upon the occurrence of events or changes in circumstances that would reduce the fair value of such assets below their carrying amount. For purposes of the Company’s annual impairment test completed on October 1, 2010, the Company identified and assigned goodwill to three reporting units, Carrier Services, Internet Infrastructure Services and Registry Services. For purposes of the Company’s annual impairment test completed on October 1, 2011, the Company identified and assigned goodwill to two reporting units, Carrier Services and Enterprise Services. The Company’s third reporting unit, Information Services, was established as a result of the acquisition of Targus Information Corporation (TARGUSinfo) on November 8, 2011, and was not included in the Company’s annual impairment test completed on October 1, 2011. For purposes of the Company’s annual impairment test completed on October 1, 2012, the Company identified and assigned goodwill to three reporting units, Carrier Services, Enterprise Services and Information Services.

Goodwill is tested for impairment at the reporting unit level using a two-step approach. The first step is to compare the fair value of a reporting unit’s net assets, including assigned goodwill, to the book value of its net assets, including assigned goodwill. Fair value of the reporting unit is determined using both a discounted cash flow method and a market approach. To assist in the process of determining if a goodwill impairment exists, the Company performs internal valuation analyses and considers other market information that is publicly available, and the Company may obtain valuations from external advisors. If the fair value of the reporting unit is greater than its net book value, the assigned goodwill is not considered impaired. If the fair value is less than the reporting unit’s net book value, the Company performs a second step to measure the amount of the impairment, if any. The second step is to compare the book value of the reporting unit’s assigned goodwill to the implied fair value of the reporting unit’s goodwill, using a theoretical purchase price allocation. If the carrying value of goodwill exceeds the implied fair value, an impairment has occurred and the Company is required to record a write-down of the carrying value and charge the impairment as an operating expense in the period the determination is made. There were no goodwill impairment charges recognized during the years ended December 31, 2010, 2011 and 2012.

Identifiable Intangible Assets

Identifiable intangible assets are amortized over their respective estimated useful lives using a method of amortization that reflects the pattern in which the economic benefits of the intangible assets are consumed or otherwise used and are periodically reviewed for impairment. In the fourth quarter of 2010, the Company recorded an intangible asset impairment charge of $0.6 million related to its Converged Messaging asset group (see “Impairment of Long-Lived Assets” below). There were no intangible asset impairment charges recognized during the years ended December 31, 2011 and 2012.

The Company’s identifiable intangible assets are amortized as follows:

	Years	Method
Acquired technologies	3 – 5	Straight-line
Customer lists and relationships	3 – 10	Various
Trade names and trademarks	3	Straight-line

Amortization expense related to identifiable intangible assets is included in depreciation and amortization expense in the consolidated statements of operations.

Segment Reporting

Segment Reporting

Operating segments are components of an enterprise about which discrete financial information is available that is evaluated regularly by the chief operating decision maker (CODM) in deciding how to allocate resources and in assessing performance. As of December 31, 2012, the Company’s CODM evaluates performance and allocates resources based on multiple factors, including segment contribution for the following service categories: Carrier Services, Enterprise Services and Information Services. The Company’s operating segments are the same as its reportable segments.

Impairment of Long-Lived Assets

Impairment of Long-Lived Assets

In accordance with Property, Plant and Equipment Topic of the FASB ASC, the Company reviews long-lived assets and certain identifiable intangible assets for impairment whenever events or changes in circumstances indicate the carrying amount of an asset may not be recoverable. The Company measures recoverability of assets to be held and used by comparing the carrying amount of the assets to future undiscounted net cash flows expected to be generated by the assets. Recoverability measurement and estimating undiscounted cash flows is performed at the lowest possible level for which there are identifiable cash flows. If the carrying amount of the assets exceeds the future undiscounted cash flows expected to be generated by those assets, such assets fail the recoverability test and an impairment charge would be recognized, measured as the amount by which the carrying amount of the assets exceeds the fair value. Assets to be disposed of are recorded at the lower of the carrying amount or fair value less costs to sell.

In the first quarter of 2010, the Company realigned its organizational structure, and its NGM business was included with other IP-related services in the Company’s Carrier Services operating segment. The services, technology and customer base of the NGM business was renamed Converged Messaging Services while the sales and marketing functions were transitioned to the broader Carrier Services operating segment. In the fourth quarter of 2010, the Company decided to exit the Converged Messaging Services business. The Company believes that its decision to exit this business was an indicator of impairment for long-lived assets in its Converged Messaging Services asset group. As a result, in the fourth quarter of 2010, the Company performed a recoverability test and determined that the future undiscounted cash flows of the asset group was less than the carrying value. The Company recorded an $8.5 million charge for impairment of long-lived assets, the largest component of which was capitalized technology. In determining fair value, the Company utilized estimates from external advisors and valuation models that involved assumptions about replacement cost, obsolescence factors, future cash flows, discount rates and, as appropriate, review of market comparables. During the second quarter of 2011, the Company ceased operations of its Converged Messaging Services business and all corresponding prior period results of this business presented in the Company’s consolidated statements of operations have been reclassified to reflect the operations of the Converged Messaging Services business as discontinued operations (see Note 3).

Revenue Recognition

Revenue Recognition

The Company provides essential technology and directory services to customers pursuant to various private commercial and government contracts. The Company’s revenue recognition policies are in accordance with the Revenue Recognition Topic of the FASB ASC.

Significant Contracts

As part of its carrier services, the Company provides number portability administration center services (NPAC Services), which include wireline and wireless number portability, implementation of the allocation of pooled blocks of telephone numbers and network management services in the United States pursuant to seven contracts with NAPM, an industry group that represents all telecommunications service providers in the United States. The aggregate fees for transactions processed under these contracts are determined by an annual fixed-fee pricing model under which the annual fixed fee (Base Fee) was set at $362.1 million, $385.6 million and $410.7 million in 2010, 2011 and 2012, respectively, and is subject to an annual price escalator of 6.5% in subsequent years. These contracts also provide for fixed credits to customers of $25.0 million in 2010 and $5.0 million in 2011, which were applied to reduce the Base Fee for the applicable year. Customers under these contracts could have earned additional credits of up to $15.0 million annually in each of 2010 and 2011 if the customers reached specific levels of aggregate telephone number inventories and adopted and implemented certain IP fields and functionality. In the event that the volume of transactions in a given year is above or below the contractually established volume range for that year, the Base Fee may be adjusted up or down, respectively, with any such adjustment being applied against invoices in the following year. To the extent any available additional credits expire unused at the end of a year, they will be recognized in revenue at that time. The Company determines the fixed and determinable fee under these contracts on an annual basis at the beginning of each year and recognizes this fee in its Carrier Services operating segment on a straight-line basis over twelve months.

For 2010, the Company concluded that the fixed and determinable fee equaled $322.1 million, which represented the Base Fee of $362.1 million, reduced by the $25.0 million fixed credit and $15.0 million of additional credits. For 2011, the Company concluded that the fixed and determinable fee equaled $365.6 million, which represents the Base Fee of $385.6 million, reduced by the $5.0 million fixed credit and $15.0 million of additional credits. During 2010 and 2011, the Company determined that its carrier customers have earned all of the additional credits of $15.0 million attributable to the adoption and implementation of the requisite IP fields and functionality and the achievement of specific levels of aggregate telephone number inventories. For 2012, the Company concluded that the fixed and determinable fee equaled $410.7 million, which represents the Base Fee.

The total amount of revenue derived under the Company’s contracts with NAPM, comprised of NPAC Services, connection service fees related to the Company’s NPAC Services and system enhancements, was approximately $337.1 million, $374.4 million and $418.2 million for the years ended December 31, 2010, 2011 and 2012, respectively.

Fees under the Company’s contracts with NAPM are billed to telecommunications service providers based on their allocable share of the total transaction charges. This allocable share is based on each respective telecommunications service provider’s share of the aggregate end-user services revenues of all U.S. telecommunications service providers, as determined by the Federal Communications Commission. The Company also bills an RRC fee equal to a percentage of monthly billings to its customers, which is available to the Company if any customer under the contracts to provide NPAC services fails to pay its allocable share of total transactions charges.

Carrier Services

Under its seven contracts with NAPM, the Company provides NPAC Services. As discussed above under the heading “Revenue Recognition — Significant Contracts,” the Company determines the fixed and determinable fee on an annual basis and recognizes such fee on a straight-line basis over twelve months.

The Company provides NPAC Services in Canada under its long-term contract with the Canadian LNP Consortium Inc. The Company recognizes revenue on a per-transaction fee basis as the services are performed.

The Company generates revenue from its telephone number administration services under two government contracts: North American Numbering Plan Administrator (NANPA) and National Pooling Administrator (NPA). Under its NANPA contract, the Company earns a fixed annual fee and recognizes this fee as revenue on a straight-line basis as services are provided. Under its NPA contract, the Company earns a fixed fee associated with administration of the pooling system. The Company recognizes revenue for this contract on a straight-line basis over the term of the contract. In the event the Company estimates losses on these fixed price contracts, the Company recognizes these losses in the period in which a loss becomes apparent.

The Company generates revenue from connection fees and system enhancements provided under its contracts with NAPM. The Company recognizes connection fee revenue as the service is performed. System enhancements are provided under contracts in which the Company is reimbursed for costs incurred plus a fixed fee, and revenue is recognized based on costs incurred plus a pro rata amount of the fee.

The Company provides hosted Order Management Services, consisting of customer set-up and implementation followed by transaction processing, under contracts with terms ranging from one to three years. Customer set-up and implementation is not considered a separate deliverable; accordingly, the fees for these services are deferred and recognized as revenue on a straight-line basis over the term of the contract. Per-transaction fees are recognized as the transactions are processed.

The Company generates revenue from its licensed Order Management Services under contracts with terms ranging from three months to two years. The Company generates revenue under these contracts for software licenses, implementation and customization services and post-contract support services (PCS). Under these contracts, revenue is recognized when persuasive evidence of an arrangement exists, delivery has occurred, the fee is fixed or determinable, collectability is probable and, if applicable, when vendor-specific objective evidence (VSOE) of fair value exists to allocate the arrangement fee to the undelivered elements of a multiple element arrangement. Revenue is allocated to delivered elements of an arrangement using the residual method. Under the residual method, revenue is allocated to the undelivered elements using VSOE of fair value with the remaining contract fee allocated to the delivered elements and recognized as revenue when all other revenue recognition criteria have been met. For software contracts that include customization services that are essential to the functionality of the delivered software, the software license and implementation and customization revenue is recognized under the contract method of accounting using the percentage-of-completion method. The Company estimates the percentage-of-completion for each contract based on the ratio of direct labor hours incurred to total estimated direct labor hours required under such contract and recognizes an amount of revenue equal to the percentage-of-completion multiplied by the contract amount allocated to the software license and implementation and customization services fees. The contract amount allocated to these delivered elements is determined under the residual method approach. The Company determined the VSOE of PCS under the bell-shape curve approach and determined that a substantial majority of its actual PCS renewals are within a narrow range of the median pricing. For arrangements with bundled PCS where there is no stated contractual PCS rate or where the rate is less than the established range of VSOE, the Company utilizes the low end of the range for VSOE as the fair value of PCS. PCS revenue is recognized on a straight-line basis over the service term of the contract.

Enterprise Services

The Company generates revenue from the management of internal and external DNS services. The Company’s revenue from these services consists of customer set-up fees, monthly recurring fees and per-transaction fees for transactions in excess of pre-established monthly minimums under contracts with terms ranging from one to three years. Customer set-up fees are not considered a separate deliverable and are deferred and recognized on a straight-line basis over the term of the contract. Under the Company’s contracts to provide DNS services, customers have contractually established monthly transaction volumes for which they are charged a recurring monthly fee. Transactions processed in excess of the pre-established monthly volume are billed at a contractual per-transaction rate. Each month, the Company recognizes the recurring monthly fee and usage in excess of the established monthly volume on a per-transaction basis as services are provided.

The Company generates revenue related to its Internet domain name registry services under contracts with terms generally between one and ten years. The Company recognizes revenue on a straight-line basis over the term of the related customer contracts.

The Company generates revenue from its U.S. Common Short Code services under short-term contracts ranging from three to twelve months, and the Company recognizes revenue on a straight-line basis over the term of the related customer contracts.

Information Services

The Company generates revenue from a broad portfolio of real-time information and analytics services. The Company recognizes revenue when persuasive evidence of an agreement exists, the terms are fixed or determinable, services are performed, and collection is reasonably assured. Certain contracts provide for a guaranteed monthly minimum fee supplemented by fees for transactions above specified minimum amounts. The minimum fee is recognized monthly, and the transaction fees in excess of the monthly minimums are recognized as the services are performed. The Company also receives annual technology fees from certain customers in exchange for access to intellectual property, standard technical support, emergency 24-hour support, and system upgrades on a when-and-if-available basis. These services are not considered a separate deliverable. As a result, technology fees are deferred and recognized on a straight-line basis over the service period, which is usually twelve months.

Revenue derived from the online delivery of data for direct marketing purposes is recorded upon delivery of such data to the customer. Revenue associated with engagements requiring periodic updates of data over the course of the service period, where cash is received or collectible in advance, are recorded as deferred revenues, and recognized on a straight-line basis over the service period, which is usually twelve months.

Service Level Standards

Some of the Company’s private commercial contracts require the Company to meet service level standards and impose corresponding penalties on the Company if the Company fails to meet those standards. The Company records a provision for these performance-related penalties in the period in which it becomes aware that it has failed to meet required service levels, triggering the requirement to pay a penalty, which results in a corresponding reduction to revenue.

Cost of Revenue and Deferred Costs

Cost of Revenue and Deferred Costs

Cost of revenue includes all direct materials costs, direct labor costs, and indirect costs related to the generation of revenue such as indirect labor, outsourced services, materials and supplies, payment processing fees, and general facilities cost. The Company’s primary cost of revenue is personnel costs associated with service implementation, product maintenance, customer deployment and customer care, including salaries, stock-based compensation and other personnel-related expense. In addition, cost of revenue includes costs relating to developing modifications and enhancements of the Company’s existing technology and services, as well as royalties paid related to U.S. Common Short Code services and registry gateway services. Cost of revenue also includes costs relating to the Company’s information technology and systems department, including network costs, data center maintenance, database management, data processing costs and general facilities costs.

Deferred costs represent direct labor related to professional services incurred for the setup and implementation of contracts. These costs are recognized in cost of revenue on a straight-line basis over the contract term. Deferred costs also include royalties paid related to the Company’s U.S. Common Short Code services, which are recognized in cost of revenue on a straight-line basis over the contract term. Deferred costs are classified as such on the consolidated balance sheets.

Research and Development

Research and Development

The Company expenses its research and development costs as they are incurred. Research and development expense consists primarily of personnel costs, including salaries, stock-based compensation and other personnel-related expense, consulting fees, and the costs of facilities, computer and support services used in service and technology development.

Advertising

Advertising

The Company expenses advertising costs as they are incurred. Advertising expense was approximately $6.7 million, $6.6 million and $12.7 million for the years ended December 31, 2010, 2011 and 2012, respectively.

Stock-Based Compensation

Stock-Based Compensation

The Company accounts for its stock-based compensation plans under the recognition and measurement provisions of the Compensation — Stock Compensation Topic of the FASB ASC. The Company estimates the value of stock-based awards on the date of grant using the Black-Scholes option-pricing model. For stock-based awards subject to graded vesting, the Company has utilized the “straight-line” method for allocating compensation cost by period.

The Company presents benefits of tax deductions in excess of the compensation cost recognized (excess tax benefits) as a financing cash inflow with a corresponding operating cash outflow. For the years ended December 31, 2010, 2011 and 2012, the Company included $1.6 million, $4.5 million and $9.0 million, respectively, of excess tax benefits as a financing cash inflow with a corresponding operating cash outflow.

Basic and Diluted Net Income per Common Share

Basic and Diluted Net Income per Common Share

In accordance with the Earnings Per Share Topic of the FASB ASC, unvested share-based payment awards that contain non-forfeitable rights to dividends or dividend equivalents (whether paid or unpaid) are participating securities that should be included in the computation of earnings per share under the two-class method. The Company’s restricted stock awards are considered to be participating securities because they contain non-forfeitable rights to cash dividends, if declared and paid. In lieu of presenting earnings per share pursuant to the two-class method, the Company has included shares of unvested restricted stock awards in the computation of basic net income per common share as the resulting earnings per share would be the same under both methods.

Basic net income per common share is computed by dividing net income by the weighted-average number of common shares and participating securities outstanding during the period. Unvested restricted stock units and performance vested restricted stock units (PVRSU) are excluded from the computation of basic net income per common share because the underlying shares have not yet been earned by the stockholder and are not participating securities. Shares underlying stock options are also excluded because they are not considered outstanding shares. Diluted net income per common share assumes dilution and is computed based on the weighted-average number of common shares outstanding after consideration of the dilutive effect of stock options, unvested restricted stock units and PVRSU. The effect of dilutive securities is computed using the treasury stock method and average market prices during the period. Dilutive securities with performance conditions are excluded from the computation until the performance conditions are met.

Income Taxes

Income Taxes

The Company accounts for income taxes in accordance with the Income Taxes Topic of the FASB ASC. Deferred tax assets and liabilities are determined based on temporary differences between the financial reporting bases and the tax bases of assets and liabilities. Deferred tax assets are also recognized for tax net operating loss carryforwards. These deferred tax assets and liabilities are measured using the enacted tax rates and laws that will be in effect when such amounts are expected to be reversed or utilized. Valuation allowances are provided to reduce such deferred tax assets to amounts more likely than not to be ultimately realized.

The income tax provision includes U.S. federal, state, local and foreign income taxes and is based on pre-tax income or loss. In determining the annual effective income tax rate, the Company analyzes various factors, including the Company’s annual earnings and taxing jurisdictions in which the earnings will be generated, the impact of state and local income taxes and the ability of the Company to use tax credits and net operating loss carryforwards.

The Company assesses uncertain tax positions in accordance with income tax accounting standards. Under these standards, income tax benefits should be recognized when, based on the technical merits of a tax position, the Company believes that if a dispute arose with the taxing authority and were taken to a court of last resort, it is more likely than not (i.e., a probability of greater than 50 percent) that the tax position would be sustained as filed. If a position is determined to be more likely than not of being sustained, the reporting enterprise should recognize the largest amount of tax benefit that is greater than 50 percent likely of being realized upon ultimate settlement with the taxing authority. The Company’s practice is to recognize interest and penalties related to income tax matters in income tax expense.

American Taxpayer Relief Act of 2012

On January 2, 2013, President Barack Obama signed into law the “American Taxpayer Relief Act of 2012” (the Act). While Congress approved a retroactive extension of certain business tax provisions that expired at the end of 2011 and 2012, under U.S. GAAP, the financial accounting effects of the Act are to be reported in the first quarter of calendar year 2013, the quarter in which the legislation was signed into law by the President. The Company does not believe the Act will have a material effect on the Company’s financial position, results of operations or cash flows.

Foreign Currency

Foreign Currency

Assets and liabilities of consolidated foreign subsidiaries, whose functional currency is the local currency, are translated to U.S. dollars at fiscal year-end exchange rates. Revenue and expense items are translated to U.S. dollars at the average rates of exchange prevailing during the fiscal year. The adjustment resulting from translating the financial statements of such foreign subsidiaries to U.S. dollars is reflected as a foreign currency translation adjustment and reported as a component of accumulated other comprehensive loss.

Transactions denominated in currencies other than the functional currency are recorded based on exchange rates at the time such transactions arise. Subsequent changes in exchange rates result in transaction gains or losses, which are reflected within interest and other expense in the consolidated statements of operations.

Comprehensive Income

Comprehensive Income

Comprehensive income is comprised of net earnings and other comprehensive income (loss), which includes certain changes in equity that are excluded from income. The Company includes unrealized holding gains and losses on available-for-sale securities, if any, and foreign currency translation adjustments in other comprehensive income (loss) in the consolidated statements of comprehensive income. Comprehensive income was approximately $106.5 million, $160.2 million and $156.1 million for the years ended December 31, 2010, 2011 and 2012, respectively.

Recent Accounting Pronouncements

Recent Accounting Pronouncements

In February 2013, the FASB issued ASU 2013-02, Comprehensive Income (Topic 220) — Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income. This update requires the presentation, either in a single note or parenthetically on the face of the financial statements, of the effect of significant amounts reclassified from each component of accumulated other comprehensive income based on its source and the income statement line items affected by the reclassification. This ASU is effective prospectively for the Company for annual and interim periods beginning January 1, 2013. The adoption of the amended accounting guidance in the first quarter of 2013 impacted the Company’s presentation of other comprehensive income and did not have an impact on the Company’s consolidated results of operations.

Recent Accounting Pronouncements

In June 2011, the FASB issued Auditing Standard Update 2011-05, Presentation of Comprehensive Income (ASU 2011-05), to improve the comparability, consistency, and transparency of financial reporting and increase the prominence of items reported in other comprehensive income. The amendments to this standard require that all non-owner changes in stockholders’ equity be presented either in a single continuous statement of comprehensive income or in two separate but consecutive statements. In December 2011, the FASB issued Auditing Standard Update 2011-12, Comprehensive Income (Topic 220) — Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items out of Accumulated Other Comprehensive Income in ASU 2011-05, which defers the effective date of only those changes in ASU 2011-05 that relate to the presentation of reclassification adjustments. The adoption of the amended accounting guidance in the first quarter of 2012 impacted the Company’s presentation of other comprehensive income and did not have an impact on the Company’s consolidated results of operations.

In February 2013, the FASB issued ASU 2013-02, Comprehensive Income (Topic 220) — Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income. This update requires the presentation, either in a single note or parenthetically on the face of the financial statements, of the effect of significant amounts reclassified from each component of accumulated other comprehensive income based on its source and the income statement line items affected by the reclassification. This ASU is effective prospectively for the Company for annual and interim periods beginning January 1, 2013. The adoption of the amended accounting guidance in the first quarter of 2013 will impact the Company’s presentation of other comprehensive income and will not have an impact on the Company’s consolidated results of operations.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis

The estimated fair values of the Company’s financial instruments are as follows (in thousands):

	December 31, 2012		March 31, 2013
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Cash and cash equivalents	$340,255	$340,255	$376,675	$376,675
Restricted cash (current assets)	2,543	2,543	2,549	2,549
Short-term investments	3,666	3,666	1,564	1,564
Notes receivable (including current portion)	3,748	3,748	3,025	3,025
Marketable securities (other assets, long-term)	4,458	4,458	4,621	4,621
Deferred compensation (other liabilities, long-term)	3,874	3,874	4,042	4,042
2011 Term Facility (including current portion, net of discount)	584,813	584,813	—	—
2013 Term Facility (including current portion, net of discount)	—	—	322,242	322,242
Senior Notes (including current portion)	—	—	300,000	300,000

The estimated fair values of the Company’s financial instruments are as follows (in thousands):

	December 31,
	2011		2012
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Cash and cash equivalents	$122,237	$122,237	$340,255	$340,255
Restricted cash (current assets)	$10,251	$10,251	$2,543	$2,543
Short-term investments	$10,545	$10,545	$3,666	$3,666
Notes receivable (including current portion)	$6,534	$6,534	$3,748	$3,748
Marketable securities (other assets, long-term)	$4,008	$4,008	$4,458	$4,458
Long-term investments	$2,506	$2,506	$—	$—
Deferred compensation (other liabilities long-term)	$4,028	$4,028	$3,874	$3,874
Note payable (including current portion)	$589,665	$589,665	$584,813	$584,813

Property, Plant and Equipment, Useful Life

Depreciation and amortization of property and equipment are determined using the straight-line method over the estimated useful lives of the assets, as follows:

Computer hardware	3 – 5 years
Equipment	5 years
Furniture and fixtures	5 – 7 years
Leasehold improvements	Lesser of related lease term or useful life

Finite-lived Intangible Assets, Useful Life

The Company’s identifiable intangible assets are amortized as follows:

	Years	Method
Acquired technologies	3 – 5	Straight-line
Customer lists and relationships	3 – 10	Various
Trade names and trademarks	3	Straight-line

ACQUISITIONS AND DISCONTINUED OPERATIONS (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Disposal Groups, Including Discontinued Operations, Income Statement, Balance Sheet and Additional Disclosures

Summaries of the results of discontinued operations for the years ended December 31, 2010 and 2011 are as follows (in thousands):

	Year Ended December 31,
	2010	2011
Revenue from discontinued operations	$5,946	$454

Loss from discontinued operations before tax	$(31,374)	$(8,174)
Benefit for income taxes	(13,555)	(45,423)

(Loss) income from discontinued operations, net of tax	$(17,819)	$37,249

TARGUSinfo
Preliminary Purchase Price Allocation

The following table summarizes the purchase price allocation based on the estimated fair value of the acquired assets and assumed liabilities as of the acquisition date and the effects of the measurement period adjustments recorded in 2012, as discussed above (in thousands):

Cash and cash equivalents	$1,601
Accounts receivable	23,844
Income tax receivable	14,537
Other assets	15,870
Accounts payable and accrued expenses	(9,689)
Deferred tax liability	(118,723)
Deferred revenue	(3,604)
Other liabilities	(3,987)

Net tangible liabilities assumed	(80,151)
Customer relationships	256,700
Acquired identified technology	46,500
Trade names and trademarks	7,000
Goodwill	427,227

Total purchase price allocation	$657,276

Business Acquisition, Pro Forma Information

The following unaudited pro forma financial information summarizes the Company’s results of operations for the years ended December 31, 2010 and 2011 as if Neustar’s acquisition of TARGUSinfo had been completed as of the earliest period presented. These pro forma amounts (unaudited and in thousands) do not purport to be indicative of the results that would have actually been obtained if the acquisition occurred as of the beginning of the periods presented and should not be construed as representative of the future consolidated results of operations or financial condition of the combined entity. The pro forma financial information for all periods presented also includes the effect of the related financing, amortization expense from acquired intangible assets, adjustments to interest expense and related tax effects.

	Year Ended December 31,
	2010	2011
Pro forma revenue	$650,250	$743,324

Pro forma income from continuing operations	$201,965	$202,650

Pro forma net income from continuing operations	$101,203	$121,853

INVESTMENTS (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Investments

The following table summarizes the Company’s investment in these municipal bonds as of December 31, 2012 and March 31, 2013 (in thousands):

	December 31, 2012
	Amortized	Gross Unrealized		Estimated
	Cost	Gains	Losses	Fair Value
Due within one year	$3,666	$—	$—	$3,666

	March 31, 2013
	Amortized	Gross Unrealized		Estimated
	Cost	Gains	Losses	Fair Value
Due within one year	$1,563	$1	$—	$1,564

The following table summarizes the Company’s investment in these municipal bonds as of December 31, 2011 and 2012 (in thousands):

	December 31, 2011
	Amortized Cost	Gross Unrealized		Estimated Fair Value
		Gains	Losses
Due within one year	$10,538	$10	$(3)	$10,545
Due after one year through three years	2,500	6	—	2,506

Total	$13,038	$16	$(3)	$13,051

	December 31, 2012
	Amortized Cost	Gross Unrealized		Estimated Fair Value
		Gains	Losses
Due within one year	$3,666	$—	$—	$3,666
Due after one year through two years	—	—	—	—

Total	$3,666	$—	$—	$3,666

FAIR VALUE MEASUREMENTS (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Fair Value, Assets Measured on Recurring and Nonrecurring Basis

The following table sets forth, as of December 31, 2012 and March 31, 2013, the Company’s financial and non-financial assets and liabilities that are measured at fair value on a recurring basis, by level within the fair value hierarchy (in thousands):

	December 31, 2012
	Level 1	Level 2	Level 3	Total
Municipal bonds (maturities less than one year)	$—	$3,666	$—	$3,666
Marketable securities(1)	4,458	—	—	4,458

Total	$4,458	$3,666	$—	$8,124

	March 31, 2013
	Level 1	Level 2	Level 3	Total
Municipal bonds (maturities less than one year)	$—	$1,564	$—	$1,564
Marketable securities(1)	4,621	—	—	4,621

Total	$4,621	$1,564	$—	$6,185

(1)	The NeuStar, Inc. Deferred Compensation Plan (the Plan) provides directors and certain employees with the ability to defer a portion of their compensation. The assets of the Plan are invested in marketable securities held in a Rabbi Trust and reported at market value in other assets.

The following table sets forth, as of December 31, 2011 and 2012, the Company’s financial and non-financial assets and liabilities that are measured at fair value on a recurring basis, by level within the fair value hierarchy (in thousands):

	December 31, 2011
	Level 1	Level 2	Level 3	Total
Municipal bonds (maturities less than one year)	$—	$10,545	$—	$10,545
Municipal bonds (maturities one to two years)	$—	$2,506	$—	$2,506
Marketable securities(1)	$4,008	$—	$—	$4,008

	December 31, 2012
	Level 1	Level 2	Level 3	Total
Municipal bonds (maturities less than one year)	$—	$3,666	$—	$3,666
Marketable securities(1)	$4,458	$—	$—	$4,458

(1)	The NeuStar, Inc. Deferred Compensation Plan (the Plan) provides directors and certain employees with the ability to defer a portion of their compensation. The assets of the Plan are invested in marketable securities held in a Rabbi Trust and reported at fair value in other assets. During the years ended December 31, 2010 and 2012, there were no sales of securities from the Rabbi Trust. During the year ended December 31, 2011, the Company recognized gains of $0.5 million attributed to the sale of securities from the Rabbi Trust.

GOODWILL AND INTANGIBLE ASSETS (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Changes In Goodwill

The Company’s goodwill by operating segment as of December 31, 2012 and March 31, 2013 is as follows (in thousands):

	December 31, 2012	March 31, 2013
Carrier Services:
Gross goodwill	$222,355	$222,355
Accumulated impairments	(93,602)	(93,602)

Net goodwill	128,753	128,753

Enterprise Services:
Gross goodwill	16,198	16,198
Accumulated impairments	—	—

Net goodwill	16,198	16,198

Information Services:
Gross goodwill	427,227	427,227
Accumulated impairments	—	—

Net goodwill	427,227	427,227

Total:
Gross goodwill	665,780	665,780
Accumulated impairments	(93,602)	(93,602)

Net goodwill	$572,178	$572,178

The Company’s goodwill by operating segment as of December 31, 2011 and 2012 is as follows (in thousands):

	December 31, 2010	Acquisitions	Adjustments	December 31, 2011 (1)	Adjustments	December 31, 2012
Carrier Services
Gross goodwill	$202,055	$20,602	$(302)	$222,355	$—	$222,355
Accumulated impairments	(93,602)	—	—	(93,602)	—	(93,602)

Net goodwill	108,453	20,602	(302)	128,753	—	128,753

Enterprise Services
Gross goodwill	16,198	—	—	16,198	—	16,198
Accumulated impairments	—	—	—	—	—	—

Net goodwill	16,198	—	—	16,198	—	16,198

Information Services
Gross goodwill	—	429,700	—	429,700	(2,473)	427,227
Accumulated impairments	—	—	—	—	—	—

Net goodwill	—	429,700	—	429,700	(2,473)	427,227

Total
Gross goodwill	218,253	450,302	(302)	668,253	(2,473)	665,780
Accumulated impairments	(93,602)	—	—	(93,602)	—	(93,602)

Net goodwill	$124,651	$450,302	$(302)	$574,651	$(2,473)	$572,178

(1)	Balance as originally reported at December 31, 2011, prior to the reflection of measurement period adjustments.

Schedule of Finite-Lived Intangible Assets by Major Class

Intangible Assets

Intangible assets consist of the following (in thousands):

	December 31, 2012	March 31, 2013	Weighted- Average Amortization Period (in years)
Intangible assets:
Customer lists and relationships	$315,098	$315,098	7.9
Accumulated amortization	(69,526)	(78,690)

Customer lists and relationships, net	245,572	236,408

Acquired technology	58,859	58,859	4.8
Accumulated amortization	(20,387)	(22,976)

Acquired technology, net	38,472	35,883

Trade name	7,630	7,630	3.0
Accumulated amortization	(3,187)	(3,806)

Trade name, net	4,443	3,824

Intangible assets, net	$288,487	$276,115

Intangible assets consist of the following (in thousands):

	December 31,		Weighted- Average Amortization Period (in years)
	2011	2012
Intangible assets:
Customer lists and relationships	$315,098	$315,098	7.9
Accumulated amortization	(32,615)	(69,526)

Customer lists and relationships, net	282,483	245,572

Acquired technology	58,859	58,859	4.8
Accumulated amortization	(9,493)	(20,387)

Acquired technology, net	49,366	38,472

Trade name	7,630	7,630	3.0
Accumulated amortization	(711)	(3,187)

Trade name, net	6,919	4,443

Intangible assets, net	$338,768	$288,487

PROPERTY AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment

Property and equipment consists of the following (in thousands):

	December 31,
	2011	2012
Computer hardware	$91,918	$109,734
Equipment	2,688	2,703
Furniture and fixtures	6,764	9,134
Leasehold improvements	23,357	30,203
Construction in-progress	18,292	10,064
Capitalized software	101,973	139,697

	244,992	301,535
Accumulated depreciation and amortization	(144,890)	(183,022)

Property and equipment, net	$100,102	$118,513

ACCRUED EXPENSES (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Accounts Payable and Accrued Liabilities

Accrued expenses consist of the following (in thousands):

	December 31,
	2011	2012
Accrued compensation	$52,028	$63,554
RRC reserve	2,441	2,621
Accrued interest	4,648	—
Other	20,217	19,249

Total	$79,334	$85,424

NOTE PAYABLE (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Principal Payments Under 2013 Term Facility	Principal payments under the 2013 Term Facility are as follows (in thousands):

2013	$8,125
2014	8,125
2015	8,125
2016	8,125
2017	8,125
Thereafter	284,375

Total principal payments	$325,000

Principal payments under the 2013 Term Facility are as follows (in thousands):

2013	$8,125
2014	8,125
2015	8,125
2016	8,125
2017	8,125
Thereafter	284,375

Total principal payments	$325,000

Summary of Notes Payable

Notes payable consist of the following (in thousands):

	December 31, 2012	March 31, 2013
2011 Term Facility (net of discount)	$584,813	$—
2013 Term Facility (net of discount)	—	322,242
Senior Notes	—	300,000

Total	584,813	622,242
Less: current portion, net of discount	(8,125)	(7,971)

Long-term portion	$576,688	$614,271

COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Future Minimum Lease Payments for Capital Leases

The following is a schedule of future minimum lease payments due under capital lease obligations as of December 31, 2012 (in thousands):

2013	$1,794
2014	755
2015	90

Total minimum lease payments	2,639
Less: amounts representing interest	(136)

Present value of minimum lease payments	2,503
Less: current portion	(1,686)

Capital lease obligation, long-term	$817

Schedule of Capital Leased Assets

The following assets are capitalized under capital leases at the end of each period presented (in thousands):

	December 31,
	2011	2012
Equipment and hardware	$34,630	$35,322
Furniture and fixtures	334	334

Subtotal	34,964	35,656
Less: accumulated amortization	(31,308)	(33,708)

Net assets under capital leases	$3,656	$1,948

Schedule of Future Minimum Rental Payments for Operating Leases

Future minimum lease payments under noncancelable operating leases as of December 31, 2012, are as follows (in thousands):

2013	$13,074
2014	12,014
2015	11,220
2016	9,926
2017	9,441
Thereafter	27,945

$83,620

RESTRUCTURING CHARGES (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Restructuring and Related Costs

The additions and adjustments to the accrued restructuring liability related to the Company’s restructuring plans as described above for the year ended December 31, 2012 are as follows (in thousands):

	December 31, 2011	Additional Costs	Cash Payments	Adjustments	December 31, 2012
Converged Messaging Services:
Lease and facilities exit costs	$609	$—	$(484)	$—	$125
2011 Restructuring Plan:
Severance and related costs	2,833	615	(3,105)	(111)	232
2010 Management Transition:
Severance and related costs	919	—	(889)	(15)	15

Total restructuring plans	$4,361	$615	$(4,478)	$(126)	$372

OTHER (EXPENSE) INCOME (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Schedule of Other Nonoperating Income (Expense)

Other (expense) income consists of the following (in thousands):

	Three Months Ended March 31,
	2012	2013
Interest and other expense:
Interest expense	$8,613	$6,565
Loss on debt modification and extinguishment	—	10,886
Gain on asset disposals	(130)	(65)
Foreign currency transaction (gain) loss	(290)	176

Total	$8,193	$17,562

Interest and other income:
Interest income	$229	$141

Total	$229	$141

Other (expense) income consists of the following (in thousands):

	Year Ended December 31,
	2010	2011	2012
Interest and other expense:
Interest expense	$388	$4,831	$34,200
(Gain) loss on asset disposals	(112)	996	22
Loss on ARS Rights	6,892	—	—
Foreign currency transaction (gain) loss	(173)	452	(67)

Total	$6,995	$6,279	$34,155

Interest and other income:
Interest income	$575	$1,265	$596
ARS trading gains	7,007	—	—
Available-for-sale realized gains	—	701	—

Total	$7,582	$1,966	$596

INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Components of Income Tax Expense (Benefit)

The provision for income taxes, continuing operations, consists of the following components (in thousands):

	Year Ended December 31,
	2010	2011	2012
Current:
Federal	$70,210	$54,615	$76,563
State	14,708	12,076	16,408

Total current	84,918	66,691	92,971

Deferred:
Federal	(1,133)	12,113	(4,733)
State	(1,503)	2,333	(1,225)

Total deferred	(2,636)	14,446	(5,958)

Total provision for income taxes, continuing operations	$82,282	$81,137	$87,013

Schedule of Effective Income Tax Rate Reconciliation

A reconciliation of the statutory United States income tax rate to the effective income tax rate for continuing operations follows:

	Year Ended December 31,
	2010	2011	2012
Statutory federal tax rate	35.0%	35.0%	35.0%
State taxes (net of federal benefit)	4.3	4.5	4.3
Domestic production activities deduction	—	—	(3.4)
Other	0.8	0.1	(0.1)
Change in valuation allowance	(0.2)	—	—

Effective tax rate, continuing operations	39.9%	39.6%	35.8%

Schedule of Deferred Tax Assets and Liabilities

Significant components of the Company’s net deferred income taxes are as follows (in thousands):

	December 31,
	2011	2012
Deferred tax assets:
Domestic NOL carryforwards	$11,088	$9,538
Foreign NOL carryforwards	43,748	1,785
Restructuring accrual	1,374	20
Deferred revenue	4,234	4,078
Accrued compensation	5,437	6,344
Stock-based compensation expense	21,832	17,795
Realized losses on investments	1,189	1,181
Deferred rent	4,638	5,375
Other	3,410	2,295

Total deferred tax assets	96,950	48,411
Valuation allowance	(45,971)	(3,965)

Total deferred tax assets, net	50,979	44,446

Deferred tax liabilities:
Unbilled receivables	(2,184)	(2,507)
Depreciation and amortization	(39,859)	(46,141)
Identifiable intangible assets	(118,246)	(99,598)
Deferred costs	(3,493)	(3,213)
Other	(417)	(424)

Total deferred tax liabilities	(164,199)	(151,883)

Net deferred tax liabilities	$(113,220)	$(107,437)

Reconciliation of Unrecognized Income Tax Benefits

The net increase in the liability for unrecognized income tax benefits is as follows (in thousands):

Balance at January 1, 2010	$1,072
Increase related to current year tax positions	95
Increase related to prior year tax positions	—
Reductions due to lapse in statutes of limitations	(8)

Balance at December 31, 2010	1,159
Increase related to current year tax positions	195
Increase related to prior year tax positions	715
Positions assumed in TARGUSinfo acquisition	259
Reductions due to lapse in statutes of limitations	(618)
Settlements	(144)

Balance at December 31, 2011	1,566
Increase related to current year tax positions	802
Increase related to prior year tax positions	2,739
Positions assumed in TARGUSinfo acquisition	147
Reductions due to lapse in statutes of limitations	(545)
Settlements	(306)

Balance at December 31, 2012	$4,403

STOCKHOLDERS' EQUITY (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions

The following are the weighted-average assumptions used in valuing the stock options granted during the years ended December 31, 2010 and 2011, and a discussion of the Company’s assumptions.

	Year Ended December 31,
	2010	2011
Dividend yield	—%	—%
Expected volatility	39.13%	37.16%
Risk-free interest rate	2.07%	1.56%
Expected life of options (in years)	4.42	4.41

Schedule of Share-based Compensation, Stock Options, Activity

The following table summarizes the Company’s stock option activity:

	Shares	Weighted- Average Exercise Price	Aggregate Intrinsic Value (in millions)	Weighted- Average Remaining Contractual Life (in years)
Outstanding at December 31, 2012	3,296,040	$24.81
Options granted	—	—
Options exercised	(251,988)	24.28
Options forfeited	(147,508)	28.35

Outstanding at March 31, 2013	2,896,544	$24.68	$63.3	6.82

Exercisable at March 31, 2013	1,497,514	$23.65	$34.3	6.19

The following table summarizes the Company’s stock option activity:

	Shares	Weighted- Average Exercise Price	Aggregate Intrinsic Value (in millions)	Weighted Average Remaining Contractual Life (in years)
Outstanding at December 31, 2009	5,951,258	$19.37
Options granted	1,951,205	23.16
Options exercised	(596,426)	13.02
Options forfeited	(590,478)	23.41

Outstanding at December 31, 2010	6,715,559	20.68
Options granted	2,425,873	26.93
Options exercised	(2,339,890)	16.79
Options forfeited	(637,286)	24.17
Increase due to acquisition	369,570	22.29

Outstanding at December 31, 2011	6,533,826	24.15
Options granted	—	—
Options exercised	(2,499,843)	23.68
Options forfeited	(737,943)	22.76

Outstanding at December 31, 2012	3,296,040	$24.81	$56.4	6.86

Exercisable at December 31, 2012	1,573,865	$24.26	$27.8	6.17

Exercisable at December 31, 2011	2,651,973	$23.63	$28.0	2.98

Exercisable at December 31, 2010	3,620,689	$19.95	$29.1	3.25

Schedule of Information Regarding Options Outstanding

The following table summarizes information regarding options outstanding at December 31, 2012:

	Options Outstanding		Weighted- Average Remaining Contractual Life (in years)	Options Exercisable
Range of Exercise Price	Number of Options Outstanding	Weighted- Average Exercise Price		Number of Options Exercisable	Weighted- Average Exercise Price
$0.00 – $4.64	17,687	$4.64	0.82	17,687	$4.64
$4.65 – $6.43	28,563	6.32	1.28	28,563	6.32
$6.44 – $10.29	7,140	9.12	4.60	3,600	8.47
$10.30 – $15.39	234,115	15.31	5.92	201,346	15.38
$15.40 – $22.82	912,039	21.71	7.13	363,197	22.39
$22.83 – $27.85	1,596,497	26.36	7.44	699,793	26.36
$27.86 – $31.36	174,684	30.18	4.15	119,865	30.19
$31.37 – $34.84	325,315	32.92	6.26	139,814	32.90

	3,296,040	$24.81	6.86	1,573,865	$24.26

Schedule of Share-based Compensation, Restricted Stock Units Award Activity

The following table summarizes the Company’s non-vested restricted stock activity for the three months ended March 31, 2013:

	Shares	Weighted- Average Grant Date Fair Value	Aggregate Intrinsic Value (in millions)
Outstanding at December 31, 2012	305,390	$24.20
Restricted stock granted	—	—
Restricted stock vested	(82,812)	24.88
Restricted stock forfeited	(8,292)	25.21

Outstanding at March 31, 2013	214,286	$23.90	$10.0

The following table summarizes the Company’s non-vested restricted stock activity:

	Shares	Weighted- Average Grant Date Fair Value	Aggregate Intrinsic Value (in millions)
Outstanding at December 31, 2009	353,157	$22.64
Restricted stock granted	330,890	23.18
Restricted stock vested	(85,619)	24.76
Restricted stock forfeited	(63,838)	22.60

Outstanding at December 31, 2010	534,590	22.82
Restricted stock granted	402,670	27.04
Restricted stock vested	(185,433)	26.20
Restricted stock forfeited	(106,832)	24.80

Outstanding at December 31, 2011	644,995	24.16
Restricted stock granted	—	—
Restricted stock vested	(230,435)	23.98
Restricted stock forfeited	(109,170)	24.44

Outstanding at December 31, 2012	305,390	$24.20	$12.8

Schedule of Nonvested Performance-based Units Activity

The following table summarizes the Company’s non-vested PVRSU activity for the three months ended March 31, 2013:

	Shares	Weighted- Average Grant Date Fair Value	Aggregate Intrinsic Value (in millions)
Non-vested December 31, 2012	971,023	$31.72
Granted	695,068	44.08
Incremental achieved (1)	170,225	36.32
Vested	(159,346)	22.85
Forfeited	(23,239)	33.99

Non-vested March 31, 2013	1,653,731	$38.21	$76.9

(1)	Incremental achieved represents the additional awards above the target grant resulting from the achievement of performance goals above the performance targets established at grant date.

The following table summarizes the Company’s non-vested PVRSU activity:

	Shares	Weighted- Average Grant Date Fair Value	Aggregate Intrinsic Value (in millions)
Non-vested December 31, 2009	839,786	$21.17
Granted	266,580	22.84
Vested	(6,000)	29.32
Forfeited	(259,443)	28.01

Non-vested December 31, 2010	840,923	19.53
Granted	234,112	26.45
Vested	—	—
Forfeited	(240,660)	24.74

Non-vested December 31, 2011	834,375	19.97
Granted	602,175	36.34
Vested	(582,281)	15.58
Forfeited	(95,149)	27.88

Non-vested December 31, 2012	759,120	$35.34	$31.8

Schedule of Nonvested Restricted Stock Units Activity

The following table summarizes the Company’s restricted stock units activity for the three months ended March 31, 2013:

	Shares	Weighted- Average Grant Date Fair Value	Aggregate Intrinsic Value (in millions)
Outstanding at December 31, 2012	922,550	$33.20
Granted	27,710	44.37
Vested	(140,621)	36.37
Forfeited	(6,491)	37.07

Outstanding at March 31, 2013	803,148	$33.00	$37.4

The following table summarizes the Company’s restricted stock units activity:

	Shares	Weighted- Average Grant Date Fair Value	Aggregate Intrinsic Value (in millions)
Outstanding at December 31, 2009	163,111	$25.13
Granted	68,754	21.31
Vested	—	—
Forfeited	—	—

Outstanding at December 31, 2010	231,865	23.99
Granted	46,933	26.64
Vested	(29,110)	24.39
Forfeited	(750)	25.84

Outstanding at December 31, 2011	248,938	24.44
Granted	731,878	36.12
Vested	(26,426)	26.46
Forfeited	(31,840)	37.27

Outstanding at December 31, 2012	922,550	$33.20	$38.7

BASIC AND DILUTED NET INCOME PER COMMON SHARE (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Schedule of Earnings Per Share Reconciliation

The following table provides a reconciliation of the numerators and denominators used in computing basic and diluted net income per common share (in thousands, except per share data):

	Three Months Ended
	March 31,
	2012	2013
Computation of basic net income per common share:
Net income	$33,962	$33,764

Weighted average common shares and participating securities outstanding – basic	67,205	66,184

Basic net income per common share	$0.51	$0.51

Computation of diluted net income per common share:
Weighted average common shares and participating securities outstanding – basic	67,205	66,184
Effect of dilutive securities:
Stock-based awards	1,273	1,430

Weighted average common shares outstanding – diluted	68,478	67,614

Diluted net income per common share	$0.50	$0.50

The following table provides a reconciliation of the numerators and denominators used in computing basic and diluted net income per common share (in thousands, except per share data):

	Year Ended December 31,
	2010	2011	2012
Computation of basic net income (loss) per common share:
Income from continuing operations	$124,028	$123,574	$156,087
(Loss) income from discontinued operations, net of tax	(17,819)	37,249	—

Net income	$106,209	$160,823	$156,087

Weighted average common shares and participating securities outstanding — basic	74,555	72,974	66,737

Basic net income (loss) per common share from:
Continuing operations	$1.66	$1.69	$2.34
Discontinued operations	(0.24)	0.51	—

Basic net income per common share	$1.42	$2.20	$2.34

Computation of diluted net income (loss) per common share:
Weighted average common shares and participating securities outstanding — basic	74,555	72,974	66,737
Effect of dilutive securities:
Stock-based awards	1,510	1,522	1,219

Weighted average common shares outstanding — diluted	76,065	74,496	67,956

Diluted net income (loss) per common share from:
Continuing operations	$1.63	$1.66	$2.30
Discontinued operations	(0.23)	0.50	—

Diluted net income per common share	$1.40	$2.16	$2.30

ACCUMULATED OTHER COMPREHENSIVE INCOME (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Reconciliation of Changes in Accumulated Other Comprehensive Income Net of Tax

The following table provides a reconciliation of the changes in accumulated other comprehensive income, net of tax, by component (in thousands):

	Unrealized Gains and Losses on Investments	Foreign Currency Translation Adjustment	Total
Balance at December 31, 2012	$142	$(909)	$(767)
Other comprehensive income (loss) before reclassifications	(65)	34	(31)
Amounts reclassified from accumulated other comprehensive income (loss)	—	—	—

Net current-period other comprehensive income	(65)	34	(31)

Balance at March 31, 2013	$77	$(875)	$(798)

The following table provides a reconciliation of the changes in accumulated other comprehensive income, net of tax, by component (in thousands):

	Gains and Losses on Investments	Currency Translation Adjustment	Total
Balance at December 31, 2009	$124	$(587)	$(463)
Other comprehensive income (loss)	277	42	319

Balance at December 31, 2010	401	(545)	(144)
Other comprehensive income (loss)	(451)	(163)	(614)

Balance at December 31, 2011	(50)	(708)	(758)
Other comprehensive income (loss)	192	(201)	(9)

Balance at December 31, 2012	$142	$(909)	$(767)

SEGMENT INFORMATION (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Schedule of Segment Reporting Information, by Segment

Information for the three months ended March 31, 2012 and 2013 regarding the Company’s reportable segments was as follows (in thousands):

	Three Months Ended
	March 31,
	2012	2013
Revenue:
Carrier Services	$124,373	$132,171
Enterprise Services	39,485	44,779
Information Services	35,724	39,466

Total revenue	$199,582	$216,416

Segment contribution:
Carrier Services	$108,446	$114,394
Enterprise Services	16,731	20,903
Information Services	18,014	17,768

Total segment contribution	143,191	153,065

Indirect operating expenses:
Cost of revenue (excluding depreciation and amortization shown separately below)	24,269	25,161
Sales and marketing	5,730	6,835
Research and development	4,860	4,284
General and administrative	20,718	21,292
Depreciation and amortization	22,706	24,665
Restructuring charges	522	2

Income from operations	$64,386	$70,826

Information for the years ended December 31, 2010, 2011, and 2012 regarding the Company’s reportable segments from continuing operations was as follows (in thousands):

	Year Ended December 31,
	2010	2011	2012
Revenue:
Carrier Services	$391,762	$447,894	$502,085
Enterprise Services	129,104	151,390	170,440
Information Services	—	21,171	158,863

Total revenue	$520,866	$620,455	$831,388

Segment contribution:
Carrier Services	$352,317	$391,000	$438,213
Enterprise Services	59,284	65,080	73,466
Information Services	—	12,583	77,291

Total segment contribution	411,601	468,663	588,970

Indirect operating expenses:
Cost of revenue (excluding depreciation and amortization shown separately below)	75,690	83,990	98,777
Sales and marketing	16,345	17,340	23,632
Research and development	11,871	16,234	16,644
General and administrative	63,750	92,317	79,814
Depreciation and amortization	32,861	46,209	92,955
Restructuring charges	5,361	3,549	489

Consolidated income from operations	$205,723	$209,024	$276,659

Schedule of Revenue from External Customers and Long-Lived Assets, by Geographical Areas

Geographic area revenues and service offering revenues from external customers for the three months ended March 31, 2012 and 2013, and geographic area long-lived assets as of December 31, 2012 and March 31, 2013 are as follows (in thousands):

	Three Months Ended
	March 31,
	2012	2013
Revenues by geographical areas:
North America	$189,348	$205,062
Europe and Middle East	6,293	7,182
Other regions	3,941	4,172

Total revenues	$199,582	$216,416

Revenues by service offerings:
Carrier Services:
Numbering Services	$110,489	$118,140
Order Management Services	10,910	9,802
IP Services	2,974	4,229

Total Carrier Services	124,373	132,171
Enterprise Services:
Internet Infrastructure Services	21,723	23,797
Registry Services	17,762	20,982

Total Enterprise Services	39,485	44,779
Information Services:
Identification Services	22,719	22,696
Verification & Analytics Services	8,236	11,361
Local Search & Licensed Data Services	4,769	5,409

Total Information Services	35,724	39,466

Total revenues	$199,582	$216,416

	December 31, 2012	March 31, 2013
Long-lived assets, net
North America	$406,973	$389,813
Central America	16	13
Europe and Middle East	10	11
Other regions	1	1

Total long-lived assets, net	$407,000	$389,838

Geographic area revenues and service offering revenues from external customers for the years ended December 31, 2010, 2011 and 2012, and geographic area long-lived assets as of December 31, 2011 and 2012 are as follows (in thousands):

	Year Ended December 31,
	2010	2011	2012
Revenues by geographical areas:
North America	$489,770	$581,914	$787,520
Europe and Middle East	17,057	24,443	27,518
Other regions	14,039	14,098	16,350

Total revenues	$520,866	$620,455	$831,388

Revenues by service offerings:
Carrier Services:
Numbering Services	$361,813	$397,973	$444,615
Order Management Services	19,815	35,804	41,552
IP Services	10,134	14,117	15,918

Total Carrier Services	391,762	447,894	502,085

Enterprise Services:
Internet Infrastructure Services	69,113	82,987	90,771
Registry Services	59,991	68,403	79,669

Total Enterprise Services	129,104	151,390	170,440

Information Services:
Identification Services	—	13,873	93,202
Verification & Analytics Services	—	4,465	45,457
Local Search & Licensed Data Services	—	2,833	20,204

Total Information Services	—	21,171	158,863

Total revenues	$520,866	$620,455	$831,388

		December 31,
		2011	2012
Long-lived assets, net
North America		$438,799	$406,973
Central America		45	16
Europe and Middle East		25	10
Other regions		1	1

Total long-lived assets, net		$438,870	$407,000

QUARTERLY FINANCIAL INFORMATION (UNAUDITED) (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Quarterly Financial Information

The following is unaudited quarterly financial information for the two year period ended December 31, 2012. In management’s opinion, the unaudited financial information has been prepared on the same basis as the audited information and includes all adjustments (consisting only of normal recurring adjustments) necessary for fair presentation of the quarterly financial information presented.

	Quarter Ended
	Mar. 31, 2011	Jun. 30, 2011	Sep. 30, 2011	Dec. 31, 2011
	(in thousands, except per share data)
Summary consolidated statement of operations:
Total revenue	$146,095	$147,683	$152,497	$174,180
Income from operations	56,315	55,235	58,075	39,399
Income from continuing operations	33,465	33,616	37,773	18,720
Income (loss) from discontinued operations	38,510	(1,261)	—	—
Net income	71,975	32,355	37,773	18,720
Basic net income (loss) per common share from:
Continuing operations	$0.45	$0.46	$0.52	$0.26
Discontinued operations	0.52	(0.02)	—	—

Basic net income per common share	$0.97	$0.44	$0.52	$0.26

Diluted net income (loss) per common share from:
Continuing operations	$0.45	$0.45	$0.51	$0.26
Discontinued operations	0.51	(0.02)	—	—

Diluted net income per common share	$0.96	$0.43	$0.51	$0.26

	Quarter Ended
	Mar. 31, 2012	Jun. 30, 2012	Sep. 30, 2012	Dec. 31, 2012
	(in thousands, except per share data)
Summary consolidated statement of operations:
Total revenue	$199,582	$206,462	$211,172	$214,172
Income from operations	64,386	68,360	74,625	69,288
Income from continuing operations	33,962	38,592	45,753	37,780
Income (loss) from discontinued operations	—	—	—	—
Net income	33,962	38,592	45,753	37,780
Basic net income per common share from:
Continuing operations	$0.51	$0.58	$0.69	$0.57
Discontinued operations	—	—	—	—

Basic net income per common share	$0.51	$0.58	$0.69	$0.57

Diluted net income per common share from:
Continuing operations	$0.50	$0.57	$0.68	$0.56
Discontinued operations	—	—	—	—

Diluted net income per common share	$0.50	$0.57	$0.68	$0.56

SUPPLEMENTAL GUARANTOR INFORMATION (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Condensed Consolidated Balance Sheet

CONDENSED CONSOLIDATED BALANCE SHEET

DECEMBER 31, 2012

(in thousands)

	NeuStar,Inc.	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated

ASSETS
Current assets:
Cash and cash equivalents	$330,849	$5,372	$4,034	$—	$340,255
Restricted cash	1,481	845	217	—	2,543
Short-term investments	3,666	—	—	—	3,666
Accounts receivable, net	75,849	54,599	1,357	—	131,805
Unbilled receivables	1,221	5,030	121	—	6,372
Notes receivable	2,740	—	—	—	2,740
Prepaid expenses and other current assets	14,306	3,057	344	—	17,707
Deferred costs	6,989	296	94	—	7,379
Income taxes receivable	7,043	—	—	(447)	6,596
Deferred tax assets	3,278	4,020	—	(605)	6,693
Intercompany receivable	16,856	—	—	(16,856)	—

Total current assets	464,278	73,219	6,167	(17,908)	525,756

Property and equipment, net	92,183	26,303	27	—	118,513
Goodwill	80,911	467,538	23,729	—	572,178
Intangible assets, net	18,025	270,462	—	—	288,487
Notes receivable, long-term	1,008	—	—	—	1,008
Deferred costs, long-term	390	312	—	—	702
Net investments in subsidiaries	703,394	—	—	(703,394)	—
Deferred tax assets, long-term	—	—	710	(710)	—
Other assets, long-term	19,834	236	10	—	20,080

Total assets	$1,380,023	$838,070	$30,643	$(722,012)	$1,526,724

LIABILITIES AND STOCKHOLDERS’ EQUITY
Current liabilities:
Accounts payable	$6,117	$2,819	$333	$—	$9,269
Accrued expenses	65,956	17,382	2,086	—	85,424
Income taxes payable	—	—	447	(447)	—
Deferred revenue	29,031	18,473	1,566	—	49,070
Notes payable	8,125	—	—	—	8,125
Capital lease obligations	1,686	—	—	—	1,686
Deferred tax liabilities	—	—	605	(605)	—
Other liabilities	2,288	1,432	136		3,856
Intercompany payable	—	115	16,741	(16,856)	—

Total current liabilities	113,203	40,221	21,914	(17,908)	157,430

Deferred revenue, long-term	9,234	688	—	—	9,922
Notes payable, long-term	576,688	—	—	—	576,688
Capital lease obligations, long-term	817	—	—	—	817
Deferred tax liabilities, long-term	17,448	97,392	—	(710)	114,130
Other liabilities, long-term	14,772	6,357	—	—	21,129

Total liabilities	732,162	144,658	21,914	(18,618)	880,116
Total stockholders’ equity	647,861	693,412	8,729	(703,394)	646,608

Total liabilities and stockholders’ equity	$1,380,023	$838,070	$30,643	$(722,012)	$1,526,724

CONDENSED CONSOLIDATED BALANCE SHEET

MARCH 31, 2013

(in thousands)

	NeuStar, Inc.	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated

ASSETS
Current assets:
Cash and cash equivalents	$372,074	$817	$3,784	$—	$376,675
Restricted cash	1,481	845	223	—	2,549
Short-term investments	1,564	—	—	—	1,564
Accounts receivable, net	89,160	53,274	1,885	—	144,319
Unbilled receivables	1,200	5,240	172	—	6,612
Notes receivable	2,619	—	—	—	2,619
Prepaid expenses and other current assets	15,528	4,362	454	—	20,344
Deferred costs	6,916	280	95	—	7,291
Deferred tax assets	4,945	3,716	—	(164)	8,497
Intercompany receivable	12,714	—	—	(12,714)	—

Total current assets	508,201	68,534	6,613	(12,878)	570,470

Property and equipment, net	90,071	23,627	25	—	113,723
Goodwill	80,911	467,539	23,728	—	572,178
Intangible assets, net	17,413	258,702	—	—	276,115
Notes receivable, long-term	406	—	—	—	406
Deferred costs, long-term	340	260	—	—	600
Net investments in subsidiaries	704,039	—	—	(704,039)	—
Deferred tax assets, long-term	—	—	2,115	(2,115)	—
Other assets, long-term	26,813	158	8	—	26,979

Total assets	$1,428,194	$818,820	$32,489	$(719,032)	$1,560,471

LIABILITIES AND STOCKHOLDERS’ EQUITY
Current liabilities:
Accounts payable	$1,998	$554	$374	$—	$2,926
Accrued expenses	46,635	11,825	1,307	—	59,767
Income taxes payable	5,026	630	511	—	6,167
Deferred revenue	28,925	18,201	1,261	—	48,387
Notes payable	7,971	—	—	—	7,971
Capital lease obligations	1,105	—	—	—	1,105
Deferred tax liabilities	—	—	164	(164)	—
Other liabilities	1,555	1,245	44	—	2,844
Intercompany payable	—	—	12,714	(12,714)	—

Total current liabilities	93,215	32,455	16,375	(12,878)	129,167

Deferred revenue, long-term	9,291	770	—	—	10,061
Notes payable, long-term	614,271	—	—	—	614,271
Capital lease obligations, long-term	422	—	—	—	422
Deferred tax liabilities, long-term	27,067	92,535	—	(2,115)	117,487
Other liabilities, long-term	15,326	6,266	—	—	21,592

Total liabilities	759,592	132,026	16,375	(14,993)	893,000
Total stockholders’ equity	668,602	686,794	16,114	(704,039)	667,471

Total liabilities and stockholders’ equity	$1,428,194	$818,820	$32,489	$(719,032)	$1,560,471

CONDENSED CONSOLIDATED BALANCE SHEET

DECEMBER 31, 2011

(in thousands)

	NeuStar, Inc.	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated

ASSETS
Current assets:
Cash and cash equivalents	$103,029	$17,136	$2,072	$—	$122,237
Restricted cash	9,198	843	210	—	10,251
Short-term investments	10,545	—	—	—	10,545
Accounts receivable, net	69,468	35,809	997	—	106,274
Unbilled receivables	1,227	4,323	1	—	5,551
Notes receivable	2,786	—	—	—	2,786
Prepaid expenses and other current assets	23,653	6,135	632	—	30,420
Deferred costs	7,446	413	315	—	8,174
Income taxes receivable	23,336	14,538	—	—	37,874
Deferred tax assets	3,372	4,596	—	(240)	7,728
Intercompany receivable	22,171	—	—	(22,171)	—

Total current assets	276,231	83,793	4,227	(22,411)	341,840

Long-term investments	2,506	—	—	—	2,506
Property and equipment, net	74,098	25,934	70	—	100,102
Goodwill	81,173	467,276	23,729	—	572,178
Intangible assets, net	21,013	317,755	—	—	338,768
Notes receivable, long-term	3,748	—	—	—	3,748
Deferred costs, long-term	594	107	—	—	701
Net investments in subsidiaries	752,473	—	—	(752,473)	—
Deferred tax assets, long-term	—	—	373	(373)	—
Other assets, long-term	22,324	393	50	—	22,767

Total assets	$1,234,160	$895,258	$28,449	$(775,257)	$1,382,610

LIABILITIES AND STOCKHOLDERS’ EQUITY
Current liabilities:
Accounts payable	$4,442	$2,517	$426	$—	$7,385
Accrued expenses	66,695	10,922	1,717	—	79,334
Deferred revenue	28,943	10,612	1,525	—	41,080
Notes payable	4,856	—	—	—	4,856
Capital lease obligations	3,065	—	—	—	3,065
Accrued restructuring reserve	3,488	264	609	—	4,361
Deferred tax liabilities	—	—	240	(240)	—
Other liabilities	4,556	750	11	—	5,317
Intercompany payable	—	7,001	15,170	(22,171)	—

Total current liabilities	116,045	32,066	19,698	(22,411)	145,398

Deferred revenue, long-term	9,416	947	—	—	10,363
Notes payable, long-term	584,809	—	—	—	584,809
Capital lease obligations, long-term	1,918	—	—	—	1,918
Deferred tax liabilities, long-term	7,301	114,020	—	(373)	120,948
Other liabilities, long-term	11,644	4,896	—	—	16,540

Total liabilities	731,133	151,929	19,698	(22,784)	879,976
Total stockholders’ equity	503,027	743,329	8,751	(752,473)	502,634

Total liabilities and stockholders’ equity	$1,234,160	$895,258	$28,449	$(775,257)	$1,382,610

CONDENSED CONSOLIDATED BALANCE SHEET

DECEMBER 31, 2012

(in thousands)

	NeuStar, Inc.	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated

ASSETS
Current assets:
Cash and cash equivalents	$330,849	$5,372	$4,034	$—	$340,255
Restricted cash	1,481	845	217	—	2,543
Short-term investments	3,666	—	—	—	3,666
Accounts receivable, net	75,849	54,599	1,357	—	131,805
Unbilled receivables	1,221	5,030	121	—	6,372
Notes receivable	2,740	—	—	—	2,740
Prepaid expenses and other current assets	14,306	3,057	344	—	17,707
Deferred costs	6,989	296	94	—	7,379
Income taxes receivable	7,043	—	—	(447)	6,596
Deferred tax assets	3,278	4,020	—	(605)	6,693
Intercompany receivable	16,856	—	—	(16,856)	—

Total current assets	464,278	73,219	6,167	(17,908)	525,756

Property and equipment, net	92,183	26,303	27	—	118,513
Goodwill	80,911	467,538	23,729	—	572,178
Intangible assets, net	18,025	270,462	—	—	288,487
Notes receivable, long-term	1,008	—	—	—	1,008
Deferred costs, long-term	390	312	—	—	702
Net investments in subsidiaries	703,394	—	—	(703,394)	—
Deferred tax assets, long-term	—	—	710	(710)	—
Other assets, long-term	19,834	236	10	—	20,080

Total assets	$1,380,023	$838,070	$30,643	$(722,012)	$1,526,724

LIABILITIES AND STOCKHOLDERS’ EQUITY
Current liabilities:
Accounts payable	$6,117	$2,819	$333	$—	$9,269
Accrued expenses	65,956	17,382	2,086	—	85,424
Income taxes payable	—	—	447	(447)	—
Deferred revenue	29,031	18,473	1,566	—	49,070
Notes payable	8,125	—	—	—	8,125
Capital lease obligations	1,686	—	—	—	1,686
Accrued restructuring reserve	247	—	125		372
Deferred tax liabilities	—	—	605	(605)	—
Other liabilities	2,041	1,432	11		3,484
Intercompany payable	—	115	16,741	(16,856)	—

Total current liabilities	113,203	40,221	21,914	(17,908)	157,430

Deferred revenue, long-term	9,234	688	—	—	9,922
Notes payable, long-term	576,688	—	—	—	576,688
Capital lease obligations, long-term	817	—	—	—	817
Deferred tax liabilities, long-term	17,448	97,392	—	(710)	114,130
Other liabilities, long-term	14,772	6,357	—	—	21,129

Total liabilities	732,162	144,658	21,914	(18,618)	880,116
Total stockholders’ equity	647,861	693,412	8,729	(703,394)	646,608

Total liabilities and stockholders’ equity	$1,380,023	$838,070	$30,643	$(722,012)	$1,526,724

Condensed Consolidated Statement Of Operations

CONDENSED CONSOLIDATED STATEMENT OF OPERATIONS

THREE MONTHS ENDED MARCH 31, 2012

(in thousands)

	NeuStar, Inc.	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Revenue:	$140,800	$56,815	$2,721	$(754)	$199,582

Operating expense:
Cost of revenue (excluding depreciation and amortization shown separately below)	35,679	7,356	2,342	(479)	44,898
Sales and marketing	17,470	19,855	1,179	(151)	38,353
Research and development	4,383	3,162	179	—	7,724
General and administrative	17,540	3,909	(332)	(124)	20,993
Depreciation and amortization	8,231	14,460	15	—	22,706
Restructuring charges (recoveries)	656	—	(134)	—	522

	83,959	48,742	3,249	(754)	135,196

Income (loss) from operations	56,841	8,073	(528)	—	64,386
Other (expense) income:
Interest and other expense	(8,447)	30	224	—	(8,193)
Interest and other income	264	16	(51)	—	229

Income (loss) before income taxes and equity income (loss) in consolidated subsidiaries	48,658	8,119	(355)	—	56,422
Provision for income taxes	19,313	2,790	357	—	22,460

Income (loss) before equity income (loss) in consolidated subsidiaries	29,345	5,329	(712)	—	33,962
Equity income (loss) in consolidated subsidiaries	4,617	(304)	—	(4,313)	—

Net income (loss)	$33,962	$5,025	$(712)	$(4,313)	$33,962

Comprehensive income (loss)	$33,947	$5,025	$(916)	$(4,313)	$33,743

CONDENSED CONSOLIDATED STATEMENT OF OPERATIONS

THREE MONTHS ENDED MARCH 31, 2013

(in thousands)

	NeuStar, Inc.	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated

Revenue:	$152,164	$62,136	$3,069	$(953)	$216,416

Operating expense:
Cost of revenue (excluding depreciation and amortization shown separately below)	40,421	9,214	428	(766)	49,297
Sales and marketing	18,032	23,042	1,212	(26)	42,260
Research and development	4,026	3,458	—	—	7,484
General and administrative	19,556	1,946	541	(161)	21,882
Depreciation and amortization	9,882	14,776	7	—	24,665
Restructuring charges	2	—	—	—	2

	91,919	52,436	2,188	(953)	145,590

Income from operations	60,245	9,700	881	—	70,826
Other (expense) income:
Interest and other expense	(17,558)	5	(9)	—	(17,562)
Interest and other income	136	1	4	—	141

Income before income taxes and equity income in consolidated subsidiaries	42,823	9,706	876	—	53,405
Provision for income taxes	14,938	4,538	165	—	19,641

Income before equity income in consolidated subsidiaries	27,885	5,168	711	—	33,764
Equity income in consolidated subsidiaries	5,878	312	—	(6,190)	—

Net income	$33,763	$5,480	$711	$(6,190)	$33,764

Comprehensive income	$33,694	$5,480	$749	$(6,190)	$33,733

CONDENSED CONSOLIDATED STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2010

(in thousands)

	NeuStar, Inc.	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated

Revenue	$445,431	$68,164	$7,477	$(206)	$520,866

Operating expense:
Cost of revenue (excluding depreciation and amortization shown separately below)	96,315	10,310	4,749	(92)	111,282
Sales and marketing	53,365	31,674	1,361	(37)	86,363
Research and development	6,884	5,842	1,131	(77)	13,780
General and administrative	62,747	2,276	473	—	65,496
Depreciation and amortization	25,556	5,594	1,711	—	32,861
Restructuring charges	5,336	25	—	—	5,361

	250,203	55,721	9,425	(206)	315,143

Income (loss) from operations	195,228	12,443	(1,948)	—	205,723
Other (expense) income:
Interest and other expense	(7,039)	(48)	92	—	(6,995)
Interest and other income	7,578	4	—	—	7,582

Income (loss) from continuing operations before income taxes and equity loss in consolidated subsidiaries	195,767	12,399	(1,856)	—	206,310
Provision for (benefit from) income taxes, continuing operations	78,746	4,127	(591)	—	82,282

Income (loss) from continuing operations before equity loss in consolidated subsidiaries	117,021	8,272	(1,265)	—	124,028
Equity loss in consolidated subsidiaries	(10,814)	(2,519)	—	13,333	—
Loss from discontinued operations, net of tax	—	—	(17,819)	—	(17,819)

Net income (loss)	$106,207	$5,753	$(19,084)	$13,333	$106,209

Comprehensive income (loss)	$106,575	$5,753	$(19,133)	$13,333	$106,528

CONDENSED CONSOLIDATED STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2011

(in thousands)

	NeuStar, Inc.	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated

Revenue	$510,669	$102,958	$10,039	$(3,211)	$620,455

Operating expense:
Cost of revenue (excluding depreciation and amortization shown separately below)	115,456	16,351	7,817	(1,632)	137,992
Sales and marketing	63,825	40,570	6,109	(649)	109,855
Research and development	9,636	6,085	2,659	(871)	17,509
General and administrative	90,216	4,273	1,887	(59)	96,317
Depreciation and amortization	28,598	16,994	617	—	46,209
Restructuring charges (recoveries)	3,374	248	(73)	—	3,549

	311,105	84,521	19,016	(3,211)	411,431

Income (loss) from operations	199,564	18,437	(8,977)	—	209,024
Other (expense) income:
Interest and other expense	(6,073)	(99)	(107)	—	(6,279)
Interest and other income	2,161	190	(385)	—	1,966

Income (loss) from continuing operations before income taxes and equity loss in consolidated subsidiaries	195,652	18,528	(9,469)	—	204,711
Provision for (benefit from) income taxes, continuing operations	78,777	4,186	(1,826)	—	81,137

Income (loss) from continuing operations before equity loss in consolidated subsidiaries	116,875	14,342	(7,643)	—	123,574
Equity loss in consolidated subsidiaries	(1,074)	(3,213)	—	4,287	—
Income (loss) from discontinued operations, net of tax	45,019	—	(7,770)	—	37,249

Net income (loss)	$160,820	$11,129	$(15,413)	$4,287	$160,823

Comprehensive income (loss)	$160,292	$11,129	$(15,499)	$4,287	$160,209

CONDENSED CONSOLIDATED STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2012

(in thousands)

	NeuStar, Inc.	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated

Revenue	$576,683	$246,640	$10,295	$(2,230)	$831,388

Operating expense:
Cost of revenue (excluding depreciation and amortization shown separately below)	147,921	31,374	8,241	(1,571)	185,965
Sales and marketing	72,708	86,739	4,593	(311)	163,729
Research and development	16,045	13,516	233	—	29,794
General and administrative	69,805	11,988	352	(348)	81,797
Depreciation and amortization	34,467	58,445	43	—	92,955
Restructuring charges (recoveries)	624	—	(135)	—	489

	341,570	202,062	13,327	(2,230)	554,729

Income (loss) from operations	235,113	44,578	(3,032)	—	276,659
Other (expense) income:
Interest and other expense	(34,308)	226	(73)	—	(34,155)
Interest and other income	666	54	(124)	—	596

Income (loss) before income taxes and equity income (loss) in consolidated subsidiaries	201,471	44,858	(3,229)	—	243,100
Provision for income taxes	69,701	15,695	1,617	—	87,013

Income (loss) before equity income (loss) in consolidated subsidiaries	131,770	29,163	(4,846)	—	156,087
Equity income (loss) in consolidated subsidiaries	24,317	(2,787)	—	(21,530)	—

Net income (loss)	$156,087	$26,376	$(4,846)	$(21,530)	$156,087

Comprehensive income (loss)	$156,869	$26,224	$(5,485)	$(21,530)	$156,078

Condensed Consolidated Statement Of Cash Flows

CONDENSED CONSOLIDATED STATEMENT OF CASH FLOWS

THREE MONTHS ENDED MARCH 31, 2012

(in thousands)

	NeuStar, Inc.	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated

Net cash provided by operating activities	$71,423	$6,860	$2,531	$(20,786)	$60,028
Investing activities:
Purchases of property and equipment	(7,794)	(1,853)	—	—	(9,647)
Sales and maturities of investments	1,403	—	—	—	1,403

Net cash used in investing activities	(6,391)	(1,853)	—	—	(8,244)
Financing activities:
Increase of restricted cash	—	—	(7)	—	(7)
Payments under notes payable obligations	(1,500)	—	—	—	(1,500)
Principal repayments on capital lease obligations	(900)	—	—	—	(900)
Proceeds from exercise of common stock options	32,084	—	—	—	32,084
Excess tax benefits from stock-based compensation	6,539	—	(6)	—	6,533
Repurchase of restricted stock awards	(8,913)	—	—	—	(8,913)
Repurchase of common stock	(23,837)	—	—	—	(23,837)
Distribution to parent	—	(18,348)	(2,438)	20,786	—

Net cash provided by (used in) financing activities	3,473	(18,348)	(2,451)	20,786	3,460
Effect of foreign exchange rates on cash and cash equivalents	(110)	—	(203)	—	(313)

Net increase (decrease) in cash and cash equivalents	68,395	(13,341)	(123)	—	54,931
Cash and cash equivalents at beginning of period	103,029	17,136	2,072	—	122,237

Cash and cash equivalents at end of period	$171,424	$3,795	$1,949	$—	$177,168

CONDENSED CONSOLIDATED STATEMENT OF CASH FLOWS

THREE MONTHS ENDED MARCH 31, 2013

(in thousands)

	NeuStar, Inc.	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated

Net cash provided by (used in) operating activities	$58,356	$4,287	$(2,041)	$(8,759)	$51,843
Investing activities:
Purchases of property and equipment	(13,072)	(341)	(4)	—	(13,417)
Sales and maturities of investments	2,020	—	—	—	2,020
Investment in subsidiary	(1,902)	—	—	1,902	—

Net cash used in investing activities	(12,954)	(341)	(4)	1,902	(11,397)
Financing activities:
Increase of restricted cash	—	—	(6)	—	(6)
Proceeds from notes payable, net of discount	624,244	—	—	—	624,244
Extinguishment of note payable	(592,500)	—	—	—	(592,500)
Debt issuance costs	(11,410)	—	—	—	(11,410)
Payments under notes payable obligations	(2,031)	—	—	—	(2,031)
Principal repayments on capital lease obligations	(976)	—	—	—	(976)
Proceeds from exercise of common stock options	6,256	—	—	—	6,256
Excess tax benefits from stock-based compensation	3,094	73	46	—	3,213
Repurchase of restricted stock awards	(6,392)	—	—	—	(6,392)
Repurchase of common stock	(24,445)	—	—	—	(24,445)
Distribution to parent	—	(8,574)	(185)	8,759	—
Investment by parent	—	—	1,902	(1,902)	—

Net cash (used in) provided by financing activities	(4,160)	(8,501)	1,757	6,857	(4,047)
Effect of foreign exchange rates on cash and cash equivalents	(17)	—	38	—	21

Net increase (decrease) in cash and cash equivalents	41,225	(4,555)	(250)	—	36,420
Cash and cash equivalents at beginning of period	330,849	5,372	4,034	—	340,255

Cash and cash equivalents at end of period	$372,074	$817	$3,784	$—	$376,675

CONDENSED CONSOLIDATED STATEMENT OF CASH FLOWS

YEAR ENDED DECEMBER 31, 2010

(in thousands)

	NeuStar, Inc.	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated

Net cash provided by (used in) operating activities	$153,972	$9,307	$(7,031)	$(11,471)	$144,777
Investing activities:
Purchases of property and equipment	(28,176)	(8,371)	(1,530)	—	(38,077)
Sales and maturities of investments	37,725	—	—	—	37,725
Purchases of investments	(50,762)	—	—	—	(50,762)
Businesses acquired, net of cash acquired	(21,658)	—	—	—	(21,658)

Net cash used in investing activities	(62,871)	(8,371)	(1,530)	—	(72,772)
Financing activities:
Increase in restricted cash	—	—	(44)	—	(44)
Principal repayments on notes payable	(987)	—	—	—	(987)
Principal repayments on capital lease obligations	(12,208)	—	—	—	(12,208)
Proceeds from exercise of common stock options	7,766	—	—	—	7,766
Excess tax benefits from stock-based compensation	1,615	—	(2)	—	1,613
Repurchase of restricted stock awards	(691)	—	—	—	(691)
Repurchase of common stock	(40,400)	—	—	—	(40,400)
Distribution to parent	—	—	(11,471)	11,471	—
Intercompany note	(20,021)	—	20,021	—	—

Net cash (used in) provided by financing activities	(64,926)	—	8,504	11,471	(44,951)
Effect of foreign exchange rates on cash and cash equivalents	(16)	—	(49)	—	(65)

Net increase (decrease) in cash and cash equivalents	26,159	936	(106)	—	26,989
Cash and cash equivalents at beginning of year	302,452	—	2,129	—	304,581

Cash and cash equivalents at end of year	$328,611	$936	$2,023	$—	$331,570

CONDENSED CONSOLIDATED STATEMENT OF CASH FLOWS

YEAR ENDED DECEMBER 31, 2011

(in thousands)

	NeuStar, Inc.	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated

Net cash provided by (used in) operating activities	$212,190	$32,789	$(13,226)	$(5,340)	$226,413
Investing activities:
Purchases of property and equipment, net	(33,986)	(12,763)	964	—	(45,785)
Sales and maturities of investments	116,128	—	—	—	116,128
Purchases of investments	(81,239)	—	—	—	(81,239)
Businesses acquired, net of cash acquired	(695,547)	—	—	—	(695,547)
Investment in subsidiary	(13,633)	—	—	13,633	—

Net cash (used in) provided by investing activities	(708,277)	(12,763)	964	13,633	(706,443)
Financing activities:
(Increase) decrease in restricted cash	(9,199)	—	347	—	(8,852)
Proceeds from note payable	591,000	—	—	—	591,000
Principal repayments on notes payable	(1,500)	—	—	—	(1,500)
Principal repayments on capital lease obligations	(7,171)	—	—	—	(7,171)
Debt issuance costs	(20,418)	—	—	—	(20,418)
Proceeds from exercise of common stock options	39,278	—	—	—	39,278
Excess tax benefits from stock-based compensation	4,536	(9)	14	—	4,541
Repurchase of restricted stock awards	(1,641)	—	—	—	(1,641)
Repurchase of common stock	(324,301)	—	—	—	(324,301)
Distribution to parent	—	(3,817)	(1,523)	5,340	—
Investment by parent	—	—	13,633	(13,633)	—

Net cash provided by financing activities	270,584	(3,826)	12,471	(8,293)	270,936
Effect of foreign exchange rates on cash and cash equivalents	(79)	—	(160)	—	(239)

Net (decrease) increase in cash and cash equivalents	(225,582)	16,200	49	—	(209,333)
Cash and cash equivalents at beginning of year	328,611	936	2,023	—	331,570

Cash and cash equivalents at end of year	$103,029	$17,136	$2,072	$—	$122,237

CONDENSED CONSOLIDATED STATEMENT OF CASH FLOWS

YEAR ENDED DECEMBER 31, 2012

(in thousands)

	NeuStar, Inc.	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated

Net cash provided by (used in) operating activities	$306,957	$95,202	$(2,637)	$(95,955)	$303,567
Investing activities:
Purchases of property and equipment	(41,574)	(11,520)	—	—	(53,094)
Sales and maturities of investments	10,316	—	—	—	10,316
Purchases of investments	(1,494)	—	—	—	(1,494)
Escrow recoveries from business acquired	706	—	—	—	706
Investment in subsidiary	(5,859)	—	—	5,859	—

Net cash used in investing activities	(37,905)	(11,520)	—	5,859	(43,566)
Financing activities:
Decrease (increase) in restricted cash	7,715	—	(7)	—	7,708
Principal repayments on notes payable	(6,000)	—	—	—	(6,000)
Principal repayments on capital lease obligations	(3,494)	—	—	—	(3,494)
Proceeds from exercise of common stock options	59,056	—	—	—	59,056
Excess tax benefits from stock-based compensation	8,994	1	46	—	9,041
Repurchase of restricted stock awards	(10,212)	—	—	—	(10,212)
Repurchase of common stock	(98,040)	—	—	—	(98,040)
Distribution to parent	—	(95,295)	(660)	95,955	—
Investment by parent	—	—	5,859	(5,859)	—

Net cash (used in) provided by financing activities	(41,981)	(95,294)	5,238	90,096	(41,941)
Effect of foreign exchange rates on cash and cash equivalents	749	(152)	(639)	—	(42)

Net increase (decrease) in cash and cash equivalents	227,820	(11,764)	1,962	—	218,018
Cash and cash equivalents at beginning of year	103,029	17,136	2,072	—	122,237

Cash and cash equivalents at end of year	$330,849	$5,372	$4,034	$—	$340,255

Estimated Fair Values of Financial Instruments (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Carrying Amount
Cash and cash equivalents	$ 376,675	$ 340,255	$ 177,168	$ 122,237	$ 331,570	$ 304,581
Restricted cash (current assets)	2,549	2,543		10,251
Short-term investments	1,564	3,666		10,545
Notes receivable (including current portion)	3,025	3,748		6,534
Marketable securities (other assets, long-term)	4,621	4,458		4,008
Long-term investments				2,506
Deferred compensation (other liabilities long-term)	4,042	3,874		4,028
Note payable	622,242	584,813		589,665
Senior Notes	300,000
Fair Value
Cash and cash equivalents	376,675	340,255		122,237
Restricted cash (current assets)	2,549	2,543		10,251
Short-term investments	1,564	3,666		10,545
Notes receivable (including current portion)	3,025	3,748		6,534
Marketable securities (other assets, long-term)	4,621	4,458		4,008
Long-term investments				2,506
Deferred compensation (other liabilities long-term)	4,042	3,874		4,028
Term facility (including current portion)		584,813		589,665
2011 Term Facility
Carrying Amount
Note payable		584,813
Fair Value
Term facility (including current portion)		584,813
2013 Term Facility
Carrying Amount
Note payable	322,242
Fair Value
Term facility (including current portion)	322,242
Senior Notes
Carrying Amount
Senior Notes	300,000
Fair Value
Term facility (including current portion)	$ 300,000

Summary of Significant Accounting Policies - Additional Information (Detail) (USD $)	3 Months Ended		12 Months Ended			3 Months Ended					3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2010 Converged Messaging Services	Dec. 31, 2011 Collateral for Letter of Credit	Mar. 31, 2013 Deposits on Leased Facilities	Dec. 31, 2012 Deposits on Leased Facilities	Dec. 31, 2011 Deposits on Leased Facilities	Dec. 31, 2010 Property and equipment Converged Messaging Services	Dec. 31, 2010 Intangible Assets Converged Messaging Services	Dec. 31, 2012 Order Management Services Minimum Carrier Services	Dec. 31, 2012 Order Management Services Maximum Carrier Services	Dec. 31, 2012 Licensed Order Management Services Minimum	Dec. 31, 2012 Licensed Order Management Services Maximum	Dec. 31, 2012 DNS Services Minimum Enterprise Services	Dec. 31, 2012 DNS Services Maximum Enterprise Services	Dec. 31, 2012 Internet Domain Registry Services Minimum Enterprise Services	Dec. 31, 2012 Internet Domain Registry Services Maximum Enterprise Services	Dec. 31, 2012 Common Short Code Services Minimum Enterprise Services	Dec. 31, 2012 Common Short Code Services Maximum Enterprise Services	Dec. 31, 2012 Acquired Technology and Software Development Minimum	Dec. 31, 2012 Acquired Technology and Software Development Maximum	Dec. 31, 2012 North American Portability Management LLC Contract	Dec. 31, 2011 North American Portability Management LLC	Dec. 31, 2010 North American Portability Management LLC	Dec. 31, 2009 North American Portability Management LLC	Dec. 31, 2011 North American Portability Management LLC Additional	Dec. 31, 2010 North American Portability Management LLC Additional
Significant Accounting Policies [Line Items]
Restricted cash			$ 2,500,000	$ 10,300,000			$ 9,200,000	$ 2,500,000	$ 2,500,000	$ 1,100,000
Revenue Recovery Collections (RRC) fee																									0.65%			0.75%
Accrued Revenue Recovery Collections (RRC) fees			2,621,000	2,441,000																					2,600,000	2,400,000
Allowance for doubtful accounts	3,013,000		2,161,000	1,942,000
Bad debt expense	1,575,000	702,000	4,086,000	2,596,000	2,600,000
Impairment of long-lived assets					8,495,000	8,500,000					7,900,000	600,000
Estimated useful lives																							3 years	5 years
Capitalized costs related to internal use software			30,300,000	28,600,000
Amortization expense related to internal use software			24,100,000	17,300,000	15,200,000
Number of contracts with North American Portability Management LLC (NAPM)																									7
Contracts, annual base fee																									410,700,000	385,600,000	362,100,000
Contracts, base fee price escalator																									6.50%
Contracts, fixed credit																										5,000,000	25,000,000
Fee recognition terms																									The Company determines the fixed and determinable fee under these contracts on an annual basis at the beginning of each year and recognizes this fee in its Carrier Services operating segment on a straight-line basis over twelve months.
Contracts, fixed and determinable fee																									410,700,000	365,600,000	322,100,000
Contracts, additional credit																													15,000,000	15,000,000
Contracts, additional credit earned by customers																													15,000,000	15,000,000
Contract revenue																									418,200,000	374,400,000	337,100,000
Contract Term													1 year	3 years	3 months	2 years	1 year	3 years	1 year	10 years	3 months	12 months
Advertising expense			12,700,000	6,600,000	6,700,000
Excess tax benefits as a financing cash inflow	3,213,000	6,533,000	9,041,000	4,541,000	1,613,000
Likelihood of dispute being realized with taxing authority			It is more likely than not (i.e., a probability of greater than 50 percent) that the tax position would be sustained as filed. If a position is determined to be more likely than not of being sustained, the reporting enterprise should recognize the largest amount of tax benefit that is greater than 50 percent likely of being realized upon ultimate settlement with the taxing authority.
Comprehensive income	$ 33,733,000	$ 33,743,000	$ 156,078,000	$ 160,209,000	$ 106,528,000

Estimated Useful Lives of Assets (Detail)	12 Months Ended
Dec. 31, 2012
Computer hardware | Minimum
Property, Plant and Equipment [Line Items]
Estimated useful lives	3 years
Computer hardware | Maximum
Property, Plant and Equipment [Line Items]
Estimated useful lives	5 years
Equipment
Property, Plant and Equipment [Line Items]
Estimated useful lives	5 years
Furniture and fixtures | Minimum
Property, Plant and Equipment [Line Items]
Estimated useful lives	5 years
Furniture and fixtures | Maximum
Property, Plant and Equipment [Line Items]
Estimated useful lives	7 years
Leasehold improvements
Property, Plant and Equipment [Line Items]
Estimated useful lives	Lesser of related lease term or useful life

Amortization of Identifiable Intangible Assets (Detail)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Acquired technology
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets useful life	4 years 9 months 18 days	4 years 9 months 18 days	4 years 9 months 18 days
Intangible assets amortization method		Straight-line
Acquired technology | Minimum
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets useful life		3 years
Acquired technology | Maximum
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets useful life		5 years
Customer Lists And Relationships
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets useful life	7 years 10 months 24 days	7 years 10 months 24 days	7 years 10 months 24 days
Intangible assets amortization method		Various
Customer Lists And Relationships | Minimum
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets useful life		3 years
Customer Lists And Relationships | Maximum
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets useful life		10 years
Trade names and Trademarks
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets amortization method		Straight-line
Trade names and Trademarks | Minimum
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets useful life		3 years
Trade names and Trademarks | Maximum
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets useful life		3 years

Acquisitions and Discontinued Operations - Additional Information (Detail) (USD $)	3 Months Ended		12 Months Ended				3 Months Ended			12 Months Ended		3 Months Ended	12 Months Ended		1 Months Ended		1 Months Ended		1 Months Ended		12 Months Ended											12 Months Ended				12 Months Ended			12 Months Ended		1 Months Ended		12 Months Ended			12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 Segment, Discontinued Operations	Mar. 31, 2011 Worthless stock deduction	Mar. 31, 2011 Converged Messaging Services	Mar. 31, 2013 Acquired technology	Dec. 31, 2012 Acquired technology	Dec. 31, 2011 Acquired technology	Mar. 31, 2013 Trade name	Dec. 31, 2012 Trade name	Dec. 31, 2011 Trade name	Jul. 31, 2011 Evolving Systems Inc	Jul. 02, 2011 Evolving Systems Inc	Jul. 31, 2011 Evolving Systems Inc Customer relationships	Jul. 02, 2011 Evolving Systems Inc Customer relationships	Jul. 31, 2011 Evolving Systems Inc Acquired technology	Jul. 02, 2011 Evolving Systems Inc Acquired technology	Dec. 31, 2012 TARGUSinfo	Dec. 31, 2011 TARGUSinfo	Nov. 08, 2011 TARGUSinfo	Dec. 31, 2012 TARGUSinfo Income Tax Receivable	Nov. 08, 2011 TARGUSinfo Income Tax Receivable	Dec. 31, 2012 TARGUSinfo Accrued Liability for potential sales tax and interest due	Nov. 08, 2011 TARGUSinfo Accrued Liability for potential sales tax and interest due	Nov. 08, 2011 TARGUSinfo Expensed for Post-Combination Services	Nov. 08, 2011 TARGUSinfo Included in Purchase Price	Nov. 08, 2011 TARGUSinfo Escrow Account Deposit	Dec. 31, 2012 TARGUSinfo Escrow Deposit	Dec. 31, 2012 TARGUSinfo Escrow Account Deposit for Indemnification Claims	Nov. 08, 2011 TARGUSinfo Escrow Account Deposit for Indemnification Claims	Nov. 08, 2011 TARGUSinfo Escrow Account Deposit for Purchase Price Allocation Adjustments	Nov. 08, 2011 TARGUSinfo Escrow Account Deposit for Reimbursement of Costs and Expenses	Dec. 31, 2012 TARGUSinfo Customer relationships	Dec. 31, 2012 TARGUSinfo Acquired technology	Dec. 31, 2012 TARGUSinfo Trade name	Dec. 31, 2012 TARGUSinfo Trade names and Trademarks	Dec. 31, 2012 TARGUSinfo Developed Technology	Nov. 30, 2011 TARGUSinfo Unvested Options	Jul. 07, 2010 BrowserMob	Dec. 31, 2012 BrowserMob Customer relationships	Dec. 31, 2012 BrowserMob Acquired technology	Oct. 27, 2010 Quova Inc	Dec. 31, 2012 Quova Inc Customer relationships	Dec. 31, 2012 Quova Inc Acquired technology	Dec. 31, 2012 Quova Inc Trade name	Dec. 31, 2012 Quova Inc Trademarks
Business Acquisition [Line Items]
Business acquisition, cash consideration																$ 39,000,000							$ 656,600,000							$ 43,500,000	$ 15,800,000	$ 15,000,000	$ 40,000,000	$ 3,000,000	$ 500,000							$ 2,200,000			$ 21,700,000
Business acquisition purchase price, goodwill																20,300,000					427,227,000		429,700,000																			1,100,000			5,100,000
Business acquisition purchase price allocation, definite-lived intangible assets																21,700,000		18,900,000		2,800,000			310,200,000													256,700,000	46,500,000	7,000,000				1,000,000			15,000,000
Definite-lived assets, amortization period									4 years 9 months 18 days	4 years 9 months 18 days	4 years 9 months 18 days	3 years	3 years	3 years			10 years		5 years																	8 years			3 years	5 years			3 years	5 years		7 years	3 years	3 years	3 years
Business acquisition, net liabilities																3,000,000					80,151,000		81,900,000
Business acquisition, goodwill expected to be deductible for tax purposes																19,700,000
Acquisition costs															600,000							10,500,000
Business acquisition, purchase price																					657,276,000		657,300,000
Non-cash consideration																							700,000
Distribution from escrow																					3,000,000											800,000
Amounts remaining in escrow																																24,200,000
Business acquisition, assumed unvested options, estimated total fair value																							5,700,000					5,000,000	700,000
Fair value assumptions, minimum expected volatility range																																									36.24%
Fair value assumptions, maximum expected volatility range																																									36.53%
Fair value assumptions, minimum risk-free interest rate																																									1.35%
Fair value assumptions, maximum risk-free interest rate																																									2.15%
Fair value assumptions dividend yield																																									0.00%
Sale price of shares, per share																							$ 33.07
Net deferred tax liability recorded in preliminary purchase price																					(96,200,000)		(116,200,000)
Income tax receivable assumed																								14,537,000	14,300,000
Accounts payable and accrued expenses																					9,689,000					1,000,000	1,200,000
Loss on sale of certain assets and liabilities, pre-tax								(1,900,000)
Income tax (benefit) provision	19,641,000	22,460,000	87,013,000	81,137,000	82,282,000		(42,700,000)
Assets of discontinued operations						1,300,000
Liabilities of discontinued operations						$ 2,200,000

Summary of Preliminary Purchase Price Allocation Based on Estimated Fair Value of Acquired Assets and Assumed Liabilities (Detail) (TARGUSinfo, USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Nov. 08, 2011
Schedule of Business Acquisitions, Purchase Price Allocation [Line Items]
Cash and cash equivalents	$ 1,601
Other assets	15,870
Accounts payable and accrued expenses	(9,689)
Deferred tax liability	(118,723)
Deferred revenue	(3,604)
Other liabilities	(3,987)
Net tangible liabilities assumed	(80,151)	(81,900)
Intangible assets		310,200
Goodwill	427,227	429,700
Total purchase price allocation	657,276	657,300
Accounts Receivable
Schedule of Business Acquisitions, Purchase Price Allocation [Line Items]
Receivable	23,844
Income Tax Receivable
Schedule of Business Acquisitions, Purchase Price Allocation [Line Items]
Receivable	14,537	14,300
Customer relationships
Schedule of Business Acquisitions, Purchase Price Allocation [Line Items]
Intangible assets	256,700
Acquired technology
Schedule of Business Acquisitions, Purchase Price Allocation [Line Items]
Intangible assets	46,500
Trade name
Schedule of Business Acquisitions, Purchase Price Allocation [Line Items]
Intangible assets	$ 7,000

Unaudited Pro Forma Financial Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Business Acquisition, Pro Forma Information [Line Items]
Pro forma revenue	$ 743,324	$ 650,250
Pro forma income from continuing operations	202,650	201,965
Pro forma net income from continuing operations	$ 121,853	$ 101,203

Summarized Results from Discontinued Operations, net of tax (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
(Loss) income from discontinued operations, net of tax	$ 37,249	$ (17,819)
Segment, Discontinued Operations
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Revenue from discontinued operations	454	5,946
Loss from discontinued operations before tax	(8,174)	(31,374)
Benefit for income taxes	(45,423)	(13,555)
(Loss) income from discontinued operations, net of tax	$ 37,249	$ (17,819)

Investments - Additional Information (Detail) (USD $)	12 Months Ended				12 Months Ended		3 Months Ended		12 Months Ended
	Dec. 31, 2010	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010 Auction rate securities rights (short-term investments)	Dec. 31, 2010 Auction rate securities - trading securities (short-term investments)	Mar. 31, 2013 US Government Agencies Debt Securities and Municipal Bonds	Mar. 31, 2012 US Government Agencies Debt Securities and Municipal Bonds	Dec. 31, 2012 US Government Agencies Debt Securities and Municipal Bonds	Dec. 31, 2011 US Government Agencies Debt Securities and Municipal Bonds
Schedule of Investments [Line Items]
Losses related to the change in estimated fair value of the ARS Rights	$ 6,892,000				$ 6,892,000
Cash received from sale of ARS						16,500,000
Gain from sale of Auction Rate Securities						2,100,000
Change in estimated fair value of Auction Rate Securities						4,900,000
Municipal bonds		1,600,000	3,700,000	13,100,000
Available-for-sale securities sold							2,000,000	1,400,000	10,300,000	116,100,000
Available-for-sale securities, gain/loss recognized										$ 200,000

Summary of Company's Investment in Pre-funded Municipal Bonds and U.S. Agency Debt Securities (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Schedule of Investments [Line Items]
Amortized Cost		$ 3,666	$ 13,038
Gross Unrealized Gains			16
Gross Unrealized Losses			(3)
Estimated Fair Value		3,666	13,051
Municipal Bonds | maturities less than one year
Schedule of Investments [Line Items]
Amortized Cost	1,563	3,666	10,538
Gross Unrealized Gains	1		10
Gross Unrealized Losses			(3)
Estimated Fair Value	1,564	3,666	10,545
Municipal Bonds | maturities greater than one year
Schedule of Investments [Line Items]
Amortized Cost			2,500
Gross Unrealized Gains			6
Estimated Fair Value			$ 2,506

Financial and Non-Financial Assets and Liabilities Measured at Fair Value on Recurring Basis (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Marketable securities	$ 4,621		$ 4,458		$ 4,008
Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Marketable securities	4,621	[1]	4,458	[1],[2]	4,008	[2]
Total	6,185		8,124
Fair Value, Measurements, Recurring | maturities less than one year
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Municipal bonds	1,564		3,666		10,545
Fair Value, Measurements, Recurring | maturities greater than one year
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Municipal bonds					2,506
Fair Value, Measurements, Recurring | Level 1
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Marketable securities	4,621	[1]	4,458	[1],[2]	4,008	[2]
Total	4,621		4,458
Fair Value, Measurements, Recurring | Level 1 | maturities less than one year
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Municipal bonds
Fair Value, Measurements, Recurring | Level 1 | maturities greater than one year
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Municipal bonds
Fair Value, Measurements, Recurring | Level 2
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Marketable securities						[2]
Total	1,564		3,666
Fair Value, Measurements, Recurring | Level 2 | maturities less than one year
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Municipal bonds	1,564		3,666		10,545
Fair Value, Measurements, Recurring | Level 2 | maturities greater than one year
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Municipal bonds					2,506
Fair Value, Measurements, Recurring | Level 3
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Marketable securities						[2]
Fair Value, Measurements, Recurring | Level 3 | maturities less than one year
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Municipal bonds
Fair Value, Measurements, Recurring | Level 3 | maturities greater than one year
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Municipal bonds

[1]	The NeuStar, Inc. Deferred Compensation Plan (the Plan) provides directors and certain employees with the ability to defer a portion of their compensation. The assets of the Plan are invested in marketable securities held in a Rabbi Trust and reported at market value in other assets.
[2]	The NeuStar, Inc. Deferred Compensation Plan (the Plan) provides directors and certain employees with the ability to defer a portion of their compensation. The assets of the Plan are invested in marketable securities held in a Rabbi Trust and reported at fair value in other assets. During the years ended December 31, 2010 and 2012, there were no sales of securities from the Rabbi Trust. During the year ended December 31, 2011, the Company recognized gains of $0.5 million attributed to the sale of securities from the Rabbi Trust.

Financial and Non-Financial Assets and Liabilities Measured at Fair Value on Recurring Basis (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Marketable Securities Held In Rabbi Trusts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Gain attributed to sale of securities in Rabbi Trust			0.5
Fair Value, Measurements, Recurring | maturities less than one year | Municipal Bonds
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Maturities date	maturities less than 1 year	maturities less than 1 year	maturities less than 1 year
Fair Value, Measurements, Recurring | maturities less than one year | Maximum | Municipal Bonds
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Maturities duration	1 year	1 year	1 year
Fair Value, Measurements, Recurring | maturities greater than one year | Municipal Bonds
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Maturities date			maturities 1 to 2 years
Fair Value, Measurements, Recurring | maturities greater than one year | Maximum | Municipal Bonds
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Maturities duration			2 years
Fair Value, Measurements, Recurring | maturities greater than one year | Minimum | Municipal Bonds
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Maturities duration			1 year

Goodwill by Operating Segments (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Gross goodwill		Dec. 31, 2011 Gross goodwill		Dec. 31, 2012 Accumulated impairment losses	Dec. 31, 2011 Accumulated impairment losses		Dec. 31, 2010 Accumulated impairment losses	Dec. 31, 2012 Net goodwill		Dec. 31, 2011 Net goodwill		Mar. 31, 2013 Carrier Services	Dec. 31, 2012 Carrier Services	Dec. 31, 2011 Carrier Services Gross goodwill		Dec. 31, 2012 Carrier Services Gross goodwill	Dec. 31, 2012 Carrier Services Accumulated impairment losses	Dec. 31, 2011 Carrier Services Accumulated impairment losses		Dec. 31, 2010 Carrier Services Accumulated impairment losses	Dec. 31, 2011 Carrier Services Net goodwill		Dec. 31, 2012 Carrier Services Net goodwill	Mar. 31, 2013 Enterprise Services	Dec. 31, 2012 Enterprise Services	Dec. 31, 2012 Enterprise Services Gross goodwill	Dec. 31, 2011 Enterprise Services Gross goodwill		Dec. 31, 2010 Enterprise Services Gross goodwill	Dec. 31, 2012 Enterprise Services Net goodwill	Dec. 31, 2011 Enterprise Services Net goodwill		Dec. 31, 2010 Enterprise Services Net goodwill	Mar. 31, 2013 Information Services	Dec. 31, 2012 Information Services	Dec. 31, 2012 Information Services Gross goodwill		Dec. 31, 2011 Information Services Gross goodwill		Dec. 31, 2012 Information Services Net goodwill		Dec. 31, 2011 Information Services Net goodwill
Goodwill [Line Items]
Beginning Balance	$ 572,178	$ 572,178	$ 572,178	$ 668,253	[1]	$ 218,253		$ (93,602)	$ (93,602)	[1]	$ (93,602)	$ 574,651	[1]	$ 124,651		$ 128,753	$ 128,753	$ 202,055		$ 222,355	$ (93,602)	$ (93,602)	[1]	$ (93,602)	$ 108,453		$ 128,753	$ 16,198	$ 16,198	$ 16,198	$ 16,198	[1]	$ 16,198	$ 16,198	$ 16,198	[1]	$ 16,198	$ 427,227	$ 427,227	$ 429,700	[1]			$ 429,700	[1]
Acquisitions						450,302								450,302				20,602							20,602																	429,700				429,700
Adjustments				(2,473)		(302)						(2,473)		(302)				(302)							(302)															(2,473)				(2,473)
Ending Balance	$ 572,178	$ 572,178	$ 572,178	$ 665,780		$ 668,253	[1]	$ (93,602)	$ (93,602)	[1]	$ (93,602)	$ 572,178		$ 574,651	[1]	$ 128,753	$ 128,753	$ 222,355	[1]	$ 222,355	$ (93,602)	$ (93,602)	[1]	$ (93,602)	$ 128,753	[1]	$ 128,753	$ 16,198	$ 16,198	$ 16,198	$ 16,198	[1]	$ 16,198	$ 16,198	$ 16,198	[1]	$ 16,198	$ 427,227	$ 427,227	$ 427,227		$ 429,700	[1]	$ 427,227		$ 429,700	[1]

[1]	Balance as originally reported at December 31, 2011, prior to the reflection of measurement period adjustments.

Goodwill and Intangible Assets - Additional Information (Detail) (USD $)	3 Months Ended		12 Months Ended								3 Months Ended							3 Months Ended	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Mar. 31, 2013 Carrier Services	Dec. 31, 2012 Carrier Services	Mar. 31, 2013 Enterprise Services	Dec. 31, 2012 Enterprise Services	Dec. 31, 2012 Information Services	Dec. 31, 2010 Converged Messaging Services	Dec. 31, 2010 Converged Messaging Services Property and equipment	Dec. 31, 2010 Converged Messaging Services Customer Lists And Relationships	Sep. 30, 2011 Evolving Systems Inc	Jul. 31, 2011 Evolving Systems Inc	Jul. 31, 2011 Evolving Systems Inc Customer relationships	Jul. 31, 2011 Evolving Systems Inc Developed Technology	Dec. 31, 2011 TARGUSinfo	Dec. 31, 2012 TARGUSinfo	Nov. 08, 2011 TARGUSinfo	Nov. 08, 2011 TARGUSinfo Customer relationships	Nov. 08, 2011 TARGUSinfo Developed Technology	Nov. 08, 2011 TARGUSinfo Trade names and Trademarks
Goodwill and Intangible Assets Disclosure [Line Items]
Goodwill acquired during the period														$ 20,300,000				$ 429,700,000
Adjustment of acquired assets and liabilities																			2,500,000
Assumptions used in annual goodwill impairment test, long term growth rate, lower limit			3.00%
Assumptions used in annual goodwill impairment test, discount rate, lower limit			12.50%
Assumptions used in annual goodwill impairment test, discount rate, upper limit			14.50%
Goodwill	572,178,000		572,178,000	572,178,000		128,753,000	128,753,000	16,198,000	16,198,000	427,200,000
Impairment of long-lived assets					8,495,000						8,500,000	7,900,000	600,000
Acquired definite-lived intangible assets															21,700,000	18,900,000	2,800,000			310,200,000	256,700,000	46,500,000	7,000,000
Amortization expense related to intangible assets	12,400,000	12,600,000	50,300,000	12,100,000	4,800,000
Amortization expense 2013	48,900,000		48,900,000
Amortization expense 2014	47,900,000		47,900,000
Amortization expense 2015	45,900,000		45,900,000
Amortization expense 2016	44,100,000		44,100,000
Amortization expense 2017	35,600,000		35,600,000
Amortization expense thereafter	$ 66,100,000		$ 66,100,000

Intangible Assets (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Finite-Lived Intangible Assets [Line Items]
Intangible assets, net	$ 276,115	$ 288,487	$ 338,768
Customer Lists And Relationships
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	315,098	315,098	315,098
Accumulated amortization	(78,690)	(69,526)	(32,615)
Intangible assets, net	236,408	245,572	282,483
Average Amortization Period (in years)	7 years 10 months 24 days	7 years 10 months 24 days	7 years 10 months 24 days
Acquired technology
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	58,859	58,859	58,859
Accumulated amortization	(22,976)	(20,387)	(9,493)
Intangible assets, net	35,883	38,472	49,366
Average Amortization Period (in years)	4 years 9 months 18 days	4 years 9 months 18 days	4 years 9 months 18 days
Trade name
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	7,630	7,630	7,630
Accumulated amortization	(3,806)	(3,187)	(711)
Intangible assets, net	$ 3,824	$ 4,443	$ 6,919
Average Amortization Period (in years)	3 years	3 years	3 years

Property and Equipment (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment [Line Items]
Computer hardware		$ 109,734	$ 91,918
Equipment		2,703	2,688
Furniture and fixtures		9,134	6,764
Leasehold improvements		30,203	23,357
Construction in-progress		10,064	18,292
Capitalized software		139,697	101,973
Property, Plant and Equipment, Gross, Total		301,535	244,992
Accumulated depreciation and amortization		(183,022)	(144,890)
Property and equipment, net	$ 113,723	$ 118,513	$ 100,102

Property and Equipment - Additional Information (Detail) (USD $)	3 Months Ended		12 Months Ended			3 Months Ended	12 Months Ended					3 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2010 Converged Messaging Services	Dec. 31, 2012 Computer hardware	Dec. 31, 2011 Computer hardware	Dec. 31, 2012 Property and equipment	Dec. 31, 2011 Property and equipment	Dec. 31, 2010 Property and equipment	Dec. 31, 2010 Property and equipment Converged Messaging Services	Dec. 31, 2010 Property and equipment Converged Messaging Services Developed technology	Dec. 31, 2010 Property and equipment Converged Messaging Services Software
Property, Plant and Equipment [Line Items]
Capital lease obligations, computer hardware							$ 1,000,000	$ 1,800,000
Depreciation and amortization expense of property and equipment	24,665,000	22,706,000	92,955,000	46,209,000	32,861,000				42,700,000	34,100,000	28,100,000
Impairment of long-lived assets					$ 8,495,000	$ 8,500,000						$ 7,900,000	$ 5,300,000	$ 1,300,000

Accrued Expenses (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Schedule of Accrued Liabilities [Line Items]
Accrued compensation		$ 63,554	$ 52,028
RRC reserve		2,621	2,441
Accrued interest			4,648
Other		19,249	20,217
Total	$ 59,767	$ 85,424	$ 79,334

Note Payable - Additional Information (Detail) (USD $)	3 Months Ended	12 Months Ended		1 Months Ended	3 Months Ended								3 Months Ended									1 Months Ended							1 Months Ended						1 Months Ended	3 Months Ended		3 Months Ended							3 Months Ended	12 Months Ended				1 Months Ended	12 Months Ended								1 Months Ended											1 Months Ended				1 Months Ended					3 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Jan. 31, 2013 Repayment of Debt	Mar. 31, 2013 Credit Facility 2013	Jan. 22, 2013 Credit Facility 2013	Jan. 22, 2013 Credit Facility 2013 Integral Multiple	Jan. 22, 2013 Credit Facility 2013 Investors reinvested in either or both of the 2013 Credit Facilities and Senior Notes	Jan. 31, 2013 Credit Facility 2013 Federal Funds Rate	Jan. 31, 2013 Credit Facility 2013 One Month LIBOR	Jan. 22, 2013 Credit Facility 2013 If the Consolidated Leverage Ratio is less than 2.00:1.00	Jan. 22, 2013 Credit Facility 2013 If the Consolidated Leverage Ratio is 2.00:1.00 or greater	Mar. 31, 2013 Credit Facility 2013 Minimum	Jan. 22, 2013 Credit Facility 2013 Minimum	Jan. 31, 2013 Credit Facility 2013 Refinancing of Debt Federal Funds Rate	Jan. 31, 2013 Credit Facility 2013 Refinancing of Debt One Month LIBOR	Jan. 22, 2013 Credit Facility 2013 Refinancing of Debt If the Consolidated Leverage Ratio is less than 2.00:1.00	Jan. 22, 2013 Credit Facility 2013 Refinancing of Debt If the Consolidated Leverage Ratio is 2.00:1.00 or greater	Jan. 22, 2013 Credit Facility 2013 Term Loan Facility Issuance of Debt	Jan. 22, 2013 Credit Facility 2013 2013 Revolving Facility Issuance of Debt	Jan. 22, 2013 Senior Notes Issuance of Debt	Jan. 31, 2013 4.5% Senior Notes	Mar. 31, 2013 4.5% Senior Notes	Jan. 22, 2013 4.5% Senior Notes	Jan. 22, 2013 4.5% Senior Notes If the Company experiences certain changes of control together with a ratings downgrade	Jan. 22, 2013 4.5% Senior Notes If the Company sells certain assets and do not repay certain debt or reinvest the proceeds of such sales within certain time periods	Jan. 22, 2013 4.5% Senior Notes Minimum	Jan. 22, 2013 4.5% Senior Notes Maximum	Jan. 31, 2013 4.5% Senior Notes Refinancing of Debt	Jan. 22, 2013 4.5% Senior Notes Refinancing of Debt	Jan. 22, 2013 4.5% Senior Notes Refinancing of Debt If the Company experiences certain changes of control together with a ratings downgrade	Jan. 22, 2013 4.5% Senior Notes Refinancing of Debt If the Company sells certain assets and do not repay certain debt or reinvest the proceeds of such sales within certain time periods	Jan. 22, 2013 4.5% Senior Notes Refinancing of Debt Minimum	Jan. 22, 2013 4.5% Senior Notes Refinancing of Debt Maximum	Jan. 31, 2013 2013 Term Facility	Mar. 31, 2013 2013 Term Facility	Jan. 22, 2013 2013 Term Facility	Mar. 31, 2013 2013 Revolving Facility	Jan. 22, 2013 2013 Revolving Facility	Mar. 31, 2013 2013 Revolving Facility Letter of Credit	Mar. 31, 2013 2013 Revolving Facility Swing Loan Subfacility	Mar. 31, 2013 Incremental Term Loan	Mar. 31, 2013 Incremental Term Loan Minimum	Mar. 31, 2013 Incremental Term Loan Maximum	Mar. 31, 2013 2011 Term Facility	Dec. 31, 2012 Credit Facility 2011	Dec. 31, 2011 Credit Facility 2011	Dec. 31, 2012 Credit Facility 2011 Minimum	Dec. 31, 2012 Credit Facility 2011 Maximum	Nov. 30, 2011 Credit Facility 2011 Term Loan Facility	Dec. 31, 2012 Credit Facility 2011 Term Loan Facility	Dec. 31, 2011 Credit Facility 2011 Term Loan Facility	Nov. 08, 2011 Credit Facility 2011 Term Loan Facility	Dec. 31, 2012 Credit Facility 2011 Term Loan Facility Federal Funds Rate	Dec. 31, 2012 Credit Facility 2011 Term Loan Facility One Month LIBOR	Dec. 31, 2012 Credit Facility 2011 Term Loan Facility Base Rate	Dec. 31, 2012 Credit Facility 2011 Term Loan Facility LIBOR	Dec. 31, 2012 Credit Facility 2011 Term Loan Facility Minimum	Nov. 30, 2011 Credit Facility 2011 2013 Revolving Facility	Dec. 31, 2012 Credit Facility 2011 2013 Revolving Facility	Dec. 31, 2011 Credit Facility 2011 2013 Revolving Facility	Nov. 08, 2011 Credit Facility 2011 2013 Revolving Facility	Nov. 08, 2011 Credit Facility 2011 2013 Revolving Facility Swingline Loans	Nov. 08, 2011 Credit Facility 2011 2013 Revolving Facility Letter of Credit	Dec. 31, 2012 Credit Facility 2011 2013 Revolving Facility Base Rate	Dec. 31, 2012 Credit Facility 2011 2013 Revolving Facility LIBOR	Nov. 08, 2011 Credit Facility 2011 Incremental Credit Facility	Dec. 31, 2012 Credit Facility 2011 2011 Term Facility	Dec. 31, 2012 Credit Facility 2011 Revolving Credit Facility Twenty Eleven	Jan. 31, 2013 2013 Term Facility Credit Facility 2013 Refinancing of Debt	Jan. 22, 2013 2013 Term Facility Credit Facility 2013 Refinancing of Debt	Jan. 22, 2013 2013 Term Facility Credit Facility 2013 Refinancing of Debt Integral Multiple	Jan. 22, 2013 2013 Term Facility Credit Facility 2013 Refinancing of Debt Minimum	Jan. 31, 2013 2013 Revolving Credit Facility Credit Facility 2013 Refinancing of Debt	Jan. 22, 2013 2013 Revolving Credit Facility Credit Facility 2013 Refinancing of Debt	Jan. 22, 2013 2013 Revolving Credit Facility Credit Facility 2013 Refinancing of Debt Letter of Credit	Jan. 22, 2013 2013 Revolving Credit Facility Credit Facility 2013 Refinancing of Debt Swing Loan Subfacility	Jan. 22, 2013 Incremental Term Loan Credit Facility 2013 Refinancing of Debt	Mar. 31, 2013 Senior Notes
Credit Facility [Line Items]
Credit facility, maximum borrowing capacity																			$ 325,000,000	$ 200,000,000																				$ 100,000,000	$ 25,000,000												$ 600,000,000									$ 100,000,000	$ 25,000,000	$ 30,000,000			$ 400,000,000		$ 100,000,000		$ 325,000,000					$ 100,000,000	$ 25,000,000	$ 400,000,000
Credit facility, maturity date																																				Jan 22, 2018		Jan 22, 2018												Nov 8, 2018									Nov 8, 2016											Jan 22, 2018				Jan 22, 2018
Credit facility, borrowed amount																																																		600,000,000																				325,000,000
Letter of credit, outstanding amount																																						7,800,000								7,800,000																													7,800,000
Outstanding voting equity interests of foreign subsidiaries pledged as collateral																																														65.00%
Outstanding non-voting equity interests of foreign subsidiaries pledged as collateral																																														100.00%
Outstanding voting equity interests of domestic subsidiaries pledged as collateral																																														65.00%
Credit facility, periodic principal payment																																																			1,500,000
Credit facility, principal payment starting date																													Jul 15, 2013						Mar 31, 2013																Dec 31, 2011																				Mar 31, 2013
Credit facility, principal payments end date																																																			2018-09-30																			2017-12-31
Credit facility, remaining principal payment due date																																			Jan 22, 2018																Nov 8, 2018																			Jan 22, 2018
Credit facility, remaining principal balance																																																			558,000,000
Credit facility, base rate, spread									0.50%	1.00%					0.50%	1.00%																																						0.50%	1.00%
Credit facility, base rate																																																										2.25%
Credit facility, stated interest rate spread over LIBOR rate																																																								2.75%	3.75%								2.50%	3.50%
Credit facility, interest payment starting date																																																			Feb 8, 2012
Credit facility, interest rate																																																			5.00%	5.00%
Payment of loan origination fees																																														10,000,000
Deferred financing costs																																															19,400,000																																15,200,000
Amortization expense of loan origination fees and deferred financing fees		4,100,000	600,000		400,000
Unamortized loan origination fees and deferred financing costs		24,800,000	28,800,000
Credit facility, leverage ratio that will trigger mandatory prepayments																																														1.5
Credit facility, prepayment fee in the event it is refinanced within the first year of issuance																																																			1.00%
Credit facility, mandatory prepayments as percentage of excess cash flow																																																25.00%	50.00%
Credit facility, outstanding borrowings																																																			592,500,000	598,500,000
Credit facility, accrued interest																																																				4,500,000
Credit facility, available borrowings																																						192,200,000																						92,200,000	100,000,000								92,200,000						192,200,000
Senior Notes	300,000,000																				300,000,000																																																										300,000,000
Repayment of term loan facility				592,500,000
Senior notes, interest rate																													4.50%
Senior notes, maturity date																						Jan 15, 2023							Jan 15, 2023
Senior notes, interest payment dates																						On January 15 and July 15 of each year							On January 15 and July 15 of each year
Senior Notes, Interest Accrual Beginning Date																						Jan 22, 2013							Jan 22, 2013
Maximum amount as percentage of aggregate principal amount of the Notes that can be redeemed prior to July 15, 2016																								35.00%						35.00%
Redemption price as percentage of principal amount																						104.50%							104.50%
Percentage of notes remains outstanding																								65.00%						65.00%
Senior notes, redemption period																						90 days							90 days
Senior notes, prior notice period																											30 days	60 days					30 days	60 days
Redemption price percentage of principal amount in 2018																						102.25%							102.25%
Redemption price percentage of principal amount in 2019																						101.50%							101.50%
Redemption price percentage of principal amount in 2020																						100.75%							100.75%
Redemption price percentage of principal amount in 2021 and thereafter																						100.00%							100.00%
Purchase price of notes as percentage of principal amount																									101.00%	100.00%					101.00%	100.00%
Additional interest to holder of notes on principal amount of notes that are subject to transfer restrictions																						0.25%							0.25%
Additional interest rate increase per annum, minimum																								0.25%						0.25%
Additional interest rate increase per annum, maximum																								1.00%						1.00%
Consolidated secured leverage ratio																																											1	2.5																																		2.5
Credit facility, outstanding balance due in full on January 22, 2018																																					284,400,000																																		284,400,000
Applicable margin per annum for borrowings based on base rate											0.50%	0.75%					0.50%	0.75%
Applicable margin per annum for borrowings based on LIBOR rate											1.50%	1.75%					1.50%	1.75%
Optional voluntary prepayment of loans							500,000							1,000,000																																																										500,000	1,000,000
Notes Payable	622,242,000	584,813,000	589,665,000																																											584,813,000
Maximum borrowing capacity of term loan facility																																					325,000,000		200,000,000			400,000,000																										600,000,000
Extinguishment of note payable																																													592,500,000
Percentage of change in the present value of future cash flows between investments													10.00%
Loan origination fees and deferred financing costs					10,000,000	25,800,000		16,900,000
Interest and other expense					10,900,000
Loss on debt extinguishment	(10,886,000)				9,400,000
Debt modification expense					1,500,000
Debt, principal payments due on last day of quarter																																				2,000,000
Term loan facility, principal payments end date																																			December 31, 2017
Accrued interest			4,648,000		200,000																		2,600,000
Senior notes, interest rate																						4.50%
Amortization expense deferred financing costs																																																																															$ 200,000

Remaining Principal Payments Under Term Facility (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012
Long Term Debt Maturities Repayments Of Principal [Line Items]
2013	$ 8,125	$ 8,125
2014	8,125	8,125
2015	8,125	8,125
2016	8,125	8,125
2017		8,125
Thereafter		284,375
Total principal payments	$ 325,000	$ 325,000

Schedule of Future Minimum Lease Payments Due Under Capital Lease Obligations (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Schedule of Capital Lease Obligations [Line Items]
2013		$ 1,794
2014		755
2015		90
Total minimum lease payments		2,639
Less: amounts representing interest		(136)
Present value of minimum lease payments		2,503
Less: current portion	(1,105)	(1,686)	(3,065)
Capital lease obligation, long-term	$ 422	$ 817	$ 1,918

Assets Capitalized Under Capital Leases (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Capital Leased Assets [Line Items]
Capital Leased Assets	$ 35,656	$ 34,964
Less: accumulated amortization	(33,708)	(31,308)
Net assets under capital leases	1,948	3,656
Equipment and hardware
Capital Leased Assets [Line Items]
Capital Leased Assets	35,322	34,630
Furniture and fixtures
Capital Leased Assets [Line Items]
Capital Leased Assets	$ 334	$ 334

Commitments and Contingencies - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule of Operating Leases [Line Items]
Rent expense	$ 12.8	$ 9.6	$ 6.5
Corporate Headquarters
Schedule of Operating Leases [Line Items]
Leased square feet of office space		91,754
Lease termination date		Jan 31, 2021
Number of options to renew the lease		2
Options to renew the lease, renewal term		5 years

Future Minimum Lease Payments Under Noncancelable Operating Leases (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Schedule of Operating Leases [Line Items]
2013	$ 13,074
2014	12,014
2015	11,220
2016	9,926
2017	9,441
Thereafter	27,945
Operating Leases, Future Minimum Payments Due, Total	$ 83,620

Restructuring Charges - Additional Information (Detail) (USD $)	3 Months Ended		12 Months Ended			3 Months Ended	12 Months Ended		3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 Restructuring Fiscal 2011 Plan Severance Costs	Dec. 31, 2012 Restructuring Fiscal 2011 Plan Severance Costs	Dec. 31, 2012 Restructuring Fiscal 2011 Plan Severance Costs Second Quarter Twenty Thirteen	Dec. 31, 2010 2010 Management Transition Severance Costs	Dec. 31, 2011 2010 Management Transition Severance Costs	Mar. 31, 2013 2010 Management Transition Severance Costs Subsequent Event	Dec. 31, 2012 Converged Messaging Services Severance Costs	Dec. 31, 2012 Converged Messaging Services Lease And Facilities Exit Costs
Restructuring Cost and Reserve [Line Items]
Total Restructuring Charges (Recoveries)	$ 2,000	$ 522,000	$ 489,000	$ 3,549,000	$ 5,361,000	$ 3,100,000	$ 500,000		$ 3,800,000	$ 400,000		$ 8,400,000	$ 1,800,000
Restructuring charges for discontinued operations				1,600,000	2,000,000
Anticipated severance and severance-related charges								200,000
Expected severance payment											$ 15,000

Additions and Adjustments to Accrued Restructuring Liability Related to the Company's Restructuring Plans (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Restructuring Cost and Reserve [Line Items]
Beginning Balance	$ 4,361
Additional Costs	615
Cash Payments	(4,478)
Adjustments	(126)
Ending Balance	372
Converged Messaging Services | Lease And Facilities Exit Costs
Restructuring Cost and Reserve [Line Items]
Beginning Balance	609
Cash Payments	(484)
Ending Balance	125
2011 Restructuring Plan | Severance and Related Costs
Restructuring Cost and Reserve [Line Items]
Beginning Balance	2,833
Additional Costs	615
Cash Payments	(3,105)
Adjustments	(111)
Ending Balance	232
2010 Management Transition | Severance and Related Costs
Restructuring Cost and Reserve [Line Items]
Beginning Balance	919
Cash Payments	(889)
Adjustments	(15)
Ending Balance	$ 15

Other Expense Income (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Interest and other expense:
Interest expense	$ 6,565	$ 8,613	$ 34,200	$ 4,831	$ 388
Loss on debt modification and extinguishment	10,886
(Gain) loss on asset disposals	(65)	(130)	22	996	(112)
Loss on ARS Rights					6,892
Foreign currency transaction (gain) loss	176	(290)	(67)	452	(173)
Total	17,562	8,193	34,155	6,279	6,995
Interest and other income:
Interest income	141	229	596	1,265	575
ARS trading gains					7,007
Available-for-sale realized gains				701
Total	$ 141	$ 229	$ 596	$ 1,966	$ 7,582

Other (Expense) Income - Additional Information (Detail) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Component of Other Income, Nonoperating [Line Items]
Reduction in interest expense related to a decrease in an accrued sales tax liability			$ 700,000	$ 1,200,000
Payment for loan origination fees	11,410,000		20,418,000
Deferred financing costs recorded			19,400,000
Amortization expense of loan origination fees and deferred financing fees		4,100,000	600,000
Unamortized loan origination fees and deferred financing costs		24,800,000	28,800,000
Credit Facility 2011
Component of Other Income, Nonoperating [Line Items]
Payment for loan origination fees			$ 10,000,000

Provision for Income Taxes (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Current:
Federal			$ 76,563	$ 54,615	$ 70,210
State			16,408	12,076	14,708
Total current			92,971	66,691	84,918
Deferred:
Federal			(4,733)	12,113	(1,133)
State			(1,225)	2,333	(1,503)
Total deferred			(5,958)	14,446	(2,636)
Total provision for income taxes, continuing operations	$ 19,641	$ 22,460	$ 87,013	$ 81,137	$ 82,282

Reconciliation of Statutory United States Income Tax Rate to Effective Income Tax Rate (Detail)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Reconciliation of Statutory Federal Tax Rate [Line Items]
Statutory federal tax rate			35.00%	35.00%	35.00%
State taxes (net of federal benefit)			4.30%	4.50%	4.30%
Domestic production activities deduction			(3.40%)
Other			(0.10%)	0.10%	0.80%
Change in valuation allowance					(0.20%)
Effective tax rate, continuing operations	36.80%	39.80%	35.80%	39.60%	39.90%

Income Taxes - Additional Information (Detail) (USD $)	3 Months Ended		12 Months Ended				12 Months Ended	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2012 Accrued interest and penalties	Mar. 31, 2011 Neustar NGM Services, Inc Disposal	Dec. 31, 2012 2008 through 2011	Dec. 31, 2012 2012	Dec. 31, 2012 Federal Tax	Dec. 31, 2012 UNITED KINGDOM Net operating loss carryforwards with indefinite carryforward period	Dec. 31, 2012 Foreign Tax	Dec. 31, 2012 Foreign Tax Net operating loss carryforwards with indefinite carryforward period	Dec. 31, 2012 Foreign Tax Expiring in 2016
Income Taxes [Line Items]
Effective tax rate	36.80%	39.80%	35.80%	39.60%	39.90%
Discrete items recorded due to domestic production activities deduction and utilization of foreign tax credits against federal income taxes			$ 6,800,000
Tax Benefit from domestic production activities deduction									6,100,000	2,600,000
Income tax (benefit) provision	19,641,000	22,460,000	87,013,000	81,137,000	82,282,000			42,700,000
Tax benefits realized related to nonqualified and incentive stock option exercises			9,000,000	4,500,000	1,600,000
Net operating loss carryforwards											20,200,000	5,500,000	2,900,000	2,300,000	600,000
Earnings from foreign subsidiaries, indefinitely reinvested and for which deferred taxes have not been provided			2,900,000
Unrecognized tax benefits	5,000,000		4,403,000	1,566,000	1,159,000	1,072,000
Unrecognized tax benefits that would affect the Company's effective tax rate if recognized	4,600,000		4,100,000	1,600,000
Recognized potential interest and penalties related to uncertain tax positions	19,000	51,000	138,000	118,000	26,000
Reserves for accrued potential interest and penalties related to uncertain tax positions	213,000		194,000	153,000
Decrease in accrued interest and penalties due to the expiration of certain statutes of limitations			545,000	618,000	8,000		97,000
Anticipated increase (decrease) in total unrecognized tax benefits due to the expiration of certain statutes of limitations and settlement of tax audits	(121,000)		121,000
Discrete tax benefit for federal research tax credit	$ 800,000

Net Deferred Income Taxes (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Deferred tax assets:
Domestic NOL carryforwards	$ 9,538	$ 11,088
Foreign NOL carryforwards	1,785	43,748
Restructuring accrual	20	1,374
Deferred revenue	4,078	4,234
Accrued compensation	6,344	5,437
Stock-based compensation expense	17,795	21,832
Realized losses on investments	1,181	1,189
Deferred rent	5,375	4,638
Other	2,295	3,410
Total deferred tax assets	48,411	96,950
Valuation allowance	(3,965)	(45,971)
Total deferred tax assets, net	44,446	50,979
Deferred tax liabilities:
Unbilled receivables	(2,507)	(2,184)
Depreciation and amortization	(46,141)	(39,859)
Identifiable intangible assets	(99,598)	(118,246)
Deferred costs	(3,213)	(3,493)
Other	(424)	(417)
Total deferred tax liabilities	(151,883)	(164,199)
Net deferred tax liabilities	$ (107,437)	$ (113,220)

Net Increase in Liability for Unrecognized Income Tax Benefits (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Mar. 31, 2013
Deferred Tax Liability Not Recognized [Line Items]
Beginning balance	$ 1,566,000	$ 1,159,000	$ 1,072,000	$ 5,000,000
Increase related to current year tax positions	802,000	195,000	95,000
Increase related to prior year tax positions	2,739,000	715,000
Reductions due to lapse in statutes of limitations	(545,000)	(618,000)	(8,000)
Settlements	(306,000)	(144,000)
Ending balance	4,403,000	1,566,000	1,159,000	5,000,000
TARGUSinfo
Deferred Tax Liability Not Recognized [Line Items]
Positions assumed in TARGUSinfo acquisition	$ 147,000	$ 259,000

Stockholders Equity - Additional Information (Detail) (USD $)	3 Months Ended		12 Months Ended										3 Months Ended		12 Months Ended		3 Months Ended	12 Months Ended			3 Months Ended		12 Months Ended							3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended		12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended			12 Months Ended			3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	1 Months Ended		3 Months Ended	12 Months Ended				3 Months Ended	12 Months Ended	1 Months Ended	3 Months Ended		12 Months Ended						3 Months Ended	12 Months Ended	3 Months Ended		12 Months Ended
	Mar. 31, 2013 EquityPlan Vote	Mar. 31, 2012	Dec. 31, 2012 EquityPlan Vote	Dec. 31, 2011	Dec. 31, 2010	Mar. 31, 2013 Common Class A	Dec. 31, 2012 Common Class A	Dec. 31, 2011 Common Class A	Mar. 31, 2013 Common Class B	Dec. 31, 2012 Common Class B	Dec. 31, 2011 Common Class B	Jun. 20, 2012 Employee Stock Purchase Plans	Mar. 31, 2013 Employee Stock Option	Dec. 31, 2012 Employee Stock Option	Dec. 31, 2011 Employee Stock Option	Dec. 31, 2010 Employee Stock Option	Mar. 31, 2013 Restricted Stock Awards	Dec. 31, 2012 Restricted Stock Awards	Dec. 31, 2011 Restricted Stock Awards	Dec. 31, 2010 Restricted Stock Awards	Mar. 31, 2013 Performance Vested Restricted Stock Units	Dec. 31, 2012 Performance Vested Restricted Stock Units	Dec. 31, 2012 Performance Vested Restricted Stock Units	Dec. 31, 2011 Performance Vested Restricted Stock Units	Dec. 31, 2010 Performance Vested Restricted Stock Units	Dec. 31, 2012 Performance Vested Restricted Stock Units Maximum	Dec. 31, 2011 Performance Vested Restricted Stock Units Maximum	Dec. 31, 2012 Performance Vested Restricted Stock Units Minimum	Dec. 31, 2011 Performance Vested Restricted Stock Units Minimum	Mar. 31, 2013 Performance Vested Restricted Stock Units Period 1	Dec. 31, 2012 Performance Vested Restricted Stock Units Period 1	Mar. 31, 2013 Performance Vested Restricted Stock Units Period 3	Dec. 31, 2012 Performance Vested Restricted Stock Units Period 3	Mar. 31, 2013 Performance Vested Restricted Stock Units Executive Officer	Dec. 31, 2012 Performance Vested Restricted Stock Units Executive Officer	Mar. 31, 2013 Performance Vested Restricted Stock Units Executive Officer Maximum	Dec. 31, 2012 Performance Vested Restricted Stock Units Executive Officer Maximum	Mar. 31, 2013 Performance Vested Restricted Stock Units Executive Officer Period 1	Dec. 31, 2012 Performance Vested Restricted Stock Units Executive Officer Period 1	Mar. 31, 2013 Performance Vested Restricted Stock Units Executive Officer Period 5	Dec. 31, 2012 Performance Vested Restricted Stock Units Executive Officer Period 5	Mar. 31, 2013 Performance Vested Restricted Stock Units Executive Officer Scenario 1	Dec. 31, 2012 Performance Vested Restricted Stock Units Executive Officer Scenario 1	Mar. 31, 2013 Performance Vested Restricted Stock Units Executive Officer Scenario 2 Maximum	Dec. 31, 2012 Performance Vested Restricted Stock Units Executive Officer Scenario 2 Maximum	Mar. 31, 2013 Performance Vested Restricted Stock Units Executive Officer Scenario 2 Minimum	Dec. 31, 2012 Performance Vested Restricted Stock Units Executive Officer Scenario 2 Minimum	Mar. 31, 2013 Performance Vested Restricted Stock Units Non-Executive Maximum	Mar. 31, 2013 Performance Vested Restricted Stock Units Non-Executive Scenario 3	Dec. 31, 2012 Performance Vested Restricted Stock Units Non-Executive Scenario 3	Mar. 31, 2013 Performance Vested Restricted Stock Units Non-Executive Scenario 4	Dec. 31, 2012 Performance Vested Restricted Stock Units Non-Executive Scenario 4	Mar. 31, 2013 Performance Vested Restricted Stock Units Incremental grant for achievement of performance goals above targets established		Mar. 31, 2013 Restricted Stock Units (RSUs)	Dec. 31, 2012 Restricted Stock Units (RSUs)	Dec. 31, 2011 Restricted Stock Units (RSUs)	Dec. 31, 2010 Restricted Stock Units (RSUs)	Mar. 31, 2013 Restricted Stock Units (RSUs) Executive Officer Installment	Dec. 31, 2012 Restricted Stock Units (RSUs) Executive Officer Installment	Mar. 31, 2013 Restricted Stock Units (RSUs) Non-Executive Installment	Dec. 31, 2012 Restricted Stock Units (RSUs) Non-Executive Installment	Mar. 31, 2013 Restricted Stock Units (RSUs) Employee	Dec. 31, 2012 Restricted Stock Units (RSUs) Employee	Mar. 31, 2013 Share Repurchase Program	Jul. 31, 2010 Share Repurchase Program	Mar. 31, 2013 Share Repurchase Program	Dec. 31, 2012 Share Repurchase Program	Dec. 31, 2012 Share Repurchase Program Total Stock Repurchase Plan	Dec. 31, 2011 Share Repurchase Program Total Stock Repurchase Plan	Dec. 31, 2010 Share Repurchase Program Total Stock Repurchase Plan	Dec. 31, 2011 Tender Offers	Dec. 31, 2012 Tender Offers	May 31, 2013 Share Repurchase Program	Mar. 31, 2013 Continuing Operations	Dec. 31, 2012 Continuing Operations	Dec. 31, 2012 Continuing Operations	Dec. 31, 2011 Continuing Operations	Dec. 31, 2010 Continuing Operations	Mar. 31, 2013 Stock Incentive Plan 2009	Dec. 31, 2012 Stock Incentive Plan 2009	Dec. 31, 2011 Stock Incentive Plan 2009	Mar. 31, 2013 2012 Long-Term Incentive Program Performance Vested Restricted Stock Units	Dec. 31, 2012 2012 Long-Term Incentive Program Performance Vested Restricted Stock Units Incremental grant for achievement of performance goals above targets established	Mar. 31, 2013 2013 Long-Term Incentive Program Performance Vested Restricted Stock Units Incremental grant for achievement of performance goals above targets established	Mar. 31, 2013 Share Based Awards Performance Vested Restricted Stock Units	Dec. 31, 2012 Share Based Awards Performance Vested Restricted Stock Units	Dec. 31, 2010 Share Based Awards Performance Vested Restricted Stock Units	Dec. 31, 2012 Incentive Compensation Plan	Dec. 31, 2012 Incentive Compensation Plan Maximum	Dec. 31, 2012 Incentive Compensation Plan Minimum	Dec. 31, 2012 Incentive Compensation Plan First Anniversary Of Grant Date	Dec. 31, 2012 Incentive Compensation Plan Last Day Of Each Calendar Month
Stockholders Equity Note [Line Items]
Preferred stock, shares authorized	100,000,000		100,000,000	100,000,000
Preferred stock, par value	$ 0.001		$ 0.001	$ 0.001
Preferred stock, shares issued
Preferred stock, shares outstanding
Common stock, shares authorized						200,000,000	200,000,000	200,000,000	100,000,000	100,000,000	100,000,000
Common stock, par value						$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001
Class A and Class B common stock, entitled vote per share			1
Number of stock incentive plans	6		5
Shares available for grant or award																																																																																5,286,480	2,408,663	11,911,646
Additional shares approved for grant			3,000,000
Shares approved for grant under employee stock purchase Plan												600,000
Stock options expiration period (in years)																																																																																										10 years	7 years
Exercise price per share for options granted, minimum percentage of the fair value of the common stock on the option grant date																																																																																									100.00%
Stock option, maximum vesting period (in years)																																																																																										10 years
Stock-based award vesting percentage																											150.00%		0.00%																				75.00%	75.00%	25.00%	25.00%																																								25.00%	2.08%
Restricted stock, maximum vesting period (in years)																		10 years
Restricted stock issued vesting term in equal annual installments																		4 years
Stock-based compensation expense recognized	$ 8,957,000	$ 3,901,000	$ 28,058,000	$ 28,088,000	$ 18,252,000																																																																						$ 9,000,000	$ 3,900,000	$ 28,100,000	$ 27,500,000	$ 17,000,000
Total unrecognized compensation expense related to non-vested stock options, non-vested restricted stock awards, non-vested restricted stock units and non-vested PVRSUs	69,600,000		53,000,000
Weighted average period of recognition for unrecognized compensation expense related to non-vested stock options, non-vested restricted stock awards, non-vested restricted stock units and non-vested PVRSUs (in years)	1 year 8 months 16 days		1 year 9 months 4 days
Weighted-average grant date fair value of options granted															$ 8.83	$ 8.12
Total aggregate intrinsic value of award vested																	3,700,000	8,400,000	5,300,000	2,000,000																																																																		6,700,000	19,900,000	200,000
Common stock, shares repurchased pursuant to the participants' rights under the Company's stock incentive plans to elect to use common stock to satisfy their tax withholding obligations																	30,824	82,910	62,583	26,720
Common stock, aggregate repurchase price																	1,400,000	3,000,000	1,600,000	600,000
Performance vested restricted stock units granted to employees																			402,670	330,890	695,068		602,175	234,112	266,580																												170,225	[1]	27,710	731,878	46,933	68,754					27,710	731,878																			49,605	606,456	117,020
Performance vested restricted stock units granted to employees, aggregate fair value																							21,900,000	6,200,000	6,100,000																																																										2,200,000	26,700,000	1,700,000
Stock-based award vesting percentage range description																								The range of possible stock-based award vesting is between 0% and 150% of the initial target.
Performance target, revised estimated achievement Percentage																					100.00%	129.00%	129.00%	134.00%	116.00%	130.00%		100.00%
Performance vested restricted stock units awarded																							2,284,570																																																												99,210		39,007
Performance vested restricted stock units, number of performance periods																					3		3											5	5
Performance vested restricted stock units, performance period																					1 year		1 year											1 year	1 year
Performance vested restricted stock units, performance period end date																														Dec 31, 2012	Dec 31, 2012	Dec 31, 2014	Dec 31, 2014					Dec 31, 2012	Dec 31, 2012	Dec 31, 2016	Dec 31, 2016
Performance vested restricted stock units, performance period start date																																Jan 1, 2014	Jan 1, 2014							Jan 1, 2016	Jan 1, 2016
Maximum amount of base award that employee is eligible to earn as percentage award																										150.00%										150.00%	150.00%											150.00%
Restricted stock units granted to employees, vesting date																																										Jan 1, 2015	Jan 1, 2015	Jan 1, 2017	Jan 1, 2017	Jan 1, 2016	Jan 1, 2016												Jan 1, 2013	Jan 1, 2013	Jan 1, 2013	Jan 1, 2013
Stock-based award vesting year																																																	2015	2015	2016	2016
Common stock, shares repurchased to satisfy tax withholding obligations																																																																																						60,075	210,664	2,129
Common stock, value of shares repurchased to satisfy tax withholding obligations			10,212,000	1,641,000	691,000																																																																																	2,500,000	7,200,000	100,000
Restricted stock units granted to employees, aggregate fair value																																																							1,200,000	26,400,000
Restricted stock units granted to employees, number of vesting installment																																																											5	5	4	4
Tender offer announced amount of purchase																																																																									250,000,000
Class A common shares, shares repurchased																																																																	7,700,000		600,000		2,700,000	2,800,000	1,700,000		7,246,376
Class A common shares, average repurchased price																																																																	$ 30.67		$ 44.38		$ 36.56	$ 26.22	$ 24.21		$ 34.5
Class A common shares, aggregate repurchased price			98,040,000	324,301,000	40,400,000																																																												237,200,000		24,400,000		98,000,000	74,300,000	40,400,000		250,000,000
Share repurchase plan expense																																																																								2,400,000
Number of Class A Common Shares authorized by the Board of Directors to be repurchased under a three-year program																																																																		300,000,000								250,000,000
Share repurchase program, expiration period																																																																				2013-07
Aggregate intrinsic value of options exercised													$ 5,300,000	$ 14,800,000

[1]	Incremental achieved represents the additional awards above the target grant resulting from the achievement of performance goals above the performance targets established at grant date.

Weighted-Average Assumptions Used in Valuing Stock Options Granted (Detail)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Share based Compensation Arrangement by Share based Payment Award, Fair Value Assumptions, Method Used [Line Items]
Dividend yield
Expected volatility	37.16%	39.13%
Risk-free interest rate	1.56%	2.07%
Expected life of options (in years)	4 years 4 months 28 days	4 years 5 months 1 day

Stock Option Activity (Detail) (USD $) In Millions, except Share data, unless otherwise specified	3 Months Ended	12 Months Ended
	Mar. 31, 2013 Y	Dec. 31, 2012 Y	Dec. 31, 2011	Dec. 31, 2010
Shares
Beginning Balance	3,296,040	6,533,826	6,715,559	5,951,258
Options granted			2,425,873	1,951,205
Options exercised	(251,988)	(2,499,843)	(2,339,890)	(596,426)
Options forfeited	(147,508)	(737,943)	(637,286)	(590,478)
Increase due to acquisition			369,570
Ending Balance	2,896,544	3,296,040	6,533,826	6,715,559
Exercisable at end of period	1,497,514	1,573,865	2,651,973	3,620,689
Weighted-Average Exercise Price
Beginning Balance	$ 24.81	$ 24.15	$ 20.68	$ 19.37
Options granted			$ 26.93	$ 23.16
Options exercised	$ 24.28	$ 23.68	$ 16.79	$ 13.02
Options forfeited	$ 28.35	$ 22.76	$ 24.17	$ 23.41
Increase due to acquisition			$ 22.29
Ending Balance	$ 24.68	$ 24.81	$ 24.15	$ 20.68
Exercisable at end of period	$ 23.65	$ 24.26	$ 23.63	$ 19.95
Aggregate Intrinsic Value
Outstanding at the end of period	$ 63.3	$ 56.4
Exercisable at end of period	$ 34.3	$ 27.8	$ 28	$ 29.1
Weighted Average Remaining Contractual Life (in years)
Outstanding at the end of period	6.82	6.86
Exercisable at end of period	6 years 2 months 9 days	6 years 2 months 1 day	2 years 11 months 23 days	3 years 3 months

Information Regarding Options Outstanding (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Mar. 31, 2013	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Number of Options Outstanding	3,296,040	2,896,544	6,533,826	6,715,559	5,951,258
Weighted Average Exercise Price of Options Outstanding	$ 24.81	$ 24.68	$ 24.15	$ 20.68	$ 19.37
Weighted- Average Remaining Contractual Life (in years)	6 years 10 months 10 days
Number of Options Exercisable	1,573,865	1,497,514	2,651,973	3,620,689
Weighted Average Exercise Price of Options Exercisable	$ 24.26	$ 23.65	$ 23.63	$ 19.95
Range 1
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of exercise price, Lower Range	$ 0
Range of exercise price, Upper Range	$ 4.64
Number of Options Outstanding	17,687
Weighted Average Exercise Price of Options Outstanding	$ 4.64
Weighted- Average Remaining Contractual Life (in years)	9 months 26 days
Number of Options Exercisable	17,687
Weighted Average Exercise Price of Options Exercisable	$ 4.64
Range 2
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of exercise price, Lower Range	$ 4.65
Range of exercise price, Upper Range	$ 6.43
Number of Options Outstanding	28,563
Weighted Average Exercise Price of Options Outstanding	$ 6.32
Weighted- Average Remaining Contractual Life (in years)	1 year 3 months 11 days
Number of Options Exercisable	28,563
Weighted Average Exercise Price of Options Exercisable	$ 6.32
Range 3
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of exercise price, Lower Range	$ 6.44
Range of exercise price, Upper Range	$ 10.29
Number of Options Outstanding	7,140
Weighted Average Exercise Price of Options Outstanding	$ 9.12
Weighted- Average Remaining Contractual Life (in years)	4 years 7 months 6 days
Number of Options Exercisable	3,600
Weighted Average Exercise Price of Options Exercisable	$ 8.47
Range 4
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of exercise price, Lower Range	$ 10.3
Range of exercise price, Upper Range	$ 15.39
Number of Options Outstanding	234,115
Weighted Average Exercise Price of Options Outstanding	$ 15.31
Weighted- Average Remaining Contractual Life (in years)	5 years 11 months 1 day
Number of Options Exercisable	201,346
Weighted Average Exercise Price of Options Exercisable	$ 15.38
Range 5
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of exercise price, Lower Range	$ 15.4
Range of exercise price, Upper Range	$ 22.82
Number of Options Outstanding	912,039
Weighted Average Exercise Price of Options Outstanding	$ 21.71
Weighted- Average Remaining Contractual Life (in years)	7 years 1 month 17 days
Number of Options Exercisable	363,197
Weighted Average Exercise Price of Options Exercisable	$ 22.39
Range 6
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of exercise price, Lower Range	$ 22.83
Range of exercise price, Upper Range	$ 27.85
Number of Options Outstanding	1,596,497
Weighted Average Exercise Price of Options Outstanding	$ 26.36
Weighted- Average Remaining Contractual Life (in years)	7 years 5 months 9 days
Number of Options Exercisable	699,793
Weighted Average Exercise Price of Options Exercisable	$ 26.36
Range 7
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of exercise price, Lower Range	$ 27.86
Range of exercise price, Upper Range	$ 31.36
Number of Options Outstanding	174,684
Weighted Average Exercise Price of Options Outstanding	$ 30.18
Weighted- Average Remaining Contractual Life (in years)	4 years 1 month 24 days
Number of Options Exercisable	119,865
Weighted Average Exercise Price of Options Exercisable	$ 30.19
Range 8
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of exercise price, Lower Range	$ 31.37
Range of exercise price, Upper Range	$ 34.84
Number of Options Outstanding	325,315
Weighted Average Exercise Price of Options Outstanding	$ 32.92
Weighted- Average Remaining Contractual Life (in years)	6 years 3 months 4 days
Number of Options Exercisable	139,814
Weighted Average Exercise Price of Options Exercisable	$ 32.9

Non-Vested Restricted Stock Activity (Detail) (Restricted Stock Awards, USD $) In Millions, except Share data, unless otherwise specified	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Restricted Stock Awards
Shares
Beginning Balance	305,390	644,995	534,590	353,157
Restricted stock granted			402,670	330,890
Restricted stock vested	(82,812)	(230,435)	(185,433)	(85,619)
Restricted stock forfeited	(8,292)	(109,170)	(106,832)	(63,838)
Ending Balance	214,286	305,390	644,995	534,590
Weighted-Average Grant Date Fair Value
Beginning Balance	$ 24.2	$ 24.16	$ 22.82	$ 22.64
Restricted stock granted			$ 27.04	$ 23.18
Restricted stock vested	$ 24.88	$ 23.98	$ 26.2	$ 24.76
Restricted stock forfeited	$ 25.21	$ 24.44	$ 24.8	$ 22.6
Ending Balance	$ 23.9	$ 24.2	$ 24.16	$ 22.82
Aggregate Intrinsic Value
Outstanding at the end of period	$ 10	$ 12.8

Non-Vested PVRSU Activity (Detail) (Performance Vested Restricted Stock Units, USD $) In Millions, except Share data, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013		Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Shares
Beginning Balance	759,120		834,375	840,923	839,786
Granted	695,068		602,175	234,112	266,580
Vested	(159,346)		(582,281)		(6,000)
Forfeited	(23,239)		(95,149)	(240,660)	(259,443)
Ending Balance	1,653,731		759,120	834,375	840,923
Weighted-Average Grant Date Fair Value
Beginning Balance	$ 35.34		$ 19.97	$ 19.53	$ 21.17
Granted	$ 44.08		$ 36.34	$ 26.45	$ 22.84
Vested	$ 22.85		$ 15.58		$ 29.32
Forfeited	$ 33.99		$ 27.88	$ 24.74	$ 28.01
Ending Balance	$ 38.21		$ 35.34	$ 19.97	$ 19.53
Aggregate Intrinsic Value
Non-vested at the end of period	$ 76.9		$ 31.8
Incremental grant for achievement of performance goals above targets established
Shares
Granted	170,225	[1]
Weighted-Average Grant Date Fair Value
Granted	$ 36.32	[1]

[1]	Incremental achieved represents the additional awards above the target grant resulting from the achievement of performance goals above the performance targets established at grant date.

Restricted Stock Units Activity (Detail) (Restricted Stock Units (RSUs), USD $) In Millions, except Share data, unless otherwise specified	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Restricted Stock Units (RSUs)
Shares
Beginning Balance	922,550	248,938	231,865	163,111
Granted	27,710	731,878	46,933	68,754
Vested	(140,621)	(26,426)	(29,110)
Forfeited	(6,491)	(31,840)	(750)
Ending Balance	803,148	922,550	248,938	231,865
Weighted-Average Grant Date Fair Value
Beginning Balance	$ 33.2	$ 24.44	$ 23.99	$ 25.13
Granted	$ 44.37	$ 36.12	$ 26.64	$ 21.31
Vested	$ 36.37	$ 26.46	$ 24.39
Forfeited	$ 37.07	$ 37.27	$ 25.84
Ending Balance	$ 33	$ 33.2	$ 24.44	$ 23.99
Aggregate Intrinsic Value
Outstanding at end of period	$ 37.4	$ 38.7

Reconciliation of Numerators and Denominators Used in Computing Basic and Diluted Net Income Per Common Share (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended									12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Computation of basic net income (loss) per common share:
Income from continuing operations	$ 33,764	$ 37,780	$ 45,753	$ 38,592	$ 33,962	$ 18,720	$ 37,773	$ 33,616	$ 33,465	$ 156,087	$ 123,574	$ 124,028
(Loss) income from discontinued operations, net of tax											37,249	(17,819)
Net income	$ 33,764	$ 37,780	$ 45,753	$ 38,592	$ 33,962	$ 18,720	$ 37,773	$ 32,355	$ 71,975	$ 156,087	$ 160,823	$ 106,209
Weighted average common shares and participating securities outstanding - basic	66,184				67,205					66,737	72,974	74,555
Basic net income (loss) per common share from:
Continuing operations		$ 0.57	$ 0.69	$ 0.58	$ 0.51	$ 0.26	$ 0.52	$ 0.46	$ 0.45	$ 2.34	$ 1.69	$ 1.66
Discontinued operations								$ (0.02)	$ 0.52		$ 0.51	$ (0.24)
Basic net income per common share	$ 0.51	$ 0.57	$ 0.69	$ 0.58	$ 0.51	$ 0.26	$ 0.52	$ 0.44	$ 0.97	$ 2.34	$ 2.2	$ 1.42
Computation of diluted net income (loss) per common share:
Weighted average common shares and participating securities outstanding - basic	66,184				67,205					66,737	72,974	74,555
Effect of dilutive securities:
Stock-based awards	1,430				1,273					1,219	1,522	1,510
Weighted average common shares outstanding - diluted	67,614				68,478					67,956	74,496	76,065
Diluted net income (loss) per common share from:
Continuing operations		$ 0.56	$ 0.68	$ 0.57	$ 0.5	$ 0.26	$ 0.51	$ 0.45	$ 0.45	$ 2.3	$ 1.66	$ 1.63
Discontinued operations								$ (0.02)	$ 0.51		$ 0.5	$ (0.23)
Diluted net income per common share	$ 0.5	$ 0.56	$ 0.68	$ 0.57	$ 0.5	$ 0.26	$ 0.51	$ 0.43	$ 0.96	$ 2.3	$ 2.16	$ 1.4

Basic and Diluted Net Income Per Common Share - Additional Information (Detail)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
The dilutive effect of Stock-based awards	808	485,906	486,150	4,124,861	4,155,395

Reconciliation of Changes in Accumulated Other Comprehensive Income Net of Tax (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule of Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance, gains and losses on investments	$ 142	$ (50)	$ (50)	$ 401	$ 124
Other comprehensive income (loss) before reclassifications	(65)	20	192	(119)	277
Amounts reclassified from accumulated other comprehensive income (loss)				(332)
Net current-period other comprehensive income	(65)	20	192	(451)	277
Ending Balance, gains and losses on investments	77		142	(50)	401
Beginning Balance, currency translation adjustment	(909)	(708)	(708)	(545)	(587)
Other comprehensive income (loss) before reclassifications	34	(239)	(201)	305	42
Amounts reclassified from accumulated other comprehensive income (loss)				(468)
Net current-period other comprehensive income	34	(239)	(201)	(163)	42
Ending Balance, currency translation adjustment	(875)		(909)	(708)	(545)
Beginning Balance, accumulated other comprehensive income, net of tax	(767)	(758)	(758)	(144)	(463)
Other comprehensive income (loss) before reclassifications	(31)
Amounts reclassified from accumulated other comprehensive income (loss)
Other comprehensive (loss) income, net of tax	(31)	(219)	(9)	(614)	319
Ending Balance, accumulated other comprehensive income, net of tax	$ (798)		$ (767)	$ (758)	$ (144)

Reportable Segments (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended									12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenue:
Carrier Services	$ 132,171				$ 124,373					$ 502,085	$ 447,894	$ 391,762
Enterprise Services	44,779				39,485					170,440	151,390	129,104
Information Services	39,466				35,724					158,863	21,171
Total revenue	216,416	214,172	211,172	206,462	199,582	174,180	152,497	147,683	146,095	831,388	620,455	520,866
Segment contribution:
Carrier Services	114,394				108,446					438,213	391,000	352,317
Enterprise Services	20,903				16,731					73,466	65,080	59,284
Information Services	17,768				18,014					77,291	12,583
Total segment contribution	153,065				143,191					588,970	468,663	411,601
Indirect operating expenses:
Cost of revenue (excluding depreciation and amortization shown separately below)	25,161				24,269					98,777	83,990	75,690
Sales and marketing	6,835				5,730					23,632	17,340	16,345
Research and development	4,284				4,860					16,644	16,234	11,871
General and administrative	21,292				20,718					79,814	92,317	63,750
Depreciation and amortization	24,665				22,706					92,955	46,209	32,861
Restructuring charges	2				522					489	3,549	5,361
Income from Operations	$ 70,826	$ 69,288	$ 74,625	$ 68,360	$ 64,386	$ 39,399	$ 58,075	$ 55,235	$ 56,315	$ 276,659	$ 209,024	$ 205,723

Geographic Area Revenues and Service Offering Revenues from External Customers (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended									12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenue from External Customer [Line Items]
Revenues	$ 216,416	$ 214,172	$ 211,172	$ 206,462	$ 199,582	$ 174,180	$ 152,497	$ 147,683	$ 146,095	$ 831,388	$ 620,455	$ 520,866
Carrier Services Revenues	132,171				124,373					502,085	447,894	391,762
Enterprise Services Revenues	44,779				39,485					170,440	151,390	129,104
Information Service	39,466				35,724					158,863	21,171
Total revenues	216,416				199,582					831,388	620,455	520,866
North America
Revenue from External Customer [Line Items]
Revenues	205,062				189,348					787,520	581,914	489,770
Europe and Middle East
Revenue from External Customer [Line Items]
Revenues	7,182				6,293					27,518	24,443	17,057
Other Regions
Revenue from External Customer [Line Items]
Revenues	4,172				3,941					16,350	14,098	14,039
Numbering Services
Revenue from External Customer [Line Items]
Carrier Services Revenues	118,140				110,489					444,615	397,973	361,813
Order Management Services
Revenue from External Customer [Line Items]
Carrier Services Revenues	9,802				10,910					41,552	35,804	19,815
IP Services
Revenue from External Customer [Line Items]
Carrier Services Revenues	4,229				2,974					15,918	14,117	10,134
Internet Infrastructure Services
Revenue from External Customer [Line Items]
Enterprise Services Revenues	23,797				21,723					90,771	82,987	69,113
Registry Services
Revenue from External Customer [Line Items]
Enterprise Services Revenues	20,982				17,762					79,669	68,403	59,991
Identification Services
Revenue from External Customer [Line Items]
Information Service	22,696				22,719					93,202	13,873
Verification and Analytics Services
Revenue from External Customer [Line Items]
Information Service	11,361				8,236					45,457	4,465
Local Search and Licensed Data Services
Revenue from External Customer [Line Items]
Information Service	$ 5,409				$ 4,769					$ 20,204	$ 2,833

Geographic Area Long-Lived Assets (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Long-Lived Assets by Geographical Areas [Line Items]
Long-lived assets	$ 389,838	$ 407,000	$ 438,870
North America
Long-Lived Assets by Geographical Areas [Line Items]
Long-lived assets	389,813	406,973	438,799
Central America
Long-Lived Assets by Geographical Areas [Line Items]
Long-lived assets	13	16	45
Europe and Middle East
Long-Lived Assets by Geographical Areas [Line Items]
Long-lived assets	11	10	25
Other Regions
Long-Lived Assets by Geographical Areas [Line Items]
Long-lived assets	$ 1	$ 1	$ 1

Employee Benefit Plans - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Mar. 31, 2013
Schedule of Employee Benefit Plans [Line Items]
401(k) Profit-Sharing Plan, contribution expense recognized	$ 6,800,000	$ 5,000,000	$ 4,200,000
Deferred Compensation Plan, employee contribution		100.00%
Deferred Compensation Plan, deferred compensation obligation	3,874,000	4,028,000		4,042,000
Compensation expense for changes in the fair value of the deferred compensation obligation	400,000	400,000	300,000
Rabbi Trust
Schedule of Employee Benefit Plans [Line Items]
Deferred Compensation Plan, assets held in Rabbi Trust	4,500,000	4,000,000
Unrealized gain (loss) attributable to securities held in the Rabbi Trust	$ 234,000	$ 16,000

Unaudited Quarterly Financial Information (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended									12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Quarterly Financial Information [Line Items]
Total revenue	$ 216,416	$ 214,172	$ 211,172	$ 206,462	$ 199,582	$ 174,180	$ 152,497	$ 147,683	$ 146,095	$ 831,388	$ 620,455	$ 520,866
Income from operations	70,826	69,288	74,625	68,360	64,386	39,399	58,075	55,235	56,315	276,659	209,024	205,723
Income from continuing operations	33,764	37,780	45,753	38,592	33,962	18,720	37,773	33,616	33,465	156,087	123,574	124,028
Income (loss) from discontinued operations								(1,261)	38,510		37,249	(17,819)
Net income	$ 33,764	$ 37,780	$ 45,753	$ 38,592	$ 33,962	$ 18,720	$ 37,773	$ 32,355	$ 71,975	$ 156,087	$ 160,823	$ 106,209
Basic net income (loss) per common share from:
Continuing operations		$ 0.57	$ 0.69	$ 0.58	$ 0.51	$ 0.26	$ 0.52	$ 0.46	$ 0.45	$ 2.34	$ 1.69	$ 1.66
Discontinued operations								$ (0.02)	$ 0.52		$ 0.51	$ (0.24)
Basic net income per common share	$ 0.51	$ 0.57	$ 0.69	$ 0.58	$ 0.51	$ 0.26	$ 0.52	$ 0.44	$ 0.97	$ 2.34	$ 2.2	$ 1.42
Diluted net income (loss) per common share from:
Continuing operations		$ 0.56	$ 0.68	$ 0.57	$ 0.5	$ 0.26	$ 0.51	$ 0.45	$ 0.45	$ 2.3	$ 1.66	$ 1.63
Discontinued operations								$ (0.02)	$ 0.51		$ 0.5	$ (0.23)
Diluted net income per common share	$ 0.5	$ 0.56	$ 0.68	$ 0.57	$ 0.5	$ 0.26	$ 0.51	$ 0.43	$ 0.96	$ 2.3	$ 2.16	$ 1.4

Condensed Consolidated Balance Sheet (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Current assets:
Cash and cash equivalents	$ 376,675	$ 340,255	$ 177,168	$ 122,237	$ 331,570	$ 304,581
Restricted cash	2,549	2,543		10,251
Short-term investments	1,564	3,666		10,545
Accounts receivable, net	144,319	131,805		106,274
Unbilled receivables	6,612	6,372		5,551
Notes receivable	2,619	2,740		2,786
Prepaid expenses and other current assets	20,344	17,707		30,420
Deferred costs	7,291	7,379		8,174
Income taxes receivable		6,596		37,874
Deferred tax assets	8,497	6,693		7,728
Total current assets	570,470	525,756		341,840
Long-term investments				2,506
Property and equipment, net	113,723	118,513		100,102
Goodwill	572,178	572,178		572,178
Intangible assets, net	276,115	288,487		338,768
Notes receivable, long-term	406	1,008		3,748
Deferred costs, long-term	600	702		701
Other assets, long-term	26,979	20,080		22,767
Total assets	1,560,471	1,526,724		1,382,610
Current liabilities:
Accounts payable	2,926	9,269		7,385
Accrued expenses	59,767	85,424		79,334
Income taxes payable	6,167
Deferred revenue	48,387	49,070		41,080
Notes payable	7,971	8,125		4,856
Capital lease obligations	1,105	1,686		3,065
Accrued restructuring reserve		372		4,361
Other liabilities	2,844	3,484		5,317
Total current liabilities	129,167	157,430		145,398
Deferred revenue, long-term	10,061	9,922		10,363
Notes payable, long-term	614,271	576,688		584,809
Capital lease obligations, long-term	422	817		1,918
Deferred tax liabilities, long-term	117,487	114,130		120,948
Other liabilities, long-term	21,592	21,129		16,540
Total liabilities	893,000	880,116		879,976
Total stockholders' equity	667,471	646,608		502,634	596,112	504,437
Total liabilities and stockholders' equity	1,560,471	1,526,724		1,382,610
Neustar, Inc.
Current assets:
Cash and cash equivalents	372,074	330,849		103,029
Restricted cash	1,481	1,481		9,198
Short-term investments	1,564	3,666		10,545
Accounts receivable, net	89,160	75,849		69,468
Unbilled receivables	1,200	1,221		1,227
Notes receivable	2,619	2,740		2,786
Prepaid expenses and other current assets	15,528	14,306		23,653
Deferred costs	6,916	6,989		7,446
Income taxes receivable		7,043		23,336
Deferred tax assets	4,945	3,278		3,372
Intercompany receivable	12,714	16,856		22,171
Total current assets	508,201	464,278		276,231
Long-term investments				2,506
Property and equipment, net	90,071	92,183		74,098
Goodwill	80,911	80,911		81,173
Intangible assets, net	17,413	18,025		21,013
Notes receivable, long-term	406	1,008		3,748
Deferred costs, long-term	340	390		594
Net investments in subsidiaries	704,039	703,394		752,473
Other assets, long-term	26,813	19,834		22,324
Total assets	1,428,194	1,380,023		1,234,160
Current liabilities:
Accounts payable	1,998	6,117		4,442
Accrued expenses	46,635	65,956		66,695
Income taxes payable	5,026
Deferred revenue	28,925	29,031		28,943
Notes payable	7,971	8,125		4,856
Capital lease obligations	1,105	1,686		3,065
Accrued restructuring reserve		247		3,488
Other liabilities	1,555	2,041		4,556
Total current liabilities	93,215	113,203		116,045
Deferred revenue, long-term	9,291	9,234		9,416
Notes payable, long-term	614,271	576,688		584,809
Capital lease obligations, long-term	422	817		1,918
Deferred tax liabilities, long-term	27,067	17,448		7,301
Other liabilities, long-term	15,326	14,772		11,644
Total liabilities	759,592	732,162		731,133
Total stockholders' equity	668,602	647,861		503,027
Total liabilities and stockholders' equity	1,428,194	1,380,023		1,234,160
Guarantor Subsidiaries
Current assets:
Cash and cash equivalents	817	5,372	3,795	17,136	936
Restricted cash	845	845		843
Accounts receivable, net	53,274	54,599		35,809
Unbilled receivables	5,240	5,030		4,323
Prepaid expenses and other current assets	4,362	3,057		6,135
Deferred costs	280	296		413
Income taxes receivable				14,538
Deferred tax assets	3,716	4,020		4,596
Total current assets	68,534	73,219		83,793
Property and equipment, net	23,627	26,303		25,934
Goodwill	467,539	467,538		467,276
Intangible assets, net	258,702	270,462		317,755
Deferred costs, long-term	260	312		107
Other assets, long-term	158	236		393
Total assets	818,820	838,070		895,258
Current liabilities:
Accounts payable	554	2,819		2,517
Accrued expenses	11,825	17,382		10,922
Income taxes payable	630
Deferred revenue	18,201	18,473		10,612
Accrued restructuring reserve				264
Other liabilities	1,245	1,432		750
Intercompany payable		115		7,001
Total current liabilities	32,455	40,221		32,066
Deferred revenue, long-term	770	688		947
Deferred tax liabilities, long-term	92,535	97,392		114,020
Other liabilities, long-term	6,266	6,357		4,896
Total liabilities	132,026	144,658		151,929
Total stockholders' equity	686,794	693,412		743,329
Total liabilities and stockholders' equity	818,820	838,070		895,258
Non-Guarantor Subsidiaries
Current assets:
Cash and cash equivalents	3,784	4,034	1,949	2,072	2,023	2,129
Restricted cash	223	217		210
Accounts receivable, net	1,885	1,357		997
Unbilled receivables	172	121		1
Prepaid expenses and other current assets	454	344		632
Deferred costs	95	94		315
Total current assets	6,613	6,167		4,227
Property and equipment, net	25	27		70
Goodwill	23,728	23,729		23,729
Deferred tax assets, long-term	2,115	710		373
Other assets, long-term	8	10		50
Total assets	32,489	30,643		28,449
Current liabilities:
Accounts payable	374	333		426
Accrued expenses	1,307	2,086		1,717
Income taxes payable	511	447
Deferred revenue	1,261	1,566		1,525
Accrued restructuring reserve		125		609
Deferred tax liabilities	164	605		240
Other liabilities	44	11		11
Intercompany payable	12,714	16,741		15,170
Total current liabilities	16,375	21,914		19,698
Total liabilities	16,375	21,914		19,698
Total stockholders' equity	16,114	8,729		8,751
Total liabilities and stockholders' equity	32,489	30,643		28,449
Consolidation, Eliminations
Current assets:
Income taxes receivable		(447)
Deferred tax assets	(164)	(605)		(240)
Intercompany receivable	(12,714)	(16,856)		(22,171)
Total current assets	(12,878)	(17,908)		(22,411)
Net investments in subsidiaries	(704,039)	(703,394)		(752,473)
Deferred tax assets, long-term	(2,115)	(710)		(373)
Total assets	(719,032)	(722,012)		(775,257)
Current liabilities:
Income taxes payable		(447)
Deferred tax liabilities	(164)	(605)		(240)
Intercompany payable	(12,714)	(16,856)		(22,171)
Total current liabilities	(12,878)	(17,908)		(22,411)
Deferred tax liabilities, long-term	(2,115)	(710)		(373)
Total liabilities	(14,993)	(18,618)		(22,784)
Total stockholders' equity	(704,039)	(703,394)		(752,473)
Total liabilities and stockholders' equity	$ (719,032)	$ (722,012)		$ (775,257)

Condensed Consolidated Statement Of Operations (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended									12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Condensed Financial Statements, Captions [Line Items]
Revenue	$ 216,416	$ 214,172	$ 211,172	$ 206,462	$ 199,582	$ 174,180	$ 152,497	$ 147,683	$ 146,095	$ 831,388	$ 620,455	$ 520,866
Operating expense:
Cost of revenue (excluding depreciation and amortization shown separately below)	49,297				44,898					185,965	137,992	111,282
Sales and marketing	42,260				38,353					163,729	109,855	86,363
Research and development	7,484				7,724					29,794	17,509	13,780
General and administrative	21,882				20,993					81,797	96,317	65,496
Depreciation and amortization	24,665				22,706					92,955	46,209	32,861
Restructuring charges	2				522					489	3,549	5,361
Total operating expense	145,590				135,196					554,729	411,431	315,143
Income (loss) from operations	70,826	69,288	74,625	68,360	64,386	39,399	58,075	55,235	56,315	276,659	209,024	205,723
Other (expense) income:
Interest and other expense	(17,562)				(8,193)					(34,155)	(6,279)	(6,995)
Interest and other income	141				229					596	1,966	7,582
Income (loss) from continuing operations before income taxes and equity loss in consolidated subsidiaries	53,405				56,422					243,100	204,711	206,310
Provision for (benefit from) income taxes, continuing operations	19,641				22,460					87,013	81,137	82,282
Income (loss) from continuing operations before equity loss in consolidated subsidiaries	33,764	37,780	45,753	38,592	33,962	18,720	37,773	33,616	33,465	156,087	123,574	124,028
Income (loss) from discontinued operations, net of tax								(1,261)	38,510		37,249	(17,819)
Net income	33,764	37,780	45,753	38,592	33,962	18,720	37,773	32,355	71,975	156,087	160,823	106,209
Comprehensive income	33,733				33,743					156,078	160,209	106,528
Parent Company
Condensed Financial Statements, Captions [Line Items]
Revenue	152,164				140,800					576,683	510,669	445,431
Operating expense:
Cost of revenue (excluding depreciation and amortization shown separately below)	40,421				35,679					147,921	115,456	96,315
Sales and marketing	18,032				17,470					72,708	63,825	53,365
Research and development	4,026				4,383					16,045	9,636	6,884
General and administrative	19,556				17,540					69,805	90,216	62,747
Depreciation and amortization	9,882				8,231					34,467	28,598	25,556
Restructuring charges	2				656					624	3,374	5,336
Total operating expense	91,919				83,959					341,570	311,105	250,203
Income (loss) from operations	60,245				56,841					235,113	199,564	195,228
Other (expense) income:
Interest and other expense	(17,558)				(8,447)					(34,308)	(6,073)	(7,039)
Interest and other income	136				264					666	2,161	7,578
Income (loss) from continuing operations before income taxes and equity loss in consolidated subsidiaries	42,823				48,658					201,471	195,652	195,767
Provision for (benefit from) income taxes, continuing operations	14,938				19,313					69,701	78,777	78,746
Income (loss) from continuing operations before equity loss in consolidated subsidiaries	27,885				29,345					131,770	116,875	117,021
Equity income (loss) in consolidated subsidiaries	5,878				4,617					24,317	(1,074)	(10,814)
Income (loss) from discontinued operations, net of tax											45,019
Net income	33,763				33,962					156,087	160,820	106,207
Comprehensive income	33,694				33,947					156,869	160,292	106,575
Guarantor Subsidiaries
Condensed Financial Statements, Captions [Line Items]
Revenue	62,136				56,815					246,640	102,958	68,164
Operating expense:
Cost of revenue (excluding depreciation and amortization shown separately below)	9,214				7,356					31,374	16,351	10,310
Sales and marketing	23,042				19,855					86,739	40,570	31,674
Research and development	3,458				3,162					13,516	6,085	5,842
General and administrative	1,946				3,909					11,988	4,273	2,276
Depreciation and amortization	14,776				14,460					58,445	16,994	5,594
Restructuring charges											248	25
Total operating expense	52,436				48,742					202,062	84,521	55,721
Income (loss) from operations	9,700				8,073					44,578	18,437	12,443
Other (expense) income:
Interest and other expense	5				30					226	(99)	(48)
Interest and other income	1				16					54	190	4
Income (loss) from continuing operations before income taxes and equity loss in consolidated subsidiaries	9,706				8,119					44,858	18,528	12,399
Provision for (benefit from) income taxes, continuing operations	4,538				2,790					15,695	4,186	4,127
Income (loss) from continuing operations before equity loss in consolidated subsidiaries	5,168				5,329					29,163	14,342	8,272
Equity income (loss) in consolidated subsidiaries	312				(304)					(2,787)	(3,213)	(2,519)
Net income	5,480				5,025					26,376	11,129	5,753
Comprehensive income	5,480				5,025					26,224	11,129	5,753
Non-Guarantor Subsidiaries
Condensed Financial Statements, Captions [Line Items]
Revenue	3,069				2,721					10,295	10,039	7,477
Operating expense:
Cost of revenue (excluding depreciation and amortization shown separately below)	428				2,342					8,241	7,817	4,749
Sales and marketing	1,212				1,179					4,593	6,109	1,361
Research and development					179					233	2,659	1,131
General and administrative	541				(332)					352	1,887	473
Depreciation and amortization	7				15					43	617	1,711
Restructuring charges					(134)					(135)	(73)
Total operating expense	2,188				3,249					13,327	19,016	9,425
Income (loss) from operations	881				(528)					(3,032)	(8,977)	(1,948)
Other (expense) income:
Interest and other expense	(9)				224					(73)	(107)	92
Interest and other income	4				(51)					(124)	(385)
Income (loss) from continuing operations before income taxes and equity loss in consolidated subsidiaries	876				(355)					(3,229)	(9,469)	(1,856)
Provision for (benefit from) income taxes, continuing operations	165				357					1,617	(1,826)	(591)
Income (loss) from continuing operations before equity loss in consolidated subsidiaries	711				(712)					(4,846)	(7,643)	(1,265)
Income (loss) from discontinued operations, net of tax											(7,770)	(17,819)
Net income	711				(712)					(4,846)	(15,413)	(19,084)
Comprehensive income	749				(916)					(5,485)	(15,499)	(19,133)
Consolidation, Eliminations
Condensed Financial Statements, Captions [Line Items]
Revenue	(953)				(754)					(2,230)	(3,211)	(206)
Operating expense:
Cost of revenue (excluding depreciation and amortization shown separately below)	(766)				(479)					(1,571)	(1,632)	(92)
Sales and marketing	(26)				(151)					(311)	(649)	(37)
Research and development											(871)	(77)
General and administrative	(161)				(124)					(348)	(59)
Total operating expense	(953)				(754)					(2,230)	(3,211)	(206)
Other (expense) income:
Equity income (loss) in consolidated subsidiaries	(6,190)				(4,313)					(21,530)	4,287	13,333
Net income	(6,190)				(4,313)					(21,530)	4,287	13,333
Comprehensive income	$ (6,190)				$ (4,313)					$ (21,530)	$ 4,287	$ 13,333

Condensed Consolidated Statement of Cash Flows (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Condensed Financial Statements, Captions [Line Items]
Net cash provided by (used in) operating activities	$ 51,843	$ 60,028	$ 303,567	$ 226,413	$ 144,777
Investing activities:
Purchases of property and equipment	(13,417)	(9,647)	(53,094)	(45,785)	(38,077)
Sales and maturities of investments	2,020	1,403	10,316	116,128	37,725
Purchases of investments			(1,494)	(81,239)	(50,762)
Businesses acquired, net of cash acquired			706	(695,547)	(21,658)
Net cash (used in) provided by investing activities	(11,397)	(8,244)	(43,566)	(706,443)	(72,772)
Financing activities:
(Increase) decrease in restricted cash	(6)	(7)	7,708	(8,852)	(44)
Proceeds from note payable	624,244			591,000
Payments under notes payable obligations	(2,031)	(1,500)	(6,000)	(1,500)	(987)
Extinguishment of note payable	(592,500)
Principal repayments on capital lease obligations	(976)	(900)	(3,494)	(7,171)	(12,208)
Debt issuance costs	(11,410)			(20,418)
Proceeds from exercise of common stock options	6,256	32,084	59,056	39,278	7,766
Excess tax benefits from stock-based compensation	3,213	6,533	9,041	4,541	1,613
Repurchase of restricted stock awards	(6,392)	(8,913)	(10,212)	(1,641)	(691)
Repurchase of common stock	(24,445)	(23,837)	(98,040)	(324,301)	(40,400)
Net cash (used in) provided by financing activities	(4,047)	3,460	(41,941)	270,936	(44,951)
Effect of foreign exchange rates on cash and cash equivalents	21	(313)	(42)	(239)	(65)
Net (decrease) increase in cash and cash equivalents	36,420	54,931	218,018	(209,333)	26,989
Cash and cash equivalents at beginning of period	340,255	122,237	122,237	331,570	304,581
Cash and cash equivalents at end of period	376,675	177,168	340,255	122,237	331,570
Parent Company
Condensed Financial Statements, Captions [Line Items]
Net cash provided by (used in) operating activities	58,356	71,423	306,957	212,190	153,972
Investing activities:
Purchases of property and equipment	(13,072)	(7,794)	(41,574)	(33,986)	(28,176)
Sales and maturities of investments	2,020	1,403	10,316	116,128	37,725
Purchases of investments			(1,494)	(81,239)	(50,762)
Businesses acquired, net of cash acquired			706	(695,547)	(21,658)
Investment in subsidiary	(1,902)		(5,859)	(13,633)
Net cash (used in) provided by investing activities	(12,954)	(6,391)	(37,905)	(708,277)	(62,871)
Financing activities:
(Increase) decrease in restricted cash			7,715	(9,199)
Proceeds from note payable	624,244			591,000
Payments under notes payable obligations	(2,031)	(1,500)	(6,000)	(1,500)	(987)
Extinguishment of note payable	(592,500)
Principal repayments on capital lease obligations	(976)	(900)	(3,494)	(7,171)	(12,208)
Debt issuance costs	(11,410)			(20,418)
Proceeds from exercise of common stock options	6,256	32,084	59,056	39,278	7,766
Excess tax benefits from stock-based compensation	3,094	6,539	8,994	4,536	1,615
Repurchase of restricted stock awards	(6,392)	(8,913)	(10,212)	(1,641)	(691)
Repurchase of common stock	(24,445)	(23,837)	(98,040)	(324,301)	(40,400)
Intercompany note					(20,021)
Net cash (used in) provided by financing activities	(4,160)	3,473	(41,981)	270,584	(64,926)
Effect of foreign exchange rates on cash and cash equivalents	(17)	(110)	749	(79)	(16)
Net (decrease) increase in cash and cash equivalents	41,225	68,395	227,820	(225,582)	26,159
Cash and cash equivalents at beginning of period	330,849	103,029	103,029	328,611	302,452
Cash and cash equivalents at end of period	372,074	171,424	330,849	103,029	328,611
Guarantor Subsidiaries
Condensed Financial Statements, Captions [Line Items]
Net cash provided by (used in) operating activities	4,287	6,860	95,202	32,789	9,307
Investing activities:
Purchases of property and equipment	(341)	(1,853)	(11,520)	(12,763)	(8,371)
Net cash (used in) provided by investing activities	(341)	(1,853)	(11,520)	(12,763)	(8,371)
Financing activities:
Excess tax benefits from stock-based compensation	73		1	(9)
Distribution to parent	(8,574)	(18,348)	(95,295)	(3,817)
Net cash (used in) provided by financing activities	(8,501)	(18,348)	(95,294)	(3,826)
Effect of foreign exchange rates on cash and cash equivalents			(152)
Net (decrease) increase in cash and cash equivalents	(4,555)	(13,341)	(11,764)	16,200	936
Cash and cash equivalents at beginning of period	5,372	17,136	17,136	936
Cash and cash equivalents at end of period	817	3,795	5,372	17,136	936
Non-Guarantor Subsidiaries
Condensed Financial Statements, Captions [Line Items]
Net cash provided by (used in) operating activities	(2,041)	2,531	(2,637)	(13,226)	(7,031)
Investing activities:
Purchases of property and equipment	(4)			964	(1,530)
Net cash (used in) provided by investing activities	(4)			964	(1,530)
Financing activities:
(Increase) decrease in restricted cash	(6)	(7)	(7)	347	(44)
Excess tax benefits from stock-based compensation	46	(6)	46	14	(2)
Distribution to parent	(185)	(2,438)	(660)	(1,523)	(11,471)
Investment by parent	1,902		5,859	13,633
Intercompany note					20,021
Net cash (used in) provided by financing activities	1,757	(2,451)	5,238	12,471	8,504
Effect of foreign exchange rates on cash and cash equivalents	38	(203)	(639)	(160)	(49)
Net (decrease) increase in cash and cash equivalents	(250)	(123)	1,962	49	(106)
Cash and cash equivalents at beginning of period	4,034	2,072	2,072	2,023	2,129
Cash and cash equivalents at end of period	3,784	1,949	4,034	2,072	2,023
Consolidation, Eliminations
Condensed Financial Statements, Captions [Line Items]
Net cash provided by (used in) operating activities	(8,759)	(20,786)	(95,955)	(5,340)	(11,471)
Investing activities:
Investment in subsidiary	1,902		5,859	13,633
Net cash (used in) provided by investing activities	1,902		5,859	13,633
Financing activities:
Distribution to parent	8,759	20,786	95,955	5,340	11,471
Investment by parent	(1,902)		(5,859)	(13,633)
Net cash (used in) provided by financing activities	$ 6,857	$ 20,786	$ 90,096	$ (8,293)	$ 11,471

Schedule II - Valuation and Qualifying Accounts (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Allowance for Doubtful Accounts
Valuation and Qualifying Accounts Disclosure [Line Items]
Beginning Balance	$ 1,942		$ 1,435		$ 1,425
Additions	4,086		2,596		2,600
Reductions	(3,867)	[1]	(2,089)	[1]	(2,590)	[1]
Ending Balance	2,161		1,942		1,435
Deferred Tax Asset Valuation Allowance
Valuation and Qualifying Accounts Disclosure [Line Items]
Beginning Balance	45,971		2,340		2,610
Additions	52	[2]	44,002	[2]	266	[2]
Reductions	(42,058)	[3]	(371)	[3]	(536)	[3]
Ending Balance	$ 3,965		$ 45,971		$ 2,340

[1]	Includes the reinstatement and subsequent collections of account receivable that were previously written-off.
[2]	Includes $43.2 million related to net operating loss carryforwards related to the United Kingdom (U.K). As of December 31, 2011, certain losses generated by NGM Services are no longer prevented from use in another jurisdiction under U.S. tax law and are recorded as U.K. net operating loss carryforwards. Upon recognition of the deferred tax asset associated with its U.K. net operating loss carryforwards, the Company recorded a full valuation allowance against the asset. See Note 13 of our Consolidated Financial Statements in Item 8 of Part II of this report.
[3]	During 2012, the Company completed its evaluation of limitations that apply to its U.K. net operating losses as a result of the sale of certain assets and liabilities of NGM Services and its subsidiaries. As of December 31, 2012, the Company had $5.5 million of net operating losses that are ultimately available for carryforward indefinitely under U.K. tax law. The Company reduced the deferred tax asset and valuation allowance associated with the U.K. net operating loss carryforwards accordingly.

Schedule II - Valuation and Qualifying Accounts (Parenthetical) (Detail) (Deferred Tax Asset Valuation Allowance, UNITED KINGDOM, USD $) In Millions, unless otherwise specified	Dec. 31, 2012
Deferred Tax Asset Valuation Allowance | UNITED KINGDOM
Valuation and Qualifying Accounts Disclosure [Line Items]
Net operating loss carryforwards	$ 43.2
Net operating loss carryforwards indefinitely	$ 5.5

Goodwill and Intangible Asset (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Goodwill [Line Items]
Gross goodwill	$ 665,780	$ 665,780
Accumulated impairments	(93,602)	(93,602)
Net goodwill	572,178	572,178	572,178
Carrier Services
Goodwill [Line Items]
Gross goodwill	222,355	222,355
Accumulated impairments	(93,602)	(93,602)
Net goodwill	128,753	128,753
Enterprise Services
Goodwill [Line Items]
Gross goodwill	16,198	16,198
Net goodwill	16,198	16,198
Information Services
Goodwill [Line Items]
Gross goodwill	427,227	427,227
Net goodwill	$ 427,227	$ 427,227

Summary of Notes Payable (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Debt Instrument [Line Items]
Senior Notes	$ 300,000
Notes Payable	622,242	584,813	589,665
Less: current portion, net of discount	(7,971)	(8,125)	(4,856)
Long-term portion	614,271	576,688	584,809
2011 Term Facility
Debt Instrument [Line Items]
Notes Payable		584,813
2013 Term Facility
Debt Instrument [Line Items]
Notes Payable	322,242
Senior Notes
Debt Instrument [Line Items]
Senior Notes	$ 300,000

Principal Payments Under Two and Thousand Three Term Facility (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012
Debt Instrument [Line Items]
2013	$ 8,125
2014	8,125	8,125
2015	8,125	8,125
2016	8,125	8,125
2017	8,125	8,125
Thereafter	284,375
Total principal payments	$ 325,000	$ 325,000